Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	EVER
Entity Registrant Name	EverBank Financial Corp
Entity Central Index Key	0001502749
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 39,689	$ 31,441	$ 29,331
Interest-bearing deposits in banks	478,543	263,540	1,139,890
Total cash and cash equivalents	518,232	294,981	1,169,221
Investment securities:
Available for sale, at fair value	1,850,526	1,903,922	2,041,605
Held to maturity	190,615	189,518	32,928
Other investments	133,282	98,392	129,056
Total investment securities	2,174,423	2,191,832	2,203,589
Loans held for sale	3,178,597	2,725,286	1,237,665
Loans and leases held for investment:
Covered by loss share or indemnification agreements	727,708	841,146	1,156,430
Not covered by loss share or indemnification agreements	7,057,722	5,678,135	4,942,838
Loans and leases held for investment, net of unearned income	7,785,430	6,519,281	6,099,268
Allowance for loan and lease losses	(77,393)	(77,765)	(93,689)
Total loans and leases held for investment, net	7,708,037	6,441,516	6,005,579
Equipment under operating leases, net	61,811	56,399	19,838
Mortgage servicing rights (MSR), net	415,962	489,496	573,196
Deferred income taxes, net	163,561	151,634	133,325
Premises and equipment, net	52,037	43,738	44,052
Other assets	768,164	646,796	621,421
Total Assets	15,040,824	13,041,678	12,007,886
Deposits
Noninterest-bearing	1,356,769	1,234,615	1,136,619
Interest-bearing	9,446,974	9,031,148	8,546,435
Deposits	10,803,743	10,265,763	9,683,054
Other borrowings	2,503,636	1,257,879	887,389
Trust preferred securities	103,750	103,750	113,750
Accounts payable and accrued liabilities	448,326	446,621	310,495
Total Liabilities	13,859,455	12,074,013	10,994,688
Commitments and Contingencies (Note 14)
Shareholders' Equity
Common Stock, $0.01 par value	1,165	751	747
Additional paid-in capital	762,422	561,247	556,001
Retained earnings	530,876	513,413	461,503
Accumulated other comprehensive income (loss) (AOCI)	(113,094)	(107,749)	(5,056)
Total Shareholders' Equity	1,181,369	967,665	1,013,198
Total Liabilities and Shareholders' Equity	15,040,824	13,041,678	12,007,886
Series A Preferred Stock
Shareholders' Equity
Cumulative Convertible Preferred Stock	0	2	2
Series B Preferred Stock
Shareholders' Equity
Cumulative Convertible Preferred Stock	$ 0	$ 1	$ 1

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, par value	$ 0.01
Held to maturity securities at fair value	$ 196,382	$ 194,350	$ 31,824
Loans held for sale at fair value	1,105,985	777,280	1,035,408
Preferred Stock, shares authorized	10,000,000
Preferred Stock, shares issued	0
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	500,000,000	150,000,000	150,000,000
Common Stock, shares issued	116,479,658	75,094,375	74,647,395
Common Stock, shares outstanding	116,479,658	75,094,375	74,647,395
Other Comprehensive Income (Loss), Tax		$ 65,367	$ 3,547
Series A Preferred Stock
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	0	1,000,000	1,000,000
Preferred Stock, shares issued	0	186,744	186,744
Preferred Stock, shares outstanding	0	186,744	186,744
Series B Preferred Stock
Preferred Stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, liquidation preference, per share	$ 1,000	$ 1,000	$ 1,000
Preferred Stock, shares authorized	0	1,000,000	1,000,000
Preferred Stock, shares issued	0	136,544	136,226
Preferred Stock, shares outstanding	0	136,544	136,226

Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans and leases	$ 135,816	$ 118,527	$ 260,594	$ 241,520	$ 479,938	$ 451,880	$ 309,763
Interest and dividends on investment securities	20,699	29,333	41,248	55,577	106,850	159,417	130,305
Other interest income	82	273	186	1,115	1,432	1,210	526
Total interest income	156,597	148,133	302,028	298,212	588,220	612,507	440,594
Interest Expense
Deposits	20,419	25,410	41,393	51,600	97,011	101,409	107,696
Other borrowings	11,194	9,813	20,028	20,009	38,899	45,758	55,515
Total interest expense	31,613	35,223	61,421	71,609	135,910	147,167	163,211
Net Interest Income	124,984	112,910	240,607	226,603	452,310	465,340	277,383
Provision for Loan and Lease Losses	5,757	9,004	17,112	27,034	49,704	79,341	121,912
Net Interest Income after Provision for Loan and Lease Losses	119,227	103,906	223,495	199,569	402,606	385,999	155,471
Noninterest Income
Loan servicing fee income	42,483	46,757	88,039	95,633	189,439	210,844	157,684
Amortization and impairment of mortgage servicing rights	(64,277)	(21,429)	(108,760)	(44,217)	(135,478)	(93,147)	(65,464)
Net loan servicing income (loss)	(21,794)	25,328	(20,721)	51,416	53,961	117,697	92,220
Gain on sale of loans	69,926	5,456	118,103	18,933	73,293	65,959	66,425
Loan production revenue	9,852	5,588	17,289	11,995	26,471	34,861	39,327
Deposit fee income	5,828	6,435	12,067	11,595	25,966	19,752	22,004
Bargain purchase gain					0	68,056	0
Other lease income	8,822	8,336	17,485	15,068	30,924	21,285	0
Other	1,489	1,790	3,093	9,778	22,488	30,197	12,122
Total noninterest income	74,123	52,933	147,316	118,785	233,103	357,807	232,098
Noninterest Expense
Salaries, commissions and other employee benefits expense	76,277	56,321	142,867	113,694	232,771	201,788	150,623
Equipment expense	16,889	11,709	32,837	22,469	49,718	33,008	26,132
Occupancy expense	6,017	5,031	11,366	9,571	20,189	20,269	11,842
General and administrative expense	76,600	48,650	147,534	121,216	251,517	238,868	110,582
Total noninterest expense	175,783	121,711	334,604	266,950	554,195	493,933	299,179
Income before Provision for Income Taxes	17,567	35,128	36,207	51,404	81,514	249,873	88,390
Provision for Income Taxes	6,395	13,333	13,189	20,193	28,785	60,973	34,853
Net Income (Loss) from Continuing Operations Attributable to Parent	11,172	21,795	23,018	31,211	52,729	188,900	53,537
Discontinued Operations, Net of Income Taxes					0	0	(172)
Net Income	11,172	21,795	23,018	31,211	52,729	188,900	53,365
Less: Net Income Allocated to Participating Preferred Stock	(1,685)	(4,417)	(7,664)	(6,824)	(11,218)	(44,120)	(19,564)
Net Income Allocated to Common Shareholders	$ 9,487	$ 17,378	$ 15,354	$ 24,387	$ 41,511	$ 144,780	$ 33,801
Income (Loss) from Continuing Operations, Per Basic Share					$ 0.55	$ 2	$ 0.8
Basic Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.33	$ 0.55	$ 2	$ 0.8
Income (Loss) from Continuing Operations, Per Diluted Share					$ 0.54	$ 1.94	$ 0.78
Diluted Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.32	$ 0.54	$ 1.94	$ 0.78

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 11,172	$ 21,795	$ 23,018	$ 31,211
Unrealized Holding Gains (Losses) on Debt Securities
Reclassification of unrealized gains to earnings	0	0	0	(2,739)
Unrealized gains (losses) due to changes in fair value	(7,581)	(378)	13,705	(10,550)
Other-than-temporary impairment (OTTI) (noncredit portion), net of accretion	0	0	0	502
Tax effect	2,883	144	(5,146)	4,696
Change in unrealized gains (losses) on debt securities	(4,698)	(234)	8,559	(8,091)
Interest Rate Swaps
Net unrealized losses due to changes in fair value	(32,932)	(27,715)	(26,304)	(22,829)
Reclassification of unrealized losses to earnings	1,964	1,768	3,674	3,797
Tax effect	11,769	9,861	8,726	7,451
Changes in interest rate swaps	(19,199)	(16,086)	(13,904)	(11,581)
Other Comprehensive Income (Loss)	(23,897)	(16,320)	(5,345)	(19,672)
Comprehensive Income (Loss)	$ (12,725)	$ 5,475	$ 17,673	$ 11,539

Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Preferred Stock	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock	Common Stock Series A Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Preferred Stock	Retained Earnings	Retained Earnings Series A Preferred Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Series A Preferred Stock	Noncontrolling Interest	Noncontrolling Interest Series A Preferred Stock
Balance at Dec. 31, 2008	$ 419,624		$ 3		$ 413		$ 177,456		$ 232,053		$ 778		$ 8,921
Comprehensive income:
Net income	53,365		0		0		0		53,365		0		0
Net unrealized gain on available for sale securities	19,048		0		0		0		0		19,048		0
Fair market value of interest rate swaps	6,881		0		0		0		0		6,881		0
Net gain (loss) on sale of forward swaps	(5,593)		0		0		0		0		(5,593)		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	(1,051)		0		0		0		0		(1,051)		0
Other comprehensive income (loss)	72,650		0		0		0		53,365		19,285		0
Issuance of common stock	64,959		0		56		64,903		0		0		0
Repurchase of common stock	(1,806)		0		(2)		(1,804)		0		0		0
Share-based grants (including income tax benefits)	7,630		0		0		7,630		0		0		0
Cash dividends on preferred stock		(225)		0		0		0		(225)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		5,108		(5,108)		0		0
Dissolution distribution to priceline.com	(8,921)		0		0		0		0		0		(8,921)
Balance at Dec. 31, 2009	553,911		3		467		253,293		280,085		20,063		0
Comprehensive income:
Net income	188,900		0		0		0		188,900		0		0
Net unrealized gain on available for sale securities	(10,518)		0		0		0		0		(10,518)		0
Fair market value of interest rate swaps	(13,010)		0		0		0		0		(13,010)		0
Net gain (loss) on sale of forward swaps	(2,324)		0		0		0		0		(2,324)		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	733		0		0		0		0		733		0
Other comprehensive income (loss)	163,781		0		0		0		188,900		(25,119)		0
Issuance of common stock	291,792		0		280		291,512		0		0		0
Repurchase of common stock	(508)		0		0		(508)		0		0		0
Share-based grants (including income tax benefits)	4,449		0		0		4,449		0		0		0
Cash dividends on preferred stock		(227)		0		0		0		(227)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		7,255		(7,255)		0		0
Balance at Dec. 31, 2010	1,013,198		3		747		556,001		461,503		(5,056)		0
Comprehensive income:
Net income	31,211		0		0		0		31,211		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	502
Other comprehensive income (loss)	(19,672)		0		0		0		0		(19,672)
Issuance of common stock	1,093		0		4		1,089		0		0
Repurchase of common stock	(2,313)		0		(1)		(2,312)		0		0
Share-based grants (including income tax benefits)	4,281		0		0		4,281		0		0
Cash dividends on preferred stock	(113)		0		0		0		(113)		0
Paid-in-kind dividends on Series B Preferred Stock			0		0		591		(591)		0
Balance at Jun. 30, 2011	1,027,685		3		750		559,650		492,010		(24,728)
Balance at Dec. 31, 2010	1,013,198		3		747		556,001		461,503		(5,056)		0
Comprehensive income:
Net income	52,729		0		0		0		52,729		0		0
Net unrealized gain on available for sale securities	(36,229)		0		0		0		0		(36,229)		0
Fair market value of interest rate swaps	(68,660)		0		0		0		0		(68,660)		0
Net gain (loss) on sale of forward swaps	1,876		0		0		0		0		1,876		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	320		0		0		0		0		320		0
Other comprehensive income (loss)	(49,964)		0		0		0		52,729		(102,693)		0
Issuance of common stock	1,672		0		6		1,666		0		0		0
Repurchase of common stock	(3,537)		0		(2)		(3,535)		0		0		0
Share-based grants (including income tax benefits)	6,524		0		0		6,524		0		0		0
Cash dividends on preferred stock		(228)		0		0		0		(228)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		591		(591)		0		0
Balance at Dec. 31, 2011	967,665		3		751		561,247		513,413		(107,749)		0
Comprehensive income:
Net income	23,018		0		0		0		23,018		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	0
Other comprehensive income (loss)	(5,345)		0		0		0		0		(5,345)
Conversion of preferred stock	0		(3)		188		(185)		0		0
Issuance of common stock	198,762		0		226		198,536		0		0
Repurchase of common stock	(360)		0		0		(360)		0		0
Share-based grants (including income tax benefits)	3,184		0		0		3,184		0		0
Cash dividends on preferred stock	(5,555)		0		0		0		(5,555)		0
Balance at Jun. 30, 2012	$ 1,181,369		$ 0		$ 1,165		$ 762,422		$ 530,876		$ (113,094)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Tygris	Dec. 31, 2010 Bank Of Florida
Operating Activities:
Net income	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,365
Add: Net loss from discontinued operations			0	0	172
Net income from continuing operations	23,018	31,211	52,729	188,900	53,537
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums on investments	4,710	4,308	13,642	6,307	487
Depreciation and amortization of tangible and intangible assets	18,091	9,643	24,155	14,888	9,216
Amortization of loss on settlement of interest rate swaps	3,674	3,797	7,515	5,388	4,079
Amortization and impairment of mortgage servicing rights	108,760	44,217	135,478	93,147	65,464
Deferred income taxes	(8,347)	39,272	44,160	13,604	(11,393)
Provision for Loan and Lease Losses	17,112	27,034	49,704	79,341	121,912
Loss on other real estate owned	4,605	8,664	14,471	16,034	3,204
Gain on sale of investments, net			(15,892)	(21,975)	(8,956)
Bargain purchase gain			0	(68,056)	0
Loss (gain) on extinguishment of debt, net			(4,400)	4,607	0
Writedown of indemnification asset	8,680		8,680	22,023	0
Proceeds from sale and maturities of trading securities			0	0	233,403
Share-based compensation expense	2,229	4,281	3,732	4,293	7,630
Payments for settlement of forward interest rate swaps	(14,002)	(2,796)	(4,816)	(9,254)	(12,855)
Other operating activities	(2,778)	2,665	439	935	1,654
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Loans held for sale, including proceeds from sales and repayments	(788,325)	401,193	(991,814)	(390,569)	(506,388)
Other assets	37,043	3,800	(60,646)	156,902	(29,697)
Accounts payable and accrued liabilities	1,638	6,093	26,672	71,101	(2,215)
Net cash provided by (used in) continuing operating activities			(696,191)	187,616	(70,918)
Cash used in discontinued operations			0	0	(667)
Net cash provided by (used in) operating activities	(592,572)	583,382	(696,191)	187,616	(71,585)
Investment securities available for sale:
Purchases	(210,717)	(972,910)	(1,223,649)	(1,846,442)	(1,381,757)
Proceeds from sales	0	60,961	676,340	967,769	53,415
Proceeds from prepayments and maturities	274,042	302,866	654,851	556,691	199,099
Investment securities held to maturity:
Purchases	(14,917)	(153,885)	(163,872)	(3,545)	(3,307)
Proceeds from prepayments and maturities	13,506	4,531	16,451	2,913	644
Net proceeds from sale of (purchases of) reverse repurchase agreements			25,000	(25,000)	0
Purchases of other investments	(37,422)	(2,552)	(32,655)	(7,946)	(65,681)
Proceeds from sale of other investments	0	43,060	37,512	11,394	36,630
Decrease (increase) in loans held for investment, net of discount accretion,premium amortization and principal repayments	(880,630)	(940,821)	(1,335,415)	(545,528)	253,565
Cash acquired in acquisition						69,480	147,702
Cash paid for acquisition	(351,071)	0
Purchases of premises and equipment, including equipment under operating leases	(31,267)	(26,225)	(62,754)	(36,212)	(13,501)
Proceeds related to sale or settlement of other real estate owned	18,664	24,540	45,255	32,238	23,432
Proceeds from insured foreclosure claims	61,869	116,348	213,512	172,423	89,647
Purchases of mortgage servicing rights			(4,679)	(123,118)	(107,130)
Other investing activities	(190)	(653)	(3,936)	1,499	(1,668)
Net cash used in investing activities	(1,158,133)	(1,544,740)	(1,158,039)	(625,682)	(916,612)
Financing Activities:
Net increase in nonmaturity deposits	343,692	153,393	544,088	2,124,475	1,273,752
Net increase in time deposits	182,987	100,007	71,825	3,848	43,569
Increase (decrease) in short-term Federal Home Loan Bank (FHLB) advances	370,000	310,000	370,500	63,000	(139,280)
Proceeds from long-term FHLB advances	1,100,000	6,158	191,858	77,428	235,000
Repayments of long-term FHLB advances	(223,500)	(85,008)	(190,240)	(295,035)	(518,500)
Principal repayments of long-term debt, including early extinguishment			(5,620)	(386,157)	0
Proceeds from issuance of common stock	207,514	1,093	1,672	281	64,959
Other financing activities	(6,737)	(9,916)	(4,093)	(3,826)	(10,952)
Net cash (used in) provided by financing activities	1,973,956	475,727	979,990	1,584,014	948,548
Net change in cash and cash equivalents	223,251	(485,631)	(874,240)	1,145,948	(39,649)
Cash and cash equivalents at beginning of period	294,981	1,169,221	1,169,221	23,273	62,922
Cash and cash equivalents at end of period	518,232	683,590	294,981	1,169,221	23,273
Supplemental Disclosures of Cash Flow Information:
Interest			138,080	147,925	169,544
Income taxes			(25,651)	60,290	50,592
Supplemental Schedules of Noncash Investing Activities:
Accrued liabilities related to purchases of mortgage servicing rights			0	10,450	42,827
Loans transferred to other real estate owned from loans held for investment	26,472	40,186	63,301	55,790	31,068
Loans transferred to foreclosure claims from loans held for investment	67,487	120,526	197,878	191,050	112,363
Loans transferred to foreclosure claims from loans held for sale	142,519	10,264
Additions of originated mortgage servicing assets for loans sold	37,027	26,657	56,268	71,804	86,735
Transfer of investments available for sale to investments held to maturity			0	0	24,204
Loans transferred from held for investment to held for sale			780,391	33,293	0
Loans transferred from held for sale to held for investment	26,138		15,788	332,788	0
Issuance of stock for TCFG acquisition			$ 0	$ 291,511	$ 0

Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation

1. Organization and Basis of Presentation

a) Organization—EverBank Financial Corp (the Company) is a thrift holding company with one direct subsidiary, EverBank (EB). EB is a federally chartered thrift institution with its home office located in Jacksonville, Florida. In addition, its direct banking services are offered nationwide. EB operates financial centers in Florida and retail lending centers across the United States. EB (a) accepts deposits from the general public; (b) originates, purchases, services and sells residential real estate mortgage loans; (c) originates, services, and sells commercial real estate loans; (d) originates consumer, home equity, and commercial loans and leases; and (e) offers full-service securities brokerage and investment advisory services.

EB’s subsidiaries are:

•	AMC Holding, Inc., the parent of CustomerOne Financial Network, Inc.;

•	Tygris Commercial Finance Group, Inc. (Tygris), the parent of EverBank Commercial Finance, Inc.;

•	EverInsurance, Inc.;

•	Elite Lender Services, Inc.; and

•	EverBank Wealth Management, Inc. (EWM).

On January 31, 2012, as part of a tax-free reorganization, the assets, liabilities and business activities of EWM were transferred to EB.

b) Reincorporation—In September 2010, EverBank Financial Corp, a Florida corporation, (EverBank Florida), formed EverBank Financial Corp, a Delaware corporation, (EverBank Delaware). Subsequent to its formation, EverBank Delaware held no assets, had no subsidiaries and did not engage in any business or other activities except in connection with its formation. In May 2012, EverBank Delaware completed an initial public offering with its common stock listed on the New York Stock Exchange LLC (NYSE) under the symbol “EVER”. Immediately preceding the consummation of that offering, EverBank Florida merged with and into EverBank Delaware, with EverBank Delaware continuing as the surviving corporation and succeeding to all of the assets, liabilities and business of EverBank Florida. The merger resulted in the following:

•	All of the outstanding shares of common stock of EverBank Florida were converted into approximately 77,994,699 shares of EverBank Delaware common stock;

•	All of the outstanding shares of Series B Preferred Stock were converted into 15,964,644 shares of EverBank Delaware common stock;

•	As a result of the reincorporation of EverBank Florida in Delaware, the Company is now governed by the laws of the State of Delaware.

Reincorporation of EverBank Florida in Delaware did not result in any change of the business, management, fiscal year, assets, liabilities or location of the principal facilities of the Company.

c) Basis of Presentation—The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information or footnotes necessary for a complete presentation of financial position, results of operations, comprehensive income, and cash flows in conformity with generally accepted accounting principles. These interim financial statements should be read in conjunction with the audited financial statements and note disclosures as of and for the years ended December 31, 2011, 2010 and 2009 , which are included in the Company’s registration statement on Form S-1.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation. In management’s opinion, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations, comprehensive income, and changes in cash flows have been made.

GAAP requires management to make estimates that affect the reported amounts and disclosures of contingencies in the consolidated financial statements. Estimates by their nature are based on judgment and available information. Material estimates relate to the Company’s allowance for loan and lease losses, loans and leases acquired with evidence of credit deterioration, repurchase obligations, lease residuals, contingent liabilities, and the fair values of investment securities, loans held for sale, MSR, share-based compensation and derivative instruments. Because of the inherent uncertainties associated with any estimation process and future changes in market and economic conditions, it is possible that actual results could differ significantly from these estimates.

1. Organization and Basis of Presentation

a) Organization—EverBank Financial Corp (the Company) is a thrift holding company with 2 direct subsidiaries, EverBank (EB) and EverBank Wealth Management, Inc. (EWM). EB is a federally chartered thrift institution with its home office located in Jacksonville, Florida. In addition, its direct banking services are offered nationwide. EB operates 14 financial centers in Florida. EB (a) accepts deposits from the general public; (b) originates, purchases, services and sells residential real estate mortgage loans; (c) originates, services, and sells commercial real estate loans; (d) originates consumer, home equity, and commercial loans and leases; and (e) offers full-service securities brokerage services.

EB’s subsidiaries are:

•	AMC Holding, Inc., the parent of CustomerOne Financial Network, Inc.,

•	Tygris Commercial Finance Group (TCFG),

•	EverInsurance, Inc. and

•	Elite Lender Services, Inc.

EB also owned 51% of Priceline Mortgage Company, LLC (PMC), a joint venture with priceline.com incorporated prior to its dissolution in July 2009.

EWM is a registered investment advisor and manages the investments of its customers.

On July 1, 2011, as part of a tax-free reorganization, the assets, liabilities, and business activities of AMC Acquisition, Inc. and EverHome Mortgage Company were transferred into EB. Additionally, EverInsurance, Inc. and Elite Lender Services, Inc. became direct subsidiaries of EB. Formerly, EverInsurance, Inc. and Elite Lender Services, Inc. were direct subsidiaries of EverHome Mortgage Company.

b) Basis of Presentation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. The results of operations for acquired companies are included from their respective dates of acquisition.

Accounting principles generally accepted in the United States of America require management to make estimates that affect the reported amounts and disclosures of contingencies in the consolidated financial statements. Estimates by their nature are based on judgment and available information. Material estimates relate to the Company’s allowance for loan and lease losses, loans and leases acquired with evidence of credit deterioration, repurchase obligations, lease residuals, contingent liabilities, the fair value of investment securities, loans held for sale, MSR, share-based compensation and derivative instruments. Because of the inherent uncertainties associated with any estimation process and future changes in market and economic conditions, it is possible that actual results could differ significantly from those estimates.

c) Change in Accounting Estimate—During the first quarter of 2011, the Company enhanced the quantitative methodology used in its assessment of the adequacy of the allowance for loan and lease losses by applying an average loss rate model on its commercial and commercial real estate portfolios and certain lease financing receivables, and a roll-rate methodology on its residential mortgages, certain lease financing receivables, home equity lines, and consumer and credit card portfolios.

The average loss rate method derives loss factors based upon the historical loss experience of the portfolio. The roll-rate method utilizes both historical loss rates and loss rates which consider the likelihood of deterioration in the credit quality of non-delinquent loans based on an expectation of those loans becoming delinquent in monthly increments until they default and are charged-off. The loss rates estimated using these methodologies may be adjusted to incorporate seasonality attributes and recent economic or business trends that may affect the collectability of the portfolio. The resulting loss factor is then applied to the outstanding balances in the respective portfolio at period end to estimate incurred losses at the balance sheet date.

The Company previously applied a methodology based on actual historical loss experience in its process for assessing the adequacy of the allowance for loan and lease losses. Under this methodology, the historical loss rate was based on an analysis of historical losses and relied upon historical loss experience of pools of loans with common characteristics, over a defined period of time.

The Company’s decision to enhance the methodology used in estimating probable losses inherent in the loan portfolio was made after an evaluation of the reliability of the enhanced methodology. Management believes that the enhanced quantitative methodology provides a more reliable estimate of probable losses on its existing portfolio. The impact of this change in accounting estimate resulted in a net increase of the Company’s allowance for loan and lease losses of $1,907 as of March 31, 2011.

d) Stock Split—On January 27, 2011, the Company effected a 15 for 1 split of its common stock. Pursuant to Accounting Standards Codification (ASC) 260, Earnings per Share, all share and per share disclosures have been retroactively restated to reflect the stock split.

e) Subsequent Events—The Company has performed an evaluation of subsequent events through March 19, 2012, the date its consolidated financial statements were available to be issued. See Note 32 for further information.

f) Reclassification—Certain prior year amounts have been aggregated or disaggregated to conform to the current year presentation. These reclassifications have no effect on previously reported net income (losses) available to common shareholders, income (losses) per common share, or shareholders’ equity.

Recent Accounting Pronouncements and Updates to Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Recent Accounting Pronouncements and Updates to Significant Accounting Policies

2. Recent Accounting Pronouncements and Updates to Significant Accounting Policies

Recent Accounting Pronouncements

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements—In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820)—Fair Value Measurement, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 was effective for the first quarter of 2012 and was applied prospectively. Adoption of this standard resulted in additional disclosures as presented in Note 13 but did not have any impact on the Company’s results of operations.

Presentation of Comprehensive Income—In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220)—Presentation of Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. ASU 2011-05 is effective for the first quarter of 2012 and should be applied retrospectively. Adoption of this standard resulted in the presentation of a new statement of comprehensive income separate from the statement of shareholders’ equity but did not have any impact on the Company’s results of operations. In December 2011, the FASB issued ASU 2011-12,Comprehensive Income (Topic 220)- Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, to allow time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU did not have any impact on the Company’s consolidated financial statements or results of operations.

Intangibles—Goodwill & Other—In September 2011, the FASB issued ASU 2011—08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment, which affect all entities that have goodwill reported in their financial statements. The amendments in ASU 2011-08 permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The more likely than not threshold is defined as having a likelihood of more than 50 percent. If, after assessing the totality of events or circumstances, an entity determines that it is more likely than not that the fair value of a reporting unit is more than its carrying amount, then performing the two-step impairment test is not required. Under the amendments in this update, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit’s fair value from a prior year as previously permitted under ASC Topic 350. This guidance was adopted in conjunction with the performance of the Company’s annual goodwill impairment test performed during the second quarter of 2012. Adoption of this standard did not have any impact on the Company’s consolidated financial statements or results of operations.

Updates to Significant Accounting Policies

Goodwill and Intangible Assets—Goodwill, core deposit premiums and other intangible assets are included in other assets in the consolidated balance sheets.

Goodwill is not amortized and is evaluated for potential impairment on an annual basis or when events or circumstances indicate a potential impairment, at the reporting unit level. Reporting units are first evaluated qualitatively to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is believed that it is more likely than not that a reporting unit’s fair value is less than its carrying value, the Company will estimate the reporting unit’s fair market value to determine whether carrying value exceeds fair market value. If carrying value exceeds fair market value, goodwill is written down.

The Company may use judgment in assessing goodwill and intangible assets for impairment. Estimates of fair value are based on projections of revenues, operating costs and cash flows of each reporting unit considering historical and anticipated future results, general economic and market conditions as well as the impact of planned business or operational strategies. The valuations employ a combination of present value techniques to measure fair value and consideration of market factors. Additionally, judgment is used in determining the useful lives of finite-lived intangible assets. Changes in judgments and projections could result in a significantly different estimate of the fair value of the reporting units and could result in an impairment of goodwill.

Core deposit premiums are amortized over the estimated life of the acquired deposits using the straight-line method. Core deposit premiums are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Other identifiable intangible assets were recognized through business combinations. These intangible assets are amortized over their estimated life. No residual value was assigned to any of these intangible assets.

Acquisition Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisition Activities

3. Acquisition Activities

On April 2, 2012, the Company completed its acquisition of 100% of the net assets of the Warehouse Lending Division of MetLife Bank, N.A. pursuant to the asset purchase agreement dated February 8, 2012 between the Company and MetLife Bank, N.A. The acquisition was funded entirely by cash with the transaction accounted for using the acquisition method. Based on the acquisition method of accounting, the consideration paid was allocated to the acquired assets and liabilities. No identifiable intangible assets or goodwill were recognized in the transaction. Information regarding the acquisition is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Loans	$350,997
Accrued interest and fees	617

Total Assets Acquired	351,614

Other liabilities	543

Total Liabilities Assumed	543

Total Identifiable Net Assets	$351,071

Under the acquisition method of accounting, the measurement period for a transaction is to extend for a period necessary to obtain all available information to facilitate a complete and accurate recording of the transaction as of the acquisition date. This period, however, may not extend beyond a period of one year from the date of acquisition. In the event information not currently available is obtained during the measurement period that would affect the recording of this transaction, any applicable adjustments will be performed retrospectively adjusting the initial recording of this acquisition.

See Note 16 for information on the agreement the Company entered into to acquire Business Property Lending, Inc, a wholly owned subsidiary of General Electric Capital Corporation.

5. Acquisition Activities

Acquisition of Tygris Commercial Finance Group—On February 5, 2010, the Company acquired 100% of the outstanding common shares of TCFG. The fair value of net assets acquired exceeded the fair value of consideration paid and resulted in a bargain purchase gain of $68,056.

Information regarding the acquisition on February 5, 2010, is as follows:

Consideration
Equity Instruments (27,863,865 common shares of the Company)	$291,511

Fair value of total consideration transferred	$291,511

The fair value of the Company’s common shares issued as consideration was determined using the market approach, which estimates fair value by comparing the asset being appraised to comparable assets that have recently been sold in arm’s-length transactions. The value is then adjusted for any significant differences, to the extent known, between the comparable assets and the asset being valued. The fair value of the Company’s stock was based upon comparable valuation multiples of a peer group of publicly traded financial institutions as of February 4, 2010, adjusted to include a liquidity discount reflecting the illiquidity of the stock of a non-public entity.

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$69,480
Lease financing receivables	538,137
Equipment under operating leases	10,692
Intangible assets	6,259
Indemnification asset	30,766
Deferred tax asset, net	113,195
Premises and equipment	2,166
Other assets	6,815

Total Assets Acquired	777,510

Accounts payable and accrued expenses	33,544
Interest rate derivatives	12,079
Revolving and term secured borrowings	372,320

Total Liabilities Assumed	417,943

Total Identifiable Net Assets	$359,567

Through December 31, 2010, a total of $6,093 in acquisition-related costs were incurred and expensed related to the TCFG acquisition. Of this cumulative total amount, $2,784, and $3,309 were incurred and expensed during the years ended December 31, 2010 and 2009, respectively. These expenses are reflected primarily in general and administrative expenses in the consolidated statements of income.

The fair value of the financial assets acquired includes receivables under direct financing leases and loans with a fair value of $538,137. The contractual net investment under the contracts is $806,177 for direct financing leases and loans. At acquisition date, the loan and lease financing receivables have gross contractual amounts due of $938,000 and expected cash flows of $648,100.

Pursuant to the terms of the acquisition agreement, an escrow account was established by TCFG shareholders, comprised of 9,470,010 of the Company’s common shares and cash of $50,000. The escrow was established to compensate the Company for higher than projected net losses on the acquired loans and leases for a period of five years from the acquisition date. The Company will be reimbursed from escrow if the aggregate annual amount of net losses exceeds 2% of the average purchased portfolio and $44,526 in the first year, up to a maximum of $141,628.

Escrowed shares not used to reimburse indemnification claims are released from escrow annually until termination if the value of such shares exceeds 17.5% of the average purchased net loans and leases. Escrowed cash remains in escrow until termination. The escrow agreement terminates on the fifth anniversary of the closing date. At December 31, 2011, there are 5,950,046 shares held in escrow.

An indemnification asset representing the fair value of the shares expected to be released to the Company from escrow was recorded in other assets in the consolidated balance sheet. The indemnification asset meets the definition of a derivative, as shares released either back to the Company or to former TCFG shareholders are based upon a determined amount of losses in exchange for an escrowed share of the Company’s stock. Any changes in the fair value of the Company’s stock or changes resulting from either increases or decreases in expected cash flows will impact earnings and the related indemnification asset.

TCFG’s actual net interest income, noninterest income and net income included in the Company’s consolidated statement of income from February 5, 2010 through December 31, 2010 were $134,985, $20,051, and $55,541, respectively.

Pro Forma Results (unaudited)

The unaudited pro forma consolidated combined statements of income include the effect of the accretion of purchase accounting fair value adjustments based on asset and liability valuations as of the acquisition date. The unaudited pro forma consolidated combined statements of income also include adjustments related to the provision for loan and lease losses and the bargain purchase gain recorded as a result of the transaction. Selected unaudited pro forma results of operations for the years ended December 31, 2010 and 2009, assuming the TCFG acquisition had occurred as of January 1, 2009, are as follows:

	December 31, 2010	December 31, 2009
Net interest income after provision for loan and lease losses	$400,547	$313,064
Noninterest income	290,581	237,851
Net income from continuing operations	147,993	117,132
Net income from continuing operations attributable to common shareholders	112,795	89,197
Pro forma earnings per common share from continuing operations, basic	$1.51	$1.27
Pro forma earnings per common share from continuing operations, diluted	1.47	1.25

Acquisition of Bank of Florida Banking Operations—On May 28, 2010, EB entered into purchase and assumption agreements with the FDIC, as receiver, to acquire certain assets and assume certain liabilities of three affiliated full-service commercial banks of Bank of Florida, headquartered in Naples, Florida.

The acquired loans and OREO are covered by loss share agreements between EB and the FDIC. Under the agreements, the FDIC will reimburse EB for 80% of net losses in excess of $385,645 on the disposition of loans and OREO. The term for loss sharing on single-family residential real estate loans is ten years, while the term for loss sharing on all other loans is five years. The reimbursable losses from the FDIC are based on the book value of the relevant loans as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the provisions of the loss share agreements. Based on the Company’s estimate of future losses, no indemnification asset was recognized at acquisition.

Within 45 days of the end of the loss sharing agreements between EB and the FDIC, EB may be required to rebate a portion of the cash received from the FDIC at acquisition in the event that losses do not reach a specified threshold, based on the initial discount received less cumulative servicing amounts for the covered assets acquired. This liability (FDIC clawback liability) was recorded at its estimated fair value of $37,592 at acquisition date and $43,317 and $39,311 at December 31, 2011 and 2010, respectively.

Subsequent to the acquisition, the adequacy of the allowance for loan losses for loans acquired in the transaction is determined with consideration given to the amounts recoverable through the loss share agreements. The provision for loan losses represents expected losses in excess of losses inherent in the portfolio at acquisition.

The acquired assets and assumed liabilities are presented in the following table at fair value. Cash received from the FDIC of $147,202 is included in other assets.

Assets Acquired
Cash and cash equivalents	$147,702
Investment securities	162,275
Loans, net (covered assets)	888,760
OREO (covered assets)	22,132
Core deposit premium	3,200
Other assets	155,797
Deferred tax assets, net	5,765
Goodwill	9,999

Total Assets Acquired	$1,395,630

Liabilities Assumed
Noninterest-bearing deposits	$104,088
Interest-bearing deposits	1,102,748
Borrowings	149,240
Other Liabilities	39,554

Total Liabilities Assumed	$1,395,630

Through December 31, 2010, a total of $6,087 in acquisition-related costs were incurred and expensed related to the Bank of Florida acquisition. These expenses are reflected primarily in general and administrative expenses in the consolidated statement of income for the year ended December 31, 2010.

The Company has omitted unaudited pro forma information, as historical financial statements for Bank of Florida are not reasonably available.

Goodwill of $9,999 was recorded based on the fair value of liabilities assumed over the fair value of assets acquired. No goodwill is deductible for federal income tax purposes.

The FDIC also granted EB an option to purchase, at appraised values, the premises, furniture, fixtures, and equipment of Bank of Florida and assume the leases associated with these offices. During the year ended December 31, 2010, EB exercised its option to assume leases for certain locations, purchase furniture, fixtures, and equipment and acquire one bank office.

Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Securities

4. Investment Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of June 30, 2012 and December 31, 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
June 30, 2012
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$70	$7	$—	$77	$77
Residential CMO securities—nonagency	1,851,998	18,957	28,624	1,842,331	1,842,331
Residential mortgage-backed securities (MBS)—agency	266	15	—	281	281
Asset-backed securities (ABS)	10,554	—	2,938	7,616	7,616
Equity securities	77	144	—	221	221

Total available for sale securities	$1,862,965	$19,123	$31,562	$1,850,526	$1,850,526

Held to maturity:
Residential CMO securities—agency	$146,163	$5,840	$—	$152,003	$146,163
Residential MBS—agency	34,176	1,998	—	36,174	34,176
Corporate securities	10,276	—	2,071	8,205	10,276

Total held to maturity securities	$190,615	$7,838	$2,071	$196,382	$190,615

December 31, 2011
Available for sale:
Residential CMO securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential MBS—agency	317	21	—	338	338
Asset-backed securities	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

Total available for sale securities	$1,930,109	$17,746	$43,933	$1,903,922	$1,903,922

Held to maturity:
Residential CMO securities—agency	$159,882	$6,029	$78	$165,833	$159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

Total held to maturity securities	$189,518	$7,493	$2,661	$194,350	$189,518

At June 30, 2012 and December 31, 2011, investment securities with a carrying value of $473,820 and $543,705, respectively, were pledged to secure other borrowings, public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

For the six months ended June 30, 2012, there were neither gross gains nor gross losses realized on available for sale investments. For the six months ended June 30, 2011, gross gains of $2,739 and gross losses of $0 were realized on available for sale investments in other noninterest income. The cost of investments sold is calculated using the specific identification method.

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at June 30, 2012 and December 31, 2011 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2012
Debt securities:
Residential CMO securities—nonagency	$501,091	$7,243	$393,745	$21,381	$894,836	$28,624
Asset-backed securities	—	—	7,616	2,938	7,616	2,938
Corporate securities	—	—	2,916	2,071	2,916	2,071

Total debt securities	$501,091	$7,243	$404,277	$26,390	$905,368	$33,633

December 31, 2011
Debt securities:
Residential CMO securities—nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837
Residential CMO securities—agency	6,224	78	—	—	6,224	78
Asset-backed securities	—	—	7,477	3,096	7,477	3,096
Corporate securities	—	—	2,404	2,583	2,404	2,583

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594

The Company had unrealized losses at June 30, 2012 and December 31, 2011 on residential CMO securities, ABS and corporate securities. These unrealized losses are primarily attributable to weak market conditions. Based on the nature of impairment, these unrealized losses are considered temporary. The Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before their anticipated recovery.

At June 30, 2012, the Company had 72 debt securities in an unrealized loss position. A total of 27 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 95% in amortized cost attained credit ratings of A or better. The remaining 45 debt securities were in an unrealized loss position for 12 months or longer. These 45 securities consisted of three ABS, one corporate security and 41 nonagency residential CMO securities. Of these debt securities in an unrealized loss position, 65% in amortized cost had credit ratings of A or better.

At December 31, 2011, the Company had 71 debt securities in an unrealized loss position. A total of 42 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 84% in amortized cost had credit ratings of A or better. The remaining 29 debt securities were in an unrealized loss position for 12 months or longer. These 29 securities consisted of three ABS, one corporate security and 25 nonagency residential CMO securities. Of these 25 nonagency securities, 68% in amortized cost had credit ratings of A or better.

In assessing whether these securities were impaired, the Company performed cash flow analyses that projected prepayments, default rates and loss severities on the collateral supporting each security. If the net present value of the investment is less than the amortized cost, the difference would be recognized in earnings as a credit-related impairment, while the remaining difference between the fair value and the amortized cost is recognized in AOCI. The Company recognized credit-related OTTI losses $685 in other noninterest income for the six months ended June 30, 2011 primarily due to a continued decline in the collateral value of a corporate security.

There were no OTTI losses recognized on available for sale or held to maturity securities during the six months ended June 30, 2012 or for the three months ended June 30, 2011.

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the six months ended June 30, 2011 are as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	3,354	502	3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Reduction for securities on which a reduction in value was taken against earnings (1)	(4,039)	—	(4,039)
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, June 30, 2011	—	—	—

(1)	The value for these securities for which impairment is related to credit loss were written down to a zero value during 2011 reflecting that the Company does not anticipate the ability to collect cash flows on these investments at any point in the future. This reduction in value was taken through earnings and thus, is reflected in the rollforward as a reduction of the credit loss balance to zero.

During the three and six months ended June 30, 2012 and 2011, interest and dividend income on investment securities was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Interest income on available for sale securities	$18,728	$27,457	$37,599	$53,085
Interest income on held to maturity securities	1,409	1,637	2,809	2,009
Other interest and dividend income	562	239	840	483

	$20,699	$29,333	$41,248	$55,577

All investment interest income recognized by the Company during the three and six months ended June 30, 2012 and 2011 was fully taxable.

6. Investment Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2011 and 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2011
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential mortgage-backed securities (MBS)—agency	317	21	—	338	338
Asset-backed securities (ABS)	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

	1,930,109	17,746	43,933	1,903,922	1,903,922

Held to maturity:
Residential CMO securities—agency	159,882	6,029	78	165,833	159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

	189,518	7,493	2,661	194,350	189,518

	$2,119,627	$25,239	$46,594	$2,098,272	$2,093,440

2010
Available for sale:
Residential CMO securities—agency	$139	$9	$—	$148	$148
Residential CMO securities—nonagency	1,998,977	46,042	12,356	2,032,663	2,032,663
Residential MBS—agency	505	35	—	540	540
Asset-backed securities	10,611	—	2,483	8,128	8,128
Equity securities	77	49	—	126	126

	2,010,309	46,135	14,839	2,041,605	2,041,605

Held to maturity:
Residential CMO securities—agency	6,800	290	—	7,090	6,800
Residential MBS—agency	20,959	915	—	21,874	20,959
Corporate securities	5,169	—	2,309	2,860	5,169

	32,928	1,205	2,309	31,824	32,928

	$2,043,237	$47,340	$17,148	$2,073,429	$2,074,533

At December 31, 2011 and 2010, investment securities with a carrying value of $543,705 and $197,323, respectively, were pledged to secure other borrowings, public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturities are shown below. Actual maturities may differ from contractual maturities because the issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed separately in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value	Yield
Available for sale:
ABS securities
After ten years	$10,573	$7,477	1.23%
Residential CMO securities—agency	96	104	6.14%
Residential CMO securities—nonagency	1,919,046	1,895,818	3.95%
Residential MBS—agency	317	338	4.39%
Equity securities	77	185

	1,930,109	1,903,922

Held to maturity:
Corporate securities
After ten years	10,504	7,921	3.79%
Residential CMO securities—agency	159,882	165,833	3.14%
Residential MBS—agency	19,132	20,596	4.65%

	189,518	194,350

	$2,119,627	$2,098,272

For the years ended December 31, 2011, 2010 and 2009, gross gains of $15,892, $25,296 and $7,443, respectively, and gross losses of $0, $3,321 and $0, respectively, were realized on available for sale investments in other noninterest income. The cost of investments sold is calculated using the specific identification method.

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 are as follows:

	Less Than 12 Months		12 Months or Greater		Total		Other-Than- Temporary Impairment (OTTI)
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Realized Losses
2011
Debt securities:
Residential CMO securities —nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837	$—
Residential CMO securities —agency	6,224	78	—	—	6,224	78	—
Asset-backed securities	—	—	7,477	3,096	7,477	3,096	—
Corporate securities	—	—	2,404	2,583	2,404	2,583	685

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594	$685

2010
Debt securities:
Residential CMO securities—nonagency	$538,325	$11,789	$10,127	$567	$548,452	$12,356	$39
Asset-backed securities	—	—	8,128	2,483	8,128	2,483	—
Corporate securities	—	—	2,860	2,309	2,860	2,309	1,738

Total debt securities	$538,325	$11,789	$21,115	$5,359	$559,440	$17,148	$1,777

The Company had unrealized losses at December 31, 2011 and 2010 on residential CMO investments, ABS and corporate securities. These unrealized losses are primarily attributable to market conditions. Based on the nature of impairment, these unrealized losses are considered temporary. The Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before their anticipated recovery.

At December 31, 2011, the Company had 71 debt securities in an unrealized loss position. A total of 42 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. Of these, 84% in amortized cost attained credit ratings of A or better. The remaining 29 debt securities were in an unrealized loss position for 12 months or longer. These 29 securities consisted of three ABS, one corporate security and 25 nonagency residential CMO securities. Of these 25 nonagency securities, 68% in amortized cost attained credit ratings of A or better.

At December 31, 2010, the Company had 39 debt securities in an unrealized loss position. A total of 31 were in an unrealized loss position for less than 12 months, all of which were nonagency residential CMO securities. Of these, 97% in amortized cost attained credit ratings of A or better. The remaining eight debt securities were in an unrealized loss position for longer than 12 months. These eight securities consisted of three ABS, two corporate securities and three nonagency residential CMO securities.

In assessing whether these securities were impaired, the Company performed cash flow analyses that projected prepayments, default rates and loss severities on the collateral supporting each security. If the net present value of the investment is less than the amortized cost, the difference would be recognized in earnings as a credit-related impairment, while the remaining difference between the fair value and the amortized cost is recognized in AOCI. The Company recognized credit-related OTTI losses of $685 and $1,777 in other noninterest income for the years ended December 31, 2011 and 2010, respectively, primarily due to a continued decline in the collateral value of a corporate security.

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the years ended December 31, 2011 and 2010 is as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	$3,354	$502	$3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, December 31, 2011	$4,039	$—	$4,039

Balance, January 1, 2010	$1,577	$1,661	$3,238
Additional charges on securities for which OTTI was previously recognized	1,777	(1,111)	666
Accretion of impairment related to all other factors	—	(48)	(48)

Balance, December 31, 2010	$3,354	$502	$3,856

The Company incurred an OTTI loss on an available for sale (AFS) security during the year ended December 31, 2010 of which $39 related to credit loss and $327 related to all other factors. This security was subsequently sold. There were no OTTI losses recognized on AFS securities during the year ended December 31, 2011.

During the years ended December 31, 2011, 2010 and 2009, respectively, interest and dividend income on investment securities is comprised of the following:

	2011	2010	2009
Interest income on available for sale securities	$101,066	$157,388	$128,616
Interest income on held to maturity securities	4,988	1,565	961
Dividend income on FHLB stock	775	445	275
Interest income on other investment securities	21	19	28
Interest income on trading account securities	—	—	425

	$106,850	$159,417	$130,305

All interest income recognized by the Company during the years ended December 31, 2011, 2010 and 2009 is taxable.

Other Investments—Other investments as of December 31, 2011 and 2010 are as follows:

	2011	2010
FHLB stock	$96,371	$95,550
Reverse repurchase agreements	—	25,000
Other	2,021	8,506

Total	$98,392	$129,056

The Company relies on borrowing lines with the Federal Home Loan Bank of Atlanta as an additional funding source. See Note 15 for further discussion related to collateral to secure FHLB advances. As a condition of membership in the FHLB, the Company is required to purchase and hold a certain amount of FHLB stock. The Company’s stock purchase requirement is based, in part, upon the outstanding principal balance of advances from the FHLB. FHLB stock is redeemable at par.

The FHLB stock held by the Company is carried at cost and is subject to recoverability testing similar to investment securities. The Company considers the FHLB’s operating performance, liquidity and funding position, credit ratings and ability to meet statutory and regulatory requirements in assessing the recoverability of the investment. The Company will continue to monitor the financial condition of the FHLB as it relates to, among other things, the recoverability of the Company’s investment. As of December 31, 2011, the Company did not recognize an impairment charge related to the Company’s FHLB stock holdings. There can be no assurance, however, that future negative changes in the financial condition of the FHLB may not require the Company to recognize an impairment charge with respect to such holdings.

Loans Held for Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans Held for Sale

5. Loans Held for Sale

Loans held for sale as of June 30, 2012 and December 31, 2011, consist of the following:

	June 30, 2012	December 31, 2011
Government insured pool buyouts	$1,972,701	$1,939,114
Mortgage warehouse (carried at fair value)	1,105,985	761,818
Other	99,911	24,354

Total loans held for sale	$3,178,597	$2,725,286

The Company sells loans to various financial institutions, government agencies, government-sponsored enterprises, and individual investors. Currently, the Company sells a concentration of loans to government-sponsored entities. The Company does not originate, acquire or sell subprime mortgage loans.

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Proceeds received from new securitizations	$1,869,387	$623,915	$3,790,357	$2,053,036
Net fees paid to agencies	15,910	6,551	27,662	17,721
Servicing fees collected	2,448	1,352	3,203	2,035
Repurchased loans	2,045	2,503	3,516	3,350

During the six months ended June 30, 2012, the Company transferred $333,446 of conforming residential mortgages to Ginnie Mae (GNMA) in exchange for mortgage-backed securities. As of June 30, 2012, the Company retained $103,952 of these securities backed by the transferred loans and maintained effective control over these pools of transferred assets. Accordingly, the Company has not recorded these transfers as sales. These transferred assets are recorded in the condensed consolidated balance sheet as loans held for sale. The remaining $229,494 in securities were sold to unrelated third parties during the six months ended June 30, 2012 and have been recorded as sales.

During the three and six months ended June 30, 2012, the Company transferred $8,700 and $26,138 in residential mortgage and commercial loans from loans held for sale to loans held for investment at lower of cost or market as the Company has the intent to hold these loans for the foreseeable future.

During the three and six months ended June 30, 2012, the Company purchased $347,114 of government insured loans, net of discounts, with the intent of pooling and selling the loans as they become eligible.

7. Loans Held for Sale

Loans held for sale as of December 31, 2011 and 2010, consist of the following:

	2011	2010
Residential mortgages	$2,709,825	$1,222,529
Commercial and commercial real estate	15,461	15,136

	$2,725,286	$1,237,665

The Company sells loans to various financial institutions, government agencies, government-sponsored enterprises, and individual investors. Currently, the Company sells a concentration of loans to government-sponsored entities. The Company does not originate, acquire or sell subprime mortgage loans.

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the years ended December 31, 2011 and 2010:

	2011	2010
Proceeds received from new securitizations	$5,037,329	$5,080,174
Net fees paid to agencies	37,438	32,649
Servicing fees collected	7,744	7,578
Repurchased loans	9,149	3,497

There were no unsold securitized loans on hand at December 31, 2011 and 2010.

During 2011, the Company transferred $15,788 in residential mortgages from loans held for sale to loans held for investment. These loans were purchased out of GNMA pool securities in the normal course of business and were initially classified as held for sale. As the Company determined its intent and ability to hold the loans for the foreseeable future, the loans were transferred to held for investment at the lower of cost or fair value.

During 2011, the Company transferred $780,391 from loans held for investment to loans held for sale. The original intent of this pool of loans was to hold for the foreseeable future. Due to changes in the economic and legislative environment, a higher proportion of government insured mortgage loans previously expected to foreclose are being reinstated which caused an increase in the expected duration of these loans. The Company determined it no longer had the intent to hold these loans for the foreseeable future and thus transferred these loans to loans held for sale at the lower of cost or fair value. The Company sold $156,747 of these transferred loans and recognized a gain of $12,338 for the year ended December 31, 2011 which has been recorded as gain on sale of loans.

During 2011, the Company purchased $1,177,939 of government insured loans, net of discounts, with the intent of pooling and selling the loans as they become eligible.

Loans and Leases Held for Investment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans and Leases Held for Investment, Net

6. Loans and Leases Held for Investment, Net

Loans and leases held for investment as of June 30, 2012 and December 31, 2011 are comprised of the following:

	June 30, 2012	December 31, 2011
Residential mortgages	$5,060,942	$4,556,841
Commercial and commercial real estate	1,846,689	1,165,384
Lease financing receivables	681,205	588,501
Home equity lines	188,820	200,112
Consumer and credit card	7,774	8,443

Total loans and leases held for investment, net of discounts	7,785,430	6,519,281
Allowance for loan and lease losses	(77,393)	(77,765)

Total loans and leases held for investment, net	$7,708,037	$6,441,516

As of June 30, 2012 and December 31, 2011, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	June 30, 2012	December 31, 2011
Net purchased loan and lease discounts	$180,779	$237,170
Net deferred loan and lease origination costs	20,366	19,057

Acquired Credit Impaired (ACI) Loans and Leases—At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss in the event of default to estimate the expected future cash flows for each loan and lease pool.

Information pertaining to the ACI portfolio as of June 30, 2012 and December 31, 2011 is as follows:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Carrying value, net of allowance	$557,008	$488,833	$1,045,841
Outstanding unpaid principal balance or contractual net investment	613,623	508,605	1,122,228
Allowance for loan and lease losses, beginning of year	11,638	4,351	15,989
Allowance for loan and lease losses, end of period	15,828	4,490	20,318

	Bank of Florida	Tygris	Other Acquired Loans	Total
December 31, 2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989

The Company recorded $689 and $269 in provision for loan and lease losses for the ACI portfolio for the three months ended June 30, 2012 and 2011 and $4,329 and $1,093 in provision for loan and lease losses for the ACI portfolio for the six months ended June 30, 2012 and 2011, respectively. The increase in provision is the result of a decrease in expected cash flows on ACI loans.

The following is a summary of the accretable yield activity for the ACI loans during the six months ended June 30, 2012 and 2011:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Balance, beginning of period	$141,750	$65,973	$207,723
Accretion	(18,614)	(12,611)	(31,225)
Reclassifications (from) to accretable yield	(10,723)	1,446	(9,277)

Balance, end of period	$112,413	$54,808	$167,221

	Bank of Florida	Tygris	Other Acquired Loans	Total
June 30, 2011
Balance, beginning of period	$198,633	$9,745	$44,603	$252,981
Additions	—	—	17,295	17,295
Accretion	(24,188)	(2,391)	(5,618)	(32,197)
Reclassifications (from) to accretable yield	(4,587)	1,989	236	(2,362)
Transfer to cost recovery	—	(6,678)	—	(6,678)

Balance, end of period	$169,858	$2,665	$56,516	$229,039

Covered Loans and Leases — Covered loans and leases are acquired and recorded at fair value at acquisition, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of Tygris. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of Tygris are considered covered during the applicable indemnification period.

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of June 30, 2012 and December 31, 2011:

	Bank of Florida	Tygris	Total
June 30, 2012
Residential mortgages	$71,153	$—	$71,153
Commercial and commercial real estate	513,867	—	513,867
Lease financing receivables	—	122,633	122,633
Home equity lines	18,150	—	18,150
Consumer and credit card	1,905	—	1,905

Total recorded investment of covered loans and leases	$605,075	$122,633	$727,708

December 31, 2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment of covered loans and leases	$665,021	$176,125	$841,146

8. Loans and Leases Held for Investment, Net

Loans and leases held for investment as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Residential mortgages	$4,556,841	$4,182,785
Commercial and commercial real estate	1,165,384	1,230,128
Lease financing receivables	588,501	451,443
Home equity lines	200,112	224,627
Consumer and credit card	8,443	10,285

	6,519,281	6,099,268
Allowance for loan and lease losses	(77,765)	(93,689)

	$6,441,516	$6,005,579

As of December 31, 2011 and 2010, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	2011	2010
Net purchase loan and lease discounts	$237,170	$393,014
Net deferred loan and lease origination costs	19,057	10,861

During 2011 and 2010, the Company’s significant purchases consisted of $877,827 and $539,645, respectively, in residential mortgages, net of discounts, excluding purchases included in the TCFG and Bank of Florida acquisitions discussed at Note 5.

Lease Financing Receivables—Lease financing receivables are collateralized by a secured interest in the equipment and, in certain circumstances, additional collateral and/or guarantees. As of December 31, 2011 and 2010, the components of net lease financing receivables are as follows:

	2011	2010
Lease financing receivables	$685,836	$650,084
Residuals	41,157	48,797
Unearned income	(84,523)	(97,718)

Lease financing receivables, net of unearned income	642,470	601,163
Net deferred lease origination costs	10,788	4,667
Purchased lease discounts	(64,757)	(154,387)

	588,501	451,443
Allowance for loan and lease losses	(3,766)	(2,454)

Lease financing receivables, net	$584,735	$448,989

As part of the acquisition of lease financing receivables, a discount was recognized on a portion of the lease financing receivables attributable in part to credit quality. The Company has adopted an accounting policy of recognizing discount accretion based on the expected cash flows of the acquired lease financing receivables. This policy results in recognition of the difference between the initial recorded investment and the expected cash flows using the effective interest method.

The following is a schedule of future minimum lease payments to be received on leases held for investment at December 31, 2011:

2012	$254,290
2013	193,786
2014	120,486
2015	70,016
2016	34,280
Thereafter	12,978

$685,836

Concentration of Credit Risk—The Company originates residential mortgages, commercial and commercial real estate loans, home equity loans, credit card loans, and leases nationwide and other consumer loans in Florida. Although the Company’s loan and lease portfolio is diversified, a significant portion of the portfolio is collateralized by real estate and commercial equipment. The Company’s lending policy related to the real estate portfolio requires real estate loan collateral based upon several factors, including certain loan-to-appraised-value ratios and borrower credit history.

For the years ended December 31, 2011 and 2010, the Company did not originate negative amortizing loans. The principal balance of interest-only loans was $1,902,455 and $1,600,876 for residential mortgages and $121,812 and $190,878 for commercial mortgages at December 31, 2011 and 2010, respectively.

The five highest concentration percentages by state for each category of the Company’s loan and lease portfolio and the corresponding states’ percentages of the United States (U.S.) population at December 31, 2011 are as follows:

	Percentage of Loan Portfolio
	Residential Mortgages	Commercial and Commercial Real Estate	Leases	% of U.S. Population
California	18%		14%	12%
Florida	13	81%	8	6
Texas	10	5	12	8
New York	7		7	6
New Jersey	5			3
North Carolina		1		3
Washington		1		2
Illinois			7	4
Georgia		2		3

Loans and Leases Acquired with Evidence of Credit Deterioration—At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss given default to estimate the expected future cash flows for each loan and lease pool.

Acquisition date details of loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	2011	2010
	Total	Bank of Florida	TCFG	Other Acquired Loans	Total
Contractual payments receivable for acquired loans and leases at acquisition	$435,941	$1,310,686	$122,588	$123,282	$1,556,556
Expected cash flows for acquired loans and leases at acquisition	245,654	996,292	44,918	98,549	1,139,759
Basis in acquired loans and leases at acquisition	225,002	807,014	38,794	87,768	933,576

Information pertaining to the acquired portfolio of loans and leases with evidence of credit deterioration as of December 31, 2011 and 2010 is as follows:

	Bank of Florida	TCFG	Other Acquired Loans	Total
2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989
2010
Carrying value, net of allowance	$756,835	$6,742	$437,186	$1,200,763
Outstanding unpaid principal balance or contractual net investment	907,678	43,678	449,267	1,400,623
Allowance for loan and lease losses, beginning of year	—	—	1,533	1,533
Allowance for loan and lease losses, end of year	6,189	97	3,695	9,981

The Company recorded $6,008, $8,448 and $804 in provision for loan and lease losses for the years ended December 31, 2011, 2010 and 2009, respectively, as a result of a decrease in expected cash flows on acquired loans with evidence of credit deterioration.

The following is a summary of the accretable yield activity for the loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	Bank of Florida	TCFG	Other Acquired Loans	Total
Balance, January 1, 2010	$—	$—	$49,976	$49,976
Additions	189,271	6,124	10,780	206,175
Accretion	(30,188)	(4,705)	(16,296)	(51,189)
Reclassifications to accretable yield	39,550	8,326	143	48,019

Balance, December 31, 2010	$198,633	$9,745	$44,603	$252,981
Additions	—	—	20,652	20,652
Accretion	(45,913)	(3,371)	(15,487)	(64,771)
Reclassifications (from) to accretable yield	(10,970)	2,567	23,912	15,509
Transfer from loans held for investment to loans held for sale	—	—	(7,707)	(7,707)
Transfer to cost recovery	—	(8,941)	—	(8,941)

Balance, December 31, 2011	$141,750	$—	$65,973	$207,723

Covered Loans and Leases—Covered loans and leases are acquired and recorded at fair value, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of TCFG. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of TCFG are considered covered during the applicable indemnification period.

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of December 31, 2011 and 2010:

	Bank of Florida	TCFG	Total
2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment for covered loans and leases	$665,021	$176,125	$841,146

2010
Residential mortgages	$87,771	$—	$87,771
Commercial and commercial real estate	706,608	—	706,608
Lease financing receivables	—	334,234	334,234
Home equity lines	23,236	—	23,236
Consumer and credit card	4,581	—	4,581

Total recorded investment for covered loans and leases	$822,196	$334,234	$1,156,430

Allowance for Loan and Lease Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Allowance for Loan and Lease Losses

7. Allowance for Loan and Lease Losses

Changes in the allowance for loan and lease losses for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$40,739	$31,391	$3,344	$2,632	$148	$78,254
Provision for loan and lease losses	957	1,958	1,704	1,085	53	5,757
Charge-offs	(4,139)	(1,710)	(917)	(484)	(40)	(7,290)
Recoveries	162	411	29	55	15	672

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Three Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$57,275	$27,473	$1,134	$3,630	$147	$89,659
Provision for loan and lease losses	2,597	2,582	1,699	2,116	10	9,004
Charge-offs	(5,406)	(1,825)	(1,032)	(1,144)	(138)	(9,545)
Recoveries	6	65	5	10	5	91

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

	Six Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$43,454	$28,209	$3,766	$2,186	$150	$77,765
Provision for loan and lease losses	4,793	7,266	2,427	2,578	48	17,112
Charge-offs	(10,833)	(4,004)	(2,098)	(1,592)	(51)	(18,578)
Recoveries	305	579	65	116	29	1,094

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Six Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate	10,154	(682)	(802)	(6,323)	(440)	1,907
Provision for loan and lease losses	12,367	5,813	3,269	3,333	345	25,127
Charge-offs	(14,644)	(10,913)	(3,128)	(3,316)	(140)	(32,141)
Recoveries	11	587	13	11	5	627

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of June 30, 2012 and December 31, 2011:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$7,571	$24,545	$5,603	$37,719
Commercial and commercial real estate	4,243	13,092	14,715	32,050
Lease financing receivables	—	4,160	—	4,160
Home equity lines	—	3,288	—	3,288
Consumer and credit card	—	176	—	176

Total allowance for loan and lease losses	$11,814	$45,261	$20,318	$77,393

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$89,791	$4,398,143	$573,008	$5,060,942
Commercial and commercial real estate	107,468	1,246,070	493,151	1,846,689
Lease financing receivables	—	681,205	—	681,205
Home equity lines	—	188,820	—	188,820
Consumer and credit card	—	7,774	—	7,774

Total loans and leases held for investment	$197,259	$6,522,012	$1,066,159	$7,785,430

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

Total allowance for loan and lease losses	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

Total loans and leases held for investment	$233,287	$5,126,818	$1,159,176	$6,519,281

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

The following tables present the recorded investment for loans and leases by credit quality indicator as of June 30, 2012 and December 31, 2011:

	Performing	Non-performing	Total
June 30, 2012
Residential mortgages:
Residential	$4,226,940	$65,080	$4,292,020
Government insured pool buyouts	618,882	150,040	768,922
Lease financing receivables	679,910	1,295	681,205
Home equity lines	184,564	4,256	188,820
Consumer and credit card	7,202	572	7,774

Total	$5,717,498	$221,243	$5,938,741

	Pass	Special Mention	Substandard	Doubtful	Total
June 30, 2012
Commercial and commercial real estate:
Commercial	$780,343	$5	$12,619	$4,688	$797,655
Commercial real estate	690,940	72,466	285,628	—	1,049,034

Total commercial and commercial real estate	$1,471,283	$72,471	$298,247	$4,688	$1,846,689

	Performing	Non- performing	Total
December 31, 2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

Total	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

Total commercial and commercial real estate	$791,356	$79,912	$288,935	$5,181	$1,165,384

The following tables present an aging analysis of the recorded investment for loans and leases by class as of June 30, 2012 and December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans Held for Investment Excluding ACI
June 30, 2012
Residential mortgages:
Residential	$15,379	$8,557	$65,080	$89,016	$4,076,360	$4,165,376
Government insured pool buyouts	19,764	10,977	150,040	180,781	141,777	322,558
Commercial and commercial real estate:
Commercial	273	138	4,155	4,566	773,208	777,774
Commercial real estate	3,687	—	28,640	32,327	543,437	575,764
Lease financing receivables	3,092	531	447	4,070	677,135	681,205
Home equity lines	1,312	1,894	4,256	7,462	181,358	188,820
Consumer and credit card	142	85	231	458	7,316	7,774

Total loans and leases held for investment	$43,649	$22,182	$252,849	$318,680	$6,400,591	$6,719,271

December 31, 2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

Total loans and leases held for investment	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

Impaired Loans—Impaired loans include loans identified as troubled loans as a result of a borrower’s financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

The following tables present the recorded investment and the related allowance for impaired loans as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$69,852	$7,571	$74,189	$7,436
Commercial and commercial real estate:
Commercial	8,101	262	4,697	779
Commercial real estate	27,253	3,981	37,189	5,242

Total impaired loans with an allowance recorded	$105,206	$11,814	$116,075	$13,457

Without a related allowance recorded:
Residential mortgages:
Residential	$19,939	$—	$16,738	$—
Commercial and commercial real estate:
Commercial	—	—	9,814	—
Commercial real estate	72,114	—	90,661	—

Total impaired loans without an allowance recorded	$92,053	$—	$117,213	$—

The following table presents the average investment and interest income recognized on impaired loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,238	$654	$82,849	$642
Commercial and commercial real estate:
Commercial	8,480	12	1,277	12
Commercial real estate	108,857	468	144,327	604

Total impaired loans	$208,575	$1,134	$228,453	$1,258

	Six Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,134	$1,314	$77,417	$1,165
Commercial and commercial real estate:
Commercial	10,490	35	1,312	23
Commercial real estate	115,188	1,026	157,167	950

Total impaired loans	$216,812	$2,375	$235,896	$2,138

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$65,080	$—	$71,658	$—
Government insured pool buyouts	—	150,040	—	179,908
Commercial and commercial real estate:
Commercial	6,732	—	12,294	—
Commercial real estate	89,342	—	86,772	—
Lease financing receivables	1,295	—	2,385	—
Home equity lines	4,256	—	4,251	—
Consumer and credit card	572	—	419	—

Total nonaccrual loans and leases	$167,277	$150,040	$177,779	$179,908

Troubled Debt Restructurings (TDR)—Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

The following is a summary of information relating to modifications considered to be TDRs for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	17	$7,693	$7,705	33	$13,707	$13,726
Commercial and commercial real estate:
Commercial	1	—	—	4	2,954	2,954
Commercial real estate	7	13,066	13,066	13	21,307	21,307

Total	25	$20,759	$20,771	50	$37,968	$37,987

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	39	$16,120	$16,140	81	$34,444	$34,502
Commercial and commercial real estate:
Commercial	2	233	233	3	2,851	2,851
Commercial real estate	4	5,579	5,579	17	8,515	8,515

Total	45	$21,932	$21,952	101	$45,810	$45,868

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	8	$2,965	9	$3,111
Commercial and commercial real estate:
Commercial	1	860	1	860
Commercial real estate	1	3,687	1	3,687

Total	10	$7,512	11	$7,658

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	7	$3,287	15	$4,619
Commercial and commercial real estate:
Commercial	1	230	3	2,952
Commercial real estate	1	29	1	29

Total	9	$3,546	19	$7,600

The recorded investment of TDRs as of June 30, 2012 and December 31, 2011 are summarized as follows:

	June 30, 2012	December 31, 2011
Loan Type:
Residential mortgages	$89,791	$90,927
Commercial and commercial real estate	66,810	61,481

Total recorded investment of TDRs	$156,601	$152,408

Accrual Status:
Current	$87,557	$85,905
30-89 days past-due accruing	5,909	6,723
90+ days past-due accruing	—	—
Nonaccrual	63,135	59,780

Total recorded investment of TDRs	$156,601	$152,408

TDRs classified as impaired loans	$156,601	$152,408
Valuation allowance on TDRs	10,322	9,743

9. Allowance for Loan and Lease Losses

Changes in the allowance for loan and lease losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate (see Note 1)	10,154	(682)	(802)	(6,323)	(440)	1,907
Transfers to loans held for sale (see Note 7)	(397)	—	—	—	—	(397)
Provision for loan and lease losses	23,731	12,819	7,369	3,384	494	47,797
Charge-offs	(36,664)	(19,446)	(5,371)	(5,806)	(193)	(67,480)
Recoveries	46	2,028	116	24	35	2,249

Balance, end of year	$43,454	$28,209	$3,766	$2,186	$150	$77,765

	2010	2009
Balance, beginning of year	$93,178	$32,653
Provision for loan and lease losses	79,341	121,912
Charge-offs	(80,098)	(61,656)
Recoveries	1,268	269

Balance, end of year	$93,689	$93,178

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of December 31, 2011 and 2010:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

	$233,287	$5,126,818	$1,159,176	$6,519,281

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$6,879	$36,010	$3,695	$46,584
Commercial and commercial real estate	9,703	17,598	6,189	33,490
Lease financing receivables	—	2,357	97	2,454
Home equity lines	—	10,907	—	10,907
Consumer and credit card	—	254	—	254

	$16,582	$67,126	$9,981	$93,689

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$69,792	$3,584,341	$528,652	$4,182,785
Commercial and commercial real estate	186,112	368,763	675,253	1,230,128
Lease financing receivables	—	444,604	6,839	451,443
Home equity lines	—	224,627	—	224,627
Consumer and credit card	—	10,285	—	10,285

	$255,904	$4,632,620	$1,210,744	$6,099,268

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

The following tables present the recorded investment for loans and leases by credit quality indicator as of December 31, 2011 and 2010:

	Performing	Non- Performing	Total
2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

	$791,356	$79,912	$288,935	$5,181	$1,165,384

	Performing	Non- Performing	Total
2010
Residential mortgages:
Residential	$2,739,262	$51,250	$2,790,512
Government insured pool buyouts	984,263	408,010	1,392,273
Lease financing receivables	447,602	3,841	451,443
Home equity lines	222,207	2,420	224,627
Consumer and credit card	9,365	920	10,285

	$4,402,699	$466,441	$4,869,140

	Pass	Special Mention	Substandard	Doubtful	Total
2010
Commercial and commercial real estate:
Commercial	$88,749	$897	$15,061	$—	$104,707
Commercial real estate	731,786	72,267	315,590	5,778	1,125,421

	$820,535	$73,164	$330,651	$5,778	$1,230,128

The following tables present an aging analysis of the recorded investment for loans and leases by class as of December 31, 2011 and 2010:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater	Total Past Due	Current	Total Loans Held for Investment Excluding ASC 310-30
2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

2010
Residential mortgages:
Residential	$17,975	$15,979	$51,250	$85,204	$2,619,781	$2,704,985
Government insured pool buyouts	80,386	58,427	408,010	546,823	402,326	949,149
Commercial and commercial real estate:
Commercial	3,253	721	7,801	11,775	39,594	51,369
Commercial real estate	1,051	401	86,725	88,177	415,328	503,505
Lease financing receivables	2,784	1,053	3,841	7,678	436,926	444,604
Home equity lines	1,794	545	2,420	4,759	219,868	224,627
Consumer and credit card	141	230	920	1,291	8,994	10,285

	$107,384	$77,356	$560,967	$745,707	$4,142,817	$4,888,524

Impaired Loans—Impaired loans include loans identified as troubled loans as a result of financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

The following tables present the recorded investment and the related allowance for impaired loans as of December 31, 2011 and 2010:

	2011		2010
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$74,189	$7,436	$41,268	$6,879
Commercial and commercial real estate:
Commercial	4,697	779	—	—
Commercial real estate	37,189	5,242	54,365	9,703

	$116,075	$13,457	$95,633	$16,582

Without a related allowance recorded:
Residential mortgages:
Residential	$16,738	$—	$28,524	$—
Commercial and commercial real estate:
Commercial	9,814	—	1,379	—
Commercial real estate	90,661	—	130,368	—

	$117,213	$—	$160,271	$—

The following table presents the average investment and interest income recognized on impaired loans for the year ended December 31, 2011:

	2011
	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$87,037	$1,696
Commercial and commercial real estate:
Commercial	7,945	361
Commercial real estate	156,292	2,748

	$251,274	$4,805

The average investment of impaired loans was $275,672 and $244,332 at December 31, 2010 and 2009, respectively. The interest income recognized on the impaired loans was $21,480 and $21,365 for the years ended December 31, 2010 and 2009, respectively.

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of December 31, 2011 and 2010:

	2011		2010
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$71,658	$—	$51,250	$—
Government insured pool buyouts	—	179,908	—	408,010
Commercial and commercial real estate:
Commercial	12,294	—	8,019	—
Commercial real estate	86,772	—	142,472	—
Lease financing receivables	2,385	—	3,755	86
Home equity lines	4,251	—	2,420	—
Consumer and credit card	419	—	920	—

	$177,779	$179,908	$208,836	$408,096

Troubled Debt Restructurings—Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

The following is a summary of information relating to modifications considered to be TDRs for the year ended December 31, 2011:

	2011
	Number of Contracts	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
Residential mortgages:
Residential	136	$57,157	$57,244
Commercial and commercial real estate:
Commercial	5	6,550	6,550
Commercial real estate	16	10,943	10,943

	157	$74,650	$74,737

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the year ended December 31, 2011 are as follows:

	2011
	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	23	$8,650
Commercial and commercial real estate:
Commercial	3	6,970
Commercial real estate	7	5,486

	33	$21,106

The carrying amounts of TDRs as of December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Loan Type:
Residential mortgages	$90,927	$59,979
Commercial and commercial real estate	61,481	76,109

	$152,408	$136,088

Accrual Status:
Current	$85,905	$62,253
30-89 days past-due accruing	6,723	7,920
90+ days past-due accruing	—	—
Nonaccrual	59,780	65,915

	$152,408	$136,088

TDRs classified as impaired loans	$152,408	$136,088
Valuation allowance on TDRs	9,743	10,264

Servicing Activities and Mortgage Servicing Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Servicing Activities and Mortgage Servicing Rights

8. Servicing Activities and Mortgage Servicing Rights

A summary of MSR activities for the three and six months ended June 30, 2012 and 2011 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Balance, beginning of period	$462,420	$568,645	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657
Amortization	(34,142)	(21,429)	(63,481)	(44,217)
Increase in valuation allowance	(30,135)	—	(45,279)	—
Other	(679)	(938)	(1,801)	(2,317)

Balance, end of period	$415,962	$553,319	$415,962	$553,319

Valuation Allowance:
Balance, beginning of period	$54,599		$39,455
Increase in valuation allowance	30,135		45,279

Balance, end of period	$84,734		$84,734

For loans securitized and sold for the three and six months ended June 30, 2012 and 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
Average discount rates	8.77%	-	8.88%	8.60%	-	9.14%
Expected prepayment speeds	10.50%	-	12.07%	10.13%	-	14.62%
Weighted-average life in years	6.03	-	6.65	5.46	-	6.70

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
Average discount rates	8.55%	-	8.80%	8.04%	-	8.80%
Expected prepayment speeds	9.79%	-	15.97%	7.33%	-	15.97%
Weighted-average life in years	5.05	-	6.64	5.05	-	8.14

At June 30, 2012 and December 31, 2011, the Company estimated the fair value of its capitalized MSR to be approximately $415,980 and $494,547, respectively. The unpaid principal balance below excludes $6,402,000 and $5,248,000 at June 30, 2012 and December 31, 2011, respectively, for loans with no related MSR basis.

The characteristics used in estimating the fair value of the MSR portfolio at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Unpaid principal balance	$45,146,000	$47,818,000
Gross weighted-average coupon	4.81%	4.98%
Weighted-average servicing fee	0.30%	0.31%
Expected prepayment speed (1)	13.89%	12.74%

(1)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

A sensitivity analysis of the Company’s fair value of mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of June 30, 2012 and December 31, 2011 is presented below.

	June 30, 2012	December 31, 2011
Prepayment Rate
10% adverse rate change	$24,139	$26,955
20% adverse rate change	46,249	51,872
Discount Rate
10% adverse rate change	15,088	18,306
20% adverse rate change	29,127	35,336

In the previous table, the effect of a variation in a specific assumption on the fair value is calculated without changing any other assumptions. This analysis typically cannot be extrapolated because the relationship of a change in one key assumption to the change in the fair value of the Company’s mortgage servicing rights usually is not linear. The effect of changing one key assumption will likely result in the change of another key assumption which could impact the sensitivities.

Components of loan servicing fee income for the three and six months ended June 30, 2012 and 2011 are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Contractually specified service fees, net	$33,686	$37,563	$69,071	$75,613
Other ancillary fees	8,247	8,678	17,866	19,005
Other	550	516	1,102	1,015

	$42,483	$46,757	$88,039	$95,633

10. Servicing Activities and Mortgage Servicing Rights

The Company services mortgage loans for itself and others. At December 31, 2011 and 2010, the Company’s mortgage servicing portfolio totaled $53,066,000 and $56,365,000, respectively, including residential mortgage loans held for sale. At December 31, 2011 and 2010, the Company was subservicing approximately $1,772,000 and $1,867,000, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized subservicing revenue of $2,141, $2,413 and $2,660 respectively.

In connection with the servicing of the above loans, the Company maintains escrow funds for taxes and insurance in the name of investors, as well as collections in transit to investors. These escrow funds are segregated and held in separate bank accounts at EB or other financial institutions. Escrow funds held at the Company and included as noninterest-bearing deposits in the accompanying consolidated balance sheets are $1,058,462 and $969,241 at December 31, 2011 and 2010, respectively. Escrow funds deposited at other financial institutions and not included in the consolidated balance sheets are $72,260 and $152,750 at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had insurance coverage for errors and omissions in the amount of $20,000 and $20,000, respectively, and fidelity bond insurance of $60,000 and $66,000, respectively, related to these servicing activities.

A summary of MSR activities for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$573,196	$503,646	$355,970
Acquired servicing rights	—	92,588	126,737
Originated servicing rights capitalized upon sale of loans	56,268	71,804	86,735
Amortization	(96,022)	(93,147)	(65,464)
Valuation allowance	(39,455)	—	—
Other	(4,491)	(1,695)	(332)

Balance, end of year	$489,496	$573,196	$503,646

At December 31, 2011 and 2010, the Company estimated the fair value of its capitalized MSR to be approximately $494,547 and $648,821, respectively. The unpaid principal balance below includes $5,248,000 and $4,150,000 at December 31, 2011 and 2010, respectively, for loans with no related MSR basis.

The characteristics used in estimating the fair value of the loan servicing portfolio at December 31, 2011 and 2010 are as follows:

	2011	2010
Unpaid principal balance	$53,066,000	$56,365,000
Gross weighted-average coupon	4.98%	5.13%
Weighted-average servicing fee	0.31%	0.32%
Estimated prepayment speed	12.74%	11.64%

For loans securitized and sold in 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

2011
Average discount rates	8.04% - 9.47%
Expected prepayment speeds	7.33% - 15.97%
Weighted-average life in years	5.05 - 8.14

Components of loan servicing fee income for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Contractually specified service fees, net	$149,065	$157,961	$114,012
Other ancillary fees	38,233	50,470	41,012
Other	2,141	2,413	2,660

	$189,439	$210,844	$157,684

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Shareholders' Equity

9. Shareholders’ Equity

Initial Public Offering—On May 8, 2012, the Company completed the issuance and sale of 22,103,000 shares of its common stock, par value of $0.01 per share (the Common Stock), in its initial public offering of Common Stock (the Offering), including 2,883,000 shares sold pursuant to the exercise in full by the underwriters of their option to purchase additional shares from the Company, at a price to the public of $10.00 per share. The shares were offered pursuant to the Company’s Registration Statement on Form S-1. The Company received net proceeds of $198,464 from the Offering, after deducting underwriting discounts and commissions and offering expenses.

Preferred Stock—On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to the holders of the Series A 6% Cumulative Convertible Preferred Stock (Series A Preferred Stock), which was paid on March 1, 2012. As a result of the special cash dividend, all shares of Series A Preferred Stock were converted into 2,801,160 shares of Common Stock.

Prior to the completion of the Offering, a special cash dividend of $1,073 was declared on shares of the Series B Preferred Stock, which was paid to the holders on June 19, 2012. As a result of the merger of EverBank Florida into EverBank Delaware, the 136,544 shares of outstanding Series B Preferred Stock automatically converted into 15,964,644 shares of Common Stock.

Following the merger of EverBank Florida into EverBank Delaware, the Company has one class of common stock and one class of preferred stock, par value of $0.01 per share (the Preferred Stock). As of June 30, 2012, the Company has 10,000,000 authorized shares of Preferred Stock. At June 30, 2012 no shares of Preferred Stock were issued or outstanding. See Note 1 for further information on the merger of EverBank Florida into EverBank Delaware.

17. Shareholders’ Equity

Common Stock and Restricted Dividends—No dividends have been declared on the Company’s common stock for the years ended December 31, 2011, 2010 and 2009.

Series A 6% Cumulative Convertible Preferred Stock—Series A Preferred Stock has a $0.01 par value per share. The shares are convertible into common stock at any time at the option of the holder and may be converted at the discretion of the Company any time after a special cash dividend distribution, as defined. The Company may redeem the preferred stock upon a fundamental corporate change, as defined. Holders of Series A Preferred Stock are entitled to vote with common shareholders and are ranked senior to common shareholders upon liquidation.

Cash dividends are paid quarterly in an amount equal to 6% of the issuance price and have preference over common shares. As of December 31, 2011, no Series A cumulative dividends were in arrears. Series A Preferred Stock also participates in any cash dividends paid on common stock in a per share equivalent amount. Each share of Series A Preferred Stock is convertible into 15 shares of common stock.

Series B 4% Cumulative Convertible Preferred Stock—The Series B Preferred Stock has a $0.01 par value per share and a liquidation preference of $1,000 per share. The shares are convertible into common stock at any time at the option of the holder and automatically convert on the fifth anniversary of the date issued. Series B Preferred Stock also shares in the voting rights of common shareholders and ranks senior to common stock and the Series A Preferred Stock upon liquidation. Each share of Series B Preferred Stock is convertible into 116.92 shares of common stock.

Dividends are paid quarterly in an amount equal to 1%, in kind and in arrears, on the per share liquidation preference, totaling 4% per annum. However, on January 21, 2011, the Company elected to terminate dividends and payment obligations with respect to the Series B Preferred Stock. The Company issued 318, 5,315 and 5,108 shares of Series B Preferred Stock as paid-in-kind dividends for the years ended December 31, 2011, 2010 and 2009, respectively. Series B Preferred Stock also participates in any cash dividends paid on common stock calculated on an as converted basis.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes

10. Income Taxes

For the three and six months ended June 30, 2012, the Company’s effective income tax rates of 36.4% and 36.4%, respectively, differ from the statutory federal income tax rate primarily due to state income taxes. For the three and six months ending June 30, 2011, the Company’s effective income tax rates of 38.0% and 39.3%, respectively, differ from the statutory federal income tax rate primarily due to state income taxes and a $691 increase to income tax expense for the revaluation of the net unrealized built-in losses associated with the Tygris acquisition.

20. Income Taxes

The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 consists of the following:

	2011	2010	2009
Current:
Federal	$(17,312)	$43,777	$41,858
State	1,937	3,592	4,388

Total current	(15,375)	47,369	46,246

Deferred:
Federal	46,705	8,744	(10,853)
State	(2,545)	4,860	(540)

Total deferred	44,160	13,604	(11,393)

Total income tax	$28,785	$60,973	$34,853

The Company’s actual provision for income taxes differs from the federal expected income tax provision for the years ended December 31, 2011, 2010 and 2009, as follows:

	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
Tax computed at the federal statutory rate	$28,530	35.00%	$87,456	35.00%	$30,937	35.00%
State income taxes, net of federal income tax effect	(698)	(0.86)%	6,583	2.63%	1,605	1.82%
Bargain purchase gain	—	—%	(23,820)	(9.53)%	—	—%
Revaluation of net unrealized built-in loss (NUBIL)	691	0.85%	(7,840)	(3.14)%	—	—%
Transaction costs	—	—%	143	0.06%	1,097	1.24%
Other	262	0.32%	(1,549)	(0.62)%	1,214	1.37%

Provision for Income Taxes	$28,785	35.31%	$60,973	24.40%	$34,853	39.43%

The Company recorded income taxes receivable of $7,675 and $18,774 in other assets at December 31, 2011 and 2010, respectively.

The components of the Company’s deferred tax assets and liabilities in the consolidated balance sheets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets
Federal net operating loss carryforwards	$73,240	$74,679
State net operating loss carryforwards	7,683	7,072
Interest rate swaps	55,632	14,377
Credit and other reserves	38,397	25,565
Allowance for loan losses	29,356	34,061
Purchase accounting	24,793	58,664
FDIC clawback liability	16,360	13,745
Nonaccrual interest on loans	10,307	8,150
Available for sale securities	9,831	—
Security and loan valuations	6,874	11,955
Share-based compensation	5,800	4,559
Other	8,330	8,882

Total deferred tax assets	286,603	261,709
Valuation allowance	(3,904)	(3,893)

Total deferred tax assets, net of valuation allowance	282,699	257,816
Deferred tax liabilities
Equipment leases	58,969	34,833
Mortgage servicing rights	47,809	53,009
Fixed assets	5,169	3,428
Deferred tax gain	4,465	5,403
Purchase accounting	2,777	6,626
Available for sale securities	—	11,365
Other	11,876	9,827

Total deferred tax liabilities	131,065	124,491

Net deferred tax assets	$151,634	$133,325

Recognition of deferred tax assets is based on management’s belief that it is more likely than not the tax benefit associated with temporary differences, operating loss carryforwards and tax credit carryforwards will be utilized. A valuation allowance is recorded for those deferred tax assets for which it is more likely than not that realization will not occur.

At December 31, 2011, the Company has a deferred tax asset of $73,240 attributable to federal operating loss carryforwards. The federal operating loss carryforward is attributable to the Tygris acquisition and is subject to an annual limitation. These federal operating losses are set to expire in 2030. A valuation allowance is not warranted for the federal operating loss carryforwards due to the Company’s positive earnings history and the expectation that that losses will be utilized before expiration. Additionally, it is not anticipated that any future ownership changes would have an impact on the utilization of the federal operating loss carryforwards.

At December 31, 2011, the Company has a gross deferred tax asset of $7,683 attributable to state operating loss carryforwards. Management does not believe that it can realize all of its state net operating loss carryforwards. Accordingly, a valuation allowance of $3,904 has been established for state net operating loss carryforwards.

Deferred tax expense does not include the change in the Company’s net deferred tax assets associated with the tax effects of other comprehensive income adjustments. The Company’s net deferred tax assets increased $62,469 for other comprehensive income adjustments.

A reconciliation of the beginning and ending unrecognized tax benefits as of December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$5,197	$346	$216
Additions based on tax positions related to the current year	1,268	—	—
Additions for tax positions of prior years	—	4,851	130
Reductions for lapse of statute of limitations	(2,279)	—	—

Balance, end of year	$4,186	$5,197	$346

As of December 31, 2011, 2010 and 2009, the balance of unrecognized tax benefits, if recognized, that would reduce the effective tax rate was $1,170, $346 and $346, respectively. Included in the unrecognized tax benefits are some items whose recognition would not impact the effective tax rate, such as the tax effect of temporary differences and the portion of gross state unrecognized tax benefits that would be offset by the federal tax effect. It is reasonably possible that the unrecognized tax benefits balance will decline by as much as $1,400 within the next twelve months.

The Company classifies interest and penalties on uncertain tax positions as a component of general and administrative expenses. The Company’s accrued interest and penalties on unrecognized tax benefits was $785 and $860 as of December 31, 2011 and 2010, respectively. Accrued interest and penalties are included in accounts payable and accrued liabilities in the Company’s consolidated balance sheets.

The Company is subject to periodic review by federal and state taxing authorities in the ordinary course of business. With few exceptions, the Company is no longer subject to examination by these taxing authorities for years prior to 2008.

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share

11. Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Preferred Stock met the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator. The following table sets forth the computation of basic and diluted earnings per common share for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income	$11,172	$21,795	$23,018	$31,211
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)

Net income allocated to common shareholders	$9,487	$17,378	$15,354	$24,387

(Units in Thousands)
Average common shares outstanding	100,779	74,792	88,454	74,764
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460
Nonvested stock	265	354	269	396

Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620

Basic earnings per share	$0.09	$0.23	$0.17	$0.33
Diluted earnings per share	$0.09	$0.23	$0.17	$0.32

On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to the holders of the Series A Preferred Stock, which was paid on March 1, 2012, in order to induce conversion to shares of Common Stock. On April 24, 2012, the Company’s Board of Directors approved a special cash dividend of $1,073 to the holders of the Series B Preferred Stock, which was paid on June 19, 2012. The Company has included the special cash dividends as distributed net income attributable to participating securities. In addition, the Company included the Series A Preferred Stock and Series B Preferred Stock as a participating security through the date of conversion and upon conversion, the Company included the shares in common shares outstanding.

Certain securities were antidilutive and were therefore excluded from the calculation of diluted earnings per share. Common shares attributed to these antidilutive securities had these securities been exercised or converted as of June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627

23. Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Cumulative Convertible Preferred Stock meet the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator. The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Net income attributable to the Company from continuing operations	$52,729	$188,900	$53,537
Less distributed and undistributed income from continuing operations allocated to participating preferred stock	(11,218)	(44,120)	(19,615)

Net income from continuing operations allocated to common shareholders	41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes	—	—	(121)

Net income allocated to common shareholders	$41,511	$144,780	$33,801

(Units in Thousands)
Average common shares outstanding	74,892	72,479	42,126
Common share equivalents:
Stock options	2,209	1,674	810
Nonvested stock	405	436	363

Average common shares outstanding, assuming dilution	77,506	74,589	43,299

Net income per common share, basic Continuing operations	$0.55	$2.00	$0.80
Net income per common share, assuming dilution Continuing operations	$0.54	$1.94	$0.78

Certain securities were antidilutive and were therefore excluded from the calculation of diluted earnings per share. Common shares attributed to these antidilutive securities had these securities been exercised or converted at December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Stock Options	5,160,127	4,525,440	5,997,510

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments

12. Derivative Financial Instruments

The fair values of derivatives are reported in other assets, deposits, or accounts payable and accrued liabilities. The fair values are derived using the valuation techniques described in Note 13. The total notional or contractual amounts and fair values as of June 30, 2012 and December 31, 2011 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
June 30, 2012
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,003,000	$—	$146,541

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	2,154,183	16,661	1,505
Forward and optional forward sales commitments	2,602,404	3,272	19,581
Foreign exchange contracts	1,005,432	11,987	7,924
Equity, foreign currency, commodity and metals indexed options	215,325	17,533	—
Options embedded in customer deposits	214,623	—	17,379
Indemnification assets	369,215	9,383	—

Total freestanding derivatives		58,836	46,389

Total derivatives		$58,836	$192,930

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
December 31, 2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Indemnification assets	482,094	8,540	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

Cash Flow Hedges

Activity for derivatives in cash flow hedge relationships for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gains (losses), net of tax, recognized in AOCI (effective portion)	$(14,012)	$(8,340)	$(7,530)	$(12,291)
Reclassifications to interest expense (effective portion)	(1,964)	(1,768)	(3,674)	(3,797)
Pretax losses recognized in interest expense (ineffective portion)	(205)	(10)	(270)	(10)

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

As of June 30, 2012, AOCI included $18,665 of deferred pre-tax net losses expected to be reclassified into earnings during the next 12 months for derivative instruments designated as cash flow hedges of forecasted transactions. The Company is hedging its exposure to the variability of future cash flows for forecasted transactions of fixed-rate debt for a maximum of 8 years.

Freestanding Derivatives

The following table shows the net losses recognized for the three and six months ended June 30, 2012 and 2011 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification assets which are recognized in general and administrative expense.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Freestanding derivatives (economic hedges)
Gains (losses) on interest rate contracts (1)	$(36,358)	$(23,581)	$(48,188)	$(20,682)
Gains (losses) on indemnification assets (2)	570	—	843	(8,680)
Other	(49)	(44)	397	(44)

Total	$(35,837)	$(23,625)	$(46,948)	$(29,406)

(1)	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
(2)	Refer to Note 13 for a discussion of the indemnification asset.

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

Credit Risk Contingent Features

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in a net liability position on June 30, 2012 and December 31, 2011 was $163,035 and $153,337, respectively, for which the Company posted $209,772 and $170,656, respectively, in collateral in the normal course of business.

Counterparty Credit Risk

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. The Company minimizes this risk through obtaining credit approvals, monitoring credit limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of June 30, 2012 and December 31, 2011, the Company held $3,120 and $3,560, respectively, in collateral from its counterparties. Counterparty credit risk related to derivatives is considered in determining fair value.

24. Derivative Financial Instruments

The fair values of derivatives are reported in other assets, deposits, or accounts payable and accrued liabilities. The fair values are derived using the valuation techniques described in Notes 2 and 25. The total notional or contractual amounts and fair values as of December 31, 2011 and 2010 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Recourse commitment asset	204,501	8,540	—
Indemnification asset	277,593	—	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2010
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$888,000	$1,893	$24,732

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	608,126	1,989	5,663
Forward sales commitments	1,366,401	27,682	2,490
Optional forward sales commitments	80,173	1,160	62
Interest rate swaps	18,000	—	217
Foreign exchange contracts	1,002,903	37,653	2,008
Equity, foreign currency, commodity and metals indexed options	165,740	28,131	—
Options embedded in customer deposits	164,909	—	27,862
Indemnification asset	497,903	8,680	—

Total freestanding derivatives		105,295	38,302

Total derivatives		$107,188	$63,034

Cash Flow Hedges

Activity for derivatives in cash flow hedge relationships for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
(Losses) gains, net of tax, recognized in AOCI (effective portion)	$(68,660)	$(13,010)	$6,881
Pretax losses reclassified from AOCI to interest expense (effective portion)	(7,515)	(5,388)	(4,079)
Pretax gains (losses) recognized in interest expense (ineffective portion)	72	(4)	53

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

As of December 31, 2011, AOCI included $10,691 of deferred pre-tax net losses expected to be reclassified into earnings during the next 12 months for derivative instruments designated as cash flow hedges of forecasted transactions. The Company is hedging its exposure to the variability of future cash flows for all forecasted transactions for a maximum of eight years on hedges of fixed-rate debt.

Freestanding Derivatives

The following table shows the net losses recognized for the years ended December 31, 2011, 2010 and 2009 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification asset and the recourse commitment asset which are recognized in general and administrative expense.

	2011	2010	2009
Freestanding derivatives (economic hedges)
Losses on interest rate contracts	$(69,490)	$(50,728)	$(29,446)
Loss on indemnification asset	(8,680)	(22,023)	—
Other	(444)	—	24

	$(78,614)	$(72,751)	$(29,422)

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

Credit Risk Contingent Features

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in a net liability position on December 31, 2011 and 2010 was $153,337 and $24,949, respectively, for which the Company posted $170,656 and $30,910, respectively, in collateral in the normal course of business.

Counterparty Credit Risk

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty, and cash collateral received. The Company minimizes this risk through credit approvals, limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet. As of December 31, 2011, the Company held $3,560 in collateral from its counterparties. Counterparty credit risk related to derivatives is considered in determining fair value.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

13. Fair Value Measurements

Asset and liability fair value measurements have been categorized based upon the fair value hierarchy described below:

Level 1—Valuation is based upon quoted market prices for identical instruments in active markets.

Level 2—Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the assets or liabilities. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Recurring Fair Value Measurements

As of June 30, 2012 and December 31, 2011, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Level 1	Level 2	Level 3	Total
June 30, 2012
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$77	$—	$77
Residential CMO securities—nonagency	—	1,842,331	—	1,842,331
Residential MBS—agency	—	281	—	281
Asset-backed securities	—	7,616	—	7,616
Equity securities	221	—	—	221

Total available for sale securities	221	1,850,305	—	1,850,526
Loans held for sale	—	1,105,985	—	1,105,985
Financial liabilities:
FDIC clawback liability	—	—	46,738	46,738
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(146,541)	—	(146,541)
Freestanding derivatives (Note 12)	4,063	(999)	9,383	12,447

	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

Total available for sale securities	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 12)	(6,799)	(4,830)	8,540	(3,089)

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the three and six months ended June 30, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Three Months Ended June 30, 2012
Balance, beginning of period	$—	$(43,694)	$8,814
Total gains (losses) included in earnings for the period	—	(3,044)	569

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$—	$(3,044)	$569

Three Months Ended June 30, 2011
Balance, beginning of period	$15,049	$(39,628)	$221
Purchases	—	—	2,700
Issues	—	—	(2,739)
Settlements	(60)	—	35
Total gains (losses) included in earnings for the period	1,117	—	7

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,117	$—	$42

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Six Months Ended June 30, 2012
Balance, beginning of period	$15,462	$(43,317)	$8,539
Settlements	(623)	—	—
Transfers out of Level 3	(14,946)	—	—
Total gains (losses) included in earnings for the period	107	(3,421)	844

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$107	$(3,421)	$844

Six Months Ended June 30, 2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	4,075
Issues	—	—	(4,114)
Settlements	(137)	—	38
Total gains (losses) included in earnings for the period	1,107	(317)	(8,724)

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,107	$(317)	$(8,439)

(1)	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
(3)	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
FDIC clawback liability	$46,738	Discounted cash flow	Servicing cost	$6,272 - $14,219(1)
Indemnification asset	$9,383	Discounted cash flow	Reinstatement rate	5.96% - 67.90%(2)
			Loss duration (in months)	8 - 45(2)
			Loss severity(3)	2.37% - 16.64%(2)

(1)	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
(2)	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
(3)	Loss severity represents the interest loss severity as a percentage of UPB.

The significant unobservable input used in the fair value measurement of the FDIC clawback liability is servicing cost. Significant increases (decreases) in this input in isolation could result in a significantly lower (higher) fair value measurement. The Company estimates the fair value of the FDIC clawback liability using a discounted cash flow model. The Company enters observable and unobservable inputs into the model to arrive at fair value. Changes in the estimate are primarily driven by changes in the interpolated discount rate (an observable input) and changes in servicing cost as a result of changes in projected UPB. The assumptions are reviewed and updated on a quarterly basis by management.

The significant unobservable inputs used in the fair value measurement of the indemnification asset are the reinstatement rate, loss severity and duration. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The reinstatement rate is determined by analyzing historical default activity of similar loans, while the loss severity is estimated as the interest rate spread between the note and debenture rate of the government insured loans as well as advance costs that are not reimbursable by the FHA, which is then extrapolated over the expected duration. The Company’s portfolio management is responsible for analyzing and updating the assumptions and cash flow model of the underlying loans on a quarterly basis, which includes corroboration with historical experience.

Loans Held for Sale Accounted for under the Fair Value Option

Following is information on loans held for sale reported under the fair value option at June 30, 2012 and December 31, 2011:

	Total	Nonaccrual
June 30, 2012
Fair value carrying amount	$1,105,985	$—
Aggregate unpaid principal balance	1,052,714	—

Fair value carrying amount less aggregate unpaid principal	$53,271	$—

December 31, 2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

Differences between the fair value carrying amount and the aggregate unpaid principal balance include changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding and premiums or discounts on acquired loans.

The net gain from initial measurement of the above loans and subsequent changes in fair value was $111,464 and $176,173 for the three and six months ended June 30, 2012, respectively, and $38,569 and $54,384 for the three and six months ended June 30, 2011, respectively, is included in gain on sale of loans. An immaterial portion of the change in fair value was attributable to changes in instrument-specific credit risk.

Non-recurring Fair Value Measurements

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at June 30, 2012 and December 31, 2011 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Change in Fair Value
June 30, 2012
Collateral-dependent loans	$—	$—	$29,582	$29,582	$1,999
Other real estate owned	—	1,200	19,734	20,934	3,885
Mortgage servicing rights (1)	—	—	373,735	373,735	30,135
December 31, 2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Other real estate owned	—	—	46,578	46,578	10,389
Mortgage servicing rights (1)	—	—	445,195	445,195	39,455

(1)	The fair value for mortgage servicing rights represents the value of the impaired strata.

The Company records loans considered to be impaired at the lower of amortized cost or fair value less cost to sell. Fair value is measured as the fair value of underlying collateral for collateral-dependent loans. Other real estate owned is included in other assets in the consolidated balance sheets. The above losses represent write-downs to fair value subsequent to initial classification.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
Collateral-dependent loans	$29,582	Sales comparison approach	Appraisal value adjustment	0.0% – 67.0%(1)
Other real estate owned	$19,734	Sales comparison approach	Appraisal value adjustment	0.0% – 62.0%(1)
Mortgage servicing rights	$373,735	Discounted cash flow	Prepayment speed	16.3% 21.9%(2)
			Discount rate	9.2% 10.0%(3)

(1)	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
(2)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
(3)	The discount rate range represents the highest and lowest values for the impaired MSR strata.

The Company estimates the fair value of collateral-dependent and OREO loans using the sales comparison approach. Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s valuation services group reviews the assumptions and approaches utilized in the appraisal. To assess the reasonableness of the fair value, the Company’s valuation services group compares the assumptions to independent data sources such as recent market data or industry-wide statistics.

The fair value of mortgage servicing rights is determined by using a discounted cash flow model to calculate the present value of estimated future net servicing income. The assumptions are a combination of market and Company specific data. On a quarterly basis, the portfolio management group compares the Company’s estimated fair value of the mortgage servicing rights to a third-party valuation as part of the valuation process. Discussions are held between executive management and the independent third-party to discuss the key assumptions used by the respective parties in arriving at those estimates.

Disclosures about Fair Value of Financial Instruments

The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of June 30, 2012 and December 31, 2011. This table excludes financial instruments with a short-term or without a stated maturity, prevailing market rates and limited credit risk, where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	June 30, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$190,615	$196,382	$—	$196,382	$—
Loans held for sale (1)	2,072,612	2,171,991	—	2,171,991	—
Loans held for investment (2)	7,030,992	7,111,132	—	—	7,111,132
Financial liabilities:
Time deposits	$2,894,148	$2,930,669	$—	$2,930,669	$—
Other borrowings	2,503,636	2,545,991	—	2,545,991	—
Trust preferred securities	103,750	78,274	—	—	78,274

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Investment securities:
Held to maturity	$189,518	$194,350
Loans held for sale	2,725,286	2,811,917
Loans held for investment (2)	5,856,781	5,862,053
Financial liabilities:
Deposits	$10,265,763	$10,299,977
Other borrowings	1,257,879	1,215,209
Trust preferred securities	103,750	71,597

(1)	The carrying value of loans held for sale excludes $1,105,985 in loans measured at fair value on a recurring basis as of June 30, 2012.
(2)	The carrying value of loans held for investment is net of the allowance for loan loss of $73,233 and $73,999 as of June 30, 2012 and December 31, 2011, respectively. In addition, the carrying values exclude $677,045 and $584,735 of lease financing receivables as of June 30, 2012 and December 31, 2011, respectively.

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Investment Securities—Fair values are derived from quoted market prices and values from third party pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from third party pricing services to ensure that the prices represent a reasonable estimate of fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the third party pricing service provider in order to ensure that investments are recorded or disclosed at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market. As of June 30, 2012 and December 31, 2011, management did not make any adjustments to the prices provided by the third party pricing service as a result of illiquid or inactive markets.

Loans Held for Sale—Fair values for loans held for sale valued under the fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Impaired Loans—At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral-dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated at least quarterly for additional impairment and adjusted accordingly.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments on commercial properties are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Residential properties are classified as Level 2 due to higher volumes of comparable sales.

Mortgage Servicing Rights—Mortgage servicing rights are evaluated for impairment on a quarterly basis. If the carrying amount of an individual stratum exceeds fair value, impairment is recorded on that stratum so that the servicing asset is carried at fair value. In addition, a third-party valuation is obtained quarterly. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees; miscellaneous income and float; costs of servicing; the cost of carry of advances; foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Mortgage servicing rights do not trade in an active, open market with readily observable prices. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Time Deposits—The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company interpolates its own credit spreads in the valuation of these liabilities. Due to the significance of the credit spread in the valuation inputs, trust preferred securities are classified within Level 3 of the hierarchy.

FDIC Clawback Liability—The fair value of the FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the fifth and tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC. On the true-up measurement dates, the Company is required to make a true-up payment to the FDIC in an amount equal to 50% of the excess, if any, of (1) 20% of the intrinsic loss estimate (an established figure by the FDIC) less (2) the sum of (a) 25% of the asset discount, (part of the Company’s bid) plus (b) 25% of the cumulative loss share payments plus (c) a 1% servicing fee based on the principal amount of the covered assets over the term (calculated annually based on the average principal amount at the beginning and end of each year and then summed up for a total fee included in the calculation). The liability was discounted using an estimated cost of debt capital, based on an interpolated cost of debt capital of banks with credit quality comparable to the Company’s (using USD US Bank (BBB) BFV Curve index). This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event contingencies are met. Contingent consideration is re-measured quarterly at fair value with changes reflected in other noninterest income until the contingency is resolved. Due to the nature of the valuation inputs, FDIC clawback liability is classified within Level 3 of the hierarchy.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Note 12 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the indemnification asset. Counterparty credit risk is taken into account when determining fair value. See Note 12 for additional information on freestanding derivatives.

25. Fair Value Measurements

As of December 31, 2011 and 2010, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC Clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 24)	(6,799)	(4,830)	8,540	(3,089)

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2010
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$148	$—	$148
Residential CMO securities—nonagency	—	2,032,663	—	2,032,663
Residential MBS—agency	—	540	—	540
Asset-backed securities	—	8,128	—	8,128
Equity securities	126	—	—	126

	126	2,041,479	—	2,041,605
Loans held for sale	—	1,020,272	15,136	1,035,408
Financial liabilities:
FDIC Clawback liability	—	—	39,311	39,311
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(22,839)	—	(22,839)
Freestanding derivatives (Note 24)	35,645	22,399	8,949	66,993

Following is information on loans held for sale reported under the fair value option at December 31, 2011 and 2010:

	Total	Nonaccrual
2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

2010
Fair value carrying amount	$1,035,408	$2,072
Aggregate unpaid principal balance	1,031,429	2,533

Fair value carrying amount less aggregate unpaid principal	$3,979	$(461)

Differences between the fair value carrying amount and the aggregate unpaid principal balance include changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding and premiums or discounts on acquired loans.

The net gain from initial measurement of the above loans and subsequent changes in fair value was $171,160, $177,163 and $110,950 for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in gain on sale of loans. An immaterial portion of the change in fair value was attributable to changes in instrument-specific credit risk.

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, January 1, 2009	$353,495	$8,896	$25,542	$—	$107
Purchases, sales, issuances, and settlements, net	1,140,286	(76)	(1,285)	—	59
Transfers from Level 3 measurements	—	—	(851)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	7,443	—	(1,467)	—	24
Included in other comprehensive income (loss)	31,419	(885)	—	—	—

Balance, December 31, 2009	1,532,643	7,935	21,939	—	190

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, December 31, 2009	1,532,643	7,935	21,939	—	190
Purchases, sales, issuances, and settlements, net	660,785	(15)	(2,038)	(37,592)	30,764
Transfers from Level 3 measurements	(2,215,306)	(7,889)	(2,100)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	21,938	—	(2,665)	(1,719)	(22,005)
Included in other comprehensive income (loss)	(60)	(31)	—	—	—

Balance, December 31, 2010	—	—	15,136	(39,311)	8,949
Purchases	—	—	—	—	13,902
Sales	—	—	—	—	—
Issuances	—	—	—	—	(5,344)
Settlements	—	—	(1,032)	—	(33)
Transfers from Level 3 measurements	—	—	—	—	(269)
Total net realized and unrealized gains (losses):
Included in earnings	—	—	1,358	(4,006)	(8,665)

Balance, December 31, 2011	$—	$—	$15,462	$(43,317)	$8,540

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based evaluation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period. The Company evaluates the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total assets, total liabilities or total earnings.

On September 30, 2010, the Company transferred $2,215,306 and $7,889 of CMO nonagency securities and asset-backed securities, respectively, from Level 3 to Level 2 based upon the availability and significance of observable market data.

During 2010, the Company transferred $2,100 of loans held for sale from level 3 to other real estate owned.

On December 31, 2011, the Company transferred $269 of freestanding derivatives related to market-based deposits from Level 3 to Level 2 based upon increased observed activity levels in relevant commodity and metal option markets.

Net realized and unrealized gains (losses) included in income for the years ended December 31, 2011, 2010 and 2009, are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
2011
Net realized gains (losses)	$—	$—	$—	$(287)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	1,358	(4,006)	(8,378)

	$—	$1,358	$(4,006)	$(8,665)

2010
Net realized gains (losses)	$21,938	$(288)	$—	$(136)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(2,377)	(1,719)	(21,869)

	$21,938	$(2,665)	$(1,719)	$(22,005)

2009
Net realized gains (losses)	$7,443	$(354)	$—	$(59)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(1,113)	—	83

	$7,443	$(1,467)	$—	$24

Net realized gains on residential CMO securities—nonagency and ABS securities are included in other noninterest income. Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans. Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense. With the exception of changes in the indemnification asset and recourse commitment asset, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification asset and recourse commitment asset are recorded in general and administrative expense.

Fair Value Measurements—Non-recurring Basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from write-downs of individual assets.

The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2011, and 2010 and related loss amounts are as follows:

	Fair Value Measurements Using				Total Losses
	Level 1	Level 2	Level 3	Total
2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Mortgage servicing rights	—	—	445,195	445,195	39,455
Other real estate owned	—	—	46,578	46,578	10,389
2010
Investments held to maturity	$—	$—	$196	$196	$1,738
Collateral-dependent loans	—	—	116,421	116,421	27,651
Other real estate owned	—	—	26,903	26,903	6,701

The Company records loans considered impaired at the lower of amortized cost or fair value. Fair value is measured as the fair value of underlying collateral for collateral-dependent loans. Other real estate owned is included in other assets in the consolidated balance sheets. The amounts above reflect the fair value of the impaired mortgage servicing rights stratas as of December 31, 2011. The above losses represent write-downs to fair value subsequent to initial classification.

As of December 31, 2011 and 2010, the carrying amount and estimated fair value of all financial instruments is disclosed as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$294,981	$294,981	$1,169,221	$1,169,221
Investment securities:
Available for sale	1,903,922	1,903,922	2,041,605	2,041,605
Held to maturity	189,518	194,350	32,928	31,824
Other investments	98,392	98,392	129,056	129,056
Loans held for sale	2,725,286	2,811,917	1,237,665	1,248,285
Loans held for investment	5,856,781	5,862,053	5,556,590	5,668,745

Financial liabilities:
Deposits	$10,265,763	$10,299,977	$9,683,054	$9,576,602
Clawback liability	43,317	43,317	39,311	39,311
Other borrowings	1,257,879	1,215,209	887,389	922,328
Trust preferred securities	103,750	71,597	113,750	79,073
Derivative financial instruments:
Cash flow hedges	(133,897)	(133,897)	(22,839)	(22,839)
Freestanding derivatives	(3,089)	(3,089)	66,993	66,993

The carrying value of loans held for investment is net of the allowance for loan loss of $73,999 and $91,235 as of December 31, 2011 and 2010, respectively. In addition, the carrying values exclude $584,735 and $448,989 of net lease finance receivables as of December 31, 2011 and 2010, respectively.

Other assets on the consolidated balance sheets includes foreclosure claims receivables, servicing advances, margin receivables, accrued interest receivables, income tax receivables, and other financial instruments for all of which the carrying value is a reasonable estimate of fair value. Amounts are not included in the table above.

Other liabilities on the consolidated balance sheet includes accrued interest payables, margin payables, and other financial instruments for all of which the carrying value is a reasonable estimate of fair value. Amounts are not included in the table above.

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Cash and Cash Equivalents—The carrying amount approximates fair value because of the relatively short time between the origination of the instrument and its expected realization.

Investment Securities—Fair values are derived from quoted market prices and values from pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from pricing services to ensure that the prices represent a reasonable estimate of the fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the pricing service provider in order to ensure that investments are recorded at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market.

Other Investments—There are generally restrictions on the sale and/or liquidation of other equity investments, including FHLB stock. Fair value of FHLB stock approximates its redemption value.

Loans Held for Sale—Fair values for loans held for sale valued under fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan and lease characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO.

Deposits—The fair value of deposits with no stated maturity, such as noninterest-bearing and interest-bearing demand deposits, savings, and certain money market accounts, is equal to the amount payable on demand at the reporting date. The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Notes 2 and 24 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses established financial performance metrics for a peer group used in a valuation model to estimate the Company’s stock value and corresponding changes in value of the indemnification asset. Counterparty credit risk is taken into account when determining fair value. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the recourse commitment asset. See Notes 2 and 24 for additional information on freestanding derivatives.

FDIC Clawback Liability—Fair value of FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

14. Commitments and Contingencies

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of certain of the Company’s customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Unfunded credit extension commitments at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Loan and lease commitments	$192,729	$108,631
Home equity lines of credit	38,367	45,345
Credit card lines of credit	29,346	26,807
Commercial lines of credit	544,095	68,158
Standby letters of credit	2,559	6,428

Total unfunded credit extension commitments	$807,096	$255,370

The Company has an agreement with the Jacksonville Jaguars of the National Football League whereby the Company obtained the naming rights to the football stadium in Jacksonville, Florida. Under the agreement, the Company is obligated to pay $400 during the remainder of 2012. The amount due in 2013 is $3,308 and the amount increases 5% in 2014.

Guarantees—The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the UPB, accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan. From 2004 through June 30, 2012, the Company originated and securitized approximately $21,048,000 of mortgage loans to GSEs. During the same time period, the Company originated and sold approximately $25,037,000 of mortgage loans to private non-GSE purchasers. A majority of the loans sold to non-GSEs were agency deliverable products that were eventually sold by large aggregators of agency product who eventually securitized and sold to the agencies.

In some cases, the Company also has an obligation to repurchase loans in the event of early payment default (EPD) which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through June 30, 2012 and sold in years 2004 through June 30, 2012. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized. The Company’s estimated recourse related to these loans was $34,000 and $32,000 at June 30, 2012 and December 31, 2011, respectively, and is recorded in accounts payable and accrued liabilities.

In the ordinary course of its loan servicing activities, the Company routinely initiates actions to foreclose real estate securing serviced loans. For certain serviced loans, there are provisions in which the Company is either obligated to fund foreclosure-related costs or to repurchase loans in default. Additionally, as servicer, the Company could be obligated to repurchase loans from or indemnify GSEs for loans originated by defunct originators. The outstanding principal balance on loans serviced at June 30, 2012 and December 31, 2011, was $51,548,000 and $53,066,000, respectively, including residential mortgage loans held for sale. The amount of estimated recourse recorded in accounts payable and accrued liabilities related to servicing activities at June 30, 2012 and December 31, 2011, was $27,640 and $30,364, respectively.

In connection with the sale of its 68 percent interest in EverBank Reverse Mortgage LLC (EBRM) in 2008, the Company agreed to indemnify the buyer for future obligations related to the originated loans, potential litigation and certain other matters. On the date of the sale, the Company deposited $3,400 in escrow for its share of the aggregate liability. As of June 30, 2012, the Company’s maximum exposure is $1,882; however, the Company has estimated a liability of its future obligation in the amount of $500.

Within the Company’s brokerage business, the Company has contracted with a third party to provide clearing services that include underwriting margin loans to its customers. This contract stipulates that the Company will indemnify the third party for any loan losses that occur in issuing margin loans to its customers. The maximum potential future payment under this indemnification was $986 and $801 at June 30, 2012 and December 31, 2011, respectively. No payments have been made under this indemnification in the past. As these margin loans are highly collateralized by the securities held by the brokerage clients, the Company has assessed the probability of making such payments in the future as remote. This indemnification would end with the termination of the clearing contract.

Operating Leases—In December 2011, the Company entered into an 11 year lease agreement for approximately 269,168 square feet of office space located in downtown Jacksonville, Florida. The Company took occupancy of the premises in June 2012, and will recognize total rental expense for minimum lease payments of $46,278 on a straight-line basis over the lease term.

Federal Reserve Requirement—The Federal Reserve Board (FRB) requires certain institutions, including EB, to maintain cash reserves in the form of vault cash and average account balances with the Federal Reserve Bank. The reserve requirement is based on average deposits outstanding and was approximately $101,355 and $102,454 at June 30, 2012 and December 31, 2011, respectively.

Legal Actions—During late 2010, the Company was subject to a horizontal review examination conducted by the Office of Thrift Supervision (OTS), succeeded by the Office of the Comptroller of the Currency, (the OCC), of the governance practices employed in the foreclosure process of the Company and other industry participants. As a result of this horizontal review, the OTS has issued consent orders to servicers subject to this review, including the Company, stipulating certain practices that servicers will agree to prospectively to enhance their servicing operations. The Company is required to engage an independent consultant to perform an independent foreclosure review. The outcome of these processes could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental examinations and additional litigation for the Company. During the six months ended June 30, 2012, the independent consultant completed a portion of the review and provided a remediation plan based upon certain identified deficiencies. The Company accrued $2,000 based upon information available in the current remediation plan. As of June 30, 2012, the Company is unable to determine a possible range of loss as a majority of the review is not complete. There is at least a reasonable possibility that an exposure to loss exists in excess of the amount accrued.

In addition, other government agencies, including state attorneys general and the U.S. Department of Justice, continue to investigate various mortgage related practices of the Company and other major mortgage servicers. The Company continues to cooperate with these investigations. These investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal cost in responding to governmental investigations and additional litigation. The Company has evaluated subsequent events through the date in which financial statements are available to be issued and currently, the Company is unable to estimate any loss that may result from penalties imposed by the OCC or other governmental agencies and hence, no amounts have been accrued.

In the ordinary course of business, the Company and its subsidiaries are routinely involved in various claims and legal actions. In light of the uncertainties involved in these government proceedings, there is no assurance that the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by the Company.

26. Commitments and Contingencies

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of our customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Unfunded credit extension commitments at December 31, 2011 and 2010 are as follows:

	2011	2010
Loan and lease commitments	$108,631	$66,816
Home equity lines of credit	45,345	52,974
Credit card lines of credit	26,807	21,153
Commercial lines of credit	68,158	27,332
Standby letters of credit	6,428	5,328

	$255,370	$173,603

The Company had a contractual obligation to purchase loans from third parties of $84,134 at December 31, 2010.

The Company also has an agreement with the Jacksonville Jaguars of the National Football League whereby the Company obtained the naming rights to the football stadium in Jacksonville, Florida. Under the agreement, the Company is obligated to pay $3,308 in 2012 and the amount increases 5% each year through 2014.

Guarantees—The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the unpaid principal balance (UPB), accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan. From 2004 through December 31, 2011, the Company originated and securitized approximately $17,639,000 of mortgage loans to GSEs. During the same time period, the Company originated and sold approximately $25,031,000 of mortgage loans to private non-GSE purchasers.

In some cases, the company also has an obligation to repurchase loans in the event of early payment default, or EPD, which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through December 31, 2011 and sold in years 2004 through December 31, 2011. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized. The Company’s estimated recourse related to these loans was $32,000 and $26,798 at December 31, 2011 and 2010, respectively, and is recorded in accounts payable and accrued liabilities.

In the ordinary course of its loan servicing activities, the Company routinely initiates actions to foreclose real estate securing serviced loans. For certain serviced loans, there are provisions in which the Company is either obligated to fund foreclosure-related costs or to repurchase loans in default. Additionally, as servicer, the Company could be obligated to repurchase loans from or indemnify GSEs for loans originated by defunct originators. The outstanding principal balance on loans serviced at December 31, 2011 and 2010, was $53,066,000 and $56,365,000, respectively, including residential mortgage loans held for sale. The amount of estimated recourse recorded in accounts payable and accrued liabilities related to servicing activities at December 31, 2011 and 2010, was approximately $30,364 and $32,100, respectively.

In connection with the sale of its 68 percent interest in EverBank Reverse Mortgage LLC (EBRM) in 2008, the Company agreed to indemnify the buyer for future obligations related to the originated loans, potential litigation and certain other matters. On the date of the sale, the Company deposited $3,400 in escrow for its share of the aggregate liability. As of December 31, 2011, the Company’s maximum exposure is $1,882; however, the Company has estimated a liability of its future obligation in the amount of $500.

Within the Company’s brokerage business, the Company has contracted with a third party to provide clearing services that include underwriting margin loans to its customers. This contract stipulates that the Company will indemnify the third party for any loan losses that occur in issuing margin to its customers. The maximum potential future payment under this indemnification was $801 and $1,251 at December 31, 2011 and 2010, respectively. No payments have been made under this indemnification in the past. As these margin loans are highly collateralized by the securities held by the brokerage clients, the Company has assessed the probability of making such payments in the future as remote. This indemnification would end with the termination of the clearing contract.

Operating Leases—The Company has entered into various operating leases for the office space in which it operates, many of which include the ability to extend the original terms of the lease at the Company’s option. General and administrative expense associated with these leases was $11,342, $10,019 and $5,100 for the years ended December 31, 2011, 2010 and 2009, respectively. The future minimum lease payments for the leases at December 31, 2011, are as follows:

2012	$8,989
2013	6,741
2014	6,138
2015	5,602
2016	4,711
Thereafter	7,301

$39,482

Certain of these operating leases include the potential for the landlord to require the Company to remove leasehold improvements prior to vacating the property. Generally this obligation is at the discretion of the landlord, and the likelihood of the option being exercised is uncertain. Any related potential obligation to retire leasehold improvements cannot be reasonably estimated due to the uncertainty of the timing and the probability of the option’s exercise. If the Company did incur such an obligation, the impact to the consolidated financial statements is not expected to be material.

In December 2011, the Company entered into an 11 year lease agreement for approximately 269,168 square feet of office space located in downtown Jacksonville, Florida. The Company expects to take occupancy of the premises in June 2012, and at that time, the Company will recognize total rental expense for minimum lease payments of $46,278 on a straight-line basis over the lease term. As of December 31, 2011, the lease was not yet in force as there were contingencies which the landlord was required to fulfill, and as a result these amounts were not included in the table above.

Federal Reserve Requirement—The Federal Reserve Board (FRB) requires certain institutions, including EB, to maintain cash reserves in the form of vault cash and average account balances with the Federal Reserve Bank. The reserve requirement is based on average deposits outstanding and was approximately $102,454 and $10,416 at December 31, 2011 and 2010, respectively.

Legal Actions—During late 2010, the Company was subject to a horizontal review examination conducted by the Office of Thrift Supervision (OTS) of the governance practices employed in the foreclosure process of the Company and other industry participants. As a result of this horizontal review, the OTS has issued consent orders to servicers subject to this review, including the Company, stipulating certain practices that servicers will agree to prospectively to enhance their servicing operations. The outcome of these processes could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental examinations and additional litigation for the Company. The consent orders do not provide for monetary penalties, but the OCC (as successor to the OTS) reserves the right to impose monetary penalties at a later date.

In addition, other government agencies, including state attorneys general and the U.S. Department of Justice, continue to investigate various mortgage related practices of the Company and other major mortgage servicers. The Company continues to cooperate with these investigations. These investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal cost in responding to governmental investigations and additional litigation. The Company has evaluated subsequent events through the date in which financial statements are available to be issued and currently, the Company is unable to estimate any loss that may result from penalties imposed by the OCC or other governmental agencies and hence, no amounts have been accrued.

In the ordinary course of business, the Company and its subsidiaries are routinely involved in various claims and legal actions. The Company notes that in light of the uncertainties involved in such proceedings, there is no assurance the ultimate resolution of these matters will not significantly exceed the reserves currently accrued by the Company.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Information

15. Segment Information

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to recent acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The chief operating decision maker’s review of each segment’s performance is based on segment income, which is defined as income from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the Company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the three and six months ended June 30, 2012 and 2011. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	As of and for the Three Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$114,801	$11,790		$(1,607)	$—	$124,984
Total net revenue	140,406	60,314	(1)	(1,613)	—	199,107
Intersegment revenue	(2,277)	2,277		—	—	—
Depreciation and amortization	7,080	409		1,798	—	9,287
Income before income taxes	59,819	(7,872	)(1)	(34,380)	—	17,567
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Three Months Ended June 30, 2011
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$105,107	$9,487	$(1,684)	$—	$112,910
Total net revenue	120,835	46,691	(1,683)	—	165,843
Intersegment revenue	(1,805)	1,805	—	—	—
Depreciation and amortization	3,104	540	1,541	—	5,185
Income before income taxes	66,386	(2,035)	(29,223)	—	35,128
Total assets	11,140,910	1,482,997	130,615	(234,348)	12,520,174

	As of and for the Six Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$221,346	$22,286		$(3,025)	$—	$240,607
Total net revenue	272,179	118,683	(1)	(2,939)	—	387,923
Intersegment revenue	(4,901)	4,901		—	—	—
Depreciation and amortization	13,470	996		3,625	—	18,091
Income before income taxes	121,652	(22,394	)(1)	(63,051)	—	36,207
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Six Months Ended June 30, 2011
	Banking and Wealth Management		Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$211,032		$18,909	$(3,338)	$—	$226,603
Total net revenue	242,666		101,351	1,372	—	345,389
Intersegment revenue	(4,061)		4,061	—	—	—
Depreciation and amortization	5,662		1,098	2,883	—	9,643
Income before income taxes	111,251	(2)	(2,388)	(57,459)	—	51,404
Total assets	11,140,910		1,482,997	130,615	(234,348)	12,520,174

(1)	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012
(2)	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011

31. Segment Information

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to both the TCFG and Bank of Florida acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The accounting policies of these business segments are the same as those described in Note 2. Each segment’s performance is based on its segment earnings/(loss), which is defined as profit /(loss) from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management (ALM) activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the years ended December 31, 2011, 2010 and 2009. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	2011
	Banking and Wealth Management		Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$419,415		$39,536		$(6,641)	$—	$452,310
Total net revenue	504,760	(1)	182,571	(1)	(1,918)	—	685,413
Intersegment revenue	(9,248)		9,248		—	—	—
Depreciation and amortization	15,923		2,063		6,169	—	24,155
Income before income taxes	241,146	(1)	(38,765	)(1)	(120,867)	—	81,514
Total assets	11,658,702	(1)	1,557,421		99,886	(274,331)	13,041,678

	2010
	Banking and Wealth Management		Mortgage Banking	Corporate Services		Eliminations	Consolidated
Net interest income (expense)	$434,811		$38,298	$(7,769)		$—	$465,340
Total net revenue	497,197		259,740	66,210	(2)	—	823,147
Intersegment revenue	(603)		603	—		—	—
Depreciation and amortization	7,945		2,272	4,671		—	14,888
Income before income taxes	233,521		32,313	(15,961	)(2)	—	249,873
Total assets	10,117,289	(2)	1,957,897	49,325		(116,625)	12,007,886

	2009
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$253,352	$32,708	$(8,677)	$—	$277,383
Total net revenue	286,171	231,860	(8,550)	—	509,481
Intersegment revenue	9,383	(9,383)	—	—	—
Depreciation and amortization	2,661	2,526	4,029	—	9,216
Income before income taxes	85,300	77,065	(73,975)	—	88,390
Total assets	6,522,869	1,543,370	24,148	(30,208)	8,060,179

(1)	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
(2)	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events

16. Subsequent Events

Business Property Lending, Inc. Acquisition

On October 1, 2012, EB, a wholly owned subsidiary of EFC, entered into an amendment to the previously disclosed Stock and Asset Purchase Agreement with General Electric Capital Corporation (GECC) dated June 30, 2012. The amendment, among other things, makes changes to the pool of loans acquired under the agreement and adds provisions related to the payment of certain consultants and the leases of office space. Upon the execution of this amendment, EB acquired all of the issued and outstanding stock of Business Property Lending, Inc. (BP), a wholly owned subsidiary of GECC, for approximately $2,410,000 in cash. The acquisition also included approximately $2,330,000 of performing business lending loans selected by EB, servicing rights to $2,900,000 of loans securitized by GECC and the platforms for originating and servicing commercial real estate loans for essential use properties owned or leased by small and midsize businesses. During the fourth quarter, all assets will be identified and valued and a full purchase price allocation performed as required under the purchase method of accounting.

FHLB Borrowings

During July 2012, in order to support the acquisition of BP and other strategic priorities, EB entered into commitments for five new fixed rate advances and modified five existing advances from the FHLB. The new commitments represent a total borrowing of $636,000 funding September 28, 2012 with interest rates on the advances ranging from 2.28% to 3.28% and principal payments beginning June 2021 with varying maturity dates occurring through March 2032. The weighted average interest rate and weighted average maturity for these advances represents 2.94% and 13 years, respectively. The five advances modified represent a principal balance of $250,000 with post-modification interest rates ranging from 1.23% to 1.89% and newly scheduled maturities beginning in February 2018 and occurring through February 2021. The average interest rate and average remaining maturity for these advances before modification represented 0.73% and approximately 2 years, while following modification the weighted average interest rate and weighted average maturity increased to 1.58% and approximately 7 years, respectively.

Private Placement of Common Stock pursuant to Conversion of Escrowed Cash

In August 2012, the Company converted $48,654 of cash held in escrow into 4,032,662 shares of our common stock at a price per share of $12.065. The conversion price was based on the trailing ten day volume weighted average price per share of the Company’s common stock through August 27, 2012, as quoted on the New York Stock Exchange. The private placement was with certain of the Company’s shareholders all of whom were former shareholders of Tygris Commercial Finance Group, Inc. (TCFG) prior to the acquisition of TCFG in 2010. The cash had been held in escrow to satisfy certain indemnification and other obligations related to the acquisition of TCFG. The newly issued shares in the transaction remain in escrow in accordance with the terms of the original escrow agreement.

32. Subsequent Events

Effective February 8, 2012, EFC executed an asset purchase agreement with MetLife Bank N.A. to acquire the net assets of its Warehouse Lending Division including substantially all of its operations. The business combination provides the Company entry into the Warehouse Lending market, which will serve as a complement to its current product offerings. The transaction is expected to close by April 2, 2012, but a final purchase price has yet to be finalized. Following the closing of the transaction, all assets will be identified and valued and a full purchase price allocation performed.

On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to be paid to the holders of the Series A Preferred Stock per the terms of the arrangement as described in Note 17 in order to induce conversion. As a result of the special cash dividend, all shares of Series A Preferred Stock were converted into shares of common stock at the conversion ratio described in Note 17.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

a) Cash and Cash Equivalents—Cash and cash equivalents include cash, amounts due from banks, and interest-bearing deposits in other banks with an original maturity of three months or less.

b) Investment Securities—The Company invests in trading, available for sale and held to maturity investments. Investments classified as trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Unrealized gains or losses on trading securities are recorded in earnings as a component of other noninterest income.

Investment securities for which the Company has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Amortization and accretion of purchase premiums and discounts are recognized in interest income using the effective interest method over the expected term of the securities.

Securities not classified as held to maturity or trading are considered to be available for sale and are reported at fair value. Unrealized gains and losses on available for sale securities are reported net of applicable taxes as a component of accumulated other comprehensive income (AOCI). Gains and losses on the disposition of available for sale securities are recorded on the trade date using the specific identification method and are recognized in other noninterest income. Amortization and accretion of purchase premiums and discounts on debt securities are recognized in interest income using the effective interest method over the expected term of the securities.

Management evaluates all investments for OTTI on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For investments in which the fair value is less than the amortized cost, the Company performs an OTTI analysis to determine whether the impairment is temporary and assesses whether (a) it has the intent to sell the debt security, (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery, (c) it does not expect to recover the amortized cost basis, or (d) it does not expect to collect all cash flows according to the contractual terms.

The Company’s OTTI policy for investments defines certain triggers that require a present value calculation of expected cash flows. If none of these triggers are met, the Company performs a qualitative analysis to determine if it expects to recover the entire amortized cost basis of the investment.

When the Company has determined that OTTI exists, the Company performs a present value cash flow analysis using models that project prepayments, default rates and loss severities on the collateral supporting the security. The Company considers the following factors in determining whether a credit loss exists:

•	The period over which the debt security is expected to recover;

•	The length of time and extent to which the fair value has been less than the amortized cost basis;

•	The level of credit enhancement provided by the structure which includes, but is not limited to credit subordination positions, overcollateralization and protective triggers;

•

The cause of impairment and changes in the near term prospects of the issuer or underlying collateral of a security, such as changes in default rates, loss severities given default and significant changes in prepayment assumptions;

•	The level of excess cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and

•	Any adverse changes to credit conditions of the issuer or the security such as credit downgrades by the rating agencies.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its remaining amortized cost basis, total OTTI will be recognized in earnings. However, if neither of those conditions exists, the amount of OTTI related to the credit loss is measured at the excess of the amortized cost over its present value and is recognized with other securities gains and losses in other noninterest income while the amount of impairment related to all other factors is recognized in AOCI.

Subsequent noncredit losses recorded in AOCI attributed to held to maturity investments are accreted to the amortized cost of the investment over the remaining expected life, based on the amount and timing of future estimated cash flows.

For equity securities, declines in the fair value below their cost are deemed to be other than temporary unless the Company has the intent and ability to retain the investment in the issuer for a period of time sufficient to allow recovery in the fair value.

c) Loans Held for Sale—Loans held for sale represent loans originated or acquired by the Company with the intent to sell. Management does not have the intent to hold the loans for the foreseeable future. The Company has elected fair value accounting for certain commercial and residential mortgage loans. Electing to use fair value accounting allows a better offset of the changes in the fair values of the loans and the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting. These loans are initially recorded and carried at fair value, with changes in fair value recognized in gain on sale of loans. Loan origination fees are recorded when earned, and related costs are recognized when incurred.

The Company has not elected the fair value option for other residential mortgage loans primarily because these loans are expected to be short in duration. These loans are carried at the lower of cost or fair value. In determining the lower of cost or fair value adjustment on loans held for a sale, the Company pools loans based on similar risk characteristics such as loan type and interest rate Direct loan origination fees and costs are deferred at loan origination or acquisition. These amounts are recognized as income at the time the loan is sold and included in gain on sale of loans. Gains and losses on sale of these loans are recorded in gain on sale of loans.

Loans held for sale also include delinquent mortgage loans purchased out of mortgage pools. These loans are guaranteed by government-sponsored agencies. The loans are held until they become current and are then evaluated for sale in the secondary market or move into foreclosure. The loans are reported at the lower of cost or fair value.

Loans and leases are transferred from loans and leases held for investment to held for sale when the Company no longer has the intent to hold for the foreseeable future. In the event loans are reclassified from held for sale to held for investment, the Company records the loans at lower of cost or fair value on the date of reclassification and recognizes any lower of cost or fair value adjustment as a basis adjustment. Loans and leases are transferred to loans and leases held for investment at the lower of cost or fair value when the Company determines its intent to hold these loans and leases for the foreseeable future.

d) Loans Held for Investment—Loans that the Company has the intent and ability to hold for the foreseeable future are classified as loans held for investment. Loans held for investment are reported at the principal amount outstanding, net of the allowance for loan and lease losses, net of deferred loan fees and costs and any discounts received or premiums paid on purchased loans. Deferred fees, costs, discounts and premiums are amortized over the estimated life of the loan using the interest method. Interest income on loans is recognized as earned and is computed using the effective interest method. The Company anticipates prepayments in applying the effective interest method. The key assumptions include historical prepayment trends and future interest rate expectations. The Company monitors these key assumptions and adjusts the prepayment expectations when appropriate.

Acquired loans are accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, when applicable. At acquisition, the Company reviews each loan or pool of loans to determine whether there is evidence of deterioration in credit quality since origination and if it is probable that the Company will be unable to collect all amounts due according to the loan’s contractual terms. The Company considers expected prepayments and estimates the amount and timing of undiscounted expected principal, interest and other cash flows for each loan or pool of loans meeting the criteria above, and determines the excess of the loan’s or pool’s scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted (non-accretable difference). The remaining amount, representing the excess or deficit of the loan’s or pool’s cash flows expected to be collected over the amount paid, is accreted or amortized into interest income over the remaining expected life of the loan or pool (accretable yield). The loans are reflected in the consolidated balance sheets net of these discounts.

Periodically, the Company evaluates the expected cash flows for each pool. Prior expected cash flows are compared to current expected cash flows and cash collections to determine if any additional impairment should be recognized. Impairment is recognized through an additional allowance for loan losses if the present value of future cash flows discounted at the effective interest rate of the pool has decreased. The present value of any subsequent increase in the pool’s actual cash flows or cash flows expected to be collected is used first to reverse any existing valuation allowance for that pool. Any remaining increase in cash flows expected to be collected is adjusted to the accretable yield and recognized over the estimated remaining life of the pool.

e) Leases Held for Investment—Originated lease financing receivables are recorded as the sum of the future minimum lease payments, initial deferred costs and estimated residual values less unearned income. Interest income is recognized as earned using the effective interest method. Direct fees and costs associated with the origination of leases are deferred and included in lease financing receivables. The net deferred fees or costs are recognized as an adjustment to interest income over the contractual life of the lease.

Acquired lease financing receivables are recorded as the sum of expected lease payments and estimated residual values less unearned income, which includes purchased lease discounts. Unearned income is recognized based on the expected cash flows using the effective interest method.

f) Allowance for Loan and Lease Losses—The allowance for loan and lease losses represents management’s estimate of probable and reasonably estimable credit losses inherent in loans and leases held for investment as of the balance sheet date. The estimate of the allowance is based on a variety of factors, including an evaluation of the loan and lease portfolio, past loss experience, adverse situations that have occurred but are not yet known that may affect the borrower’s ability to repay, the estimated value of underlying collateral, and current economic conditions.

For purposes of determining the allowance for loan losses, the Company has segmented loans in the portfolio by product type. The Company’s loan and lease portfolio includes risk characteristics relevant to each segment such as loan type and guarantees as well as borrower type and geographic location. Loans are segmented into the following portfolio segments: (i) residential mortgages, (ii) commercial and commercial real estate, (iii) lease financing receivables, (iv) home equity lines and (v) consumer and credit card. The Company also further disaggregates these portfolios into classes based on the associated risks within those segments. Residential mortgages are divided into two classes: residential and government insured loans. Commercial and commercial real estate loans are divided into the following two classes: commercial and commercial real estate. Lease financing receivables, home equity lines, and consumer and credit card are not further segmented.

Residential mortgages, lease financing receivables, home equity lines, and consumer and credit card each have distinguishing borrower needs and differing risks associated with each product type. Commercial and commercial real estate loans are further analyzed for the borrower’s ability to repay and the description of underlying collateral. Significant judgment is used to determine the estimation method that fits the credit risk characteristics of each portfolio segment. The Company uses internally developed models in this process. Management must use judgment in establishing input metrics for the modeling processes. The models and assumptions used to determine the allowance are validated and reviewed to ensure that their theoretical foundation, assumptions, data integrity, computational processes, reporting practices, and end-user controls are appropriate and properly documented.

Loans and leases in every portfolio considered to be uncollectible are charged off against the allowance. The amount and timing of charge-offs on loans and leases includes consideration of the loan or lease type, length of delinquency, insufficiency of collateral value, lien priority and the overall financial condition of the borrower. Recoveries on loans and leases previously charged-off are added to the allowance.

Loans in the commercial and commercial real estate portfolio are charged-off when:

•	The loan is risk rated “doubtful” or “loss”.

•

The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 90 days or more; (b) significant improvement in the borrower’s repayment capacity is doubtful; and/or (c) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist.

•	The Company has agreed, in writing, to accept a deficiency note.

Loans in the residential mortgage and home equity portfolios are charged-off when:

•

The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 180 days or more; (b) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist; or (c) notification of the borrower’s bankruptcy is received.

•	In cases where the Company is in a subordinate position to other debt, the senior lien holder has foreclosed and extinguished the junior lien.

Leases in the lease financing receivables portfolio are charged-off when the lease becomes 150 days delinquent.

Credit card receivables are charged-off when the balance becomes 90 days delinquent.

Other consumer loans are evaluated on a case by case basis, and are generally charged-off when the balance becomes 120 days delinquent.

In the Company’s commercial and commercial real estate and certain lease financing receivable portfolios, the loss allowance for all pass-rated loans is determined based upon historical loss experience, current economic conditions, industry and peer performance trends, geographic or borrower concentrations, the current business strategy and credit process, loan underwriting criteria, and other pertinent information.

The foundation for the allowance related to residential mortgages, lease financing receivables, home equity lines, and consumer and credit cards is a review of the applicable portfolios and the performance of those portfolios. The historical performance of each of these portfolios is analyzed by examining the level of charge-offs over a specific period of time. The historical average charge-off level for each portfolio is updated at least quarterly. Management disaggregates delinquent residential portfolios from performing residential portfolios in application of a general reserve amount appropriate based upon the risk inherent in each portfolio.

Reserves are determined for impaired commercial and commercial real estate loans and certain lease financing receivables individually based on management’s evaluation of the borrower’s overall financial condition, resources, and payment record; the prospects for support from any financially responsible guarantors; and the realizable value of any collateral. Reserves are established for these loans based upon an estimate of probable losses for the individual loans deemed to be impaired. This estimate considers all available evidence using one of the methods provided by applicable authoritative guidance. Loans determined to be collateral dependent are measured at the fair value of collateral less disposal costs. Loans for which impaired reserves are provided are excluded from the general reserve calculations described above to prevent duplicate reserves.

Management considers a loan to be impaired for classes within commercial and commercial real estate and certain lease financing receivable portfolios, when based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan or lease contract, including scheduled interest payments. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an impairment reserve or a charge-off to the allowance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

Once a residential mortgage is classified as a troubled debt restructuring (TDR), it is also evaluated individually for impairment. These reserves are established based on an estimate of probable losses. This estimate considers all available evidence, provided by applicable authoritative guidance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

The overall allowance estimate based on the above-described methodology may be further adjusted to reflect relevant economic factors and specific market risk components.

Loan and lease portfolios tied to acquisitions made during the year are incorporated into the Company’s allowance process. If the acquisition has an impact on the level of exposure to a particular loan or lease type, industry or geographic market, this increase in exposure is factored into the allowance determination process.

Based on facts and circumstances available, management believes that the allowance for loan and lease losses is adequate to cover any probable losses in the Company’s loan and lease portfolio. However, future adjustments to the allowance may be necessary, and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used by management in determining the allowance for loan and lease losses.

g) Reserve for Unfunded Lending Commitments—In addition to the allowance for loan and lease losses, the Company also estimates probable losses related to unfunded lending commitments excluding commitments measured at fair value, such as letters of credit and financial guarantees. Unfunded lending commitments are subject to the same assessment as funded loans, except utilization assumptions are considered. The reserve for unfunded lending commitments is included in accounts payable and accrued liabilities on the consolidated balance sheets with changes to the reserve generally made through the provision for loan and lease losses.

h) Asset Quality—Written underwriting standards established by the Senior Credit Committee and management govern the lending activities of the Company. Established loan and lease origination procedures require appropriate documentation including borrower financial data and credit reports. For loans secured by real property, the Company generally requires property appraisals, title insurance or a title opinion, hazard insurance and flood insurance, where appropriate. Loan payment performance is monitored and late charges are assessed on past due accounts. Legal proceedings are instituted, as necessary to minimize loss. Commercial and residential loans of the Company are periodically reviewed through a loan review process. All other loans are also subject to loan review through a periodic sampling process.

The Company uses an asset risk classification system consistent with guidelines established by the Office of the Comptroller of the Currency (OCC) as part of its efforts to monitor asset quality. In connection with examinations of insured institutions, both federal and state examiners also have the authority to identify problem assets and, if appropriate, classify them. There are five credit quality indicators for commercial and commercial real estate loans:

•	Pass—These loans represent an acceptable risk for the Company. The loans may represent loans that are secured with cash through loans that have a decline in earnings.

•

Special mention—These loans represent an increased risk to the Company. The loans exhibit potential credit weaknesses or downward trends. While potentially weak, the loans are currently marginally acceptable, and no loss of principal or interest is expected.

•	Substandard—These loans have one or more weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful—These loans have the weaknesses of substandard loans with the additional characteristic that the weaknesses make collection or liquidation in full questionable and there is a high probability of loss based on existing facts, conditions and values.

•	Loss—These loans are considered uncollectible and of such little value that continued recognition as a loan is not warranted.

There are two credit quality indicators for residential mortgages, lease financing receivables, home equity lines, and consumer and credit card loans:

•	Performing—No significant change in the collection of payments from the borrower.

•	Non-performing—Loans that are 90 days past due or on nonaccrual and are not accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Commercial loans with adverse classifications are reviewed by the Commercial Credit Committee of the Senior Credit Committee on a periodic basis.

The Company reports loans that are less than one month past due as current and loans that are less than 3 months past due as 30-89 days past due. For those loans that are 3 months or more past due, the Company reports these loans as 90 days or greater.

Loans and leases are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual, which is generally when the loan or lease becomes 90 days past due, with the exception of government-insured loans. Accordingly, when a loan or lease is placed on nonaccrual status, previously accrued but unpaid interest is reversed from interest income, and interest income is suspended. Payments received are applied to principal balance of the loan or lease. When a customer demonstrates a period of performance under the terms of the loan or lease, interest accruals are resumed and suspended interest is recognized.

Real estate acquired by the Company as a result of foreclosure or by deed-in-lieu of foreclosure is classified as other real estate owned (OREO) until sold, and is carried at the balance of the loan at the time of foreclosure or at estimated fair value less estimated costs to sell, whichever is less. See Note 12 for additional information.

Under ASC 310-40, Troubled Debt Restructuring by Creditors, the Company is required to account for certain loan modifications or restructurings as troubled debt restructurings. In general, the modification or restructuring of a debt constitutes a TDR if the Company for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that the Company would not otherwise consider under current market conditions. Debt restructurings or loan modifications for a borrower do not necessarily constitute TDRs and TDRs do not necessarily result in nonaccrual loans. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the contract is modified are not considered to be impaired loans in calendar years subsequent to the restructuring.

The Company may modify certain loans to retain customers or to maximize collection of the loan balance. The Company has maintained several programs designed to assist borrowers by extending payment dates or reducing the borrower’s contractual payments. All loan modifications are made on a case by case basis. Loan modifications in which concessions are made to borrowers experiencing financial difficulty and who are unable to obtain similar financing elsewhere are classified as TDRs. Such modifications could involve forgiving a portion of interest or principal on any loans or making loans at a rate that is less than that of market rates. In such case the amount of the forgiveness is charged off.

The initial and ongoing decision regarding accrual status is a separate and distinct process from the TDR analysis and determination. If the borrower has demonstrated performance under the previous terms and shows the capacity to continue to perform under restructured terms, accrual status is maintained provided the restructuring is supported by a current, well-documented credit assessment of the borrower’s financial condition and prospects for repayment under the revised terms. This evaluation includes consideration of the borrower’s sustained historical repayment performance for the six-month period prior to the date of the restructuring. If the borrower was materially delinquent on payments prior to the restructure, but shows potential capacity to meet the restructured terms, the loan would continue to be kept on nonaccrual status until the borrower has demonstrated performance according to the terms of the restructuring agreement for a period generally of at least six months.

Acquired loans that follow ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, are excluded from being classified as nonaccrual when the Company can reasonably estimate cash flows.

i) Equipment under operating leases, net—Equipment under operating leases is carried at amortized cost. Equipment under operating leases is depreciated on a straight-line basis to its estimated residual value over the lease term. The Company reviews equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

j) Mortgage Servicing Rights—MSR are acquired through bulk purchases of MSR or by selling purchased or originated mortgage loans and agency mortgage-backed securities with servicing rights retained. Originated mortgage servicing rights are recognized based on the fair values of the mortgage loans or securities and the related servicing rights at the date of sale using values derived from an internal model. MSR are amortized in proportion to, and over the estimated life of the projected net servicing revenue and are periodically evaluated for impairment. The Company has only one class of MSR.

The Company stratifies its MSR based on the predominant risk characteristics of the underlying financial assets, including product type and interest rate coupon. The effect of changes in market interest rates on estimated rates of loan prepayment is the predominant risk characteristic of the MSR. Impairment is recognized through a valuation allowance for each stratum. The valuation allowance is adjusted to reflect the amount, if any, by which the cost basis of the MSR for a given stratum exceeds its fair value. Any fair value in excess of the cost basis for a given stratum is not recognized. The Company recognizes a direct write-down when the recoverability of the valuation allowance is determined to be unrecoverable. In 2009, the Company revised the MSR strata to reflect the downward shift in interest rates in the composition of the portfolio.

Because quoted market prices from active markets are not readily available, a present value cash flow model is used to estimate the fair value of MSR. The key assumptions used in the MSR valuation model are the anticipated rate of loan prepayments and discount rates. Other assumptions such as costs to service the underlying loans, foreclosure costs, ancillary income, and float rates are also used in determining the value of the MSR. All of the assumptions are based on standards used by market participants in valuing MSR and are reviewed and approved by management on a quarterly basis. In addition, third-party appraisals of fair value are obtained at least quarterly to confirm the reasonableness of values generated by the valuation model.

Loan servicing fee income represents income earned for servicing residential mortgage loans owned by investors. It includes mortgage servicing fees and other ancillary servicing income, net of guaranty fees and subservicing costs paid to third parties. Servicing fees are generally calculated on the outstanding principal balances of the loans serviced and are recorded as income when earned.

k) Premises and Equipment—Computer hardware and software, furniture, equipment, buildings and leasehold improvements are carried at amortized cost. Depreciation is computed using the straight-line method over the estimated useful lives of hardware, software, furniture, equipment and buildings ranging from 3 to 39 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the period the Company expects to occupy the leased space. The Company reviews premises and equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

l) Goodwill and Intangible Assets—Goodwill, core deposit premiums and other intangible assets are included in other assets in the consolidated balance sheets.

Goodwill is not amortized and is evaluated for potential impairment on an annual basis or when events or circumstances indicate a potential impairment, at the reporting unit level. Reporting units are evaluated to determine whether their carrying value exceeds their fair market value. If carrying value exceeds fair market value, goodwill is written down.

The Company may use judgment in assessing goodwill and intangible assets for impairment. Estimates of fair value are based on projections of revenues, operating costs and cash flows of each reporting unit considering historical and anticipated future results, general economic and market conditions as well as the impact of planned business or operational strategies. The valuations employ a combination of present value techniques to measure fair value and consideration of market factors. Additionally, judgment is used in determining the useful lives of finite-lived intangible assets. Changes in judgments and projections could result in a significantly different estimate of the fair value of the reporting units and could result in an impairment of goodwill.

Core deposit premiums are amortized over the estimated life of the acquired deposits using the straight-line method. Core deposit premiums are evaluated for impairment annually or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Other identifiable intangible assets were recognized through business combinations. These intangible assets are amortized over their estimated life. No residual value was assigned to any of these intangible assets.

m) Servicing Advances—In the ordinary course of servicing residential and other mortgage loans, the Company routinely advances principal and interest payments to investors prior to their collection from mortgagors. The Company also advances payments of property taxes and insurance premiums in the event mortgagors have not funded their escrow accounts sufficiently. The Company establishes an allowance on advances based on an analysis of the underlying loans. The allowance reflects an amount which, in management’s judgment, is adequate to provide for probable losses after giving consideration to the composition of the underlying loans, current economic conditions, past loss experience, evaluation of probable losses in the current servicing portfolio, and such other factors that warrant current recognition in estimating losses.

n) Foreclosure Claims Receivable—Foreclosure claims receivable represent foreclosure-related expenses and claims receivable primarily related to foreclosures of government-insured or guaranteed loans. These receivables are reviewed periodically for impairment. A valuation allowance is established based on average historical losses per claim and adjusted for the probability of foreclosure depending on the status of the foreclosure process. The receivable is presented net of the related valuation allowance.

o) Other Real Estate Owned—OREO consists of property that has been acquired by foreclosure or by deed in lieu of foreclosure. The properties are carried at the lower of cost or fair value (less estimated costs to sell). Costs relating to the development and improvement of property are capitalized, to the extent the balance does not exceed fair value (less cost to sell), whereas those relating to maintaining the property are charged to expense. Subsequent declines in value are based on valuations and are separately reserved until the property is sold.

p) Deposits—Deposits with customers include noninterest-bearing and interest-bearing demand deposits, savings and money market accounts, and time deposits. The Company offers deposits denominated in U.S. dollars as well as various foreign currencies. Foreign-currency denominated deposits are recorded at the spot rate, with any foreign currency gain or loss recognized as an adjustment to the carrying value. To manage the risk that may occur from fluctuations in world currency markets, the Company enters into short-term forward foreign exchange contracts.

The Company also offers certain time deposits that allow customers to receive payments at maturity based on increases in various equity, metal, commodity and foreign currency indices. This potential payment to the customer qualifies as an embedded derivative. Changes in fair value of the options are recognized in other noninterest income. The Company purchases options as an economic hedge for these embedded options. See Note 24 for additional information.

q) Other Borrowings—The Company records Federal Home Loan Bank (FHLB) advances and securities sold under repurchase agreements at their principal amount. Interest expense is recognized based on the coupon rate of the obligations. Premiums associated with acquired FHLB advances and securities sold under repurchase agreements are amortized over the expected term of the borrowing. Amortization of purchase premiums are recognized in interest expense using the effective interest method.

r) Trust Preferred Securities—The Company issues trust preferred securities through unconsolidated trusts as a form of additional funding. These securities are recorded at the principal amount, with interest expense recognized at the coupon rate.

s) Income Taxes—The Company and its subsidiaries file federal and certain state income tax returns on a consolidated basis. Additionally, the Company’s subsidiaries file separate state income tax returns with various state jurisdictions. The provision for income taxes includes the income tax balances of the Company and all of its subsidiaries.

Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets and liabilities are adjusted for the effects of changes in tax rates in the period of change. The Company establishes a valuation allowance when management believes, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized.

The Company recognizes and measures income tax benefits based upon a two-step model: 1) a tax position must be more likely than not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more likely than not to be sustained upon settlement. The difference between the benefit recognized for a position in this model and the tax benefit claimed on a tax return is recognized as an unrecognized tax benefit. The Company recognizes income tax related interest and penalties in general and administrative expense.

t) Segment Information—ASC 280, Segment Reporting, requires the reporting of information about a company’s operating segments using a management approach. This requires that reportable segments be identified based upon those revenue-producing components for which separate financial information is produced internally and which are subject to evaluation by the chief operating decision maker in deciding how to allocate resources to segments. The Company reports the results of its operations through three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. See Note 31 for additional information on the Company’s segments.

u) Earnings Per Common Share (EPS)—In calculating basic and diluted EPS, the Company uses the Two-Class Method, which is an earnings allocation formula under which EPS is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to participating securities and common shares based on their respective rights to receive dividends. Basic EPS is computed by dividing net income allocated to common shareholders by the weighted-average common shares outstanding. Diluted earnings per common share is computed by dividing income allocated to common shareholders by the weighted-average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, nonvested stock, and the dilution resulting from the conversion of convertible preferred stock, if applicable.

v) Derivative Instruments—The Company uses derivative financial instruments to manage exposure to interest rate risk, foreign currency risk and changes in the fair value of loans held for sale. Derivative transactions are measured in terms of the notional amount, but this amount is not reflected in the consolidated balance sheets nor, when viewed in isolation, is it a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined. Derivative instruments used for risk management purposes include those classified as fair value or cash flow hedging instruments under ASC 815, Derivatives and Hedging, as well as those classified as freestanding derivatives.

The Company also offers various deposit products to its customers, including commodity, equity, metals and foreign exchange contracts, and typically offsets its exposure from such products by entering into financial contracts. The customer accommodations and any offsetting financial contracts are treated as freestanding derivatives. Other freestanding derivatives are used to manage the overall changes in price on loans held for sale or trading investments and include interest rate swaps, forward sales commitments and option contracts.

The Company’s derivative activities are monitored by its Asset Liability Committee, which oversees all asset and liability management and secondary marketing activities. The Company’s hedging strategies are developed through analysis of data from financial models and other internal and industry sources. The Company incorporates the results of hedging strategies into its overall interest rate and asset/liability risk management.

Cash Flow Hedges—As part of its asset and liability management activities, the Company enters into forward interest rate swaps as a cash flow hedge for forecasted transactions that create variable cash flows. The Company uses pay fixed, receive variable interest rate swaps to synthetically convert these instruments to fixed rate and manage this exposure.

The fair values of these derivatives are reported in other assets or accounts payable and accrued liabilities and the effective portion of the derivative’s gain or loss is recorded in AOCI. Any hedge ineffectiveness is reported in interest expense. Payments and proceeds related to the settlement of these derivatives are included in the operating activities section of the consolidated statements of cash flows. All gains or losses on these derivatives are included in the assessment of hedge effectiveness. Upon settlement of the forecasted transaction, amounts reported in AOCI are subsequently reclassified to interest income or expense in the same line item and during the same period in which the hedged item affects earnings.

Freestanding Derivatives:

Interest Rate Lock Commitments (IRLCs)—In the ordinary course of business, the Company enters into commitments to originate residential mortgage loans at interest rates that are determined prior to funding. IRLCs for loans that the Company intends to sell are considered freestanding derivatives and are recorded at fair value at inception.

Changes in value subsequent to inception are based on changes in the fair value of the underlying loan and changes in the probability that the loan will fund within the terms of the commitment, affected primarily by changes in interest rates and the passage of time. The aggregate fair value of IRLCs on the balance sheet is recorded in other assets or accounts payable and accrued liabilities. The interest exposure on the Company’s IRLCs is economically hedged with forward sales commitments and options, and their fair value is recorded in other assets or accounts payable and accrued liabilities. Changes in the fair value of the IRLCs and related forward sales commitments are recognized as gain on sale of loans in the consolidated statements of income.

Forward Sales Commitments (FSA)—The Company uses FSA and optional forward sales commitments (OFSA) to manage its exposure to interest rate risk related to changes in the fair value of loans held for sale. The fair values of the FSA and OFSA are recorded in other assets and accounts payable and accrued liabilities. Changes in the fair value of these derivatives are reported as gain on sale of loans in the consolidated statements of income.

Foreign Exchange Contracts—Foreign exchange contracts are commitments to buy or sell a foreign currency at a certain price on a future date and may be settled in cash or through delivery. The Company enters into these contracts as an economic hedge against changes in the fair value of foreign currency denominated deposits.

Options and Options Embedded in Customer Deposits—The Company purchases options tied to increases in various equity, foreign currency, commodity or metals indices for a specified term, generally three to five years, as an economic hedge for options embedded in deposit offerings to customers. These options and the related options embedded in customer deposits are recorded as freestanding derivatives in other assets, deposits or accounts payable and accrued liabilities. The derivatives are carried at fair value, with changes in fair value recognized in other noninterest income.

Interest Rate Swaps—From time to time the Company enters into interest rate swaps to economically hedge commercial real estate loans held for sale and trading securities. The derivatives are carried at fair value, with changes in fair value recognized as gain on sale of loans and other noninterest income, respectively.

Indemnification asset—An indemnification asset representing the fair value of the shares expected to be released to the Company from escrow was recorded as a result of the TCFG acquisition. Changes in the Company’s stock or changes resulting from either increases or decreases in expected cash flows impact the fair value of the asset and current period earnings.

Recourse Commitment Asset—A recourse commitment asset was recorded in connection with the purchase of a pool of loans. The asset represents the fair value of the amount the Company expects the seller to repay under the recourse provision. Any changes in the asset will be recorded in noninterest expense.

w) Fair Value Measurements—Assets and liabilities measured at fair value have been categorized based upon the fair value hierarchy described below:

•	Level 1—Valuation is based upon quoted market prices for identical instruments traded in active markets.

•

Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, these estimates do not reflect any premium or discount that could result from offering for sale the Company’s entire holdings of a particular financial instrument at one time. Finally, the tax ramifications related to the realization of any unrealized gains and losses could have a significant effect on fair value estimates and are not considered in any of the internal valuations.

Fair value estimates are determined for existing financial instruments, including derivative instruments, without attempting to estimate the value of anticipated future business and the value of certain assets and liabilities that were not considered financial instruments. Significant assets that are not considered financial instruments include MSR, premises and equipment, and goodwill and intangible assets.

For assets or liabilities in inactive markets, transaction or quoted prices may require adjustment to reflect uncertainty as to whether or not the underlying transactions are orderly. Management recognizes that significant events that impact fair value may occur after the measurement date. The Company’s policy is to monitor these events and determine whether adjustments to fair value are required.

The estimated fair values of all of the Company’s derivative financial instruments are reported in Note 25. Counterparty risk for derivative contracts and its impact on the determination of fair value are discussed in Note 24.

x) Variable Interest Entities—The Company is required to evaluate whether to consolidate a variable interest entity (VIE) when it first becomes involved and on an ongoing basis. In almost all cases, a qualitative analysis of its involvement in the entity provides sufficient evidence to determine whether the Company is the primary beneficiary.

The Company consolidates VIEs in which it is the primary beneficiary and holds a controlling financial interest. This is evidenced by the power to direct the activities of a VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from the VIE that could be potentially significant to the VIE. The Company takes into the account all of its involvement in a VIE identifying implicit or explicit variable interests that individually or in the aggregate could be significant enough to warrant the designation as the primary beneficiary. This would require the Company to consolidate the VIE or otherwise require the Company to make appropriate disclosures. See Note 27 for additional information.

y) Acquisition Activities—Acquisitions are accounted for under the purchase method of accounting. Purchased assets and assumed liabilities are recorded at fair value at their respective acquisition dates, including identifiable intangible assets. If the fair value of net assets purchased exceeds the fair value of consideration paid, a bargain purchase gain is recognized. If the consideration given exceeds the fair value of the net assets received, goodwill is recognized. Fair values are subject to refinement for up to one year after the closing date of an acquisition as information relative to closing date fair values becomes available.

Purchased loans and leases acquired in a business combination are recorded at estimated fair value on their purchase date which prohibit the carryover of the related allowance for loan and lease losses. When the loans and leases have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments, the difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. The Company must estimate expected cash flows at each reporting date. Subsequent decreases in expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in expected cash flows result in a reversal of the provision for loan and lease losses to the extent of prior charges and an adjustment to accretable yield which could have a positive impact on future periods’ interest income.

All identifiable intangible assets that are acquired in a business combination are recognized at fair value on the acquisition date. Identifiable intangible assets are recognized separately if they arise from contractual or other legal rights or if they are separable (i.e., capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Deposit liabilities and the related depositor relationship intangible assets may be exchanged in observable exchange transactions. As a result, the depositor relationship intangible asset is considered identifiable, because the separability criterion has been met.

Indemnification assets are recognized when the seller contractually indemnifies, in whole or in part, the buyer for a particular uncertainty. The recognition and measurement of an indemnification asset is based on the related indemnified item. That is, the acquirer should recognize an indemnification asset at the same time that it recognizes the indemnified item, measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount. If the indemnification asset meets the definition of a derivative, changes in the fair value are recognized in earnings.

Under the Federal Deposit Insurance Corporation (FDIC) loss sharing agreements, EB may be required to rebate a portion of the cash received from the FDIC at acquisition in the event that losses do not reach a specified threshold, based on the initial discount received less cumulative servicing amounts for the covered assets acquired. This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event that certain contingencies are met. Contingent consideration is measured each reporting period at fair value through other noninterest expense until the contingency is resolved.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

Disclosures about the Fair Value of Financial Instruments—In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 requires additional disclosures about fair value measurements including transfers in and out of Levels 1 and 2 and a higher level of disaggregation for the different types of financial instruments. For the reconciliation of Level 3 fair value measurements, information about purchases, sales, issuances and settlements are presented separately. This standard is effective for interim and annual reporting periods beginning after December 15, 2009, with the exception of revised Level 3 disclosure requirements which are effective for interim and annual reporting periods beginning after December 15, 2010. Comparative disclosures are not required in the year of adoption. The Company adopted the provisions of the standard on January 1, 2010, which resulted in additional disclosures to the consolidated financial statements. The remaining disclosure item noted above was adopted on January 1, 2011, which resulted in additional disclosure information about purchases, sales, issuances, and settlements in the consolidated financial statements.

Credit Risk Exposure for Financing Receivables—In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. ASU 2010-20 requires additional information about credit risk exposure for financing receivables and the related allowance for loan losses including an allowance rollforward on a portfolio segment basis, the recorded investment in financing receivables on a portfolio segment basis, the nonaccrual status of financing receivables by class, impaired financing receivables by class, aging of past due receivables by class, credit quality indicators by class, troubled debt restructurings information by class, and significant purchases and sales of financing receivables. ASU 2010-20 defines recorded investment as the amount of the investment in a loan, which is not net of a valuation allowance, but which does reflect any direct write-down of the investment. Additionally, ASU 2010-20 defines portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for loan losses. Classes of financing receivables generally are a disaggregation of portfolio segments. The required disclosures as of the end of the reporting period were effective for public companies for interim and annual reporting periods ending on or after December 15, 2010 and the activity disclosures are required for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU 2011-01 Deferral of the Effective Date of Disclosures about Troubled Debt Restructuring in Update 2010-20. ASU 2011-01 delays the disclosures related to troubled debt restructuring until interim and annual periods ending after June 30, 2011. Adoption of the current requirements of this standard resulted in additional disclosures included in Note 9.

Business Combinations—In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations, a consensus of the FASB Emerging Issues Task Force. ASU 2010-29 clarifies that if comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. The guidance is effective for acquisitions after January 1, 2011 and did not have a significant impact in the consolidated financial statements.

Troubled Debt Restructuring—In March 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. ASU 2011-02 requires that in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist (i) the restructuring constitutes a concession and (ii) the debtor is experiencing financial difficulties. Disclosure should include the total amount of the receivable and the allowance for credit losses as of the end of the period of adoption. The Company has adopted this standard effective for the three months ended March 31, 2011 and applied it retroactively to January 1, 2011. The recorded investment in receivables for which the allowance for loan and lease losses was previously measured under a general allowance for loan and lease methodology and are now impaired under Section 310-10-35 was $23,663, and the allowance for loan and lease losses associated with those receivables, on the basis of a current evaluation of loss, was $2,819. The additional TDR disclosures required under ASU 2010-20 are included in the Company’s consolidated financial statements in Note 9.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements—In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820)—Fair Value Measurement, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 is effective for the first quarter of 2012 and should be applied prospectively. Adoption of this standard will include additional disclosures but is not expected to have any impact on the Company’s consolidated financial statements or results of operations.

Presentation of Comprehensive Income—In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220)—Presentation of Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. ASU 2011-05 is effective for the first quarter of 2012 and should be applied retrospectively. Adoption of this standard will not have any impact on the Company consolidated financial statements or results of operations. In December 2011, the FASB issued ASU 2011-12,Comprehensive Income (Topic 220)- Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, to allow Board time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Adoption of this ASU will not have any impact on the Company’s consolidated financial statements or results of operations since it reinstates the presentation requirements before ASU 2011-05 was issued.

Intangibles—Goodwill & Other—In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment, which affect all entities that have goodwill reported in their financial statements. The amendments in ASU 2011-08 permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If, after assessing the totality of events or circumstances, an entity determines that it is more likely than not that the fair value of a reporting unit is more than its carrying amount, then performing the two-step impairment test is not required. Under the amendments in this update, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit’s fair value from a prior year as previously permitted under ASC Topic 350. This guidance will become effective for interim and annual goodwill impairment tests performed after December 31, 2011. Early adoption is permitted. Adoption of this standard is not expected to have any impact on the Company’s consolidated financial statements or results of operations.

Balance Sheet Offsetting—In December 2011, the FASB issued 2011-11, Balance Sheet (210)—Disclosures about Offsetting Assets and Liabilities, which will enhance disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The guidance will require that entities disclose the gross and net information about both instruments that are offset in the balance sheet or are subject to a master netting arrangement. The guidance will become effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the pending adoption of ASU 2011-11 on its consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

4. Discontinued Operations

In July 2009, PMC was dissolved, and cash of $9,285 and $8,921 was distributed to EB and priceline.com Incorporated, respectively. No gain or loss was recorded upon dissolution.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment

11. Premises and Equipment

Premises and equipment at December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer hardware and software	$70,296	$65,151
Furniture	9,104	8,111
Leasehold improvements	7,852	7,567
Equipment	6,446	5,546
Building	1,250	—

	94,948	86,375
Less accumulated depreciation and amortization	(51,210)	(42,323)

	$43,738	$44,052

Depreciation and amortization expense for premises and equipment was $11,909, $10,100 and $8,508 for the years ended December 31, 2011, 2010 and 2009, respectively. Depreciation expense and accumulated depreciation for equipment under operating leases was $11,030 and $12,627 for the year ended December 31, 2011, respectively.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets

12. Other Assets

Other assets at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Margin receivable	$170,656	$31,580
Servicing advances, net of allowance of $17,082 and $2,127, respectively	94,229	111,262
Accrued interest receivable	78,167	53,021
Foreclosure claims receivable, net of allowance of $2,537 and $3,091, respectively	69,572	99,991
Other real estate owned, net of valuation allowance of $15,031 and $10,408, respectively	62,120	56,616
Fair value of derivatives	47,693	98,509
Corporate advances	44,120	52,912
Prepaid assets	12,463	34,711
Goodwill	10,238	10,238
Intangible assets, net	7,404	8,621
Indemnification asset	—	8,680
Other	50,134	55,280

	$646,796	$621,421

A summary of other real estate owned activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$56,616	$24,087	$18,010
Additions	65,230	80,801	32,713
Provision on OREO	(14,471)	(16,034)	(3,204)
Sales	(45,255)	(32,238)	(23,432)

Balance, end of year	$62,120	$56,616	$24,087

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets

13. Goodwill and Intangible Assets

Goodwill is not amortized but is evaluated for impairment annually. The change in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
Balance, beginning of year	$10,238	$239
Additions	—	9,999

Balance, end of year	$10,238	$10,238

Intangible Assets—In recording the acquisitions of TCFG and Bank of Florida, value was assigned to certain identifiable intangible assets. No residual value was assigned to any of the intangible assets identified. The fair values assigned to finite-lived intangible assets at the date of acquisition are as follows:

	Fair Value at Acquisition Date	Weighted- Average Amortization Period (Years)
TCFG:
Technology platform	$4,137	6
Customer relationships	2,613	10
Operating lease intangible	(491)	1.5

	$6,259

Bank of Florida:
Core deposit premium	$3,200	7

	$3,200

Components of the finite-lived intangible assets and liabilities had the following carrying amounts and accumulated amortization at December 31, 2011 and 2010:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
2011
Technology platform	$4,137	$(1,322)	$2,815
Core deposit premium	3,200	(724)	2,476
Customer relationships	2,613	(500)	2,113
Operating lease intangible	(491)	491	—

	$9,459	$(2,055)	$7,404

2010
Technology platform	$4,137	$(632)	$3,505
Core deposit premium	3,200	(267)	2,933
Customer relationships	2,613	(239)	2,374
Operating lease intangible	(491)	300	(191)

	$9,459	$(838)	$8,621

Amortization expense related to intangible assets was $1,217, $838 and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Future estimated amortization expense for intangible assets is as follows:

2012	$1,408
2013	1,408
2014	1,408
2015	1,408
2016	776
Thereafter	996

$7,404

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

14. Deposits

Deposits as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Noninterest-bearing demand	$1,234,615	$1,136,619
Interest-bearing demand	2,124,306	2,003,314
Market-based money market accounts	455,204	379,207
Savings and money market accounts, excluding market-based	3,759,045	3,457,351
Market-based time	901,053	854,388
Time, excluding market-based	1,791,540	1,852,175

	$10,265,763	$9,683,054

Deposits are reported net of unamortized yield adjustments of $1,442 and $1,698 and unamortized options related to index-linked time deposits of $11,616 and $10,587 at December 31, 2011 and 2010, respectively.

Scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$1,852,747
2013	213,163
2014	91,679
2015	280,306
2016	208,579
2017	34,806
2018	—
2019	24,371

$2,705,651

Scheduled maturities are reported at the contractual deposit amount, gross of unamortized yield adjustments and unamortized options related to index-linked time deposits.

Index-linked Time Deposits

MarketSafe® Certificates of Deposit (CDs)—EB’s deposit products include MarketSafe® CDs with returns that are based upon a variety of reference indices, including equity, commodities, foreign currency and precious metals. These index-linked time deposits totaled $206,899 and $154,322 at December 31, 2011 and 2010, respectively. The general characteristics of all MarketSafe® CDs include the following:

•

On the maturity date of each CD, a depositor will receive an amount equal to 100% of the original principal deposit (except upon an early withdrawal as described below) plus a supplemental payment based upon the performance of the underlying indices at specific points in time (the amount of the supplemental payment will never be a negative amount).

•	Each CD has a participation factor, which is a percentage of the upside index performance and which determines the return to the depositor on the maturity date.

•

Early withdrawals are not subject to principal protection or a guaranteed minimum annual percentage yield (APY), if any. EverBank will allow an early withdrawal only upon the death or adjudication of incompetence of the depositor, and penalties may apply.

•	Deposits are FDIC insured.

•	Terms have, in the past, ranged from three to eight years.

Equity Based CDs—EB issued two types of MarketSafe® CDs with equity-based indices. The indices included the S&P 500 Index and the Japanese REIT Index. The S&P 500 CD product was first issued in 2005 and all such CDs matured by August 23, 2010. The reference index for the Japanese REIT CD is the Tokyo Stock Exchange REIT Index. This index is a capitalization-weighted index of all Real Estate Investment Trusts listed on the Tokyo Stock Exchange. The index was first published in March of 2003. The Japanese REIT CD product was first issued April 24, 2007 and all such CDs matured by August 11, 2011.

Commodity Based CDs—EB issued two commodity-based CDs, the Resource CD and the Diversified Commodity CD. The Resource CD is based on the Dow Jones—AIG Commodity Index. This index is comprised of futures contracts for 19 physical commodities traded on the U.S. futures exchanges and the London Metals exchanges. The Resource CD was first issued July 25, 2006. The last such CD matured on January 28, 2010. The Diversified Commodity Reference Index is composed of ten equally weighted commodities (WTI Crude Oil, Gold, Silver, Platinum, Soybeans, Corn, Sugar, Copper, Nickel and Lean Hogs) and tied to spot pricing. Diversified Commodity CDs have a 100% participation factor, with a maximum market upside payment subject to a 10% cap of the individual commodities. The Diversified Commodities CD product was first issued March 29, 2011 and all such CDs mature by June 21, 2016.

Foreign Currency Based CDs—EB issued two foreign currency based CDs, the BRIC CD and Currency Returns CD. The BRIC reference index is comprised of four equally weighted currencies: Brazilian real, Russian ruble, Indian rupee, and Chinese renminbi. It was first issued on August 25, 2009 and all such CDs mature by December 13, 2012. The Currency Returns CD reference index is the Deutsche Bank Currency Returns (DBCR) Index. The DBCR Index seeks to replicate three strategies (carry, momentum, and valuation) that are employed in the foreign currency market and combines them all into a single equally weighted index. The Currency Returns CD was first issued on September 28, 2010 and all such CDs mature by November 14, 2014.

Metals Based CDs—EB issued four metals-based CDs: Gold Bullion, Silver Bullion, Diversified Metals and Timeless Metals CDs. The Gold and Silver Bullions are tied to spot pricing. The Gold Bullion CDs were first issued on October 25, 2005 and all such CDs mature by June 17, 2015. The Silver Bullion CDs were first issued on August 28, 2007 and all such CDs mature by June 16, 2016. The Diversified Metals Reference Index is composed of three equally weighted precious metal commodities (gold, silver, and platinum) and tied to spot pricing. Diversified Metal CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Diversified Metals CDs were first issued on May 25, 2010 and all such CDs mature by August 17, 2015. Timeless Metals Reference Index is composed of five equally weighted precious commodities (copper, nickel, silver, platinum, and gold) and tied to spot pricing. Timeless Metals CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. Timeless Metals CDs were first issued on June 21, 2011 and all such CDs mature by August 30, 2016.

Deposits Denominated in Foreign Currency

A summary of foreign currency denominated deposits at December 31, 2011 and 2010 is as follows:

	2011	2010
Noninterest-bearing demand	$333	$953
Money market accounts	397,941	334,342
Time	694,154	700,066

	$1,092,428	$1,035,361

A summary of foreign currency denominated deposits by currency at December 31, 2011 and 2010 is as follows:

	2011	2010
Australian Dollar	$257,792	$236,074
Chinese Renminbi	119,852	99,382
Canadian Dollar	117,989	108,478
Norwegian Krone	115,368	104,029
Brazilian Real	98,544	99,600
Swiss Franc	94,077	88,286
Euro	62,883	89,631
New Zealand Dollar	59,185	65,782
Singapore Dollar	57,607	32,488
South African Rand	25,835	31,190
Other	83,296	80,421

	$1,092,428	$1,035,361

Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings

15. Other Borrowings

Other borrowings at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively	$1,237,485	$866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively	20,394	20,714
Notes payable	—	20

	$1,257,879	$887,389

The securities sold under agreements to repurchase mature in 2013.

Interest expense on FHLB advances for the years ended December 31, 2011, 2010 and 2009 was $31,912, $35,959 and $46,793, respectively.

Advances from the FHLB at December 31, 2011 and 2010 are as follows:

	2011	2010
Fixed-rate advances with a weighted-average interest rate of 2.45% and 3.63%, respectively	$846,786	$720,168
Convertible advances with a weighted-average fixed interest rate of 4.42% and 4.42%, respectively	44,000	44,000
Overnight advances with a weighted-average floating interest rate of 0.36% and 0.47%, respectively	345,500	100,000

	$1,236,286	$864,168

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

Contractual maturity dates for FHLB advances at December 31, 2011 are as follows:

2012	$692,428
2013	252,858
2014	100,000
2015	81,000
2016	80,000
2017	25,000
2018	—
2019	5,000

$1,236,286

At December 31, 2011 and 2010, the Company had an agreement with the Federal Home Loan Bank of Atlanta to borrow up to 40% of the Bank’s assets, subject to the lendable value of the assets pledged under the facility. The agreement requires a blanket floating lien on any of four loan categories: 1-4 family first mortgage loans, multifamily (5+ units) mortgage loans, home equity lines of credit and second mortgage loans, and commercial real estate loans. As of December 31, 2011, all four loan categories were pledged to secure FHLB advances in a blanket floating lien. As of December 31, 2010, only 1-4 family first mortgage loans were pledged to secure FHLB advances in a blanket floating lien. In addition, the Company also pledges certain investment securities from time to time to secure FHLB advances.

At December 31, 2011, the carrying amounts of loans and investment securities pledged to secure FHLB advances were $8,468,850 and $231,056, respectively. At December 31, 2010, the carrying amount of loans and investment securities pledged to secure FHLB advances were $5,360,259 and $144,192, respectively. The lendable value of assets pledged was $2,071,704 and $1,116,322 as of December 31, 2011 and 2010, respectively. Based on the lendable value of assets pledged, the Company was eligible to borrow an additional $832,593 and $252,154 at December 31, 2011 and 2010, respectively. The Company was in compliance with all financial covenants as of December 31, 2011.

In February 2010, immediately following its acquisition of TCFG, the Company early extinguished $324,397 of the debt it assumed through the TCFG acquisition. The consideration paid for the early extinguishment totaled $344,116, including $12,079 for hedge termination. The Company recorded a loss on the early extinguishment of $7,640 in general and administrative expense in the consolidated statements of income. The loss represented the difference between the debt’s carrying value after purchase accounting and its reacquisition price. The source of funds utilized for this transaction was available cash and short term borrowings.

In June 2010, the Company early extinguished an additional $30,985 in debt it assumed through the TCFG acquisition. The consideration paid for the early extinguishment was $33,603. The Company recorded a loss on early extinguishment of $2,618 in general and administrative expense in the consolidated statements of income. The loss represented the difference between the debt’s carrying value after purchase accounting and its reacquisition price. The source of funds utilized for this transaction was available cash and short term borrowings.

In June 2010, immediately following the Bank of Florida acquisition, the Company early extinguished $72,621 of FHLB advances. The consideration paid for the early extinguishment was $72,705. The Company recorded a loss on early extinguishment of $84 in general and administrative expense in the consolidated statements of income.

Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Trust Preferred Securities

16. Trust Preferred Securities

As of December 31, 2011, the Company sponsored, and wholly-owned 100 percent of the common equity of eight unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third-party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in junior subordinated debt securities of the Company (the “Debentures”). The Debentures held by the trusts, which totaled $103,750 and $113,750 at December 31, 2011 and 2010, respectively, are the sole assets of each trust.

The Company’s obligations under the Debentures and related documents, taken together, constitute a full and unconditional guarantee by the Company of the obligations of the trusts. The guarantee covers the distributions and payments on liquidation or redemption of the Trust Preferred Securities, but only to the extent of funds held by the trusts. The Company has the right to redeem the Debentures in whole or in part, on or after specific dates, at a redemption price specified in the indentures plus any accrued but unpaid interest to the redemption date.

In January 2011, the Company purchased $10,000 of its own trust preferred securities due in September 2037 at a discount, resulting in a gain on extinguishment of debt of $4,400 which is included in other noninterest income in the consolidated statements of income. As a result of the extinguishment, the forecasted transactions related to the interest payments associated with this debt were no longer expected to occur, and the fair value of the cash flow hedge of $293 at the date of extinguishment was reclassified from AOCI to other noninterest income.

In May 2010, the Company purchased $4,250 and $5,000 of its own trust preferred securities due in December 2036 and September 2037, respectively, resulting in a gain on extinguishment of debt of $5,735, which is included in other noninterest income in the consolidated statements of income.

Total interest expense on trust preferred securities for the years ended December 31, 2011, 2010 and 2009 is $6,641, $7,769 and $8,676, respectively.

The terms of the outstanding trust preferred securities at December 31, 2011 and 2010 are summarized as follows:

Maturity	Dividend Rate	2011	2010
July 2031	10.25% fixed	$15,000	$15,000
July 2031	Three-month LIBOR, plus 3.58% (4.01% and 3.87%, respectively)	15,000	15,000
January 2035	Three-month LIBOR, plus 1.99% (2.39% and 2.28%, respectively)	10,000	10,000
August 2035	Fixed at 6.40% to August 2015 (thereafter, three-month LIBOR, plus 1.80)%	10,000	10,000
November 2035	Fixed at 6.08% to November 2015 (thereafter, three-month LIBOR, plus 1.49)%	10,000	10,000
December 2036	Fixed at 6.74% to December 2016 (thereafter, three-month LIBOR, plus 1.74)%	15,750	15,750
June 2037	Fixed at 6.63% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	15,000	15,000
September 2037	Fixed at 7.38% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	13,000	13,000
September 2037	Fixed at 7.34% to September 2012 (thereafter, three-month LIBOR, plus 1.75)%	—	10,000

		$103,750	$113,750

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)

18. Accumulated Other Comprehensive Income (Loss)

AOCI for years ended December 31, 2011, 2010 and 2009 consists of the following:

	2011	2010	2009
Unrealized holding gains (losses) on debt securities:
Balance, beginning of year	$19,712	$29,497	$11,500
Reclassification of unrealized gains to earnings	(15,892)	(21,975)	(3,869)
Unrealized gains (losses) due to changes in fair value	(40,711)	4,660	33,697
OTTI loss (noncredit portion), net of accretion	(502)	1,159	(1,661)
Tax effect	21,196	6,371	(10,170)

Balance, end of year	(16,197)	19,712	29,497

Fair market value of interest rate swaps:
Balance, beginning of year	(14,493)	(1,483)	(8,364)
Net unrealized gains (losses) due to changes in fair value	(110,755)	(20,491)	11,104
Tax effect	42,095	7,481	(4,223)

Balance, end of year	(83,153)	(14,493)	(1,483)

Net loss on settlement of forward swaps:
Balance, beginning of year	(10,275)	(7,951)	(2,358)
Losses associated with current period transactions	(4,816)	(9,015)	(12,854)
Reclassification of unrealized net losses to earnings	7,515	5,388	4,079
Tax effect	(823)	1,303	3,182

Balance, end of year	(8,399)	(10,275)	(7,951)

Total accumulated other comprehensive (loss) income	$(107,749)	$(5,056)	$20,063

General and Administrative Expense	12 Months Ended
Dec. 31, 2011
General and Administrative Expense

19. General and Administrative Expense

Components of general and administrative expenses for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Professional fees	$63,867	$28,353	$13,362
Other credit-related expense	47,544	75,715	12,484
Foreclosure and OREO expense	35,306	21,617	21,661
FDIC premium assessment and other agency fees	29,032	14,899	15,286
Advertising and marketing expense	17,667	18,598	8,978
Loan origination expense	9,183	7,431	8,793
Portfolio expense	8,889	9,346	5,105
Write-down of indemnification asset	8,680	22,023	—
Loss on early extinguishment of debt	—	10,341	—
Other	31,349	30,545	24,913

	$251,517	$238,868	$110,582

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan

21. Employee Benefit Plan

The Company sponsors a defined contribution plan, adopted under Internal Revenue Code 401(k) (the Plan), covering substantially all full-time employees meeting certain eligibility requirements. Employees may contribute between 1% and 18% of their pretax compensation to the Plan. The Company matches up to 4% of an employee’s eligible compensation contributed as an elective deferral. The Company recognized expense of $4,689, $3,613 and $2,760 during the years ended December 31, 2011, 2010 and 2009, respectively.

In addition, the Company may make profit-sharing contributions to the Plan at the discretion of the Board of Directors. During the years ended December 31, 2011, 2010 and 2009, the Company recognized expense related to the Plan of $5,502, $4,600 and $3,483, respectively.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

22. Share-Based Compensation

The Company issues share-based compensation awards under the EverBank Financial Corp Equity Incentive Plan. These awards include stock options and nonvested stock. All awards granted are approved by the Compensation Committee of the Board of Directors. Shares repurchased are cancelled and are not reissued. New common shares are issued from authorized and available shares. At December 31, 2011, a total of 3,574,468 shares were available for future grants. The Company’s compensation expense and its related income tax benefit are as follows:

	2011	2010	2009
Share-based compensation expense	$3,732	$4,293	$5,799
Income tax benefit	1,318	1,599	2,287

Option Plans—The Company issues stock options under the EverBank Financial Corp Equity Incentive Plan. These options allow certain employees of the Company and other subsidiaries to purchase shares of common stock as an incentive for continued performance.

The fair value of options as determined by the Black-Scholes option-pricing model is recognized as compensation expense on a straight-line basis over the vesting period. In determining compensation expense, the Company evaluates annual forfeiture rates for stock options based on historical experience.

Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options were as follows:

	2011	2010	2009
Risk-free interest rate	2.67% - 3.33%	2.15% - 3.62%	1.90% - 2.48%
Expected volatility	25.34% - 25.99%	25.84% - 32.16%	32.16%
Weighted-average expected volatility	25.66%	27.25%	32.16%
Expected term (years)	8.80	8.60 - 8.80	8.60
Dividend yield	—%	—%	—%

The risk-free interest rate is based on the U.S. Treasury constant maturity yield for treasury securities with maturities approximating the expected life of the options granted on the date of grant. The expected option terms were based on the Company’s historical exercise and post-vesting termination behaviors. The Company analyzes a group of publicly-traded peer institutions to determine the expected volatility of its stock. The peer group is assessed for adequacy annually, or as circumstances indicate significant changes to the composition of the peer group are warranted.

Options vest over various periods, generally one to five years, and terms range from five to 10 years. Based on historical experience and the characteristics of the grantee, the Company uses estimated forfeiture rates that range from 0% to 36% over the term of the options. Amounts included in compensation expense reflect the fair value of the underlying options as of the grant date multiplied by the number of options expected to vest, accrued on a straight-line basis over the applicable vesting period.

A summary of the Company’s stock option activity for the year ended December 31, 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,336,985	$10.36
Granted	741,187	15.90
Exercised	(523,845)	3.06		$5,970
Forfeited	(20,250)	15.90
Expired	(11,250)	5.33
Cancelled	(15,750)	12.88

Outstanding, end of year	11,507,077	$11.04	5.7	$38,856

Options fully vested and exercisable at year end	6,001,950	$8.24	4.2	$33,538
Options expected to vest	5,209,547	$14.17	7.4	$4,687

The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Options awarded	741,187	1,564,665	364,500
Weighted-average grant date fair value of options awarded	$5.29	$3.06	$3.26
Options exercised	523,845	27,000	110,250
Total intrinsic value of options exercised	$5,970	$79	$800
Cash received upon exercise of options	$1,604	$208	$288

Nonvested Stock—The Company issues nonvested shares of stock to certain employees as an incentive for continued employment. The shares generally vest based on future service with the Company. Compensation expense is based on the estimated fair value of the shares at the date of issuance and is recognized on a straight-line basis over the applicable vesting schedule. Compensation expense not yet recognized for nonvested stock was $496 at December 31, 2011 and is expected to be recognized over a weighted-average period of 17 months.

A summary of the Company’s nonvested stock activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	629,265	$7.13	671,160	$6.89	632,400	$6.78
Issued	14,175	14.33	19,410	11.99	64,665	7.92
Vested	(169,695)	6.56	(60,300)	6.09	(22,905)	6.51
Forfeited	(3,140)	11.69	(1,005)	7.73	(3,000)	7.73

Outstanding, end of year	470,605	$7.52	629,265	$7.13	671,160	$6.89

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities

27. Variable Interest Entities

All MBS, CMO and ABS securities owned by the Company are considered VIEs which were not consolidated at December 31, 2011 or December 31, 2010, as the Company was not the primary beneficiary. At December 31, 2011 and 2010, the carrying value of assets relating to MBS, CMO and ABS securities were $2,082,751 and $2,069,238, respectively. See Note 6 for additional information. The Company’s maximum exposure to loss for these assets is currently recorded on the balance sheet and is included in the amounts above.

The Company recognizes MSR from the whole loan sale or securitization of mortgage loans and the sale of securities with servicing retained or the bulk purchase of MSR. Net loan servicing income on mortgage loans serviced, including securitizations where the Company has continuing involvement, was $53,961, $117,697 and $92,220 during the years ended December 31, 2011, 2010 and 2009. Servicing advances on mortgage loans, including securitizations where the Company has continuing involvement, were $94,229 and $111,262 at December 31, 2011 and 2010. For more information on MSR, see Note 10.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters

28. Regulatory Matters

The Company is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum capital amounts and ratios as set forth in the table below. EB’s primary regulatory agency, the OCC, requires EB to maintain ratios of tangible capital (as defined in the regulations) of 1.5%, core capital (as defined) of 4%, and total capital (as defined) of 8%. EB, consistent with the industry, is also subject to prompt corrective action requirements set forth by the FDIC. The FDIC requires EB to maintain minimum total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and core capital (as defined). Management believes that, as of December 31, 2011 and 2010, the Company exceeds all capital adequacy requirements to which it is subject.

The regulatory capital ratios for EB, along with the capital amounts and ratios for the minimum OCC requirement and the framework for prompt corrective action are as follows:

	Actual		For OCC Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Tangible capital to tangible assets	$1,048,199	8.0%	$195,599	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,048,199	8.0	523,256	4.0%	$654,070	5.0%
Total capital to risk-weighted assets	1,104,377	15.7	563,470	8.0%	704,337	10.0
Tier I capital to risk-weighted assets	1,026,612	14.6	N/A	N/A	422,602	6.0
2010
Tangible capital to tangible assets	$1,034,977	8.7%	$180,131	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,034,977	8.7	477,226	4.0	$596,532	5.0%
Total capital to risk-weighted assets	1,102,674	17.0	517,801	8.0	647,252	10.0
Tier I capital to risk-weighted assets	1,021,736	15.8	N/A	N/A	388,351	6.0

As of December 31, 2011 and 2010, EB qualified as a well capitalized institution according to the regulatory framework for prompt corrective action. Management does not believe that any condition or event that would result in a change in this category has occurred since December 31, 2011.

OCC regulations impose limitations upon certain capital distributions by savings banks, such as certain cash dividends, payments to repurchase or otherwise acquire its shares, payments to stockholders of another institution in a cash-out merger and other distributions charged against capital. The OCC regulates all capital distributions by EB directly or indirectly to the Company, including dividend payments. EB may not pay dividends to the Company if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements, or in the event the OCC notifies EB that it is subject to heightened supervision. Under the Federal Deposit Insurance Act, or FDIA, an insured depository institution such as EB is prohibited from making capital distributions, including the payment of dividends, if, after making such distribution, the institution would become “undercapitalized.” Payment of dividends by EB also may be restricted at any time at the discretion of the appropriate regulator if it deems the payment to constitute an unsafe and unsound banking practice.

In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, or the Dodd-Frank Act, the OTS was abolished on July 21, 2011 and its functions and personnel transferred among the OCC, FDIC and FRB and the Bureau of Consumer Financial Protection. The supervision of federal thrifts, such as EB, was transferred to the OCC and the supervision of thrift holding companies, such as the Company, was transferred to the FRB, and a number of steps are being taken to align the regulation of thrift holding companies to that of bank holding companies. As a result of this change in supervision and related requirements, the Company will be subject to new and uncertain examination and reporting requirements that could be more stringent than the OTS examinations the Company has had historically.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties

29. Related Parties

The Company lends to and accepts deposits from shareholders, directors, officers and their related business interests on substantially the same terms as loans and deposits to other individuals and businesses of comparable credit worthiness. Loans to related parties were approximately $4,793 and $4,868 at December 31, 2011 and 2010, respectively, and are included in loans held for investment. Deposits held for related parties were approximately $8,247 and $3,757 at December 31, 2011 and 2010, respectively.

The Company leases certain office property from a limited partnership owned in part by a former director and shareholder of the Company and the former director’s direct interests. The lease agreements relate to properties located in Jacksonville, Florida, and reflect substantially the same terms as leases entered into with other businesses of comparable standing. The lease terms generally expire in 2012, with additional options available to extend such leases. Payments related to the properties totaled $3,372, $3,303 and $3,522 for the years ended December 31, 2011, 2010 and 2009, respectively.

Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information

30. Condensed Parent Company Financial Information

Condensed balance sheets of EverBank Financial Corp as of December 31, 2011 and 2010 are as follows:

	2011	2010
Assets
Cash and cash equivalents	$4,389	$12,596
Investment in subsidiaries:
Bank subsidiary	1,070,888	1,116,902
Nonbank subsidiaries	4,760	3,654

Total investment in subsidiaries	1,075,648	1,120,556
Other assets	1,180	2,466

Total Assets	$1,081,217	$1,135,618

Liabilities
Accounts payable and accrued liabilities	$6,408	$4,757
Due to subsidiaries, net	3,394	3,913
Trust preferred securities (Note 16)	103,750	113,750

Total Liabilities	113,552	122,420
Shareholders’ Equity (Note 17)	967,665	1,013,198

Total Liabilities and Shareholders’ Equity	$1,081,217	$1,135,618

Condensed statements of income of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Income
Bargain purchase gain	$—	$68,056	$—
Gain on extinguishment of debt	4,400	5,735	—
Other income	312	47	43

Total income	4,712	73,838	43
Expense
Interest expense	6,641	7,769	8,676
Noninterest expense	661	569	387

Total expense	7,302	8,338	9,063

Income (loss) before income tax benefit	(2,590)	65,500	(9,020)
Income tax benefit	(796)	(951)	(3,147)

Income (loss) before equity in earnings of subsidiaries	(1,794)	66,451	(5,873)
Equity in earnings of subsidiaries	54,523	122,449	59,238

Net Income	$52,729	$188,900	$53,365

Condensed statements of cash flows of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Operating Activities:
Net income	$52,729	$188,900	$53,365
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(54,523)	(122,449)	(59,238)
Amortization of gain on interest rate swaps	(51)	666	—
Dividends received from bank subsidiary	8,800	6,800	6,800
Deferred income taxes	13	2,109	—
Bargain purchase gain	—	(68,056)	—
Gain on extinguishment of debt	(4,400)	(5,735)	—
Other operating activities	(50)	(11)	(51)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Other assets	(761)	(206)	376
Accounts payable and accrued liabilities	130	(516)	(179)
Due to subsidiaries	99	—	282

Net cash provided by operating activities	1,986	1,502	1,355

Investing Activities:
Capital contributions	(2,500)	(1)	(57,000)

Net cash used in investing activities	(2,500)	(1)	(57,000)

Financing Activities:
Purchase of trust preferred securities	(5,600)	(3,515)	—
Repurchase of common stock	(3,537)	(508)	(1,806)
Proceeds from issuance of common stock	1,672	281	64,959
Dividends paid	(228)	(227)	(225)

Net cash (used in) provided by financing activities	(7,693)	(3,969)	62,928

Net Increase (Decrease) in Cash and Cash Equivalents	(8,207)	(2,468)	7,283
Cash and Cash Equivalents
Beginning of year	12,596	15,064	7,781

End of year	$4,389	$12,596	$15,064

Acquisition Activities (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations

Under the acquisition method of accounting, the measurement period for a transaction is to extend for a period necessary to obtain all available information to facilitate a complete and accurate recording of the transaction as of the acquisition date. This period, however, may not extend beyond a period of one year from the date of acquisition. In the event information not currently available is obtained during the measurement period that would affect the recording of this transaction, any applicable adjustments will be performed retrospectively adjusting the initial recording of this acquisition.

y) Acquisition Activities—Acquisitions are accounted for under the purchase method of accounting. Purchased assets and assumed liabilities are recorded at fair value at their respective acquisition dates, including identifiable intangible assets. If the fair value of net assets purchased exceeds the fair value of consideration paid, a bargain purchase gain is recognized. If the consideration given exceeds the fair value of the net assets received, goodwill is recognized. Fair values are subject to refinement for up to one year after the closing date of an acquisition as information relative to closing date fair values becomes available.

Purchased loans and leases acquired in a business combination are recorded at estimated fair value on their purchase date which prohibit the carryover of the related allowance for loan and lease losses. When the loans and leases have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not collect all contractually required principal and interest payments, the difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. The Company must estimate expected cash flows at each reporting date. Subsequent decreases in expected cash flows will generally result in a provision for loan and lease losses. Subsequent increases in expected cash flows result in a reversal of the provision for loan and lease losses to the extent of prior charges and an adjustment to accretable yield which could have a positive impact on future periods’ interest income.

All identifiable intangible assets that are acquired in a business combination are recognized at fair value on the acquisition date. Identifiable intangible assets are recognized separately if they arise from contractual or other legal rights or if they are separable (i.e., capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Deposit liabilities and the related depositor relationship intangible assets may be exchanged in observable exchange transactions. As a result, the depositor relationship intangible asset is considered identifiable, because the separability criterion has been met.

Indemnification assets are recognized when the seller contractually indemnifies, in whole or in part, the buyer for a particular uncertainty. The recognition and measurement of an indemnification asset is based on the related indemnified item. That is, the acquirer should recognize an indemnification asset at the same time that it recognizes the indemnified item, measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount. If the indemnification asset meets the definition of a derivative, changes in the fair value are recognized in earnings.

Under the Federal Deposit Insurance Corporation (FDIC) loss sharing agreements, EB may be required to rebate a portion of the cash received from the FDIC at acquisition in the event that losses do not reach a specified threshold, based on the initial discount received less cumulative servicing amounts for the covered assets acquired. This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event that certain contingencies are met. Contingent consideration is measured each reporting period at fair value through other noninterest expense until the contingency is resolved.

Investment Securities	The cost of investments sold is calculated using the specific identification method.

b) Investment Securities—The Company invests in trading, available for sale and held to maturity investments. Investments classified as trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Unrealized gains or losses on trading securities are recorded in earnings as a component of other noninterest income.

Investment securities for which the Company has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Amortization and accretion of purchase premiums and discounts are recognized in interest income using the effective interest method over the expected term of the securities.

Securities not classified as held to maturity or trading are considered to be available for sale and are reported at fair value. Unrealized gains and losses on available for sale securities are reported net of applicable taxes as a component of accumulated other comprehensive income (AOCI). Gains and losses on the disposition of available for sale securities are recorded on the trade date using the specific identification method and are recognized in other noninterest income. Amortization and accretion of purchase premiums and discounts on debt securities are recognized in interest income using the effective interest method over the expected term of the securities.

Management evaluates all investments for OTTI on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For investments in which the fair value is less than the amortized cost, the Company performs an OTTI analysis to determine whether the impairment is temporary and assesses whether (a) it has the intent to sell the debt security, (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery, (c) it does not expect to recover the amortized cost basis, or (d) it does not expect to collect all cash flows according to the contractual terms.

The Company’s OTTI policy for investments defines certain triggers that require a present value calculation of expected cash flows. If none of these triggers are met, the Company performs a qualitative analysis to determine if it expects to recover the entire amortized cost basis of the investment.

When the Company has determined that OTTI exists, the Company performs a present value cash flow analysis using models that project prepayments, default rates and loss severities on the collateral supporting the security. The Company considers the following factors in determining whether a credit loss exists:

•	The period over which the debt security is expected to recover;

•	The length of time and extent to which the fair value has been less than the amortized cost basis;

•	The level of credit enhancement provided by the structure which includes, but is not limited to credit subordination positions, overcollateralization and protective triggers;

•

The cause of impairment and changes in the near term prospects of the issuer or underlying collateral of a security, such as changes in default rates, loss severities given default and significant changes in prepayment assumptions;

•	The level of excess cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and

•	Any adverse changes to credit conditions of the issuer or the security such as credit downgrades by the rating agencies.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its remaining amortized cost basis, total OTTI will be recognized in earnings. However, if neither of those conditions exists, the amount of OTTI related to the credit loss is measured at the excess of the amortized cost over its present value and is recognized with other securities gains and losses in other noninterest income while the amount of impairment related to all other factors is recognized in AOCI.

Subsequent noncredit losses recorded in AOCI attributed to held to maturity investments are accreted to the amortized cost of the investment over the remaining expected life, based on the amount and timing of future estimated cash flows.

For equity securities, declines in the fair value below their cost are deemed to be other than temporary unless the Company has the intent and ability to retain the investment in the issuer for a period of time sufficient to allow recovery in the fair value.

The cost of investments sold is calculated using the specific identification method.

Finance, Loans and Leases Receivable

At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss in the event of default to estimate the expected future cash flows for each loan and lease pool.

d) Loans Held for Investment—Loans that the Company has the intent and ability to hold for the foreseeable future are classified as loans held for investment. Loans held for investment are reported at the principal amount outstanding, net of the allowance for loan and lease losses, net of deferred loan fees and costs and any discounts received or premiums paid on purchased loans. Deferred fees, costs, discounts and premiums are amortized over the estimated life of the loan using the interest method. Interest income on loans is recognized as earned and is computed using the effective interest method. The Company anticipates prepayments in applying the effective interest method. The key assumptions include historical prepayment trends and future interest rate expectations. The Company monitors these key assumptions and adjusts the prepayment expectations when appropriate.

Acquired loans are accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, when applicable. At acquisition, the Company reviews each loan or pool of loans to determine whether there is evidence of deterioration in credit quality since origination and if it is probable that the Company will be unable to collect all amounts due according to the loan’s contractual terms. The Company considers expected prepayments and estimates the amount and timing of undiscounted expected principal, interest and other cash flows for each loan or pool of loans meeting the criteria above, and determines the excess of the loan’s or pool’s scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted (non-accretable difference). The remaining amount, representing the excess or deficit of the loan’s or pool’s cash flows expected to be collected over the amount paid, is accreted or amortized into interest income over the remaining expected life of the loan or pool (accretable yield). The loans are reflected in the consolidated balance sheets net of these discounts.

Periodically, the Company evaluates the expected cash flows for each pool. Prior expected cash flows are compared to current expected cash flows and cash collections to determine if any additional impairment should be recognized. Impairment is recognized through an additional allowance for loan losses if the present value of future cash flows discounted at the effective interest rate of the pool has decreased. The present value of any subsequent increase in the pool’s actual cash flows or cash flows expected to be collected is used first to reverse any existing valuation allowance for that pool. Any remaining increase in cash flows expected to be collected is adjusted to the accretable yield and recognized over the estimated remaining life of the pool.

At acquisition, the Company estimates the fair value of acquired loans and leases by segregating the portfolio into pools with similar risk characteristics. Fair value estimates for acquired loans and leases require estimates of the amounts and timing of expected future principal, interest and other cash flows. For each pool, the Company uses certain loan and lease information, including outstanding principal balance, probability of default and the estimated loss given default to estimate the expected future cash flows for each loan and lease pool.

Covered loans and leases are acquired and recorded at fair value, exclusive of the loss share agreements with the FDIC and the indemnification agreement with former shareholders of TCFG. All loans acquired through the loss share agreement with the FDIC and all loans and leases acquired in the purchase of TCFG are considered covered during the applicable indemnification period.

Loans and Leases Receivable, Allowance for Loan Losses

The Company uses a risk grading matrix to monitor credit quality for commercial and commercial real estate loans. Risk grades are continuously monitored and updated quarterly by credit administration personnel based on current information and events. The Company monitors the quarterly credit quality of all other loan types based on performing status.

f) Allowance for Loan and Lease Losses—The allowance for loan and lease losses represents management’s estimate of probable and reasonably estimable credit losses inherent in loans and leases held for investment as of the balance sheet date. The estimate of the allowance is based on a variety of factors, including an evaluation of the loan and lease portfolio, past loss experience, adverse situations that have occurred but are not yet known that may affect the borrower’s ability to repay, the estimated value of underlying collateral, and current economic conditions.

For purposes of determining the allowance for loan losses, the Company has segmented loans in the portfolio by product type. The Company’s loan and lease portfolio includes risk characteristics relevant to each segment such as loan type and guarantees as well as borrower type and geographic location. Loans are segmented into the following portfolio segments: (i) residential mortgages, (ii) commercial and commercial real estate, (iii) lease financing receivables, (iv) home equity lines and (v) consumer and credit card. The Company also further disaggregates these portfolios into classes based on the associated risks within those segments. Residential mortgages are divided into two classes: residential and government insured loans. Commercial and commercial real estate loans are divided into the following two classes: commercial and commercial real estate. Lease financing receivables, home equity lines, and consumer and credit card are not further segmented.

Residential mortgages, lease financing receivables, home equity lines, and consumer and credit card each have distinguishing borrower needs and differing risks associated with each product type. Commercial and commercial real estate loans are further analyzed for the borrower’s ability to repay and the description of underlying collateral. Significant judgment is used to determine the estimation method that fits the credit risk characteristics of each portfolio segment. The Company uses internally developed models in this process. Management must use judgment in establishing input metrics for the modeling processes. The models and assumptions used to determine the allowance are validated and reviewed to ensure that their theoretical foundation, assumptions, data integrity, computational processes, reporting practices, and end-user controls are appropriate and properly documented.

Loans and leases in every portfolio considered to be uncollectible are charged off against the allowance. The amount and timing of charge-offs on loans and leases includes consideration of the loan or lease type, length of delinquency, insufficiency of collateral value, lien priority and the overall financial condition of the borrower. Recoveries on loans and leases previously charged-off are added to the allowance.

Loans in the commercial and commercial real estate portfolio are charged-off when:

•	The loan is risk rated “doubtful” or “loss”.

•

The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 90 days or more; (b) significant improvement in the borrower’s repayment capacity is doubtful; and/or (c) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist.

•	The Company has agreed, in writing, to accept a deficiency note.

Loans in the residential mortgage and home equity portfolios are charged-off when:

•

The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 180 days or more; (b) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist; or (c) notification of the borrower’s bankruptcy is received.

•	In cases where the Company is in a subordinate position to other debt, the senior lien holder has foreclosed and extinguished the junior lien.

Leases in the lease financing receivables portfolio are charged-off when the lease becomes 150 days delinquent.

Credit card receivables are charged-off when the balance becomes 90 days delinquent.

Other consumer loans are evaluated on a case by case basis, and are generally charged-off when the balance becomes 120 days delinquent.

In the Company’s commercial and commercial real estate and certain lease financing receivable portfolios, the loss allowance for all pass-rated loans is determined based upon historical loss experience, current economic conditions, industry and peer performance trends, geographic or borrower concentrations, the current business strategy and credit process, loan underwriting criteria, and other pertinent information.

The foundation for the allowance related to residential mortgages, lease financing receivables, home equity lines, and consumer and credit cards is a review of the applicable portfolios and the performance of those portfolios. The historical performance of each of these portfolios is analyzed by examining the level of charge-offs over a specific period of time. The historical average charge-off level for each portfolio is updated at least quarterly. Management disaggregates delinquent residential portfolios from performing residential portfolios in application of a general reserve amount appropriate based upon the risk inherent in each portfolio.

Reserves are determined for impaired commercial and commercial real estate loans and certain lease financing receivables individually based on management’s evaluation of the borrower’s overall financial condition, resources, and payment record; the prospects for support from any financially responsible guarantors; and the realizable value of any collateral. Reserves are established for these loans based upon an estimate of probable losses for the individual loans deemed to be impaired. This estimate considers all available evidence using one of the methods provided by applicable authoritative guidance. Loans determined to be collateral dependent are measured at the fair value of collateral less disposal costs. Loans for which impaired reserves are provided are excluded from the general reserve calculations described above to prevent duplicate reserves.

Management considers a loan to be impaired for classes within commercial and commercial real estate and certain lease financing receivable portfolios, when based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan or lease contract, including scheduled interest payments. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an impairment reserve or a charge-off to the allowance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

Once a residential mortgage is classified as a troubled debt restructuring (TDR), it is also evaluated individually for impairment. These reserves are established based on an estimate of probable losses. This estimate considers all available evidence, provided by applicable authoritative guidance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.

The overall allowance estimate based on the above-described methodology may be further adjusted to reflect relevant economic factors and specific market risk components.

Loan and lease portfolios tied to acquisitions made during the year are incorporated into the Company’s allowance process. If the acquisition has an impact on the level of exposure to a particular loan or lease type, industry or geographic market, this increase in exposure is factored into the allowance determination process.

Based on facts and circumstances available, management believes that the allowance for loan and lease losses is adequate to cover any probable losses in the Company’s loan and lease portfolio. However, future adjustments to the allowance may be necessary, and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used by management in determining the allowance for loan and lease losses.

Impaired Financing Receivable, Policy

Impaired loans include loans identified as troubled loans as a result of a borrower’s financial difficulties and other loans on which the accrual of interest income is suspended. The Company continues to collect payments on certain impaired loan balances on which accrual is suspended.

Loans and Leases Receivable, Troubled Debt Restructuring Policy

Modifications considered to be TDRs are individually evaluated for credit loss based on a discounted cash flow model using the loan’s effective interest rate at the time of origination. The discounted cash flow model used in this evaluation is adjusted to reflect the modified loan’s elevated probability of future default based on the Company’s historical redefault rate. These loans are classified as nonaccrual and have been included in the Company’s impaired loan disclosures in the tables above. A loan is considered to redefault when it is 30 days past due. Once a modified loan demonstrates a consistent period of performance under the modified terms, generally six months, the Company returns the loan to an accrual classification. If, however, a modified loan defaults under the terms of the modified agreement, the Company measures the allowance for loan and lease losses based on the fair value of collateral less cost to sell.

Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Preferred Stock met the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator.

u) Earnings Per Common Share (EPS)—In calculating basic and diluted EPS, the Company uses the Two-Class Method, which is an earnings allocation formula under which EPS is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to participating securities and common shares based on their respective rights to receive dividends. Basic EPS is computed by dividing net income allocated to common shareholders by the weighted-average common shares outstanding. Diluted earnings per common share is computed by dividing income allocated to common shareholders by the weighted-average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, nonvested stock, and the dilution resulting from the conversion of convertible preferred stock, if applicable.

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Cumulative Convertible Preferred Stock meet the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator.

Derivatives

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

v) Derivative Instruments—The Company uses derivative financial instruments to manage exposure to interest rate risk, foreign currency risk and changes in the fair value of loans held for sale. Derivative transactions are measured in terms of the notional amount, but this amount is not reflected in the consolidated balance sheets nor, when viewed in isolation, is it a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined. Derivative instruments used for risk management purposes include those classified as fair value or cash flow hedging instruments under ASC 815, Derivatives and Hedging, as well as those classified as freestanding derivatives.

The Company also offers various deposit products to its customers, including commodity, equity, metals and foreign exchange contracts, and typically offsets its exposure from such products by entering into financial contracts. The customer accommodations and any offsetting financial contracts are treated as freestanding derivatives. Other freestanding derivatives are used to manage the overall changes in price on loans held for sale or trading investments and include interest rate swaps, forward sales commitments and option contracts.

The Company’s derivative activities are monitored by its Asset Liability Committee, which oversees all asset and liability management and secondary marketing activities. The Company’s hedging strategies are developed through analysis of data from financial models and other internal and industry sources. The Company incorporates the results of hedging strategies into its overall interest rate and asset/liability risk management.

Cash Flow Hedges—As part of its asset and liability management activities, the Company enters into forward interest rate swaps as a cash flow hedge for forecasted transactions that create variable cash flows. The Company uses pay fixed, receive variable interest rate swaps to synthetically convert these instruments to fixed rate and manage this exposure.

The fair values of these derivatives are reported in other assets or accounts payable and accrued liabilities and the effective portion of the derivative’s gain or loss is recorded in AOCI. Any hedge ineffectiveness is reported in interest expense. Payments and proceeds related to the settlement of these derivatives are included in the operating activities section of the consolidated statements of cash flows. All gains or losses on these derivatives are included in the assessment of hedge effectiveness. Upon settlement of the forecasted transaction, amounts reported in AOCI are subsequently reclassified to interest income or expense in the same line item and during the same period in which the hedged item affects earnings.

Freestanding Derivatives:

Interest Rate Lock Commitments (IRLCs)—In the ordinary course of business, the Company enters into commitments to originate residential mortgage loans at interest rates that are determined prior to funding. IRLCs for loans that the Company intends to sell are considered freestanding derivatives and are recorded at fair value at inception.

Changes in value subsequent to inception are based on changes in the fair value of the underlying loan and changes in the probability that the loan will fund within the terms of the commitment, affected primarily by changes in interest rates and the passage of time. The aggregate fair value of IRLCs on the balance sheet is recorded in other assets or accounts payable and accrued liabilities. The interest exposure on the Company’s IRLCs is economically hedged with forward sales commitments and options, and their fair value is recorded in other assets or accounts payable and accrued liabilities. Changes in the fair value of the IRLCs and related forward sales commitments are recognized as gain on sale of loans in the consolidated statements of income.

Forward Sales Commitments (FSA)—The Company uses FSA and optional forward sales commitments (OFSA) to manage its exposure to interest rate risk related to changes in the fair value of loans held for sale. The fair values of the FSA and OFSA are recorded in other assets and accounts payable and accrued liabilities. Changes in the fair value of these derivatives are reported as gain on sale of loans in the consolidated statements of income.

Foreign Exchange Contracts—Foreign exchange contracts are commitments to buy or sell a foreign currency at a certain price on a future date and may be settled in cash or through delivery. The Company enters into these contracts as an economic hedge against changes in the fair value of foreign currency denominated deposits.

Options and Options Embedded in Customer Deposits—The Company purchases options tied to increases in various equity, foreign currency, commodity or metals indices for a specified term, generally three to five years, as an economic hedge for options embedded in deposit offerings to customers. These options and the related options embedded in customer deposits are recorded as freestanding derivatives in other assets, deposits or accounts payable and accrued liabilities. The derivatives are carried at fair value, with changes in fair value recognized in other noninterest income.

Interest Rate Swaps—From time to time the Company enters into interest rate swaps to economically hedge commercial real estate loans held for sale and trading securities. The derivatives are carried at fair value, with changes in fair value recognized as gain on sale of loans and other noninterest income, respectively.

Indemnification asset—An indemnification asset representing the fair value of the shares expected to be released to the Company from escrow was recorded as a result of the TCFG acquisition. Changes in the Company’s stock or changes resulting from either increases or decreases in expected cash flows impact the fair value of the asset and current period earnings.

Recourse Commitment Asset—A recourse commitment asset was recorded in connection with the purchase of a pool of loans. The asset represents the fair value of the amount the Company expects the seller to repay under the recourse provision. Any changes in the asset will be recorded in noninterest expense.

Certain of the Company’s derivative instruments contain provisions that require the Company to post collateral when derivatives are in a net liability position. The provisions generally are dependent upon the Company’s credit rating based on certain major credit rating agencies or dollar amounts in a liability position at any given time which exceed specified thresholds, as indicated in the relevant contracts. In these circumstances, the counterparties could demand additional collateral or require termination or replacement of derivative instruments in a net liability position.

Interest rate contracts are predominantly used as economic hedges of interest rate lock commitments and loans held for sale. Other derivatives are predominantly used as economic hedges of foreign exchange, commodity, metals and equity risk.

The Company is exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If the counterparty fails to perform, counterparty credit risk equals the amount reported as derivative assets in the balance sheet. The amounts reported as derivative assets are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. The Company minimizes this risk through obtaining credit approvals, monitoring credit limits, monitoring procedures, and executing master netting arrangements and obtaining collateral, where appropriate. The Company does not offset derivative instruments against the rights to reclaim cash collateral or the obligations to return cash collateral in the balance sheet.

All changes in the value of the derivatives were included in the assessment of hedge effectiveness.

Fair Value of Financial Instruments, Policy

Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:

Investment Securities—Fair values are derived from quoted market prices and values from third party pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from third party pricing services to ensure that the prices represent a reasonable estimate of fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the third party pricing service provider in order to ensure that investments are recorded or disclosed at the appropriate fair value.

When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market. As of June 30, 2012 and December 31, 2011, management did not make any adjustments to the prices provided by the third party pricing service as a result of illiquid or inactive markets.

Loans Held for Sale—Fair values for loans held for sale valued under the fair value option were derived from quoted market prices or from models using loan characteristics (product type, pricing features and loan maturity dates) and economic assumptions (prepayment estimates and discount rates) based on prices currently offered in secondary markets for similar loans.

Fair values for loans carried at lower of cost or fair value were derived from models using characteristics of the loans (e.g., product type, pricing features and loan maturity dates) and economic assumptions (e.g., prepayment estimates, discount rates and estimated credit losses).

Loans Held for Investment—The fair value of loans held for investment is derived from discounted cash flows and includes an evaluation of the collateral and underlying loan characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs.

Impaired Loans—At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral-dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated at least quarterly for additional impairment and adjusted accordingly.

Other Real Estate Owned—Foreclosed assets are carried at the lower of carrying value or fair value. Foreclosed assets are adjusted to fair value less costs to sell upon transfer of the loans to foreclosed assets. Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments on commercial properties are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Residential properties are classified as Level 2 due to higher volumes of comparable sales.

Mortgage Servicing Rights—Mortgage servicing rights are evaluated for impairment on a quarterly basis. If the carrying amount of an individual stratum exceeds fair value, impairment is recorded on that stratum so that the servicing asset is carried at fair value. In addition, a third-party valuation is obtained quarterly. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees; miscellaneous income and float; costs of servicing; the cost of carry of advances; foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Mortgage servicing rights do not trade in an active, open market with readily observable prices. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Time Deposits—The fair value of fixed rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market.

Other Borrowings—For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances.

Trust Preferred Securities—Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company interpolates its own credit spreads in the valuation of these liabilities. Due to the significance of the credit spread in the valuation inputs, trust preferred securities are classified within Level 3 of the hierarchy.

FDIC Clawback Liability—The fair value of the FDIC clawback liability represents the net present value of expected true-up payments due 45 days after the fifth and tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC. On the true-up measurement dates, the Company is required to make a true-up payment to the FDIC in an amount equal to 50% of the excess, if any, of (1) 20% of the intrinsic loss estimate (an established figure by the FDIC) less (2) the sum of (a) 25% of the asset discount, (part of the Company’s bid) plus (b) 25% of the cumulative loss share payments plus (c) a 1% servicing fee based on the principal amount of the covered assets over the term (calculated annually based on the average principal amount at the beginning and end of each year and then summed up for a total fee included in the calculation). The liability was discounted using an estimated cost of debt capital, based on an interpolated cost of debt capital of banks with credit quality comparable to the Company’s (using USD US Bank (BBB) BFV Curve index). This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event contingencies are met. Contingent consideration is re-measured quarterly at fair value with changes reflected in other noninterest income until the contingency is resolved. Due to the nature of the valuation inputs, FDIC clawback liability is classified within Level 3 of the hierarchy.

Cash Flow Hedges—The fair value of interest rate swaps is determined by a third party from a derivative valuation model. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. See Note 12 for additional information on cash flow hedges.

Freestanding Derivatives—Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities. Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. For indexed options and embedded options, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics. The fair value of interest rate swaps is determined by a derivative valuation model and obtained from a third party. The inputs for the valuation model primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts. The Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse to determine the fair value for the indemnification asset. Counterparty credit risk is taken into account when determining fair value. See Note 12 for additional information on freestanding derivatives.

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period.

Asset and liability fair value measurements have been categorized based upon the fair value hierarchy described below:

Level 1—Valuation is based upon quoted market prices for identical instruments in active markets.

Level 2—Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the assets or liabilities. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Commitments and Contingencies, Policy

Commitments—Commitments to extend credit are agreements to lend to customers in accordance with predetermined contractual provisions. These commitments, predominantly at variable interest rates, are for specific periods or contain termination clauses and may require the payment of a fee. The total amounts of unused commitments do not necessarily represent future credit exposure or cash requirements, as commitments often expire without being drawn upon.

The Company issues standby letters of credit, which are conditional commitments to third parties to provide credit support on behalf of certain of the Company’s customers. The credit risk and potential cash requirements involved in issuing standby letters of credit are essentially the same as those involved in extending loan facilities to customers.

Guarantees, Indemnifications and Warranties Policies

The Company sells and securitizes conventional conforming and federally insured single-family residential mortgage loans predominantly to government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac. The Company also sells residential mortgage loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale, if it is determined that the loans sold are (1) with respect to the GSEs, in breach of these representations or warranties or (2) with respect to non-GSE purchasers, in material breach of these representations and warranties, the Company generally has an obligation to either: (a) repurchase the loan for the UPB, accrued interest and related advances, (b) indemnify the purchaser or (c) make the purchaser whole for the economic benefits of the loan.

A majority of the loans sold to non-GSEs were agency deliverable products that were eventually sold by large aggregators of agency product who eventually securitized and sold to the agencies.

In some cases, the Company also has an obligation to repurchase loans in the event of early payment default (EPD) which is typically triggered if a borrower does not make the first several payments due after the loan has been sold to an investor. The Company’s private investors have agreed to waive EPD provisions for conventional conforming and federally insured single-family residential mortgage loans and certain jumbo loan products. However, the Company is subject to EPD provisions on the community reinvestment loans the Company originates and sells under the State of Florida housing program, which represents a minimal amount of total originations.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the mortgage loan. The Company establishes reserves for estimated losses inherent in the Company’s origination of mortgage loans. In estimating the accrued liability for loan repurchase and make-whole obligations, the Company estimates probable losses inherent in the population of all loans sold based on trends in claims requests and actual loss severities experienced. The liability includes accruals for probable contingent losses in addition to those identified in the pipeline of repurchase or make-whole requests. There is additional inherent uncertainty in the estimate because the Company historically sold a majority of its loans servicing released and currently does not have servicing performance metrics on a majority of the loans it originated and sold. The estimation process is designed to include amounts based on actual losses experienced from actual repurchase activity. The baseline for the repurchase reserve uses historical loss factors that are applied to loan pools originated in 2003 through June 30, 2012 and sold in years 2004 through June 30, 2012. Loss factors, tracked by year of loss, are calculated using actual losses incurred on repurchase or make-whole arrangements. The historical loss factors experienced are accumulated for each sale vintage (year loan was sold) and are applied to more recent sale vintages to estimate inherent losses not yet realized.

Segment Reporting

The Company has three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. The Company’s reportable business segments are strategic business units that offer distinctive products and services marketed through different channels. These segments are managed separately because of their marketing and distribution requirements.

The Banking and Wealth Management segment includes all banking, lending and investing products and services offered to customers either over the web or telephone or through financial centers or financial advisors. Activity relating to recent acquisitions has been included in the Banking and Wealth Management segment.

The Mortgage Banking segment includes the origination and servicing of mortgage loans and focuses primarily on residential loans for purposes of resale to government-sponsored enterprises, institutional investors or for investment by the Banking and Wealth Management segment.

The Corporate Services segment consists of services provided to the Banking and Wealth Management and Mortgage Banking segments including executive management, technology, legal, human resources, marketing, corporate development, treasury, accounting, finance and other services and transaction-related items. Direct expenses are allocated to the operating segments; unallocated expenses are included in Corporate Services. Certain other expenses, including interest expense on trust preferred debt and transaction-related items, are included in the Corporate Services segment.

The chief operating decision maker’s review of each segment’s performance is based on segment income, which is defined as income from operations before income taxes and certain corporate allocations. Additionally, total net revenue is defined as net interest income before provision for loan and lease losses and total noninterest income.

Intersegment revenue among the Company’s business units reflects the results of a funds transfer pricing (FTP) process, which takes into account assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities. This provides for the creation of an economic benchmark, which allows the Company to determine the profitability of the Company’s products and cost centers, by calculating profitability spreads between product yields and internal references. However, business segments have some latitude to retain certain interest rate exposures related to customer pricing decisions within guidelines.

FTP serves to transfer interest rate risk to the Treasury function through a transfer pricing methodology and cost allocating model. The basis for the allocation of net interest income is a function of the Company’s methodologies and assumptions that management believes are appropriate to accurately reflect business segment results. These factors are subject to change based on changes in current interest rates and market conditions.

t) Segment Information—ASC 280, Segment Reporting, requires the reporting of information about a company’s operating segments using a management approach. This requires that reportable segments be identified based upon those revenue-producing components for which separate financial information is produced internally and which are subject to evaluation by the chief operating decision maker in deciding how to allocate resources to segments. The Company reports the results of its operations through three reportable segments: Banking and Wealth Management, Mortgage Banking, and Corporate Services. See Note 31 for additional information on the Company’s segments.

Cash and Cash Equivalents		a) Cash and Cash Equivalents—Cash and cash equivalents include cash, amounts due from banks, and interest-bearing deposits in other banks with an original maturity of three months or less.
Finance, Loan and Lease Receivables, Held-for-sale

c) Loans Held for Sale—Loans held for sale represent loans originated or acquired by the Company with the intent to sell. Management does not have the intent to hold the loans for the foreseeable future. The Company has elected fair value accounting for certain commercial and residential mortgage loans. Electing to use fair value accounting allows a better offset of the changes in the fair values of the loans and the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting. These loans are initially recorded and carried at fair value, with changes in fair value recognized in gain on sale of loans. Loan origination fees are recorded when earned, and related costs are recognized when incurred.

The Company has not elected the fair value option for other residential mortgage loans primarily because these loans are expected to be short in duration. These loans are carried at the lower of cost or fair value. In determining the lower of cost or fair value adjustment on loans held for a sale, the Company pools loans based on similar risk characteristics such as loan type and interest rate Direct loan origination fees and costs are deferred at loan origination or acquisition. These amounts are recognized as income at the time the loan is sold and included in gain on sale of loans. Gains and losses on sale of these loans are recorded in gain on sale of loans.

Loans held for sale also include delinquent mortgage loans purchased out of mortgage pools. These loans are guaranteed by government-sponsored agencies. The loans are held until they become current and are then evaluated for sale in the secondary market or move into foreclosure. The loans are reported at the lower of cost or fair value.

Loans and leases are transferred from loans and leases held for investment to held for sale when the Company no longer has the intent to hold for the foreseeable future. In the event loans are reclassified from held for sale to held for investment, the Company records the loans at lower of cost or fair value on the date of reclassification and recognizes any lower of cost or fair value adjustment as a basis adjustment. Loans and leases are transferred to loans and leases held for investment at the lower of cost or fair value when the Company determines its intent to hold these loans and leases for the foreseeable future.

Loans and Leases Receivable, Lease Financing

e) Leases Held for Investment—Originated lease financing receivables are recorded as the sum of the future minimum lease payments, initial deferred costs and estimated residual values less unearned income. Interest income is recognized as earned using the effective interest method. Direct fees and costs associated with the origination of leases are deferred and included in lease financing receivables. The net deferred fees or costs are recognized as an adjustment to interest income over the contractual life of the lease.

Acquired lease financing receivables are recorded as the sum of expected lease payments and estimated residual values less unearned income, which includes purchased lease discounts. Unearned income is recognized based on the expected cash flows using the effective interest method.

Reserve for Unfunded Commitments

g) Reserve for Unfunded Lending Commitments—In addition to the allowance for loan and lease losses, the Company also estimates probable losses related to unfunded lending commitments excluding commitments measured at fair value, such as letters of credit and financial guarantees. Unfunded lending commitments are subject to the same assessment as funded loans, except utilization assumptions are considered. The reserve for unfunded lending commitments is included in accounts payable and accrued liabilities on the consolidated balance sheets with changes to the reserve generally made through the provision for loan and lease losses.

Asset Quality

h) Asset Quality—Written underwriting standards established by the Senior Credit Committee and management govern the lending activities of the Company. Established loan and lease origination procedures require appropriate documentation including borrower financial data and credit reports. For loans secured by real property, the Company generally requires property appraisals, title insurance or a title opinion, hazard insurance and flood insurance, where appropriate. Loan payment performance is monitored and late charges are assessed on past due accounts. Legal proceedings are instituted, as necessary to minimize loss. Commercial and residential loans of the Company are periodically reviewed through a loan review process. All other loans are also subject to loan review through a periodic sampling process.

The Company uses an asset risk classification system consistent with guidelines established by the Office of the Comptroller of the Currency (OCC) as part of its efforts to monitor asset quality. In connection with examinations of insured institutions, both federal and state examiners also have the authority to identify problem assets and, if appropriate, classify them. There are five credit quality indicators for commercial and commercial real estate loans:

•	Pass—These loans represent an acceptable risk for the Company. The loans may represent loans that are secured with cash through loans that have a decline in earnings.

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Special mention—These loans represent an increased risk to the Company. The loans exhibit potential credit weaknesses or downward trends. While potentially weak, the loans are currently marginally acceptable, and no loss of principal or interest is expected.

•	Substandard—These loans have one or more weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

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Doubtful—These loans have the weaknesses of substandard loans with the additional characteristic that the weaknesses make collection or liquidation in full questionable and there is a high probability of loss based on existing facts, conditions and values.

•	Loss—These loans are considered uncollectible and of such little value that continued recognition as a loan is not warranted.

There are two credit quality indicators for residential mortgages, lease financing receivables, home equity lines, and consumer and credit card loans:

•	Performing—No significant change in the collection of payments from the borrower.

•	Non-performing—Loans that are 90 days past due or on nonaccrual and are not accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Commercial loans with adverse classifications are reviewed by the Commercial Credit Committee of the Senior Credit Committee on a periodic basis.

The Company reports loans that are less than one month past due as current and loans that are less than 3 months past due as 30-89 days past due. For those loans that are 3 months or more past due, the Company reports these loans as 90 days or greater.

Loans and leases are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual, which is generally when the loan or lease becomes 90 days past due, with the exception of government-insured loans. Accordingly, when a loan or lease is placed on nonaccrual status, previously accrued but unpaid interest is reversed from interest income, and interest income is suspended. Payments received are applied to principal balance of the loan or lease. When a customer demonstrates a period of performance under the terms of the loan or lease, interest accruals are resumed and suspended interest is recognized.

Real estate acquired by the Company as a result of foreclosure or by deed-in-lieu of foreclosure is classified as other real estate owned (OREO) until sold, and is carried at the balance of the loan at the time of foreclosure or at estimated fair value less estimated costs to sell, whichever is less. See Note 12 for additional information.

Under ASC 310-40, Troubled Debt Restructuring by Creditors, the Company is required to account for certain loan modifications or restructurings as troubled debt restructurings. In general, the modification or restructuring of a debt constitutes a TDR if the Company for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that the Company would not otherwise consider under current market conditions. Debt restructurings or loan modifications for a borrower do not necessarily constitute TDRs and TDRs do not necessarily result in nonaccrual loans. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the contract is modified are not considered to be impaired loans in calendar years subsequent to the restructuring.

The Company may modify certain loans to retain customers or to maximize collection of the loan balance. The Company has maintained several programs designed to assist borrowers by extending payment dates or reducing the borrower’s contractual payments. All loan modifications are made on a case by case basis. Loan modifications in which concessions are made to borrowers experiencing financial difficulty and who are unable to obtain similar financing elsewhere are classified as TDRs. Such modifications could involve forgiving a portion of interest or principal on any loans or making loans at a rate that is less than that of market rates. In such case the amount of the forgiveness is charged off.

The initial and ongoing decision regarding accrual status is a separate and distinct process from the TDR analysis and determination. If the borrower has demonstrated performance under the previous terms and shows the capacity to continue to perform under restructured terms, accrual status is maintained provided the restructuring is supported by a current, well-documented credit assessment of the borrower’s financial condition and prospects for repayment under the revised terms. This evaluation includes consideration of the borrower’s sustained historical repayment performance for the six-month period prior to the date of the restructuring. If the borrower was materially delinquent on payments prior to the restructure, but shows potential capacity to meet the restructured terms, the loan would continue to be kept on nonaccrual status until the borrower has demonstrated performance according to the terms of the restructuring agreement for a period generally of at least six months.

Acquired loans that follow ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, are excluded from being classified as nonaccrual when the Company can reasonably estimate cash flows.

Equipment under operating leases, net

i) Equipment under operating leases, net—Equipment under operating leases is carried at amortized cost. Equipment under operating leases is depreciated on a straight-line basis to its estimated residual value over the lease term. The Company reviews equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

Transfers and Servicing of Financial Assets

j) Mortgage Servicing Rights—MSR are acquired through bulk purchases of MSR or by selling purchased or originated mortgage loans and agency mortgage-backed securities with servicing rights retained. Originated mortgage servicing rights are recognized based on the fair values of the mortgage loans or securities and the related servicing rights at the date of sale using values derived from an internal model. MSR are amortized in proportion to, and over the estimated life of the projected net servicing revenue and are periodically evaluated for impairment. The Company has only one class of MSR.

The Company stratifies its MSR based on the predominant risk characteristics of the underlying financial assets, including product type and interest rate coupon. The effect of changes in market interest rates on estimated rates of loan prepayment is the predominant risk characteristic of the MSR. Impairment is recognized through a valuation allowance for each stratum. The valuation allowance is adjusted to reflect the amount, if any, by which the cost basis of the MSR for a given stratum exceeds its fair value. Any fair value in excess of the cost basis for a given stratum is not recognized. The Company recognizes a direct write-down when the recoverability of the valuation allowance is determined to be unrecoverable. In 2009, the Company revised the MSR strata to reflect the downward shift in interest rates in the composition of the portfolio.

Because quoted market prices from active markets are not readily available, a present value cash flow model is used to estimate the fair value of MSR. The key assumptions used in the MSR valuation model are the anticipated rate of loan prepayments and discount rates. Other assumptions such as costs to service the underlying loans, foreclosure costs, ancillary income, and float rates are also used in determining the value of the MSR. All of the assumptions are based on standards used by market participants in valuing MSR and are reviewed and approved by management on a quarterly basis. In addition, third-party appraisals of fair value are obtained at least quarterly to confirm the reasonableness of values generated by the valuation model.

Loan servicing fee income represents income earned for servicing residential mortgage loans owned by investors. It includes mortgage servicing fees and other ancillary servicing income, net of guaranty fees and subservicing costs paid to third parties. Servicing fees are generally calculated on the outstanding principal balances of the loans serviced and are recorded as income when earned.

Property, Plant and Equipment

k) Premises and Equipment—Computer hardware and software, furniture, equipment, buildings and leasehold improvements are carried at amortized cost. Depreciation is computed using the straight-line method over the estimated useful lives of hardware, software, furniture, equipment and buildings ranging from 3 to 39 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the period the Company expects to occupy the leased space. The Company reviews premises and equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal is less than its carrying amount.

Goodwill and Intangible Assets

l) Goodwill and Intangible Assets—Goodwill, core deposit premiums and other intangible assets are included in other assets in the consolidated balance sheets.

Goodwill is not amortized and is evaluated for potential impairment on an annual basis or when events or circumstances indicate a potential impairment, at the reporting unit level. Reporting units are evaluated to determine whether their carrying value exceeds their fair market value. If carrying value exceeds fair market value, goodwill is written down.

The Company may use judgment in assessing goodwill and intangible assets for impairment. Estimates of fair value are based on projections of revenues, operating costs and cash flows of each reporting unit considering historical and anticipated future results, general economic and market conditions as well as the impact of planned business or operational strategies. The valuations employ a combination of present value techniques to measure fair value and consideration of market factors. Additionally, judgment is used in determining the useful lives of finite-lived intangible assets. Changes in judgments and projections could result in a significantly different estimate of the fair value of the reporting units and could result in an impairment of goodwill.

Core deposit premiums are amortized over the estimated life of the acquired deposits using the straight-line method. Core deposit premiums are evaluated for impairment annually or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Other identifiable intangible assets were recognized through business combinations. These intangible assets are amortized over their estimated life. No residual value was assigned to any of these intangible assets.

Servicing Advances

m) Servicing Advances—In the ordinary course of servicing residential and other mortgage loans, the Company routinely advances principal and interest payments to investors prior to their collection from mortgagors. The Company also advances payments of property taxes and insurance premiums in the event mortgagors have not funded their escrow accounts sufficiently. The Company establishes an allowance on advances based on an analysis of the underlying loans. The allowance reflects an amount which, in management’s judgment, is adequate to provide for probable losses after giving consideration to the composition of the underlying loans, current economic conditions, past loss experience, evaluation of probable losses in the current servicing portfolio, and such other factors that warrant current recognition in estimating losses.

Foreclosure Claims Receivable

n) Foreclosure Claims Receivable—Foreclosure claims receivable represent foreclosure-related expenses and claims receivable primarily related to foreclosures of government-insured or guaranteed loans. These receivables are reviewed periodically for impairment. A valuation allowance is established based on average historical losses per claim and adjusted for the probability of foreclosure depending on the status of the foreclosure process. The receivable is presented net of the related valuation allowance.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets

o) Other Real Estate Owned—OREO consists of property that has been acquired by foreclosure or by deed in lieu of foreclosure. The properties are carried at the lower of cost or fair value (less estimated costs to sell). Costs relating to the development and improvement of property are capitalized, to the extent the balance does not exceed fair value (less cost to sell), whereas those relating to maintaining the property are charged to expense. Subsequent declines in value are based on valuations and are separately reserved until the property is sold.

Deposits

p) Deposits—Deposits with customers include noninterest-bearing and interest-bearing demand deposits, savings and money market accounts, and time deposits. The Company offers deposits denominated in U.S. dollars as well as various foreign currencies. Foreign-currency denominated deposits are recorded at the spot rate, with any foreign currency gain or loss recognized as an adjustment to the carrying value. To manage the risk that may occur from fluctuations in world currency markets, the Company enters into short-term forward foreign exchange contracts.

The Company also offers certain time deposits that allow customers to receive payments at maturity based on increases in various equity, metal, commodity and foreign currency indices. This potential payment to the customer qualifies as an embedded derivative. Changes in fair value of the options are recognized in other noninterest income. The Company purchases options as an economic hedge for these embedded options. See Note 24 for additional information.

Other Borrowings

q) Other Borrowings—The Company records Federal Home Loan Bank (FHLB) advances and securities sold under repurchase agreements at their principal amount. Interest expense is recognized based on the coupon rate of the obligations. Premiums associated with acquired FHLB advances and securities sold under repurchase agreements are amortized over the expected term of the borrowing. Amortization of purchase premiums are recognized in interest expense using the effective interest method.

Junior Subordinated Notes Policy

r) Trust Preferred Securities—The Company issues trust preferred securities through unconsolidated trusts as a form of additional funding. These securities are recorded at the principal amount, with interest expense recognized at the coupon rate.

Income Taxes

s) Income Taxes—The Company and its subsidiaries file federal and certain state income tax returns on a consolidated basis. Additionally, the Company’s subsidiaries file separate state income tax returns with various state jurisdictions. The provision for income taxes includes the income tax balances of the Company and all of its subsidiaries.

Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets and liabilities are adjusted for the effects of changes in tax rates in the period of change. The Company establishes a valuation allowance when management believes, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized.

The Company recognizes and measures income tax benefits based upon a two-step model: 1) a tax position must be more likely than not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more likely than not to be sustained upon settlement. The difference between the benefit recognized for a position in this model and the tax benefit claimed on a tax return is recognized as an unrecognized tax benefit. The Company recognizes income tax related interest and penalties in general and administrative expense.

Fair Value Measurements

w) Fair Value Measurements—Assets and liabilities measured at fair value have been categorized based upon the fair value hierarchy described below:

•	Level 1—Valuation is based upon quoted market prices for identical instruments traded in active markets.

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Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, these estimates do not reflect any premium or discount that could result from offering for sale the Company’s entire holdings of a particular financial instrument at one time. Finally, the tax ramifications related to the realization of any unrealized gains and losses could have a significant effect on fair value estimates and are not considered in any of the internal valuations.

Fair value estimates are determined for existing financial instruments, including derivative instruments, without attempting to estimate the value of anticipated future business and the value of certain assets and liabilities that were not considered financial instruments. Significant assets that are not considered financial instruments include MSR, premises and equipment, and goodwill and intangible assets.

For assets or liabilities in inactive markets, transaction or quoted prices may require adjustment to reflect uncertainty as to whether or not the underlying transactions are orderly. Management recognizes that significant events that impact fair value may occur after the measurement date. The Company’s policy is to monitor these events and determine whether adjustments to fair value are required.

The estimated fair values of all of the Company’s derivative financial instruments are reported in Note 25. Counterparty risk for derivative contracts and its impact on the determination of fair value are discussed in Note 24.

Consolidation, Variable Interest Entity

x) Variable Interest Entities—The Company is required to evaluate whether to consolidate a variable interest entity (VIE) when it first becomes involved and on an ongoing basis. In almost all cases, a qualitative analysis of its involvement in the entity provides sufficient evidence to determine whether the Company is the primary beneficiary.

The Company consolidates VIEs in which it is the primary beneficiary and holds a controlling financial interest. This is evidenced by the power to direct the activities of a VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from the VIE that could be potentially significant to the VIE. The Company takes into the account all of its involvement in a VIE identifying implicit or explicit variable interests that individually or in the aggregate could be significant enough to warrant the designation as the primary beneficiary. This would require the Company to consolidate the VIE or otherwise require the Company to make appropriate disclosures. See Note 27 for additional information.

Acquisition Activities (Tables)	12 Months Ended		6 Months Ended
	Dec. 31, 2011 Tygris	Dec. 31, 2011 Bank Of Florida	Jun. 30, 2012 Warehouse Lending Division, MetLife Bank, N.A.
Schedule of Business Acquisitions, by Acquisition

Information regarding the acquisition on February 5, 2010, is as follows:

Consideration
Equity Instruments (27,863,865 common shares of the Company)	$291,511

Fair value of total consideration transferred	$291,511

The acquired assets and assumed liabilities are presented in the following table at fair value. Cash received from the FDIC of $147,202 is included in other assets.

Assets Acquired
Cash and cash equivalents	$147,702
Investment securities	162,275
Loans, net (covered assets)	888,760
OREO (covered assets)	22,132
Core deposit premium	3,200
Other assets	155,797
Deferred tax assets, net	5,765
Goodwill	9,999

Total Assets Acquired	$1,395,630

Liabilities Assumed
Noninterest-bearing deposits	$104,088
Interest-bearing deposits	1,102,748
Borrowings	149,240
Other Liabilities	39,554

Total Liabilities Assumed	$1,395,630

On April 2, 2012, the Company completed its acquisition of 100% of the net assets of the Warehouse Lending Division of MetLife Bank, N.A. pursuant to the asset purchase agreement dated February 8, 2012 between the Company and MetLife Bank, N.A. The acquisition was funded entirely by cash with the transaction accounted for using the acquisition method. Based on the acquisition method of accounting, the consideration paid was allocated to the acquired assets and liabilities. No identifiable intangible assets or goodwill were recognized in the transaction. Information regarding the acquisition is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Loans	$350,997
Accrued interest and fees	617

Total Assets Acquired	351,614

Other liabilities	543

Total Liabilities Assumed	543

Total Identifiable Net Assets	$351,071

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$69,480
Lease financing receivables	538,137
Equipment under operating leases	10,692
Intangible assets	6,259
Indemnification asset	30,766
Deferred tax asset, net	113,195
Premises and equipment	2,166
Other assets	6,815

Total Assets Acquired	777,510

Accounts payable and accrued expenses	33,544
Interest rate derivatives	12,079
Revolving and term secured borrowings	372,320

Total Liabilities Assumed	417,943

Total Identifiable Net Assets	$359,567

Business Acquisition, Pro Forma Information

Selected unaudited pro forma results of operations for the years ended December 31, 2010 and 2009, assuming the TCFG acquisition had occurred as of January 1, 2009, are as follows:

	December 31, 2010	December 31, 2009
Net interest income after provision for loan and lease losses	$400,547	$313,064
Noninterest income	290,581	237,851
Net income from continuing operations	147,993	117,132
Net income from continuing operations attributable to common shareholders	112,795	89,197
Pro forma earnings per common share from continuing operations, basic	$1.51	$1.27
Pro forma earnings per common share from continuing operations, diluted	1.47	1.25

Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available for Sale and Held to Maturity Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of June 30, 2012 and December 31, 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
June 30, 2012
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$70	$7	$—	$77	$77
Residential CMO securities—nonagency	1,851,998	18,957	28,624	1,842,331	1,842,331
Residential mortgage-backed securities (MBS)—agency	266	15	—	281	281
Asset-backed securities (ABS)	10,554	—	2,938	7,616	7,616
Equity securities	77	144	—	221	221

Total available for sale securities	$1,862,965	$19,123	$31,562	$1,850,526	$1,850,526

Held to maturity:
Residential CMO securities—agency	$146,163	$5,840	$—	$152,003	$146,163
Residential MBS—agency	34,176	1,998	—	36,174	34,176
Corporate securities	10,276	—	2,071	8,205	10,276

Total held to maturity securities	$190,615	$7,838	$2,071	$196,382	$190,615

December 31, 2011
Available for sale:
Residential CMO securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential MBS—agency	317	21	—	338	338
Asset-backed securities	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

Total available for sale securities	$1,930,109	$17,746	$43,933	$1,903,922	$1,903,922

Held to maturity:
Residential CMO securities—agency	$159,882	$6,029	$78	$165,833	$159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

Total held to maturity securities	$189,518	$7,493	$2,661	$194,350	$189,518

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2011 and 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2011
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential mortgage-backed securities (MBS)—agency	317	21	—	338	338
Asset-backed securities (ABS)	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

	1,930,109	17,746	43,933	1,903,922	1,903,922

Held to maturity:
Residential CMO securities—agency	159,882	6,029	78	165,833	159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

	189,518	7,493	2,661	194,350	189,518

	$2,119,627	$25,239	$46,594	$2,098,272	$2,093,440

2010
Available for sale:
Residential CMO securities—agency	$139	$9	$—	$148	$148
Residential CMO securities—nonagency	1,998,977	46,042	12,356	2,032,663	2,032,663
Residential MBS—agency	505	35	—	540	540
Asset-backed securities	10,611	—	2,483	8,128	8,128
Equity securities	77	49	—	126	126

	2,010,309	46,135	14,839	2,041,605	2,041,605

Held to maturity:
Residential CMO securities—agency	6,800	290	—	7,090	6,800
Residential MBS—agency	20,959	915	—	21,874	20,959
Corporate securities	5,169	—	2,309	2,860	5,169

	32,928	1,205	2,309	31,824	32,928

	$2,043,237	$47,340	$17,148	$2,073,429	$2,074,533

Gross Unrealized Losses and Fair Value of Investments

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at June 30, 2012 and December 31, 2011 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2012
Debt securities:
Residential CMO securities—nonagency	$501,091	$7,243	$393,745	$21,381	$894,836	$28,624
Asset-backed securities	—	—	7,616	2,938	7,616	2,938
Corporate securities	—	—	2,916	2,071	2,916	2,071

Total debt securities	$501,091	$7,243	$404,277	$26,390	$905,368	$33,633

December 31, 2011
Debt securities:
Residential CMO securities—nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837
Residential CMO securities—agency	6,224	78	—	—	6,224	78
Asset-backed securities	—	—	7,477	3,096	7,477	3,096
Corporate securities	—	—	2,404	2,583	2,404	2,583

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 are as follows:

	Less Than 12 Months		12 Months or Greater		Total		Other-Than- Temporary Impairment (OTTI)
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Realized Losses
2011
Debt securities:
Residential CMO securities —nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837	$—
Residential CMO securities —agency	6,224	78	—	—	6,224	78	—
Asset-backed securities	—	—	7,477	3,096	7,477	3,096	—
Corporate securities	—	—	2,404	2,583	2,404	2,583	685

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594	$685

2010
Debt securities:
Residential CMO securities—nonagency	$538,325	$11,789	$10,127	$567	$548,452	$12,356	$39
Asset-backed securities	—	—	8,128	2,483	8,128	2,483	—
Corporate securities	—	—	2,860	2,309	2,860	2,309	1,738

Total debt securities	$538,325	$11,789	$21,115	$5,359	$559,440	$17,148	$1,777

Impairment Related to Credit Loss Recognized on Securities in Other Noninterest Income and all Other Factors Recognized In AOCI

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the six months ended June 30, 2011 are as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	3,354	502	3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Reduction for securities on which a reduction in value was taken against earnings (1)	(4,039)	—	(4,039)
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, June 30, 2011	—	—	—

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the years ended December 31, 2011 and 2010 is as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	$3,354	$502	$3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, December 31, 2011	$4,039	$—	$4,039

Balance, January 1, 2010	$1,577	$1,661	$3,238
Additional charges on securities for which OTTI was previously recognized	1,777	(1,111)	666
Accretion of impairment related to all other factors	—	(48)	(48)

Balance, December 31, 2010	$3,354	$502	$3,856

Interest and Dividend Income on Investment Securities

During the three and six months ended June 30, 2012 and 2011, interest and dividend income on investment securities was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Interest income on available for sale securities	$18,728	$27,457	$37,599	$53,085
Interest income on held to maturity securities	1,409	1,637	2,809	2,009
Other interest and dividend income	562	239	840	483

	$20,699	$29,333	$41,248	$55,577

During the years ended December 31, 2011, 2010 and 2009, respectively, interest and dividend income on investment securities is comprised of the following:

	2011	2010	2009
Interest income on available for sale securities	$101,066	$157,388	$128,616
Interest income on held to maturity securities	4,988	1,565	961
Dividend income on FHLB stock	775	445	275
Interest income on other investment securities	21	19	28
Interest income on trading account securities	—	—	425

	$106,850	$159,417	$130,305

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturities are shown below. Actual maturities may differ from contractual maturities because the issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed separately in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value	Yield
Available for sale:
ABS securities
After ten years	$10,573	$7,477	1.23%
Residential CMO securities—agency	96	104	6.14%
Residential CMO securities—nonagency	1,919,046	1,895,818	3.95%
Residential MBS—agency	317	338	4.39%
Equity securities	77	185

	1,930,109	1,903,922

Held to maturity:
Corporate securities
After ten years	10,504	7,921	3.79%
Residential CMO securities—agency	159,882	165,833	3.14%
Residential MBS—agency	19,132	20,596	4.65%

	189,518	194,350

	$2,119,627	$2,098,272

Schedule of Other Investments Not Readily Marketable

Other Investments—Other investments as of December 31, 2011 and 2010 are as follows:

	2011	2010
FHLB stock	$96,371	$95,550
Reverse repurchase agreements	—	25,000
Other	2,021	8,506

Total	$98,392	$129,056

Loans Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans Held For Sale

Loans held for sale as of June 30, 2012 and December 31, 2011, consist of the following:

	June 30, 2012	December 31, 2011
Government insured pool buyouts	$1,972,701	$1,939,114
Mortgage warehouse (carried at fair value)	1,105,985	761,818
Other	99,911	24,354

Total loans held for sale	$3,178,597	$2,725,286

Loans held for sale as of December 31, 2011 and 2010, consist of the following:

	2011	2010
Residential mortgages	$2,709,825	$1,222,529
Commercial and commercial real estate	15,461	15,136

	$2,725,286	$1,237,665

Schedule of Cash Flows Between Transferee and Transferor

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Proceeds received from new securitizations	$1,869,387	$623,915	$3,790,357	$2,053,036
Net fees paid to agencies	15,910	6,551	27,662	17,721
Servicing fees collected	2,448	1,352	3,203	2,035
Repurchased loans	2,045	2,503	3,516	3,350

The following is a summary of cash flows between the Company and the agencies for securitized loans for the years ended December 31, 2011 and 2010:

	2011	2010
Proceeds received from new securitizations	$5,037,329	$5,080,174
Net fees paid to agencies	37,438	32,649
Servicing fees collected	7,744	7,578
Repurchased loans	9,149	3,497

Loans and Leases Held for Investment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

Loans and leases held for investment as of June 30, 2012 and December 31, 2011 are comprised of the following:

	June 30, 2012	December 31, 2011
Residential mortgages	$5,060,942	$4,556,841
Commercial and commercial real estate	1,846,689	1,165,384
Lease financing receivables	681,205	588,501
Home equity lines	188,820	200,112
Consumer and credit card	7,774	8,443

Total loans and leases held for investment, net of discounts	7,785,430	6,519,281
Allowance for loan and lease losses	(77,393)	(77,765)

Total loans and leases held for investment, net	$7,708,037	$6,441,516

Loans and leases held for investment as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Residential mortgages	$4,556,841	$4,182,785
Commercial and commercial real estate	1,165,384	1,230,128
Lease financing receivables	588,501	451,443
Home equity lines	200,112	224,627
Consumer and credit card	8,443	10,285

	6,519,281	6,099,268
Allowance for loan and lease losses	(77,765)	(93,689)

	$6,441,516	$6,005,579

Net Purchase Loan And Lease Premiums (Discounts)/Net Deferred Loan And Lease Origination Costs (Fees)

As of June 30, 2012 and December 31, 2011, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	June 30, 2012	December 31, 2011
Net purchased loan and lease discounts	$180,779	$237,170
Net deferred loan and lease origination costs	20,366	19,057

As of December 31, 2011 and 2010, the carrying values presented above include net purchase loan and lease discounts and net deferred loan and lease origination costs as follows:

	2011	2010
Net purchase loan and lease discounts	$237,170	$393,014
Net deferred loan and lease origination costs	19,057	10,861

Acquired Portfolio of Loans/Leases with Evidence of Credit Deterioration

Information pertaining to the ACI portfolio as of June 30, 2012 and December 31, 2011 is as follows:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Carrying value, net of allowance	$557,008	$488,833	$1,045,841
Outstanding unpaid principal balance or contractual net investment	613,623	508,605	1,122,228
Allowance for loan and lease losses, beginning of year	11,638	4,351	15,989
Allowance for loan and lease losses, end of period	15,828	4,490	20,318

	Bank of Florida	Tygris	Other Acquired Loans	Total
December 31, 2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989

Acquisition date details of loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	2011	2010
	Total	Bank of Florida	TCFG	Other Acquired Loans	Total
Contractual payments receivable for acquired loans and leases at acquisition	$435,941	$1,310,686	$122,588	$123,282	$1,556,556
Expected cash flows for acquired loans and leases at acquisition	245,654	996,292	44,918	98,549	1,139,759
Basis in acquired loans and leases at acquisition	225,002	807,014	38,794	87,768	933,576

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

Information pertaining to the acquired portfolio of loans and leases with evidence of credit deterioration as of December 31, 2011 and 2010 is as follows:

	Bank of Florida	TCFG	Other Acquired Loans	Total
2011
Carrying value, net of allowance	$621,116	$—	$522,071	$1,143,187
Outstanding unpaid principal balance or contractual net investment	685,967	—	543,240	1,229,207
Allowance for loan and lease losses, beginning of year	6,189	97	3,695	9,981
Allowance for loan and lease losses, end of year	11,638	—	4,351	15,989
2010
Carrying value, net of allowance	$756,835	$6,742	$437,186	$1,200,763
Outstanding unpaid principal balance or contractual net investment	907,678	43,678	449,267	1,400,623
Allowance for loan and lease losses, beginning of year	—	—	1,533	1,533
Allowance for loan and lease losses, end of year	6,189	97	3,695	9,981

Schedule Of Changes In Accretable Yields Of Acquired Loans

The following is a summary of the accretable yield activity for the ACI loans during the six months ended June 30, 2012 and 2011:

	Bank of Florida	Other Acquired Loans	Total
June 30, 2012
Balance, beginning of period	$141,750	$65,973	$207,723
Accretion	(18,614)	(12,611)	(31,225)
Reclassifications (from) to accretable yield	(10,723)	1,446	(9,277)

Balance, end of period	$112,413	$54,808	$167,221

	Bank of Florida	Tygris	Other Acquired Loans	Total
June 30, 2011
Balance, beginning of period	$198,633	$9,745	$44,603	$252,981
Additions	—	—	17,295	17,295
Accretion	(24,188)	(2,391)	(5,618)	(32,197)
Reclassifications (from) to accretable yield	(4,587)	1,989	236	(2,362)
Transfer to cost recovery	—	(6,678)	—	(6,678)

Balance, end of period	$169,858	$2,665	$56,516	$229,039

The following is a summary of the accretable yield activity for the loans and leases acquired with evidence of credit deterioration during the years ended December 31, 2011 and 2010:

	Bank of Florida	TCFG	Other Acquired Loans	Total
Balance, January 1, 2010	$—	$—	$49,976	$49,976
Additions	189,271	6,124	10,780	206,175
Accretion	(30,188)	(4,705)	(16,296)	(51,189)
Reclassifications to accretable yield	39,550	8,326	143	48,019

Balance, December 31, 2010	$198,633	$9,745	$44,603	$252,981
Additions	—	—	20,652	20,652
Accretion	(45,913)	(3,371)	(15,487)	(64,771)
Reclassifications (from) to accretable yield	(10,970)	2,567	23,912	15,509
Transfer from loans held for investment to loans held for sale	—	—	(7,707)	(7,707)
Transfer to cost recovery	—	(8,941)	—	(8,941)

Balance, December 31, 2011	$141,750	$—	$65,973	$207,723

Covered Loans and Leases Recorded Investment

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of June 30, 2012 and December 31, 2011:

	Bank of Florida	Tygris	Total
June 30, 2012
Residential mortgages	$71,153	$—	$71,153
Commercial and commercial real estate	513,867	—	513,867
Lease financing receivables	—	122,633	122,633
Home equity lines	18,150	—	18,150
Consumer and credit card	1,905	—	1,905

Total recorded investment of covered loans and leases	$605,075	$122,633	$727,708

December 31, 2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment of covered loans and leases	$665,021	$176,125	$841,146

The following is a summary of the recorded investment of major categories of covered loans and leases outstanding as of December 31, 2011 and 2010:

	Bank of Florida	TCFG	Total
2011
Residential mortgages	$74,580	$—	$74,580
Commercial and commercial real estate	569,014	—	569,014
Lease financing receivables	—	176,125	176,125
Home equity lines	19,082	—	19,082
Consumer and credit card	2,345	—	2,345

Total recorded investment for covered loans and leases	$665,021	$176,125	$841,146

2010
Residential mortgages	$87,771	$—	$87,771
Commercial and commercial real estate	706,608	—	706,608
Lease financing receivables	—	334,234	334,234
Home equity lines	23,236	—	23,236
Consumer and credit card	4,581	—	4,581

Total recorded investment for covered loans and leases	$822,196	$334,234	$1,156,430

Schedule of Lease Financing Receivables

Lease Financing Receivables—Lease financing receivables are collateralized by a secured interest in the equipment and, in certain circumstances, additional collateral and/or guarantees. As of December 31, 2011 and 2010, the components of net lease financing receivables are as follows:

	2011	2010
Lease financing receivables	$685,836	$650,084
Residuals	41,157	48,797
Unearned income	(84,523)	(97,718)

Lease financing receivables, net of unearned income	642,470	601,163
Net deferred lease origination costs	10,788	4,667
Purchased lease discounts	(64,757)	(154,387)

	588,501	451,443
Allowance for loan and lease losses	(3,766)	(2,454)

Lease financing receivables, net	$584,735	$448,989

Schedule of Future Minimum Lease Payments for Capital Leases

The following is a schedule of future minimum lease payments to be received on leases held for investment at December 31, 2011:

2012	$254,290
2013	193,786
2014	120,486
2015	70,016
2016	34,280
Thereafter	12,978

$685,836

Concentration of Credit Risk for Loan Portfolio

The five highest concentration percentages by state for each category of the Company’s loan and lease portfolio and the corresponding states’ percentages of the United States (U.S.) population at December 31, 2011 are as follows:

	Percentage of Loan Portfolio
	Residential Mortgages	Commercial and Commercial Real Estate	Leases	% of U.S. Population
California	18%		14%	12%
Florida	13	81%	8	6
Texas	10	5	12	8
New York	7		7	6
New Jersey	5			3
North Carolina		1		3
Washington		1		2
Illinois			7	4
Georgia		2		3

Allowance for Loan and Lease Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent

Changes in the allowance for loan and lease losses for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$40,739	$31,391	$3,344	$2,632	$148	$78,254
Provision for loan and lease losses	957	1,958	1,704	1,085	53	5,757
Charge-offs	(4,139)	(1,710)	(917)	(484)	(40)	(7,290)
Recoveries	162	411	29	55	15	672

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Three Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$57,275	$27,473	$1,134	$3,630	$147	$89,659
Provision for loan and lease losses	2,597	2,582	1,699	2,116	10	9,004
Charge-offs	(5,406)	(1,825)	(1,032)	(1,144)	(138)	(9,545)
Recoveries	6	65	5	10	5	91

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

	Six Months Ended June 30, 2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$43,454	$28,209	$3,766	$2,186	$150	$77,765
Provision for loan and lease losses	4,793	7,266	2,427	2,578	48	17,112
Charge-offs	(10,833)	(4,004)	(2,098)	(1,592)	(51)	(18,578)
Recoveries	305	579	65	116	29	1,094

Balance, end of period	$37,719	$32,050	$4,160	$3,288	$176	$77,393

	Six Months Ended June 30, 2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of period	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate	10,154	(682)	(802)	(6,323)	(440)	1,907
Provision for loan and lease losses	12,367	5,813	3,269	3,333	345	25,127
Charge-offs	(14,644)	(10,913)	(3,128)	(3,316)	(140)	(32,141)
Recoveries	11	587	13	11	5	627

Balance, end of period	$54,472	$28,295	$1,806	$4,612	$24	$89,209

Changes in the allowance for loan and lease losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate (see Note 1)	10,154	(682)	(802)	(6,323)	(440)	1,907
Transfers to loans held for sale (see Note 7)	(397)	—	—	—	—	(397)
Provision for loan and lease losses	23,731	12,819	7,369	3,384	494	47,797
Charge-offs	(36,664)	(19,446)	(5,371)	(5,806)	(193)	(67,480)
Recoveries	46	2,028	116	24	35	2,249

Balance, end of year	$43,454	$28,209	$3,766	$2,186	$150	$77,765

	2010	2009
Balance, beginning of year	$93,178	$32,653
Provision for loan and lease losses	79,341	121,912
Charge-offs	(80,098)	(61,656)
Recoveries	1,268	269

Balance, end of year	$93,689	$93,178

Allowance for Credit Losses on Financing Receivables

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of June 30, 2012 and December 31, 2011:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$7,571	$24,545	$5,603	$37,719
Commercial and commercial real estate	4,243	13,092	14,715	32,050
Lease financing receivables	—	4,160	—	4,160
Home equity lines	—	3,288	—	3,288
Consumer and credit card	—	176	—	176

Total allowance for loan and lease losses	$11,814	$45,261	$20,318	$77,393

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
June 30, 2012
Residential mortgages	$89,791	$4,398,143	$573,008	$5,060,942
Commercial and commercial real estate	107,468	1,246,070	493,151	1,846,689
Lease financing receivables	—	681,205	—	681,205
Home equity lines	—	188,820	—	188,820
Consumer and credit card	—	7,774	—	7,774

Total loans and leases held for investment	$197,259	$6,522,012	$1,066,159	$7,785,430

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

Total allowance for loan and lease losses	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
December 31, 2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

Total loans and leases held for investment	$233,287	$5,126,818	$1,159,176	$6,519,281

The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of December 31, 2011 and 2010:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$7,436	$30,554	$5,464	$43,454
Commercial and commercial real estate	6,021	11,663	10,525	28,209
Lease financing receivables	—	3,766	—	3,766
Home equity lines	—	2,186	—	2,186
Consumer and credit card	—	150	—	150

	$13,457	$48,319	$15,989	$77,765

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2011
Residential mortgages	$90,927	$3,852,119	$613,795	$4,556,841
Commercial and commercial real estate	142,360	477,643	545,381	1,165,384
Lease financing receivables	—	588,501	—	588,501
Home equity lines	—	200,112	—	200,112
Consumer and credit card	—	8,443	—	8,443

	$233,287	$5,126,818	$1,159,176	$6,519,281

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$6,879	$36,010	$3,695	$46,584
Commercial and commercial real estate	9,703	17,598	6,189	33,490
Lease financing receivables	—	2,357	97	2,454
Home equity lines	—	10,907	—	10,907
Consumer and credit card	—	254	—	254

	$16,582	$67,126	$9,981	$93,689

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Loans and Leases Acquired with Deteriorated Credit Quality	Total
2010
Residential mortgages	$69,792	$3,584,341	$528,652	$4,182,785
Commercial and commercial real estate	186,112	368,763	675,253	1,230,128
Lease financing receivables	—	444,604	6,839	451,443
Home equity lines	—	224,627	—	224,627
Consumer and credit card	—	10,285	—	10,285

	$255,904	$4,632,620	$1,210,744	$6,099,268

Financing Receivable Credit Quality Indicators

The following tables present the recorded investment for loans and leases by credit quality indicator as of June 30, 2012 and December 31, 2011:

	Performing	Non-performing	Total
June 30, 2012
Residential mortgages:
Residential	$4,226,940	$65,080	$4,292,020
Government insured pool buyouts	618,882	150,040	768,922
Lease financing receivables	679,910	1,295	681,205
Home equity lines	184,564	4,256	188,820
Consumer and credit card	7,202	572	7,774

Total	$5,717,498	$221,243	$5,938,741

	Pass	Special Mention	Substandard	Doubtful	Total
June 30, 2012
Commercial and commercial real estate:
Commercial	$780,343	$5	$12,619	$4,688	$797,655
Commercial real estate	690,940	72,466	285,628	—	1,049,034

Total commercial and commercial real estate	$1,471,283	$72,471	$298,247	$4,688	$1,846,689

	Performing	Non- performing	Total
December 31, 2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

Total	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

Total commercial and commercial real estate	$791,356	$79,912	$288,935	$5,181	$1,165,384

The following tables present the recorded investment for loans and leases by credit quality indicator as of December 31, 2011 and 2010:

	Performing	Non- Performing	Total
2011
Residential mortgages:
Residential	$3,655,884	$71,658	$3,727,542
Government insured pool buyouts	649,391	179,908	829,299
Lease financing receivables	586,116	2,385	588,501
Home equity lines	195,861	4,251	200,112
Consumer and credit card	8,024	419	8,443

	$5,095,276	$258,621	$5,353,897

	Pass	Special Mention	Substandard	Doubtful	Total
2011
Commercial and commercial real estate:
Commercial	$151,473	$1,527	$18,279	$4,136	$175,415
Commercial real estate	639,883	78,385	270,656	1,045	989,969

	$791,356	$79,912	$288,935	$5,181	$1,165,384

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

	Performing	Non- Performing	Total
2010
Residential mortgages:
Residential	$2,739,262	$51,250	$2,790,512
Government insured pool buyouts	984,263	408,010	1,392,273
Lease financing receivables	447,602	3,841	451,443
Home equity lines	222,207	2,420	224,627
Consumer and credit card	9,365	920	10,285

	$4,402,699	$466,441	$4,869,140

	Pass	Special Mention	Substandard	Doubtful	Total
2010
Commercial and commercial real estate:
Commercial	$88,749	$897	$15,061	$—	$104,707
Commercial real estate	731,786	72,267	315,590	5,778	1,125,421

	$820,535	$73,164	$330,651	$5,778	$1,230,128

Past Due Financing Receivables

The following tables present an aging analysis of the recorded investment for loans and leases by class as of June 30, 2012 and December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans Held for Investment Excluding ACI
June 30, 2012
Residential mortgages:
Residential	$15,379	$8,557	$65,080	$89,016	$4,076,360	$4,165,376
Government insured pool buyouts	19,764	10,977	150,040	180,781	141,777	322,558
Commercial and commercial real estate:
Commercial	273	138	4,155	4,566	773,208	777,774
Commercial real estate	3,687	—	28,640	32,327	543,437	575,764
Lease financing receivables	3,092	531	447	4,070	677,135	681,205
Home equity lines	1,312	1,894	4,256	7,462	181,358	188,820
Consumer and credit card	142	85	231	458	7,316	7,774

Total loans and leases held for investment	$43,649	$22,182	$252,849	$318,680	$6,400,591	$6,719,271

December 31, 2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

Total loans and leases held for investment	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

The following tables present an aging analysis of the recorded investment for loans and leases by class as of December 31, 2011 and 2010:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater	Total Past Due	Current	Total Loans Held for Investment Excluding ASC 310-30
2011
Residential mortgages:
Residential	$16,966	$12,673	$71,658	$101,297	$3,487,525	$3,588,822
Government insured pool buyouts	23,396	17,909	179,908	221,213	133,011	354,224
Commercial and commercial real estate:
Commercial	—	32	10,751	10,783	137,216	147,999
Commercial real estate	2,117	4,450	48,611	55,178	416,826	472,004
Lease financing receivables	3,394	971	962	5,327	583,174	588,501
Home equity lines	1,953	498	4,251	6,702	193,410	200,112
Consumer and credit card	106	50	233	389	8,054	8,443

	$47,932	$36,583	$316,374	$400,889	$4,959,216	$5,360,105

2010
Residential mortgages:
Residential	$17,975	$15,979	$51,250	$85,204	$2,619,781	$2,704,985
Government insured pool buyouts	80,386	58,427	408,010	546,823	402,326	949,149
Commercial and commercial real estate:
Commercial	3,253	721	7,801	11,775	39,594	51,369
Commercial real estate	1,051	401	86,725	88,177	415,328	503,505
Lease financing receivables	2,784	1,053	3,841	7,678	436,926	444,604
Home equity lines	1,794	545	2,420	4,759	219,868	224,627
Consumer and credit card	141	230	920	1,291	8,994	10,285

	$107,384	$77,356	$560,967	$745,707	$4,142,817	$4,888,524

Impaired Financing Receivables

The following tables present the recorded investment and the related allowance for impaired loans as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$69,852	$7,571	$74,189	$7,436
Commercial and commercial real estate:
Commercial	8,101	262	4,697	779
Commercial real estate	27,253	3,981	37,189	5,242

Total impaired loans with an allowance recorded	$105,206	$11,814	$116,075	$13,457

Without a related allowance recorded:
Residential mortgages:
Residential	$19,939	$—	$16,738	$—
Commercial and commercial real estate:
Commercial	—	—	9,814	—
Commercial real estate	72,114	—	90,661	—

Total impaired loans without an allowance recorded	$92,053	$—	$117,213	$—

The following table presents the average investment and interest income recognized on impaired loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,238	$654	$82,849	$642
Commercial and commercial real estate:
Commercial	8,480	12	1,277	12
Commercial real estate	108,857	468	144,327	604

Total impaired loans	$208,575	$1,134	$228,453	$1,258

	Six Months Ended
	June 30, 2012		June 30, 2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$91,134	$1,314	$77,417	$1,165
Commercial and commercial real estate:
Commercial	10,490	35	1,312	23
Commercial real estate	115,188	1,026	157,167	950

Total impaired loans	$216,812	$2,375	$235,896	$2,138

The following tables present the recorded investment and the related allowance for impaired loans as of December 31, 2011 and 2010:

	2011		2010
	Recorded Investment	Related Allowance	Recorded Investment	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$74,189	$7,436	$41,268	$6,879
Commercial and commercial real estate:
Commercial	4,697	779	—	—
Commercial real estate	37,189	5,242	54,365	9,703

	$116,075	$13,457	$95,633	$16,582

Without a related allowance recorded:
Residential mortgages:
Residential	$16,738	$—	$28,524	$—
Commercial and commercial real estate:
Commercial	9,814	—	1,379	—
Commercial real estate	90,661	—	130,368	—

	$117,213	$—	$160,271	$—

The following table presents the average investment and interest income recognized on impaired loans for the year ended December 31, 2011:

	2011
	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$87,037	$1,696
Commercial and commercial real estate:
Commercial	7,945	361
Commercial real estate	156,292	2,748

	$251,274	$4,805

Schedule of Financing Receivables, Non Accrual Status

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of June 30, 2012 and December 31, 2011:

	June 30, 2012		December 31, 2011
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$65,080	$—	$71,658	$—
Government insured pool buyouts	—	150,040	—	179,908
Commercial and commercial real estate:
Commercial	6,732	—	12,294	—
Commercial real estate	89,342	—	86,772	—
Lease financing receivables	1,295	—	2,385	—
Home equity lines	4,256	—	4,251	—
Consumer and credit card	572	—	419	—

Total nonaccrual loans and leases	$167,277	$150,040	$177,779	$179,908

The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of December 31, 2011 and 2010:

	2011		2010
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$71,658	$—	$51,250	$—
Government insured pool buyouts	—	179,908	—	408,010
Commercial and commercial real estate:
Commercial	12,294	—	8,019	—
Commercial real estate	86,772	—	142,472	—
Lease financing receivables	2,385	—	3,755	86
Home equity lines	4,251	—	2,420	—
Consumer and credit card	419	—	920	—

	$177,779	$179,908	$208,836	$408,096

Troubled Debt Restructurings on Financing Receivables

The following is a summary of information relating to modifications considered to be TDRs for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	17	$7,693	$7,705	33	$13,707	$13,726
Commercial and commercial real estate:
Commercial	1	—	—	4	2,954	2,954
Commercial real estate	7	13,066	13,066	13	21,307	21,307

Total	25	$20,759	$20,771	50	$37,968	$37,987

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	39	$16,120	$16,140	81	$34,444	$34,502
Commercial and commercial real estate:
Commercial	2	233	233	3	2,851	2,851
Commercial real estate	4	5,579	5,579	17	8,515	8,515

Total	45	$21,932	$21,952	101	$45,810	$45,868

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30, 2012		Six Months Ended June 30, 2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	8	$2,965	9	$3,111
Commercial and commercial real estate:
Commercial	1	860	1	860
Commercial real estate	1	3,687	1	3,687

Total	10	$7,512	11	$7,658

	Three Months Ended June 30, 2011		Six Months Ended June 30, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	7	$3,287	15	$4,619
Commercial and commercial real estate:
Commercial	1	230	3	2,952
Commercial real estate	1	29	1	29

Total	9	$3,546	19	$7,600

The recorded investment of TDRs as of June 30, 2012 and December 31, 2011 are summarized as follows:

	June 30, 2012	December 31, 2011
Loan Type:
Residential mortgages	$89,791	$90,927
Commercial and commercial real estate	66,810	61,481

Total recorded investment of TDRs	$156,601	$152,408

Accrual Status:
Current	$87,557	$85,905
30-89 days past-due accruing	5,909	6,723
90+ days past-due accruing	—	—
Nonaccrual	63,135	59,780

Total recorded investment of TDRs	$156,601	$152,408

TDRs classified as impaired loans	$156,601	$152,408
Valuation allowance on TDRs	10,322	9,743

The following is a summary of information relating to modifications considered to be TDRs for the year ended December 31, 2011:

	2011
	Number of Contracts	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
Residential mortgages:
Residential	136	$57,157	$57,244
Commercial and commercial real estate:
Commercial	5	6,550	6,550
Commercial real estate	16	10,943	10,943

	157	$74,650	$74,737

Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.

The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the year ended December 31, 2011 are as follows:

	2011
	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	23	$8,650
Commercial and commercial real estate:
Commercial	3	6,970
Commercial real estate	7	5,486

	33	$21,106

The carrying amounts of TDRs as of December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Loan Type:
Residential mortgages	$90,927	$59,979
Commercial and commercial real estate	61,481	76,109

	$152,408	$136,088

Accrual Status:
Current	$85,905	$62,253
30-89 days past-due accruing	6,723	7,920
90+ days past-due accruing	—	—
Nonaccrual	59,780	65,915

	$152,408	$136,088

TDRs classified as impaired loans	$152,408	$136,088
Valuation allowance on TDRs	9,743	10,264

Servicing Activities and Mortgage Servicing Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Servicing Assets at Amortized Value

A summary of MSR activities for the three and six months ended June 30, 2012 and 2011 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Balance, beginning of period	$462,420	$568,645	$489,496	$573,196
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657
Amortization	(34,142)	(21,429)	(63,481)	(44,217)
Increase in valuation allowance	(30,135)	—	(45,279)	—
Other	(679)	(938)	(1,801)	(2,317)

Balance, end of period	$415,962	$553,319	$415,962	$553,319

Valuation Allowance:
Balance, beginning of period	$54,599		$39,455
Increase in valuation allowance	30,135		45,279

Balance, end of period	$84,734		$84,734

A summary of MSR activities for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$573,196	$503,646	$355,970
Acquired servicing rights	—	92,588	126,737
Originated servicing rights capitalized upon sale of loans	56,268	71,804	86,735
Amortization	(96,022)	(93,147)	(65,464)
Valuation allowance	(39,455)	—	—
Other	(4,491)	(1,695)	(332)

Balance, end of year	$489,496	$573,196	$503,646

Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement

For loans securitized and sold for the three and six months ended June 30, 2012 and 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

	Three Months Ended June 30, 2012			Six Months Ended June 30, 2012
Average discount rates	8.77%	-	8.88%	8.60%	-	9.14%
Expected prepayment speeds	10.50%	-	12.07%	10.13%	-	14.62%
Weighted-average life in years	6.03	-	6.65	5.46	-	6.70

	Three Months Ended June 30, 2011			Six Months Ended June 30, 2011
Average discount rates	8.55%	-	8.80%	8.04%	-	8.80%
Expected prepayment speeds	9.79%	-	15.97%	7.33%	-	15.97%
Weighted-average life in years	5.05	-	6.64	5.05	-	8.14

For loans securitized and sold in 2011 with servicing retained, management used the following assumptions to determine the fair value of MSR at the date of securitization:

2011
Average discount rates	8.04% - 9.47%
Expected prepayment speeds	7.33% - 15.97%
Weighted-average life in years	5.05 - 8.14

Fair Value Inputs, Assets, Quantitative Information

The characteristics used in estimating the fair value of the MSR portfolio at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Unpaid principal balance	$45,146,000	$47,818,000
Gross weighted-average coupon	4.81%	4.98%
Weighted-average servicing fee	0.30%	0.31%
Expected prepayment speed (1)	13.89%	12.74%

(1)

The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
FDIC clawback liability	$46,738	Discounted cash flow	Servicing cost	$6,272 - $14,219(1)
Indemnification asset	$9,383	Discounted cash flow	Reinstatement rate	5.96% - 67.90%(2)
			Loss duration (in months)	8 - 45(2)
			Loss severity(3)	2.37% - 16.64%(2)

(1)	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
(2)	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
(3)	Loss severity represents the interest loss severity as a percentage of UPB.

The characteristics used in estimating the fair value of the loan servicing portfolio at December 31, 2011 and 2010 are as follows:

	2011	2010
Unpaid principal balance	$53,066,000	$56,365,000
Gross weighted-average coupon	4.98%	5.13%
Weighted-average servicing fee	0.31%	0.32%
Estimated prepayment speed	12.74%	11.64%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets

A sensitivity analysis of the Company’s fair value of mortgage servicing rights to hypothetical adverse changes of 10% and 20% to the weighted-average of certain key assumptions as of June 30, 2012 and December 31, 2011 is presented below.

	June 30, 2012	December 31, 2011
Prepayment Rate
10% adverse rate change	$24,139	$26,955
20% adverse rate change	46,249	51,872
Discount Rate
10% adverse rate change	15,088	18,306
20% adverse rate change	29,127	35,336

Loan Servicing Income

Components of loan servicing fee income for the three and six months ended June 30, 2012 and 2011 are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Contractually specified service fees, net	$33,686	$37,563	$69,071	$75,613
Other ancillary fees	8,247	8,678	17,866	19,005
Other	550	516	1,102	1,015

	$42,483	$46,757	$88,039	$95,633

Components of loan servicing fee income for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Contractually specified service fees, net	$149,065	$157,961	$114,012
Other ancillary fees	38,233	50,470	41,012
Other	2,141	2,413	2,660

	$189,439	$210,844	$157,684

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted earnings per common share for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income	$11,172	$21,795	$23,018	$31,211
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)

Net income allocated to common shareholders	$9,487	$17,378	$15,354	$24,387

(Units in Thousands)
Average common shares outstanding	100,779	74,792	88,454	74,764
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460
Nonvested stock	265	354	269	396

Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620

Basic earnings per share	$0.09	$0.23	$0.17	$0.33
Diluted earnings per share	$0.09	$0.23	$0.17	$0.32

The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Net income attributable to the Company from continuing operations	$52,729	$188,900	$53,537
Less distributed and undistributed income from continuing operations allocated to participating preferred stock	(11,218)	(44,120)	(19,615)

Net income from continuing operations allocated to common shareholders	41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes	—	—	(121)

Net income allocated to common shareholders	$41,511	$144,780	$33,801

(Units in Thousands)
Average common shares outstanding	74,892	72,479	42,126
Common share equivalents:
Stock options	2,209	1,674	810
Nonvested stock	405	436	363

Average common shares outstanding, assuming dilution	77,506	74,589	43,299

Net income per common share, basic Continuing operations	$0.55	$2.00	$0.80
Net income per common share, assuming dilution Continuing operations	$0.54	$1.94	$0.78

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Common shares attributed to these antidilutive securities had these securities been exercised or converted as of June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627

Common shares attributed to these antidilutive securities had these securities been exercised or converted at December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Stock Options	5,160,127	4,525,440	5,997,510

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair values are derived using the valuation techniques described in Note 13. The total notional or contractual amounts and fair values as of June 30, 2012 and December 31, 2011 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
June 30, 2012
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,003,000	$—	$146,541

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	2,154,183	16,661	1,505
Forward and optional forward sales commitments	2,602,404	3,272	19,581
Foreign exchange contracts	1,005,432	11,987	7,924
Equity, foreign currency, commodity and metals indexed options	215,325	17,533	—
Options embedded in customer deposits	214,623	—	17,379
Indemnification assets	369,215	9,383	—

Total freestanding derivatives		58,836	46,389

Total derivatives		$58,836	$192,930

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
December 31, 2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges:
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives:
Interest rate lock commitments	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Indemnification assets	482,094	8,540	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

The total notional or contractual amounts and fair values as of December 31, 2011 and 2010 are as follows:

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2011
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$1,153,000	$—	$133,897

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	828,866	8,059	126
Forward sales commitments	1,278,899	1,140	13,340
Interest rate swaps	18,000	—	831
Foreign exchange contracts	1,114,838	9,494	16,293
Equity, foreign currency, commodity and metals indexed options	220,465	20,460	—
Options embedded in customer deposits	218,514	—	20,192
Recourse commitment asset	204,501	8,540	—
Indemnification asset	277,593	—	—

Total freestanding derivatives		47,693	50,782

Total derivatives		$47,693	$184,679

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
2010
Qualifying hedge contracts accounted for under ASC 815, Derivatives and Hedging
Cash flow hedges (risk management hedges):
Forward interest rate swaps	$888,000	$1,893	$24,732

Derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging
Freestanding derivatives (economic hedges):
IRLCs	608,126	1,989	5,663
Forward sales commitments	1,366,401	27,682	2,490
Optional forward sales commitments	80,173	1,160	62
Interest rate swaps	18,000	—	217
Foreign exchange contracts	1,002,903	37,653	2,008
Equity, foreign currency, commodity and metals indexed options	165,740	28,131	—
Options embedded in customer deposits	164,909	—	27,862
Indemnification asset	497,903	8,680	—

Total freestanding derivatives		105,295	38,302

Total derivatives		$107,188	$63,034

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Activity for derivatives in cash flow hedge relationships for the three and six months ended June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Gains (losses), net of tax, recognized in AOCI (effective portion)	$(14,012)	$(8,340)	$(7,530)	$(12,291)
Reclassifications to interest expense (effective portion)	(1,964)	(1,768)	(3,674)	(3,797)
Pretax losses recognized in interest expense (ineffective portion)	(205)	(10)	(270)	(10)

Activity for derivatives in cash flow hedge relationships for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
(Losses) gains, net of tax, recognized in AOCI (effective portion)	$(68,660)	$(13,010)	$6,881
Pretax losses reclassified from AOCI to interest expense (effective portion)	(7,515)	(5,388)	(4,079)
Pretax gains (losses) recognized in interest expense (ineffective portion)	72	(4)	53

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table shows the net losses recognized for the three and six months ended June 30, 2012 and 2011 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification assets which are recognized in general and administrative expense.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Freestanding derivatives (economic hedges)
Gains (losses) on interest rate contracts (1)	$(36,358)	$(23,581)	$(48,188)	$(20,682)
Gains (losses) on indemnification assets (2)	570	—	843	(8,680)
Other	(49)	(44)	397	(44)

Total	$(35,837)	$(23,625)	$(46,948)	$(29,406)

(1)	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
(2)	Refer to Note 13 for a discussion of the indemnification asset.

The following table shows the net losses recognized for the years ended December 31, 2011, 2010 and 2009 in the consolidated statements of income related to derivatives not designated as hedging instruments under ASC 815, Derivatives and Hedging. These gains and losses are recognized in other noninterest income, except for the indemnification asset and the recourse commitment asset which are recognized in general and administrative expense.

	2011	2010	2009
Freestanding derivatives (economic hedges)
Losses on interest rate contracts	$(69,490)	$(50,728)	$(29,446)
Loss on indemnification asset	(8,680)	(22,023)	—
Other	(444)	—	24

	$(78,614)	$(72,751)	$(29,422)

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

As of June 30, 2012 and December 31, 2011, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Level 1	Level 2	Level 3	Total
June 30, 2012
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$77	$—	$77
Residential CMO securities—nonagency	—	1,842,331	—	1,842,331
Residential MBS—agency	—	281	—	281
Asset-backed securities	—	7,616	—	7,616
Equity securities	221	—	—	221

Total available for sale securities	221	1,850,305	—	1,850,526
Loans held for sale	—	1,105,985	—	1,105,985
Financial liabilities:
FDIC clawback liability	—	—	46,738	46,738
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(146,541)	—	(146,541)
Freestanding derivatives (Note 12)	4,063	(999)	9,383	12,447

	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

Total available for sale securities	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 12)	(6,799)	(4,830)	8,540	(3,089)

As of December 31, 2011 and 2010, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC Clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 24)	(6,799)	(4,830)	8,540	(3,089)

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2010
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$148	$—	$148
Residential CMO securities—nonagency	—	2,032,663	—	2,032,663
Residential MBS—agency	—	540	—	540
Asset-backed securities	—	8,128	—	8,128
Equity securities	126	—	—	126

	126	2,041,479	—	2,041,605
Loans held for sale	—	1,020,272	15,136	1,035,408
Financial liabilities:
FDIC Clawback liability	—	—	39,311	39,311
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(22,839)	—	(22,839)
Freestanding derivatives (Note 24)	35,645	22,399	8,949	66,993

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the three and six months ended June 30, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Three Months Ended June 30, 2012
Balance, beginning of period	$—	$(43,694)	$8,814
Total gains (losses) included in earnings for the period	—	(3,044)	569

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$—	$(3,044)	$569

Three Months Ended June 30, 2011
Balance, beginning of period	$15,049	$(39,628)	$221
Purchases	—	—	2,700
Issues	—	—	(2,739)
Settlements	(60)	—	35
Total gains (losses) included in earnings for the period	1,117	—	7

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,117	$—	$42

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Six Months Ended June 30, 2012
Balance, beginning of period	$15,462	$(43,317)	$8,539
Settlements	(623)	—	—
Transfers out of Level 3	(14,946)	—	—
Total gains (losses) included in earnings for the period	107	(3,421)	844

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$107	$(3,421)	$844

Six Months Ended June 30, 2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	4,075
Issues	—	—	(4,114)
Settlements	(137)	—	38
Total gains (losses) included in earnings for the period	1,107	(317)	(8,724)

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,107	$(317)	$(8,439)

(1)	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
(3)	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, January 1, 2009	$353,495	$8,896	$25,542	$—	$107
Purchases, sales, issuances, and settlements, net	1,140,286	(76)	(1,285)	—	59
Transfers from Level 3 measurements	—	—	(851)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	7,443	—	(1,467)	—	24
Included in other comprehensive income (loss)	31,419	(885)	—	—	—

Balance, December 31, 2009	1,532,643	7,935	21,939	—	190

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, December 31, 2009	1,532,643	7,935	21,939	—	190
Purchases, sales, issuances, and settlements, net	660,785	(15)	(2,038)	(37,592)	30,764
Transfers from Level 3 measurements	(2,215,306)	(7,889)	(2,100)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	21,938	—	(2,665)	(1,719)	(22,005)
Included in other comprehensive income (loss)	(60)	(31)	—	—	—

Balance, December 31, 2010	—	—	15,136	(39,311)	8,949
Purchases	—	—	—	—	13,902
Sales	—	—	—	—	—
Issuances	—	—	—	—	(5,344)
Settlements	—	—	(1,032)	—	(33)
Transfers from Level 3 measurements	—	—	—	—	(269)
Total net realized and unrealized gains (losses):
Included in earnings	—	—	1,358	(4,006)	(8,665)

Balance, December 31, 2011	$—	$—	$15,462	$(43,317)	$8,540

Fair Value, Option, Quantitative Disclosures

Following is information on loans held for sale reported under the fair value option at June 30, 2012 and December 31, 2011:

	Total	Nonaccrual
June 30, 2012
Fair value carrying amount	$1,105,985	$—
Aggregate unpaid principal balance	1,052,714	—

Fair value carrying amount less aggregate unpaid principal	$53,271	$—

December 31, 2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

Following is information on loans held for sale reported under the fair value option at December 31, 2011 and 2010:

	Total	Nonaccrual
2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

2010
Fair value carrying amount	$1,035,408	$2,072
Aggregate unpaid principal balance	1,031,429	2,533

Fair value carrying amount less aggregate unpaid principal	$3,979	$(461)

Fair Value Measurements, Nonrecurring

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at June 30, 2012 and December 31, 2011 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Change in Fair Value
June 30, 2012
Collateral-dependent loans	$—	$—	$29,582	$29,582	$1,999
Other real estate owned	—	1,200	19,734	20,934	3,885
Mortgage servicing rights (1)	—	—	373,735	373,735	30,135
December 31, 2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Other real estate owned	—	—	46,578	46,578	10,389
Mortgage servicing rights (1)	—	—	445,195	445,195	39,455

(1)	The fair value for mortgage servicing rights represents the value of the impaired strata.

The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2011, and 2010 and related loss amounts are as follows:

	Fair Value Measurements Using				Total Losses
	Level 1	Level 2	Level 3	Total
2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Mortgage servicing rights	—	—	445,195	445,195	39,455
Other real estate owned	—	—	46,578	46,578	10,389
2010
Investments held to maturity	$—	$—	$196	$196	$1,738
Collateral-dependent loans	—	—	116,421	116,421	27,651
Other real estate owned	—	—	26,903	26,903	6,701

Fair Value of Financial Instruments Measured at Fair Value on Nonrecurring Basis

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
Collateral-dependent loans	$29,582	Sales comparison approach	Appraisal value adjustment	0.0% – 67.0%(1)
Other real estate owned	$19,734	Sales comparison approach	Appraisal value adjustment	0.0% – 62.0%(1)
Mortgage servicing rights	$373,735	Discounted cash flow	Prepayment speed	16.3% 21.9%(2)
			Discount rate	9.2% 10.0%(3)

(1)	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
(2)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
(3)	The discount rate range represents the highest and lowest values for the impaired MSR strata.

Fair Value, by Balance Sheet Grouping

The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of June 30, 2012 and December 31, 2011. This table excludes financial instruments with a short-term or without a stated maturity, prevailing market rates and limited credit risk, where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	June 30, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$190,615	$196,382	$—	$196,382	$—
Loans held for sale (1)	2,072,612	2,171,991	—	2,171,991	—
Loans held for investment (2)	7,030,992	7,111,132	—	—	7,111,132
Financial liabilities:
Time deposits	$2,894,148	$2,930,669	$—	$2,930,669	$—
Other borrowings	2,503,636	2,545,991	—	2,545,991	—
Trust preferred securities	103,750	78,274	—	—	78,274

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Investment securities:
Held to maturity	$189,518	$194,350
Loans held for sale	2,725,286	2,811,917
Loans held for investment (2)	5,856,781	5,862,053
Financial liabilities:
Deposits	$10,265,763	$10,299,977
Other borrowings	1,257,879	1,215,209
Trust preferred securities	103,750	71,597

(1)	The carrying value of loans held for sale excludes $1,105,985 in loans measured at fair value on a recurring basis as of June 30, 2012.
(2)	The carrying value of loans held for investment is net of the allowance for loan loss of $73,233 and $73,999 as of June 30, 2012 and December 31, 2011, respectively. In addition, the carrying values exclude $677,045 and $584,735 of lease financing receivables as of June 30, 2012 and December 31, 2011, respectively.

As of December 31, 2011 and 2010, the carrying amount and estimated fair value of all financial instruments is disclosed as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$294,981	$294,981	$1,169,221	$1,169,221
Investment securities:
Available for sale	1,903,922	1,903,922	2,041,605	2,041,605
Held to maturity	189,518	194,350	32,928	31,824
Other investments	98,392	98,392	129,056	129,056
Loans held for sale	2,725,286	2,811,917	1,237,665	1,248,285
Loans held for investment	5,856,781	5,862,053	5,556,590	5,668,745

Financial liabilities:
Deposits	$10,265,763	$10,299,977	$9,683,054	$9,576,602
Clawback liability	43,317	43,317	39,311	39,311
Other borrowings	1,257,879	1,215,209	887,389	922,328
Trust preferred securities	103,750	71,597	113,750	79,073
Derivative financial instruments:
Cash flow hedges	(133,897)	(133,897)	(22,839)	(22,839)
Freestanding derivatives	(3,089)	(3,089)	66,993	66,993

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings

Net realized and unrealized gains (losses) included in income for the years ended December 31, 2011, 2010 and 2009, are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
2011
Net realized gains (losses)	$—	$—	$—	$(287)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	1,358	(4,006)	(8,378)

	$—	$1,358	$(4,006)	$(8,665)

2010
Net realized gains (losses)	$21,938	$(288)	$—	$(136)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(2,377)	(1,719)	(21,869)

	$21,938	$(2,665)	$(1,719)	$(22,005)

2009
Net realized gains (losses)	$7,443	$(354)	$—	$(59)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(1,113)	—	83

	$7,443	$(1,467)	$—	$24

Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Unfunded Credit Extension Commitments

Unfunded credit extension commitments at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Loan and lease commitments	$192,729	$108,631
Home equity lines of credit	38,367	45,345
Credit card lines of credit	29,346	26,807
Commercial lines of credit	544,095	68,158
Standby letters of credit	2,559	6,428

Total unfunded credit extension commitments	$807,096	$255,370

Unfunded credit extension commitments at December 31, 2011 and 2010 are as follows:

	2011	2010
Loan and lease commitments	$108,631	$66,816
Home equity lines of credit	45,345	52,974
Credit card lines of credit	26,807	21,153
Commercial lines of credit	68,158	27,332
Standby letters of credit	6,428	5,328

	$255,370	$173,603

Schedule of Future Minimum Rental Payments for Operating Leases	The future minimum lease payments for the leases at December 31, 2011, are as follows:

2012	$8,989
2013	6,741
2014	6,138
2015	5,602
2016	4,711
Thereafter	7,301

$39,482

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment

The results of each segment are reported on a continuing basis. The following table presents financial information of reportable segments as of and for the three and six months ended June 30, 2012 and 2011. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	As of and for the Three Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$114,801	$11,790		$(1,607)	$—	$124,984
Total net revenue	140,406	60,314	(1)	(1,613)	—	199,107
Intersegment revenue	(2,277)	2,277		—	—	—
Depreciation and amortization	7,080	409		1,798	—	9,287
Income before income taxes	59,819	(7,872	)(1)	(34,380)	—	17,567
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Three Months Ended June 30, 2011
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$105,107	$9,487	$(1,684)	$—	$112,910
Total net revenue	120,835	46,691	(1,683)	—	165,843
Intersegment revenue	(1,805)	1,805	—	—	—
Depreciation and amortization	3,104	540	1,541	—	5,185
Income before income taxes	66,386	(2,035)	(29,223)	—	35,128
Total assets	11,140,910	1,482,997	130,615	(234,348)	12,520,174

	As of and for the Six Months Ended June 30, 2012
	Banking and Wealth Management	Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$221,346	$22,286		$(3,025)	$—	$240,607
Total net revenue	272,179	118,683	(1)	(2,939)	—	387,923
Intersegment revenue	(4,901)	4,901		—	—	—
Depreciation and amortization	13,470	996		3,625	—	18,091
Income before income taxes	121,652	(22,394	)(1)	(63,051)	—	36,207
Total assets	13,327,046	1,902,152		124,406	(312,780)	15,040,824

	As of and for the Six Months Ended June 30, 2011
	Banking and Wealth Management		Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$211,032		$18,909	$(3,338)	$—	$226,603
Total net revenue	242,666		101,351	1,372	—	345,389
Intersegment revenue	(4,061)		4,061	—	—	—
Depreciation and amortization	5,662		1,098	2,883	—	9,643
Income before income taxes	111,251	(2)	(2,388)	(57,459)	—	51,404
Total assets	11,140,910		1,482,997	130,615	(234,348)	12,520,174

(1)	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012
(2)	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011

The following table presents financial information of reportable segments as of and for the years ended December 31, 2011, 2010 and 2009. The Eliminations column includes intersegment eliminations required for consolidation purposes.

	2011
	Banking and Wealth Management		Mortgage Banking		Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$419,415		$39,536		$(6,641)	$—	$452,310
Total net revenue	504,760	(1)	182,571	(1)	(1,918)	—	685,413
Intersegment revenue	(9,248)		9,248		—	—	—
Depreciation and amortization	15,923		2,063		6,169	—	24,155
Income before income taxes	241,146	(1)	(38,765	)(1)	(120,867)	—	81,514
Total assets	11,658,702	(1)	1,557,421		99,886	(274,331)	13,041,678

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

	2010
	Banking and Wealth Management		Mortgage Banking	Corporate Services		Eliminations	Consolidated
Net interest income (expense)	$434,811		$38,298	$(7,769)		$—	$465,340
Total net revenue	497,197		259,740	66,210	(2)	—	823,147
Intersegment revenue	(603)		603	—		—	—
Depreciation and amortization	7,945		2,272	4,671		—	14,888
Income before income taxes	233,521		32,313	(15,961	)(2)	—	249,873
Total assets	10,117,289	(2)	1,957,897	49,325		(116,625)	12,007,886

	2009
	Banking and Wealth Management	Mortgage Banking	Corporate Services	Eliminations	Consolidated
Net interest income (expense)	$253,352	$32,708	$(8,677)	$—	$277,383
Total net revenue	286,171	231,860	(8,550)	—	509,481
Intersegment revenue	9,383	(9,383)	—	—	—
Depreciation and amortization	2,661	2,526	4,029	—	9,216
Income before income taxes	85,300	77,065	(73,975)	—	88,390
Total assets	6,522,869	1,543,370	24,148	(30,208)	8,060,179

(1)	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
(2)	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

Premises and equipment at December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer hardware and software	$70,296	$65,151
Furniture	9,104	8,111
Leasehold improvements	7,852	7,567
Equipment	6,446	5,546
Building	1,250	—

	94,948	86,375
Less accumulated depreciation and amortization	(51,210)	(42,323)

	$43,738	$44,052

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Assets

Other assets at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Margin receivable	$170,656	$31,580
Servicing advances, net of allowance of $17,082 and $2,127, respectively	94,229	111,262
Accrued interest receivable	78,167	53,021
Foreclosure claims receivable, net of allowance of $2,537 and $3,091, respectively	69,572	99,991
Other real estate owned, net of valuation allowance of $15,031 and $10,408, respectively	62,120	56,616
Fair value of derivatives	47,693	98,509
Corporate advances	44,120	52,912
Prepaid assets	12,463	34,711
Goodwill	10,238	10,238
Intangible assets, net	7,404	8,621
Indemnification asset	—	8,680
Other	50,134	55,280

	$646,796	$621,421

Other Real Estate, Roll Forward

A summary of other real estate owned activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$56,616	$24,087	$18,010
Additions	65,230	80,801	32,713
Provision on OREO	(14,471)	(16,034)	(3,204)
Sales	(45,255)	(32,238)	(23,432)

Balance, end of year	$62,120	$56,616	$24,087

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill

The change in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
Balance, beginning of year	$10,238	$239
Additions	—	9,999

Balance, end of year	$10,238	$10,238

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The fair values assigned to finite-lived intangible assets at the date of acquisition are as follows:

	Fair Value at Acquisition Date	Weighted- Average Amortization Period (Years)
TCFG:
Technology platform	$4,137	6
Customer relationships	2,613	10
Operating lease intangible	(491)	1.5

	$6,259

Bank of Florida:
Core deposit premium	$3,200	7

	$3,200

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

Components of the finite-lived intangible assets and liabilities had the following carrying amounts and accumulated amortization at December 31, 2011 and 2010:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
2011
Technology platform	$4,137	$(1,322)	$2,815
Core deposit premium	3,200	(724)	2,476
Customer relationships	2,613	(500)	2,113
Operating lease intangible	(491)	491	—

	$9,459	$(2,055)	$7,404

2010
Technology platform	$4,137	$(632)	$3,505
Core deposit premium	3,200	(267)	2,933
Customer relationships	2,613	(239)	2,374
Operating lease intangible	(491)	300	(191)

	$9,459	$(838)	$8,621

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future estimated amortization expense for intangible assets is as follows:

2012	$1,408
2013	1,408
2014	1,408
2015	1,408
2016	776
Thereafter	996

$7,404

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deposits by Type

Deposits as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Noninterest-bearing demand	$1,234,615	$1,136,619
Interest-bearing demand	2,124,306	2,003,314
Market-based money market accounts	455,204	379,207
Savings and money market accounts, excluding market-based	3,759,045	3,457,351
Market-based time	901,053	854,388
Time, excluding market-based	1,791,540	1,852,175

	$10,265,763	$9,683,054

Schedule Of Time Deposit Contractual Maturities Table	Scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$1,852,747
2013	213,163
2014	91,679
2015	280,306
2016	208,579
2017	34,806
2018	—
2019	24,371

$2,705,651

Schedule of Deposits Denominated in Foreign Currency

A summary of foreign currency denominated deposits at December 31, 2011 and 2010 is as follows:

	2011	2010
Noninterest-bearing demand	$333	$953
Money market accounts	397,941	334,342
Time	694,154	700,066

	$1,092,428	$1,035,361

Schedule of Deposits Denominated in Foreign Currency by Currency

A summary of foreign currency denominated deposits by currency at December 31, 2011 and 2010 is as follows:

	2011	2010
Australian Dollar	$257,792	$236,074
Chinese Renminbi	119,852	99,382
Canadian Dollar	117,989	108,478
Norwegian Krone	115,368	104,029
Brazilian Real	98,544	99,600
Swiss Franc	94,077	88,286
Euro	62,883	89,631
New Zealand Dollar	59,185	65,782
Singapore Dollar	57,607	32,488
South African Rand	25,835	31,190
Other	83,296	80,421

	$1,092,428	$1,035,361

Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Borrowings by Type

Other borrowings at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively	$1,237,485	$866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively	20,394	20,714
Notes payable	—	20

	$1,257,879	$887,389

Schedule of Advances from Federal Home Loan Bank

Advances from the FHLB at December 31, 2011 and 2010 are as follows:

	2011	2010
Fixed-rate advances with a weighted-average interest rate of 2.45% and 3.63%, respectively	$846,786	$720,168
Convertible advances with a weighted-average fixed interest rate of 4.42% and 4.42%, respectively	44,000	44,000
Overnight advances with a weighted-average floating interest rate of 0.36% and 0.47%, respectively	345,500	100,000

	$1,236,286	$864,168

Schedule of Contractual Maturity Dates for Federal Home Loan Bank Advances	Contractual maturity dates for FHLB advances at December 31, 2011 are as follows:

2012	$692,428
2013	252,858
2014	100,000
2015	81,000
2016	80,000
2017	25,000
2018	—
2019	5,000

$1,236,286

Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Subordinated Borrowing

The terms of the outstanding trust preferred securities at December 31, 2011 and 2010 are summarized as follows:

Maturity	Dividend Rate	2011	2010
July 2031	10.25% fixed	$15,000	$15,000
July 2031	Three-month LIBOR, plus 3.58% (4.01% and 3.87%, respectively)	15,000	15,000
January 2035	Three-month LIBOR, plus 1.99% (2.39% and 2.28%, respectively)	10,000	10,000
August 2035	Fixed at 6.40% to August 2015 (thereafter, three-month LIBOR, plus 1.80)%	10,000	10,000
November 2035	Fixed at 6.08% to November 2015 (thereafter, three-month LIBOR, plus 1.49)%	10,000	10,000
December 2036	Fixed at 6.74% to December 2016 (thereafter, three-month LIBOR, plus 1.74)%	15,750	15,750
June 2037	Fixed at 6.63% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	15,000	15,000
September 2037	Fixed at 7.38% to June 2012 (thereafter, three-month LIBOR, plus 1.70)%	13,000	13,000
September 2037	Fixed at 7.34% to September 2012 (thereafter, three-month LIBOR, plus 1.75)%	—	10,000

		$103,750	$113,750

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated Other Comprehensive Income (Loss)

AOCI for years ended December 31, 2011, 2010 and 2009 consists of the following:

	2011	2010	2009
Unrealized holding gains (losses) on debt securities:
Balance, beginning of year	$19,712	$29,497	$11,500
Reclassification of unrealized gains to earnings	(15,892)	(21,975)	(3,869)
Unrealized gains (losses) due to changes in fair value	(40,711)	4,660	33,697
OTTI loss (noncredit portion), net of accretion	(502)	1,159	(1,661)
Tax effect	21,196	6,371	(10,170)

Balance, end of year	(16,197)	19,712	29,497

Fair market value of interest rate swaps:
Balance, beginning of year	(14,493)	(1,483)	(8,364)
Net unrealized gains (losses) due to changes in fair value	(110,755)	(20,491)	11,104
Tax effect	42,095	7,481	(4,223)

Balance, end of year	(83,153)	(14,493)	(1,483)

Net loss on settlement of forward swaps:
Balance, beginning of year	(10,275)	(7,951)	(2,358)
Losses associated with current period transactions	(4,816)	(9,015)	(12,854)
Reclassification of unrealized net losses to earnings	7,515	5,388	4,079
Tax effect	(823)	1,303	3,182

Balance, end of year	(8,399)	(10,275)	(7,951)

Total accumulated other comprehensive (loss) income	$(107,749)	$(5,056)	$20,063

General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2011
Components of General and Administrative Expense

Components of general and administrative expenses for the years ended December 31, 2011, 2010 and 2009 are presented below:

	2011	2010	2009
Professional fees	$63,867	$28,353	$13,362
Other credit-related expense	47,544	75,715	12,484
Foreclosure and OREO expense	35,306	21,617	21,661
FDIC premium assessment and other agency fees	29,032	14,899	15,286
Advertising and marketing expense	17,667	18,598	8,978
Loan origination expense	9,183	7,431	8,793
Portfolio expense	8,889	9,346	5,105
Write-down of indemnification asset	8,680	22,023	—
Loss on early extinguishment of debt	—	10,341	—
Other	31,349	30,545	24,913

	$251,517	$238,868	$110,582

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Expense And Income Tax Benefit	The Company’s compensation expense and its related income tax benefit are as follows:

	2011	2010	2009
Share-based compensation expense	$3,732	$4,293	$5,799
Income tax benefit	1,318	1,599	2,287

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options were as follows:

	2011	2010	2009
Risk-free interest rate	2.67% - 3.33%	2.15% - 3.62%	1.90% - 2.48%
Expected volatility	25.34% - 25.99%	25.84% - 32.16%	32.16%
Weighted-average expected volatility	25.66%	27.25%	32.16%
Expected term (years)	8.80	8.60 - 8.80	8.60
Dividend yield	—%	—%	—%

Schedule of Share-based Compensation, Stock Options, Activity

A summary of the Company’s stock option activity for the year ended December 31, 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,336,985	$10.36
Granted	741,187	15.90
Exercised	(523,845)	3.06		$5,970
Forfeited	(20,250)	15.90
Expired	(11,250)	5.33
Cancelled	(15,750)	12.88

Outstanding, end of year	11,507,077	$11.04	5.7	$38,856

Options fully vested and exercisable at year end	6,001,950	$8.24	4.2	$33,538
Options expected to vest	5,209,547	$14.17	7.4	$4,687

The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Options awarded	741,187	1,564,665	364,500
Weighted-average grant date fair value of options awarded	$5.29	$3.06	$3.26
Options exercised	523,845	27,000	110,250
Total intrinsic value of options exercised	$5,970	$79	$800
Cash received upon exercise of options	$1,604	$208	$288

Schedule of Nonvested Share Activity

A summary of the Company’s nonvested stock activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	629,265	$7.13	671,160	$6.89	632,400	$6.78
Issued	14,175	14.33	19,410	11.99	64,665	7.92
Vested	(169,695)	6.56	(60,300)	6.09	(22,905)	6.51
Forfeited	(3,140)	11.69	(1,005)	7.73	(3,000)	7.73

Outstanding, end of year	470,605	$7.52	629,265	$7.13	671,160	$6.89

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The regulatory capital ratios for EB, along with the capital amounts and ratios for the minimum OCC requirement and the framework for prompt corrective action are as follows:

	Actual		For OCC Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Tangible capital to tangible assets	$1,048,199	8.0%	$195,599	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,048,199	8.0	523,256	4.0%	$654,070	5.0%
Total capital to risk-weighted assets	1,104,377	15.7	563,470	8.0%	704,337	10.0
Tier I capital to risk-weighted assets	1,026,612	14.6	N/A	N/A	422,602	6.0
2010
Tangible capital to tangible assets	$1,034,977	8.7%	$180,131	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,034,977	8.7	477,226	4.0	$596,532	5.0%
Total capital to risk-weighted assets	1,102,674	17.0	517,801	8.0	647,252	10.0
Tier I capital to risk-weighted assets	1,021,736	15.8	N/A	N/A	388,351	6.0

Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Condensed Balance Sheet

Condensed balance sheets of EverBank Financial Corp as of December 31, 2011 and 2010 are as follows:

	2011	2010
Assets
Cash and cash equivalents	$4,389	$12,596
Investment in subsidiaries:
Bank subsidiary	1,070,888	1,116,902
Nonbank subsidiaries	4,760	3,654

Total investment in subsidiaries	1,075,648	1,120,556
Other assets	1,180	2,466

Total Assets	$1,081,217	$1,135,618

Liabilities
Accounts payable and accrued liabilities	$6,408	$4,757
Due to subsidiaries, net	3,394	3,913
Trust preferred securities (Note 16)	103,750	113,750

Total Liabilities	113,552	122,420
Shareholders’ Equity (Note 17)	967,665	1,013,198

Total Liabilities and Shareholders’ Equity	$1,081,217	$1,135,618

Schedule of Condensed Income Statement

Condensed statements of income of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Income
Bargain purchase gain	$—	$68,056	$—
Gain on extinguishment of debt	4,400	5,735	—
Other income	312	47	43

Total income	4,712	73,838	43
Expense
Interest expense	6,641	7,769	8,676
Noninterest expense	661	569	387

Total expense	7,302	8,338	9,063

Income (loss) before income tax benefit	(2,590)	65,500	(9,020)
Income tax benefit	(796)	(951)	(3,147)

Income (loss) before equity in earnings of subsidiaries	(1,794)	66,451	(5,873)
Equity in earnings of subsidiaries	54,523	122,449	59,238

Net Income	$52,729	$188,900	$53,365

Schedule of Condensed Cash Flow Statement

Condensed statements of cash flows of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Operating Activities:
Net income	$52,729	$188,900	$53,365
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(54,523)	(122,449)	(59,238)
Amortization of gain on interest rate swaps	(51)	666	—
Dividends received from bank subsidiary	8,800	6,800	6,800
Deferred income taxes	13	2,109	—
Bargain purchase gain	—	(68,056)	—
Gain on extinguishment of debt	(4,400)	(5,735)	—
Other operating activities	(50)	(11)	(51)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Other assets	(761)	(206)	376
Accounts payable and accrued liabilities	130	(516)	(179)
Due to subsidiaries	99	—	282

Net cash provided by operating activities	1,986	1,502	1,355

Investing Activities:
Capital contributions	(2,500)	(1)	(57,000)

Net cash used in investing activities	(2,500)	(1)	(57,000)

Financing Activities:
Purchase of trust preferred securities	(5,600)	(3,515)	—
Repurchase of common stock	(3,537)	(508)	(1,806)
Proceeds from issuance of common stock	1,672	281	64,959
Dividends paid	(228)	(227)	(225)

Net cash (used in) provided by financing activities	(7,693)	(3,969)	62,928

Net Increase (Decrease) in Cash and Cash Equivalents	(8,207)	(2,468)	7,283
Cash and Cash Equivalents
Beginning of year	12,596	15,064	7,781

End of year	$4,389	$12,596	$15,064

Organization and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2011 Location	Dec. 31, 2009 Price line Mortgage Company LLC	Jan. 25, 2012 Common Stock	May 02, 2012 Everbank Florida Common Stock
Organization And Basis Of Presentation [Line Items]
Conversion of shares				77,994,699
Series B Preferred Stock converted to common stock			2,801,160	15,964,644
Number of financial centers	14
Organization and Basis of Presentation
Equity Method Investment, Ownership Percentage	100.00%	51.00%

Acquisition Activities - Additional Information (Detail) (Warehouse Lending Division, MetLife Bank, N.A., USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Warehouse Lending Division, MetLife Bank, N.A.
Business Combination, Separately Recognized Transactions [Line Items]
Effective Date of Acquisition	Apr 2, 2012
Date of Acquisition Agreement	Feb 8, 2012
Goodwill Amount	$ 0

Acquisition Activities Met Life Warehouse Lending Acquisition (Detail) (Warehouse Lending Division, MetLife Bank, N.A., USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Warehouse Lending Division, MetLife Bank, N.A.
Recognized amounts of identifiable assets acquired and liabilities assumed:
Loans and lease financing receivables	$ 350,997
Accrued interest and fees	617
Total Assets Acquired	351,614
Other liabilities	543
Total Liabilities Assumed	543
Total Identifiable Net Assets	$ 351,071

Investment Securities Schedule of AFS and HTM Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	$ 1,862,965	$ 1,930,109	$ 2,010,309
AFS, Gross Unrealized Gains	19,123	17,746	46,135
AFS, Gross Unrealized Losses	31,562	43,933	14,839
Available-for-sale Securities, Fair Value Disclosure	1,850,526	1,903,922	2,041,605
AFS, Carrying Amount	1,850,526	1,903,922	2,041,605
HTM, Amortized Cost	190,615	189,518	32,928
HTM, Gross Unrealized Gains	7,838	7,493	1,205
HTM, Gross Unrealized Losses	2,071	2,661	2,309
HTM, Fair Value	196,382	194,350	31,824
HTM, Carrying Amount	190,615	189,518	32,928
AFS and HTM, Amortized Cost		2,119,627	2,043,237
AFS and HTM, Gross Unrealized Gains		25,239	47,340
AFS and HTM, Gross Unrealized Losses		46,594	17,148
AFS and HTM, Fair Value		2,098,272	2,073,429
AFS and HTM, Carrying Amount		2,093,440	2,074,533
Residential CMO securities - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	70	96	139
AFS, Gross Unrealized Gains	7	8	9
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	77	104	148
AFS, Carrying Amount	77	104	148
HTM, Amortized Cost	146,163	159,882	6,800
HTM, Gross Unrealized Gains	5,840	6,029	290
HTM, Gross Unrealized Losses	0	78	0
HTM, Fair Value	152,003	165,833	7,090
HTM, Carrying Amount	146,163	159,882	6,800
Residential MBS - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	266	317	505
AFS, Gross Unrealized Gains	15	21	35
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	281	338	540
AFS, Carrying Amount	281	338	540
HTM, Amortized Cost	34,176	19,132	20,959
HTM, Gross Unrealized Gains	1,998	1,464	915
HTM, Gross Unrealized Losses	0	0	0
HTM, Fair Value	36,174	20,596	21,874
HTM, Carrying Amount	34,176	19,132	20,959
Corporate securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
HTM, Amortized Cost	10,276	10,504	5,169
HTM, Gross Unrealized Gains	0	0	0
HTM, Gross Unrealized Losses	2,071	2,583	2,309
HTM, Fair Value	8,205	7,921	2,860
HTM, Carrying Amount	10,276	10,504	5,169
Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	1,851,998	1,919,046	1,998,977
AFS, Gross Unrealized Gains	18,957	17,609	46,042
AFS, Gross Unrealized Losses	28,624	40,837	12,356
Available-for-sale Securities, Fair Value Disclosure	1,842,331	1,895,818	2,032,663
AFS, Carrying Amount	1,842,331	1,895,818	2,032,663
Asset-backed securities (ABS)
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	10,554	10,573	10,611
AFS, Gross Unrealized Gains	0	0	0
AFS, Gross Unrealized Losses	2,938	3,096	2,483
Available-for-sale Securities, Fair Value Disclosure	7,616	7,477	8,128
AFS, Carrying Amount	7,616	7,477	8,128
Equity Securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
AFS, Amortized Cost	77	77	77
AFS, Gross Unrealized Gains	144	108	49
AFS, Gross Unrealized Losses	0	0	0
Available-for-sale Securities, Fair Value Disclosure	221	185	126
AFS, Carrying Amount	$ 221	$ 185	$ 126

Investment Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 Securities	Jun. 30, 2011	Dec. 31, 2011 Securities	Dec. 31, 2010 Securities	Dec. 31, 2009
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Pledged securities	$ 473,820		$ 543,705	$ 197,323
Realized Investment Gains (Losses)
Available-for-sale Securities, Gross Realized Gains	0	2,739	15,892	25,296	7,443
Available-for-sale Securities, Gross Realized Losses	0	0	0	3,321	0
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses	72		71	39
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months			42
Percentage Securities in Amortized Cost Unrealized Loss Less Than Twelve Months with Credit Ratings of A or Better			84.00%	97.00%
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	45		29	8
Percentage Securities in Amortized Cost Unrealized Loss More Than Twelve Months with Credit Ratings of A or Better	65.00%		68.00%
Credit-related other than temporary impairment losses		685	685	1,777
Pledged securities	473,820		543,705	197,323
OTTI Loss on AFS security, impairment related to credit loss				39
OTTI loss on AFS security, Impairment relate to all other factors				327
OTTI Losses, Investments, AFS securities			$ 0
Residential collateralized mortgage backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses Less Than Twelve Months	27		42	31
Percentage Securities in Amortized Cost Unrealized Loss Less Than Twelve Months with Credit Ratings of A or Better	95.00%		84.00%
Asset-backed securities (ABS)
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	3		3	3
Corporate securities
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	1		1	2
Residential CMO securities - nonagency
Available-for-sale Securities, Continuous Unrealized Loss Position
Number of Debt Securities Held Unrealized Losses More Than Twelve Months	41		25	3
Percentage Securities in Amortized Cost Unrealized Loss More Than Twelve Months with Credit Ratings of A or Better			68.00%

Investment Securities Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Debt Securities	Dec. 31, 2011 Debt Securities	Dec. 31, 2010 Debt Securities	Dec. 31, 2011 Residential CMO securities - agency	Jun. 30, 2012 Corporate securities	Dec. 31, 2011 Corporate securities	Dec. 31, 2010 Corporate securities	Jun. 30, 2012 Asset-backed securities (ABS)	Dec. 31, 2011 Asset-backed securities (ABS)	Dec. 31, 2010 Asset-backed securities (ABS)	Jun. 30, 2012 Residential CMO securities - nonagency	Dec. 31, 2011 Residential CMO securities - nonagency	Dec. 31, 2010 Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value					$ 501,091	$ 580,152	$ 538,325	$ 6,224
Less than 12 Months, Fair Value															501,091	573,928	538,325
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Losses					7,243	16,724	11,789	78
Less than 12 Months, Unrealized Losses															7,243	16,646	11,789
Less than 12 Months, Unrealized Losses
12 Months or Greater, Fair Value					404,277	236,388	21,115
12 Months or Greater, Fair Value												7,616	7,477	8,128	393,745	226,507	10,127
12 Months or Greater, Fair Value									2,916	2,404	2,860
12 Months Or Greater, Unrealized Losses					26,390	29,870	5,359
12 Months or Greater, Unrealized Losses												2,938	3,096	2,483	21,381	24,191	567
12 Months or Greater, Unrealized Losses									2,071	2,583	2,309
Total Fair Value					905,368	816,540	559,440	6,224
Total Fair Value												7,616	7,477	8,128	894,836	800,435	548,452
Total Fair Value									2,916	2,404	2,860
Total Unrealized Losses					33,633	46,594	17,148	78
Total Unrealized Losses												2,938	3,096	2,483	28,624	40,837	12,356
Total Unrealized Losses									2,071	2,583	2,309
Less Than 12 Months, Fair Value					501,091	580,152	538,325	6,224
Less Than 12 Months, Unrealized Losses					7,243	16,724	11,789	78
12 Months Or Greater, Fair Value					404,277	236,388	21,115
12 Months Or Greater, Unrealized Losses					26,390	29,870	5,359
Total Fair Value					905,368	816,540	559,440	6,224
Total Unrealized Losses					33,633	46,594	17,148	78
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 4,039	$ 0	$ 3,354	$ 1,577		$ 685	$ 1,777			$ 685	$ 1,738						$ 39

Investment Securities OTTI (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2011		Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Impairment Related to Credit Loss	$ 0		$ 4,039	$ 3,354
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	3,354		3,354	1,577
Balance, Impairment Related to All Other Factors	0			502
Balance, Impairment Related to All Other Factors	502		502	1,661
Balance, Total Impairment	0		4,039	3,856
Balance, Total Impairment	3,856		3,856	3,238
Additional charges on securities for which OTTI was previously recognized, Impairment related to credit loss	685		685	1,777
Additional charges on securities for which OTTI was previously recognized, Impairment related to all other factors	(499)		(499)	(1,111)
Additional charges on securities for which OTTI was previously recognized, Total Impairment	186		186	666
Reduction for securities on which a reduction in value was taken against earnings, Impairment related to credit loss	(4,039)	[1]
Reduction for securities on which a reduction in value was taken against earnings, Impairment related to all other factors		[1]
Reduction for securiteis on which a reduction in value was taken against earnings, Total impairment	(4,039)	[1]
Accretion of Impairment realted to all other factors, Impairment related to credit loss
Other Than Temporary Impairment Non Credit Losses Accretion	(3)		(3)	(48)
Accretion Of Impairment related to all other factors, Total impairment	$ (3)		$ (3)	$ (48)

[1]	The value for these securities for which impairment is related to credit loss were written down to a zero value during 2011 reflecting that the Company does not anticipate the ability to collect cash flows on these investments at any point in the future. This reduction in value was taken through earnings and thus, is reflected in the rollforward as a reduction of the credit loss balance to zero.

Investment Securities Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income on available for sale securities	$ 18,728	$ 27,457	$ 37,599	$ 53,085	$ 101,066	$ 157,388	$ 128,616
Dividend income on FHLB stock	1,409	1,637	2,809	2,009	4,988	1,565	961
interest income on other investment securities					775	445	275
Other interest and dividend income	82	273	186	1,115	1,432	1,210	526
Interest income on trading account securities					21	19	28
Interest and Dividend Income, Securities							425
Interest and dividends on investment securities	20,699	29,333	41,248	55,577	106,850	159,417	130,305
Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Other interest and dividend income	$ 562	$ 239	$ 840	$ 483

Loans Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 3,178,597	$ 2,725,286	$ 1,237,665
Government insured pool buyouts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	1,972,701	1,939,114
Mortgage warehouse
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	1,105,985	761,818
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	99,911	24,354
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale		2,709,825	1,222,529
Commercial and Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale		$ 15,461	$ 15,136

Loans Held for Sale Loan Securitizations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loans Held for Sale
Proceeds received from new securitizations	$ 1,869,387	$ 623,915	$ 3,790,357	$ 2,053,036	$ 5,037,329	$ 5,080,174
Net fees paid to agencies	15,910	6,551	27,662	17,721	37,438	32,649
Servicing fees collected	2,448	1,352	3,203	2,035	7,744	7,578
Repurchased loans	$ 2,045	$ 2,503	$ 3,516	$ 3,350	$ 9,149	$ 3,497

Loans Held for Sale - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of Loans Held for Sale to US Government Sponsored Entity			$ 780,391	$ 33,293	$ 0
Loans held for sale	3,178,597	3,178,597	2,725,286	1,237,665
Previously Transferred Loans Sold In Current Period			156,747
Transfer of Loans Held-for-sale to Portfolio Loans	8,700	26,138	15,788	332,788	0
Gain Loss on Sale of Loans and Leases			12,338
Purchased government insured loans			1,177,939
US Government Agencies Debt Securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments for Origination and Purchases of Loans Held-for-sale	347,114	347,114
Government National Mortgage Association Certificates and Obligations (GNMA)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of Loans Held for Sale to US Government Sponsored Entity		333,446
Loans held for sale	103,952	103,952
Previously Transferred Loans Sold In Current Period		$ 229,494

Loans and Leases Held for Investment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 02, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	$ 7,785,430		$ 6,519,281			$ 6,099,268
Allowance for loan and lease losses	(77,393)	(78,254)	(77,765)	(89,209)	(89,659)	(93,689)	(93,178)	(32,653)
Total loans and leases held for investment, net	7,708,037		6,441,516			6,005,579
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	5,060,942		4,556,841			4,182,785
Allowance for loan and lease losses	(37,719)	(40,739)	(43,454)	(54,472)	(57,275)	(46,584)
Commercial and Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	1,846,689		1,165,384			1,230,128
Allowance for loan and lease losses	(32,050)	(31,391)	(28,209)	(28,295)	(27,473)	(33,490)
Lease financing receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	681,205		588,501			451,443
Allowance for loan and lease losses	(4,160)	(3,344)	(3,766)	(1,806)	(1,134)	(2,454)
Total loans and leases held for investment, net	677,045		584,735			448,989
Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	188,820		200,112			224,627
Allowance for loan and lease losses	(3,288)	(2,632)	(2,186)	(4,612)	(3,630)	(10,907)
Consumer And Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	7,774		8,443			10,285
Allowance for loan and lease losses	$ (176)	$ (148)	$ (150)	$ (24)	$ (147)	$ (254)

Loans and Leases Held for Investment, Net Net Purchase Loan/Lease Fees (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Held for Investment, Net
Net purchased loan and lease discounts	$ 180,779	$ 237,170	$ 393,014
Net deferred loan and lease origination costs	$ 20,366	$ 19,057	$ 10,861

Loans and Leases Held for Investment, Net Acquired Portfolio of Loans and Leases with Evidence of Credit Deterioration (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition		$ 435,941	$ 1,556,556
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition		245,654	1,139,759
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition		225,002	933,576
Carrying value, net of allowance	1,045,841	1,143,187	1,200,763
Outstanding unpaid principal balance or contractual net investment	1,122,228	1,229,207	1,400,623
Allowance for loan and lease losses, beginning of year	20,318	15,989	9,981	1,533
Allowance for loan and lease losses, end of period	20,318	15,989	9,981	1,533
Bank Of Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			1,310,686
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			996,292
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			807,014
Carrying value, net of allowance	557,008	621,116	756,835
Outstanding unpaid principal balance or contractual net investment	613,623	685,967	907,678
Allowance for loan and lease losses, beginning of year	15,828	11,638	6,189
Allowance for loan and lease losses, end of period	15,828	11,638	6,189
Other Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			123,282
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			98,549
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			87,768
Carrying value, net of allowance	488,833	522,071	437,186
Outstanding unpaid principal balance or contractual net investment	508,605	543,240	449,267
Allowance for loan and lease losses, beginning of year	4,490	4,351	3,695	1,533
Allowance for loan and lease losses, end of period	4,490	4,351	3,695	1,533
Tygris
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired Credit Impaired Loans And Leases Outstanding Unpaid Principal Balance Or Contractual Net nvestmentat Acquisition			122,588
Acquired Credit Impaired Loans And Leases Outstanding Expected Cash Flows at Acquisition			44,918
Acquired Credit Impaired Loans And Leases Outstanding Basis at Acquisition			38,794
Carrying value, net of allowance			6,742
Outstanding unpaid principal balance or contractual net investment			43,678
Allowance for loan and lease losses, beginning of year			97
Allowance for loan and lease losses, end of period			$ 97

Loans and Leases Held for Investment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans and Leases Held for Investment, Net [Abstract]
Acquired Credit Impaired Loans and Leases Provision for Loan and Lease Losses	$ 689	$ 269	$ 4,329	$ 1,093	$ 6,008	$ 8,448	$ 804
Financing Receivable, Significant Purchases					877,827	539,645
Interest Only Loans Residential					1,902,455	1,600,876
Interest Only Commercial Mortgages					$ 121,812	$ 190,878

Loans and Leases Held for Investment, Net Schedule of Changes in Accretable Yields of Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	$ 207,723	$ 252,981	$ 252,981	$ 49,976
Additions		17,295	20,652	206,175
Accretion	(31,225)	(32,197)	(64,771)	(51,189)
Reclassifications (from) to accretable yield	(9,277)	(2,362)	15,509	48,019
Transfers to Loans Held-for-sale			(7,707)
Transfer to cost recovery		(6,678)	(8,941)
Balance, end of period	167,221	229,039	207,723	252,981
Bank Of Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	141,750	198,633	198,633
Additions				189,271
Accretion	(18,614)	(24,188)	(45,913)	(30,188)
Reclassifications (from) to accretable yield	(10,723)	(4,587)	(10,970)	39,550
Balance, end of period	112,413	169,858	141,750	198,633
Other Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	65,973	44,603	44,603	49,976
Additions		17,295	20,652	10,780
Accretion	(12,611)	(5,618)	(15,487)	(16,296)
Reclassifications (from) to accretable yield	1,446	236	23,912	143
Transfers to Loans Held-for-sale			(7,707)
Balance, end of period	54,808	56,516	65,973	44,603
Tygris
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period		9,745	9,745
Additions				6,124
Accretion		(2,391)	(3,371)	(4,705)
Reclassifications (from) to accretable yield		1,989	2,567	8,326
Transfer to cost recovery		(6,678)	(8,941)
Balance, end of period		$ 2,665		$ 9,745

Loans and Leases Held for Investment, Net Covered Loans and Leases Recorded Investment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	$ 727,708	$ 841,146	$ 1,156,430
Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	71,153	74,580	87,771
Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	513,867	569,014	706,608
Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	18,150	19,082	23,236
Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	1,905	2,345	4,581
Bank Of Florida
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	605,075	665,021	822,196
Bank Of Florida | Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	71,153	74,580	87,771
Bank Of Florida | Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	513,867	569,014	706,608
Bank Of Florida | Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Bank Of Florida | Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	18,150	19,082	23,236
Bank Of Florida | Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	1,905	2,345	4,581
Tygris
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Tygris | Residential Mortgage
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Commercial and Commercial Real Estate
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Lease financing receivables
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	122,633	176,125	334,234
Tygris | Home Equity Line of Credit
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	0	0	0
Tygris | Consumer And Credit Card
Covered Loans And Leases Recorded Investment [Line Items]
Total recorded investment of covered loans and leases	$ 0	$ 0	$ 0

Allowance for Loan and Lease Losses Change in ALLL (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 78,254	$ 89,659	$ 77,765	$ 93,689	$ 93,689	$ 93,178	$ 32,653
Change in estimate				1,907	1,907
Allowance for Loan and Lease Losses, Adjustments, Net					(397)
Provision for loan and lease losses	5,757	9,004	17,112	25,127	47,797	79,341	121,912
Charge-offs	(7,290)	(9,545)	(18,578)	(32,141)	(67,480)	(80,098)	(61,656)
Recoveries	672	91	1,094	627	2,249	1,268	269
Balance, end of period	77,393	89,209	77,393	89,209	77,765	93,689	93,178
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	40,739	57,275	43,454	46,584	46,584
Change in estimate				10,154	10,154
Allowance for Loan and Lease Losses, Adjustments, Net					(397)
Provision for loan and lease losses	957	2,597	4,793	12,367	23,731
Charge-offs	(4,139)	(5,406)	(10,833)	(14,644)	(36,664)
Recoveries	162	6	305	11	46
Balance, end of period	37,719	54,472	37,719	54,472	43,454
Commercial and Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	31,391	27,473	28,209	33,490	33,490
Change in estimate				(682)	(682)
Provision for loan and lease losses	1,958	2,582	7,266	5,813	12,819
Charge-offs	(1,710)	(1,825)	(4,004)	(10,913)	(19,446)
Recoveries	411	65	579	587	2,028
Balance, end of period	32,050	28,295	32,050	28,295	28,209
Lease financing receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	3,344	1,134	3,766	2,454	2,454
Change in estimate				(802)	(802)
Provision for loan and lease losses	1,704	1,699	2,427	3,269	7,369
Charge-offs	(917)	(1,032)	(2,098)	(3,128)	(5,371)
Recoveries	29	5	65	13	116
Balance, end of period	4,160	1,806	4,160	1,806	3,766
Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	2,632	3,630	2,186	10,907	10,907
Change in estimate				(6,323)	(6,323)
Provision for loan and lease losses	1,085	2,116	2,578	3,333	3,384
Charge-offs	(484)	(1,144)	(1,592)	(3,316)	(5,806)
Recoveries	55	10	116	11	24
Balance, end of period	3,288	4,612	3,288	4,612	2,186
Consumer And Credit Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	148	147	150	254	254
Change in estimate				(440)	(440)
Provision for loan and lease losses	53	10	48	345	494
Charge-offs	(40)	(138)	(51)	(140)	(193)
Recoveries	15	5	29	5	35
Balance, end of period	$ 176	$ 24	$ 176	$ 24	$ 150

Allowance for Loan and Lease Losses ALLL and Recorded Investment Breakout (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 02, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	$ 11,814		$ 13,457			$ 16,582
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	45,261		48,319			67,126
Allowance for Loan and Lease Losses, ACI Loans	20,318		15,989			9,981
Allowance for Loan and Lease Losses, Total allowance	77,393	78,254	77,765	89,209	89,659	93,689	93,178	32,653
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	197,259		233,287			255,904
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	6,522,012		5,126,818			4,632,620
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	1,066,159		1,159,176			1,210,744
Loans and leases held for investment, net of unearned income	7,785,430		6,519,281			6,099,268
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	7,571		7,436			6,879
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	24,545		30,554			36,010
Allowance for Loan and Lease Losses, ACI Loans	5,603		5,464			3,695
Allowance for Loan and Lease Losses, Total allowance	37,719	40,739	43,454	54,472	57,275	46,584
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	89,791		90,927			69,792
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	4,398,143		3,852,119			3,584,341
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	573,008		613,795			528,652
Loans and leases held for investment, net of unearned income	5,060,942		4,556,841			4,182,785
Commercial and Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Individually Evaluated for Impairment	4,243		6,021			9,703
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	13,092		11,663			17,598
Allowance for Loan and Lease Losses, ACI Loans	14,715		10,525			6,189
Allowance for Loan and Lease Losses, Total allowance	32,050	31,391	28,209	28,295	27,473	33,490
Loans and Leases Held for Investment at Recorded Investment, Individually Evaluated for Impairment	107,468		142,360			186,112
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	1,246,070		477,643			368,763
Loans and Leases Held for Investment at Recorded Investment, ACI Loans	493,151		545,381			675,253
Loans and leases held for investment, net of unearned income	1,846,689		1,165,384			1,230,128
Lease financing receivables
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	4,160		3,766			2,357
Allowance for Loan and Lease Losses, ACI Loans						97
Allowance for Loan and Lease Losses, Total allowance	4,160	3,344	3,766	1,806	1,134	2,454
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	681,205		588,501			444,604
Loans and Leases Held for Investment at Recorded Investment, ACI Loans						6,839
Loans and leases held for investment, net of unearned income	681,205		588,501			451,443
Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	3,288		2,186			10,907
Allowance for Loan and Lease Losses, Total allowance	3,288	2,632	2,186	4,612	3,630	10,907
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	188,820		200,112			224,627
Loans and leases held for investment, net of unearned income	188,820		200,112			224,627
Consumer And Credit Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Collectively Evaluated for Impairment	176		150			254
Allowance for Loan and Lease Losses, Total allowance	176	148	150	24	147	254
Loans and Leases Held for Investment at Recorded Investment, Collectively Evaluated for Impairment	7,774		8,443			10,285
Loans and leases held for investment, net of unearned income	$ 7,774		$ 8,443			$ 10,285

Allowance for Loan and Lease Losses Schedule of Recorded Invesment Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 7,785,430	$ 6,519,281	$ 6,099,268
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	797,655	175,415	104,707
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,049,034	989,969	1,125,421
Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,846,689	1,165,384	1,230,128
Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,292,020	3,727,542	2,790,512
Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	768,922	829,299	1,392,273
Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	681,205	588,501	451,443
Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	188,820	200,112	224,627
Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,774	8,443	10,285
Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,938,741	5,353,897	4,869,140
Pass | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	780,343	151,473	88,749
Pass | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	690,940	639,883	731,786
Pass | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,471,283	791,356	820,535
Special Mention | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5	1,527	897
Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	72,466	78,385	72,267
Special Mention | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	72,471	79,912	73,164
Substandard | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	12,619	18,279	15,061
Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	285,628	270,656	315,590
Substandard | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	298,247	288,935	330,651
Doubtful | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,688	4,136
Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,045	5,778
Doubtful | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,688	5,181	5,778
Performing Financing Receivable | Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,226,940	3,655,884	2,739,262
Performing Financing Receivable | Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	618,882	649,391	984,263
Performing Financing Receivable | Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	679,910	586,116	447,602
Performing Financing Receivable | Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	184,564	195,861	222,207
Performing Financing Receivable | Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,202	8,024	9,365
Performing Financing Receivable | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,717,498	5,095,276	4,402,699
Nonperforming Financing Receivable | Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	65,080	71,658	51,250
Nonperforming Financing Receivable | Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	150,040	179,908	408,010
Nonperforming Financing Receivable | Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,295	2,385	3,841
Nonperforming Financing Receivable | Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,256	4,251	2,420
Nonperforming Financing Receivable | Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	572	419	920
Nonperforming Financing Receivable | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 221,243	$ 258,621	$ 466,441

Allowance for Loan and Lease Losses Past Due (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	$ 43,649	$ 47,932	$ 107,384
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	22,182	36,583	77,356
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	252,849	316,374	560,967
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	318,680	400,889	745,707
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	6,400,591	4,959,216	4,142,817
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	6,719,271	5,360,105	4,888,524
Residential Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	15,379	16,966	17,975
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	8,557	12,673	15,979
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	65,080	71,658	51,250
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	89,016	101,297	85,204
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	4,076,360	3,487,525	2,619,781
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	4,165,376	3,588,822	2,704,985
Government insured pool buyouts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	19,764	23,396	80,386
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	10,977	17,909	58,427
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	150,040	179,908	408,010
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	180,781	221,213	546,823
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	141,777	133,011	402,326
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	322,558	354,224	949,149
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	273		3,253
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	138	32	721
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	4,155	10,751	7,801
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	4,566	10,783	11,775
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	773,208	137,216	39,594
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	777,774	147,999	51,369
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	3,687	2,117	1,051
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due		4,450	401
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	28,640	48,611	86,725
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	32,327	55,178	88,177
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	543,437	416,826	415,328
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	575,764	472,004	503,505
Lease financing receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	3,092	3,394	2,784
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	531	971	1,053
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	447	962	3,841
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	4,070	5,327	7,678
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	677,135	583,174	436,926
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	681,205	588,501	444,604
Home Equity Line of Credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	1,312	1,953	1,794
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	1,894	498	545
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	4,256	4,251	2,420
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	7,462	6,702	4,759
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	181,358	193,410	219,868
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	188,820	200,112	224,627
Consumer And Credit Card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	142	106	141
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	85	50	230
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	231	233	920
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	458	389	1,291
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	7,316	8,054	8,994
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	$ 7,774	$ 8,443	$ 10,285

Allowance for Loan and Lease Losses Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 105,206		$ 105,206		$ 116,075	$ 95,633
Impaired Financing Receivable, Related Allowance	11,814		11,814		13,457	16,582
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	92,053		92,053		117,213	160,271
Impaired Financing Receivable, Average Investment	208,575	228,453	216,812	235,896	251,274	275,672	244,332
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,134	1,258	2,375	2,138	4,805	21,480	21,365
Residential Portfolio Segment
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	69,852		69,852		74,189	41,268
Impaired Financing Receivable, Related Allowance	7,571		7,571		7,436	6,879
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	19,939		19,939		16,738	28,524
Impaired Financing Receivable, Average Investment	91,238	82,849	91,134	77,417	87,037
Impaired Financing Receivable, Interest Income, Cash Basis Method	654	642	1,314	1,165	1,696
Commercial Loan
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	8,101		8,101		4,697
Impaired Financing Receivable, Related Allowance	262		262		779
Impaired Financing Receivable, with No Related Allowance, Recorded Investment					9,814	1,379
Impaired Financing Receivable, Average Investment	8,480	1,277	10,490	1,312	7,945
Impaired Financing Receivable, Interest Income, Cash Basis Method	12	12	35	23	361
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	27,253		27,253		37,189	54,365
Impaired Financing Receivable, Related Allowance	3,981		3,981		5,242	9,703
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	72,114		72,114		90,661	130,368
Impaired Financing Receivable, Average Investment	108,857	144,327	115,188	157,167	156,292
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 468	$ 604	$ 1,026	$ 950	$ 2,748

Allowance for Loan and Lease Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 30, 2011
Residential Mortgage
Contractual UPB - commercial portfolio	$ 94,452	$ 96,254
Commercial and Commercial Real Estate Financing
Contractual UPB - commercial portfolio	$ 155,995	$ 196,855

Allowance for Loan and Lease Losses Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 167,277	$ 177,779	$ 208,836
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	150,040	179,908	408,096
Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	65,080	71,658	51,250
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0	0
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	150,040	179,908	408,010
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	6,732	12,294	8,019
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	89,342	86,772	142,472
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,295	2,385	3,755
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	86
Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	4,256	4,251	2,420
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	0	0	0
Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	572	419	920
Financing Receivable, Recorded Investment, Greater than 90 Days Past Due and Accruing	$ 0	$ 0	$ 0

Allowance for Loan and Lease Losses Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012 Contract	Jun. 30, 2011 Contract	Jun. 30, 2012 Contract	Jun. 30, 2011 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	25	45	50	101	157
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	$ 20,759	$ 21,932	$ 37,968	$ 45,810	$ 74,650
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	20,771	21,952	37,987	45,868	74,737
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	10	9	11	19	33
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	7,512	3,546	7,658	7,600	21,106
Financing Receivables Troubled Debt Restructurings Recorded Investment	156,601		156,601		152,408	136,088
Financing Receivables Troubled Debt Restructurings Recorded Investment Current	87,557		87,557		85,905	62,253
Financing Receivables Troubled Debt Restructurings Recorded Investment 30 to 89 Past Due and Accruing	5,909		5,909		6,723	7,920
Financing Receivables Troubled Debt Restructurings Recorded Investment 90 days and greater Past Due and Accruing
Financing Receivables Troubled Debt Restructurings Recorded Investment Nonaccrual Status	63,135		63,135		59,780	65,915
Financing Receivables Troubled Debt Restructurings Recorded Investment Impaired	156,601		156,601		152,408	136,088
Valuation Allowance on Troubled Debt Restructurings	10,322		10,322		9,743	10,264
Residential Portfolio Segment
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	17	39	33	81	136
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	7,693	16,120	13,707	34,444	57,157
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	7,705	16,140	13,726	34,502	57,244
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	8	7	9	15	23
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	2,965	3,287	3,111	4,619	8,650
Financing Receivables Troubled Debt Restructurings Recorded Investment	89,791		89,791		90,927	59,979
Commercial Loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	1	2	4	3	5
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment		233	2,954	2,851	6,550
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment		233	2,954	2,851	6,550
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	1	1	3	3
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	860	230	860	2,952	6,970
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	7	4	13	17	16
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	13,066	5,579	21,307	8,515	10,943
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	13,066	5,579	21,307	8,515	10,943
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	1	1	1	7
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	3,687	29	3,687	29	5,486
Commercial and Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivables Troubled Debt Restructurings Recorded Investment	$ 66,810		$ 66,810		$ 61,481	$ 76,109

Servicing Activities and Mortgage Servicing Rights Rollforward (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance, beginning of period	$ 462,420	$ 568,645	$ 489,496	$ 573,196	$ 573,196	$ 503,646	$ 355,970
Acquired servicing rights						92,588	126,737
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657	56,268	71,804	86,735
Amortization	(34,142)	(21,429)	(63,481)	(44,217)	(96,022)	(93,147)	(65,464)
Increase in valuation allowance	(30,135)		(45,279)		(39,455)
Other	(679)	(938)	(1,801)	(2,317)	(4,491)	(1,695)	(332)
Balance, end of period	415,962	553,319	415,962	553,319	489,496	573,196	503,646
Valuation Allowance:
Balance, beginning of period	54,599		39,455
Increase in valuation allowance	30,135		45,279		39,455
Balance, end of period	$ 84,734		$ 84,734		$ 39,455

Servicing Activities and Mortgage Servicing Rights Fair Value Assumptions for Securitized/Sold Loans (Detail) (Mortgage Servicing Rights)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Minimum
Average discount rate	8.77%	8.55%	8.60%	8.04%	8.04%
Expected prepayment speeds	10.50%	9.79%	10.13%	7.33%	7.33%
Average life in years	6 years 11 days	5 years 18 days	5 years 5 months 16 days	5 years 18 days	5 years 18 days
Maximum
Average discount rate	8.88%	8.80%	9.14%	8.80%	9.47%
Expected prepayment speeds	12.07%	15.97%	14.62%	15.97%	15.97%
Average life in years	6 years 7 months 24 days	6 years 7 months 21 days	6 years 8 months 12 days	8 years 1 month 21 days	8 years 1 month 21 days

Servicing Activities and Mortgage Servicing Rights - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Servicing Activities and Mortgage Servicing Rights
Servicing Asset at Fair Value, Amount	$ 494,547	$ 648,821		$ 415,980
Unpaid Principal Balance, Loans Originated and Serviced, Without MSR Basis	5,248,000	4,150,000		6,402,000
Outstanding Principal Balance On Loans Serviced	53,066,000	56,365,000		51,548,000
Outstanding Principal Balance On Loans Subserviced	1,772,000	1,867,000
Subservicing Income	2,141	2,413	2,660
Escrow Deposit	1,058,462	969,241
Escrow Deposit At Other Financial Institutions	72,260	152,750
Insurance Coverage, Errors and Ommissions	20,000	20,000
Insurance Coverage, Fidelity Bond	$ 60,000	$ 66,000

Servicing Activities and Mortgage Servicing Rights Fair Value Portfolio Characteristics (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012 Mortgage Servicing Rights	Dec. 31, 2011 Mortgage Servicing Rights
Servicing Assets at Fair Value [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 53,066,000	$ 56,365,000	$ 51,548,000	$ 45,146,000	$ 47,818,000
Gross weighted-average coupon	4.98%	5.13%		4.81%	4.98%
Weighted-average servicing fee	0.31%	0.32%		0.30%	0.31%
Estimated prepayment speed	12.74%	11.64%		13.89% [1]	12.74% [1]

[1]	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.

Servicing Activities and Mortgage Servicing Rights Sensitivity Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Prepayment Rate [Abstract]
10% adverse rate change	$ 24,139	$ 26,955
20% adverse rate change	46,249	51,872
Discount Rate [Abstract]
10% adverse rate change	15,088	18,306
20% adverse rate change	$ 29,127	$ 35,336

Servicing Activities and Mortgage Servicing Rights Loan Servicing Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Servicing Activities and Mortgage Servicing Rights
Contractually specified servicing fees, net	$ 33,686	$ 37,563	$ 69,071	$ 75,613	$ 149,065	$ 157,961	$ 114,012
Other ancillary fees	8,247	8,678	17,866	19,005	38,233	50,470	41,012
Other	550	516	1,102	1,015	2,141	2,413	2,660
Loan servicing fee income	$ 42,483	$ 46,757	$ 88,039	$ 95,633	$ 189,439	$ 210,844	$ 157,684

Shareholders' Equity Initial Public Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	May 08, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Common Stock Issued, Initial Public Offering		22,103,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock Issued, Shares, Underwriter Option Exercised, Initial Public Offering		2,883,000
Sale of Stock, Price Per Share		$ 10
Proceeds from Issuance Initial Public Offering, Net of Underwriter Fees and IPO Costs	$ 198,464

Shareholders' Equity Preferred Stock Conversion and Dividends - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended	3 Months Ended				12 Months Ended				3 Months Ended				6 Months Ended	12 Months Ended						1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 25, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2011 Series A Preferred Stock	Jun. 30, 2011 Series A Preferred Stock	Mar. 31, 2011 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Sep. 30, 2011 Series B Preferred Stock	Jun. 30, 2011 Series B Preferred Stock	Mar. 31, 2011 Series B Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Jun. 30, 2012 Common Stock	Jan. 25, 2012 Common Stock	Jun. 30, 2012 Preferred Stock	May 02, 2012 Everbank Florida Common Stock
Conversion of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 5,555	$ 113	$ 4,482					$ 228	$ 227	$ 225						$ 1,073
Conversion of Stock, Shares Converted																136,544							77,994,699
Convertible Preferred Stock, Shares Issued upon Conversion				15				15				117					117				2,801,160		15,964,644
Number of Classes of Stock																				1		1
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01				$ 0.01	$ 0.01		$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	10,000,000			1,000,000				1,000,000	1,000,000		0	1,000,000				0	1,000,000	1,000,000
Preferred Stock, Shares Issued and Outstanding	0			186,744				186,744	186,744		0	136,544				0	136,544	136,226
Preferred Stock, shares outstanding				186,744				186,744	186,744		0	136,544				0	136,544	136,226
Preferred Stock, Dividend Rate, Percentage				6.00%	6.00%	6.00%	6.00%					1.00%	1.00%	1.00%	1.00%		4.00%
Preferred Stock, Amount of Preferred Dividends in Arrears								$ 0
Preferred Stock, Liquidation Preference Per Share												$ 1,000				$ 1,000	$ 1,000	$ 1,000
Preferred Stock Automatic Conversion to Common Stock, Anniversary Date of Issue												5 years					5 years
Stock Dividends, Shares																	318	5,315	5,108

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	36.40%	38.00%	36.40%	39.30%	35.31%	24.40%	39.43%
Revaluation of Net Unrealized Built In Losses				$ 691
Income Taxes Receivable					7,675	18,774
Deferred Tax Assets, Federal NOL Carryforwards, Domestic					73,240	74,679
Deferred Tax Assets, State NOL Carryforwards					7,683	7,072
Deferred Tax Assets, Net of Valuation Allowance					3,904	3,893
Deferred Tax Assets, Other Comprehensive Loss					62,469
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					1,170	346	346
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit					1,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					$ 785	$ 860

Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share
Net Income (Loss) from Continuing Operations	$ 11,172	$ 21,795	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,537
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)	(11,218)	(44,120)	(19,615)
Net Income (Loss) From Continuing Operations Allocated To Common Shareholders					41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes					0	0	(121)
Net Income Allocated to Common Shareholders	$ 9,487	$ 17,378	$ 15,354	$ 24,387	$ 41,511	$ 144,780	$ 33,801
Average common shares outstanding	100,779	74,792	88,454	74,764	74,892	72,479	42,126
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460	2,209	1,674	810
Nonvested stock	265	354	269	396	405	436	363
Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620	77,506	74,589	43,299
Basic Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.33	$ 0.55	$ 2	$ 0.8
Diluted Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.32	$ 0.54	$ 1.94	$ 0.78

Earnings Per Share - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 24, 2010
Series A Preferred Stock
Class of Stock [Line Items]
Dividends, Preferred Stock	$ 4,482
Series B Preferred Stock
Class of Stock [Line Items]
Dividends, Preferred Stock	$ 1,073

Earnings Per Share Antidilutive Shares (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627	5,160,127	4,525,440	5,997,510

Derivative Financial Instruments Fair Values of Derivatives by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	$ 58,836	$ 47,693	$ 105,295
Liability Derivatives, Fair Value, Gross Liability	46,389	50,782	38,302
Interest Rate Swap | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Amount of Cash Flow Hedge Instruments	1,003,000	1,153,000	888,000
Asset Derivatives, Fair Value, Gross Asset	0	0	1,893
Liability Derivatives, Fair Value, Gross Liability	146,541	133,897	24,732
Interest Rate Swap | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		18,000	18,000
Asset Derivatives, Fair Value, Gross Asset		0	0
Liability Derivatives, Fair Value, Gross Liability		831	217
Interest Rate Lock Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,154,183	828,866	608,126
Asset Derivatives, Fair Value, Gross Asset	16,661	8,059	1,989
Liability Derivatives, Fair Value, Gross Liability	1,505	126	5,663
Forward Sales Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,602,404	1,278,899	1,366,401
Asset Derivatives, Fair Value, Gross Asset	3,272	1,140	27,682
Liability Derivatives, Fair Value, Gross Liability	19,581	13,340	2,490
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	1,005,432	1,114,838	1,002,903
Asset Derivatives, Fair Value, Gross Asset	11,987	9,494	37,653
Liability Derivatives, Fair Value, Gross Liability	7,924	16,293	2,008
Equity, Foreign Currency, Commodity and Metals Indexed Options | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	215,325	220,465	165,740
Asset Derivatives, Fair Value, Gross Asset	17,533	20,460	28,131
Liability Derivatives, Fair Value, Gross Liability	0	0	0
Options Embedded In Customer Deposits | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	214,623	218,514	164,909
Asset Derivatives, Fair Value, Gross Asset	0	0	0
Liability Derivatives, Fair Value, Gross Liability	17,379	20,192	27,862
Indemnification Asset | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	369,215	277,593	497,903
Asset Derivatives, Fair Value, Gross Asset	9,383	0	8,680
Liability Derivatives, Fair Value, Gross Liability	0	0	0
Derivative
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value, Gross Asset	58,836	47,693	107,188
Liability Derivatives, Fair Value, Gross Liability	192,930	184,679	63,034
Recourse Commitment Asset | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount		204,501
Asset Derivatives, Fair Value, Gross Asset		8,540
Liability Derivatives, Fair Value, Gross Liability		0
Optional Forward Sales Commitments | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			80,173
Asset Derivatives, Fair Value, Gross Asset			1,160
Liability Derivatives, Fair Value, Gross Liability			$ 62

Derivative Financial Instruments Activity for Derivatives in Cash Flow Hedges & Freestanding Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses), net of tax, recognized in AOCI (effective portion)	$ (14,012)		$ (8,340)		$ (7,530)		$ (12,291)		$ (68,660)	$ (13,010)	$ 6,881
Reclassifications to interest expense (effective portion)	(1,964)		(1,768)		(3,674)		(3,797)		(7,515)	(5,388)	(4,079)
Pretax losses recognized in interest expense (ineffective portion)	(205)		(10)		(270)		(10)		72	(4)	53
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(35,837)		(23,625)		(46,948)		(29,406)		(78,614)	(72,751)	(29,422)
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(36,358)	[1]	(23,581)	[1]	(48,188)	[1]	(20,682)	[1]	(69,490)	(50,728)	(29,446)
Not Designated as Hedging Instrument | Indemnification Asset
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	570	[2]	0	[2]	843	[2]	(8,680)	[2]	(8,680)	(22,023)	0
Not Designated as Hedging Instrument | Other Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (49)		$ (44)		$ 397		$ (44)		$ (444)	$ 0	$ 24

[1]	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
[2]	Refer to Note 13 for a discussion of the indemnification asset.

Derivative Financial Instruments AOCI Gain Loss to Income next 12 months - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) Recognized in Income, Net [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (18,665)	$ (10,691)
Term of Cash Flow Hedges	8 years	8 years

Derivative Financial Instruments Credit Risk Contingent Features - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Fair Value, Net
Derivative, Net Liability Position, Aggregate Fair Value	$ 163,035	$ 153,337	$ 24,949
Collateral Already Posted, Aggregate Fair Value	$ 209,772	$ 170,656	$ 30,910

Derivative Financial Instruments Counterparty Credit Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative, Collateral [Abstract]
Derivative, Collateral, Obligation to Return Cash	$ 3,120	$ 3,560

Fair Value Measurements Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 1,850,526	$ 1,903,922	$ 2,041,605
Loans held for sale	1,105,985	777,280	1,035,408
Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,850,526	1,903,922	2,041,605
Loans held for sale	1,105,985	777,280	1,035,408
FDIC clawback liability	46,738	43,317	39,311
Cash flow hedges	(146,541)	(133,897)	(22,839)
Freestanding derivatives (Note 12)	12,447	(3,089)	66,993
Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Loans held for sale	0	0
FDIC clawback liability	0	0
Cash flow hedges	0	0
Freestanding derivatives (Note 12)	4,063	(6,799)	35,645
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	221	185	126
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	2,171,991
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,850,305	1,903,737	2,041,479
Loans held for sale	1,105,985	761,818	1,020,272
FDIC clawback liability	0	0
Cash flow hedges	(146,541)	(133,897)	(22,839)
Freestanding derivatives (Note 12)	(999)	(4,830)	22,399
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	77	104	148
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	1,842,331	1,895,818	2,032,663
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	281	338	540
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	7,616	7,477	8,128
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Loans held for sale	0	15,462	15,136
FDIC clawback liability	46,738	43,317	39,311
Cash flow hedges	0	0
Freestanding derivatives (Note 12)	9,383	8,540	8,949
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential CMO securities - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Residential MBS - agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities	$ 0	$ 0

Fair Value Measurements Fair Value Assets and Liabilities Measured On Recurring Basis Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Clawback Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value beginning balance	$ (43,694)	[1]	$ (39,628)	[1]	$ (43,317)	[1]	$ (39,311)	[1]	$ (39,311)	[1]	$ 0		$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, Sales, Issues, Settlements											(37,592)		0
Purchases				[1]			0	[1]	0
Sales									0
Issues				[1]			0	[1]	0
Settlements				[1]		[1]	0	[1]	0
Transfers out of Level 3						[1]			0		0		0
Gain (Loss) Included in Earnings	(3,044)	[1]		[1]	(3,421)	[1]	(317)	[1]	(4,006)		(1,719)		0
Included in other comprehensive income (loss)											0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value ending balance	(46,738)	[1]	(39,628)	[1]	(46,738)	[1]	(39,628)	[1]	(43,317)	[1]	(39,311)	[1]	0
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		0		0
Change in Unrealized Gain (Loss) Included in Other Income	(3,044)	[1]		[1]	(3,421)	[1]	(317)	[1]	(4,006)		(1,719)		0
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance	0	[2]	15,049	[2]	15,462	[2]	15,136	[2]	15,136	[2]	21,939		25,542
Purchases			0	[2]			0	[2]	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(2,038)		(1,285)
Sales									0
Issues			0	[2]			0	[2]	0
Settlements			60	[2]	623	[2]	137	[2]	1,032
Transfers out of Level 3					14,946	[2]			0		2,100		851
Gain (Loss) Included in Earnings	0	[2]	(1,117)	[2]	(107)	[2]	(1,107)	[2]	(1,358)		2,665		1,467
Included in other comprehensive income (loss)											0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance	0	[2]	16,106	[2]	0	[2]	16,106	[2]	15,462	[2]	15,136	[2]	21,939
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		(288)		(354)
Change in Unrealized Gain (Loss) Included in Other Income	0	[2]	1,117	[2]	107	[2]	1,107	[2]	1,358		(2,377)		(1,113)
Freestanding Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, net value beginning balance					8,540		8,949		8,949		190		107
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance	8,814	[3]	221	[3]	8,539	[3]	8,949	[3]	8,949	[3]
Purchases			2,700	[3]			4,075	[3]	(13,902)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(30,764)		(59)
Sales									0
Issues			2,739	[3]			4,114	[3]	(5,344)
Settlements			(35)	[3]	0	[3]	(38)	[3]	(33)
Transfers out of Level 3					0	[3]			(269)		0		0
Gain (Loss) Included in Earnings	(569)	[3]	(7)	[3]	(844)	[3]	8,724	[3]	(8,665)		(22,005)		24
Included in other comprehensive income (loss)											0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance	9,383	[3]	224	[3]	9,383	[3]	224	[3]	8,539	[3]	8,949	[3]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, net value ending balance									8,540		8,949		190
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									(287)		(136)		(59)
Change in Unrealized Gain (Loss) Included in Other Income									(8,378)		(21,869)		83
Change in Unrealized Gain (Loss) Included in Other Income	569	[3]	42	[3]	844	[3]	(8,439)	[3]
Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance							0		0		1,532,643		353,495
Purchases									0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											660,785		1,140,286
Sales									0
Issues									0
Settlements									0
Transfers out of Level 3									0		2,215,306
Gain (Loss) Included in Earnings									0		(21,938)		(7,443)
Included in other comprehensive income (loss)											60		(31,419)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance									0		0		1,532,643
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		21,938		7,443
Change in Unrealized Gain (Loss) Included in Other Income									0		0		0
Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance							0		0		7,935		8,896
Purchases									0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(15)		(76)
Sales									0
Issues									0
Settlements									0
Transfers out of Level 3									0		7,889
Gain (Loss) Included in Earnings									0		0
Included in other comprehensive income (loss)											31		885
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance									$ 0		$ 0		$ 7,935

[1]	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
[2]	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
[3]	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

Fair Value Measurements Fair Value Inputs Assets Quantitative Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Measurements, Recurring	Dec. 31, 2010 Fair Value, Measurements, Recurring	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Collateral-dependent Loans Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Collateral-dependent Loans Maximum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Other Real Estate Owned Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Other Real Estate Owned Maximum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Mortgage Servicing Rights Minimum		Jun. 30, 2012 Income Approach Valuation Technique Fair Value, Measurements, Nonrecurring Mortgage Servicing Rights Maximum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring	Jun. 30, 2012 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring		Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring		Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Nonrecurring	Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Clawback Liability Minimum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Clawback Liability Maximum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Freestanding Derivative Minimum		Jun. 30, 2012 Fair Value, Inputs, Level 3 Income Approach Valuation Technique Fair Value, Measurements, Recurring Freestanding Derivative Maximum
Federal Deposit Insurance Corporation clawback liability				$ 46,738	$ 43,317	$ 39,311																	$ 46,738	$ 43,317	$ 39,311
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net				12,447	(3,089)	66,993																	9,383	8,540	8,949
Fair Value Unobservable Input, Servicing Cost																															6,272	[1]	14,219	[1]
Fair Value Unobservable Input, Reinstatement Rate																																			5.96%	[2]	67.90%	[2]
Fair Value Unobservable Input, Loss Duration (in months)																																				[2]		[2]
Fair Value Unobservable Input, Loss Severity																																			2.37%	[2],[3]	16.64%	[2],[3]
Collateral Dependent Loans, Fair Value Disclosure							29,582		62,183																	29,582		62,183		116,421
Other Assets, Fair Value Disclosure																										19,734
Servicing Asset at Fair Value, Amount	$ 415,980	$ 494,547	$ 648,821				$ 373,735	[4]	$ 445,195	[4]																$ 373,735	[4]	$ 445,195	[4]
Fair Value Unobservable Input, Appraisal Value Adjustment											0.00%	[5]	67.00%	[5]	0.00%	[5]	62.00%	[5]
Fair Value Unobservable Input, Prepayment Speed																			16.30%	[6]	21.90%	[6]
Fair Value Unobservable Input, Discount Rate																			9.20%	[7]	10.00%	[7]

[1]	The range represents the sum of the highest and lowest servicing cost values for all tranches that we use in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.
[2]	The range represents the sum of the highest and lowest values for all tranches that we use in our valuation process.
[3]	Loss severity represents the interest loss severity as a percentage of UPB.
[4]	The fair value for mortgage servicing rights represents the value of the impaired strata.
[5]	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
[6]	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
[7]	The discount rate range represents the highest and lowest values for the impaired MSR strata.

Fair Value Measurements Fair Value Inputs Assets Quantitative Information (Parenthetical) (Detail)	Jun. 30, 2012
Loan Servicing Cost Percentage of Underlying Loans' Unpaid Principal Balance, Fair Value on Recurring Basis	1.00%

Fair Value Measurements Fair Value Option Quantitative Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985	$ 777,280	$ 1,035,408
Aggregate Fair Value Under Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	1,105,985	777,280	1,035,408
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		2,129	2,072
Aggregate Unpaid Principal Balance Under Fair Value Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	1,052,714	747,667	1,031,429
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		2,466	2,533
Fair Value, Option, Aggregate Fair Value Over Under Aggregate Unpaid Principal Balance
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	53,271	29,613	3,979
Fair Value, Option, Loans Held as Assets, Aggregate Amount in Nonaccrual Status		$ (337)	$ (461)

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Lease financing receivables	Dec. 31, 2011 Lease financing receivables	Dec. 31, 2010 Lease financing receivables	Sep. 30, 2010 Residential CMO securities - nonagency	Sep. 30, 2010 Asset-backed securities (ABS)	Dec. 31, 2010 Loans Held-for-Sale	Dec. 31, 2011 Freestanding Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 111,464	$ 38,569	$ 176,173	$ 54,384	$ 171,160	$ 177,163	$ 110,950
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3											2,215,306	7,889	2,100	269
Loans Receivable, Allowance	73,233		73,233		73,999	91,235
Loans and Leases Receivable, Net Amount	$ 7,708,037		$ 7,708,037		$ 6,441,516	$ 6,005,579		$ 677,045	$ 584,735	$ 448,989

Fair Value Measurements Nonrecurring (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985		$ 777,280		$ 1,035,408
Held-to-maturity Securities, Fair Value Disclosure	196,382		194,350		31,824
Mortgage servicing rights	415,980		494,547		648,821
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Collateral-dependent loans	29,582		62,183
Other real estate owned	20,934		46,578
Mortgage servicing rights	373,735	[1]	445,195	[1]
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			0
Held-to-maturity Securities, Fair Value Disclosure					0
Collateral-dependent loans	0		0		0
Other real estate owned	0		0		0
Mortgage servicing rights	0	[1]	0	[1]
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	2,171,991
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Held-to-maturity Securities, Fair Value Disclosure					0
Collateral-dependent loans	0		0		0
Other real estate owned	1,200		0		0
Mortgage servicing rights	0	[1]	0	[1]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			0
Held-to-maturity Securities, Fair Value Disclosure					196
Collateral-dependent loans	29,582		62,183		116,421
Other real estate owned	19,734		46,578		26,903
Mortgage servicing rights	373,735	[1]	445,195	[1]
Change During Period, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			1,385
Collateral-dependent loans	1,999		11,831
Other real estate owned	3,885		10,389
Mortgage servicing rights	30,135	[1]	39,455	[1]
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Held-to-maturity Securities, Fair Value Disclosure					196
Collateral-dependent loans			62,183		116,421
Other real estate owned			46,578		26,903
Mortgage servicing rights			445,195
Fair Value, Total Losses [Member] | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			1,385
Held-to-maturity Securities, Fair Value Disclosure					1,738
Collateral-dependent loans			11,831		27,651
Other real estate owned			10,389		6,701
Mortgage servicing rights			$ 39,455

[1]	The fair value for mortgage servicing rights represents the value of the impaired strata.

Fair Value Measurements Fair Value by Balance Sheet Grouping (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	$ 190,615	$ 189,518		$ 32,928
Loans held for sale	3,178,597	2,725,286		1,237,665
Time deposits		2,705,651
Other borrowings	2,503,636	1,257,879		887,389
Trust preferred securities	103,750	103,750		113,750
Held to maturity	196,382	194,350		31,824
Loans Held-for-sale, Fair Value Disclosure	1,105,985	777,280		1,035,408
Deposits	10,803,743	10,265,763		9,683,054
Cash and cash equivalents	518,232	294,981	683,590	1,169,221	23,273	62,922
Available for sale	1,850,526	1,903,922		2,041,605
Other investments	133,282	98,392		129,056
Available for sale securities	1,850,526	1,903,922		2,041,605
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	196,382	194,350		31,824
Loans Held-for-sale, Fair Value Disclosure	2,171,991	2,811,917		1,248,285
Loans Receivable, Fair Value Disclosure	7,111,132	5,862,053		5,668,745
Time deposits	2,930,669
Other borrowings	2,545,991	1,215,209		922,328
Trust preferred securities	78,274	71,597		79,073
Deposits, Fair Value Disclosure		10,299,977		9,576,602
Federal Deposit Insurance Corporation Clawback Liability, Fair Value Disclosure		43,317		39,311
Cash and Cash Equivalents, Fair Value Disclosure		294,981		1,169,221
Available for sale securities		1,903,922		2,041,605
Other Investments, Fair Value Disclosure		98,392		129,056
Estimate of Fair Value, Fair Value Disclosure | Cash Flow Hedging
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		(133,897)		(22,839)
Estimate of Fair Value, Fair Value Disclosure | Freestanding Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure		(3,089)		66,993
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held to maturity	190,615	189,518		32,928
Loans held for sale	2,072,612	2,725,286		1,237,665
Loans held for investment	7,030,992	5,856,781		5,556,590
Time deposits	2,894,148
Other borrowings	2,503,636	1,257,879		887,389
Trust preferred securities	103,750	103,750		113,750
Deposits		10,265,763		9,683,054
Cash and cash equivalents		294,981		1,169,221
Available for sale		1,903,922		2,041,605
Other investments		98,392		129,056
Federal Deposit Insurance Corporation Clawback Liability, Fair Value Disclosure		43,317		39,311
Carrying (Reported) Amount, Fair Value Disclosure | Cash Flow Hedging
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Instruments and Hedges, Liabilities		(133,897)		(22,839)
Carrying (Reported) Amount, Fair Value Disclosure | Freestanding Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Instruments and Hedges, Liabilities		(3,089)		66,993
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment
Held to maturity
Loans Held-for-sale, Fair Value Disclosure
Time deposits
Other borrowings
Trust preferred securities
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment	0
Held to maturity	196,382
Loans Held-for-sale, Fair Value Disclosure	2,171,991
Time deposits	2,930,669
Other borrowings	2,545,991
Trust preferred securities	0
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment	7,111,132
Held to maturity	0
Loans Held-for-sale, Fair Value Disclosure	0
Time deposits	0
Other borrowings	0
Trust preferred securities	$ 78,274

Fair Value Measurements Fair Value by Balance Sheet Grouping (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985	$ 777,280	$ 1,035,408
Loans Receivable, Allowance	73,233	73,999	91,235
Loans and Leases Receivable, Net Amount	7,708,037	6,441,516	6,005,579
Lease financing receivables
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans and Leases Receivable, Net Amount	$ 677,045	$ 584,735	$ 448,989

Commitments and Contingencies Unfunded Credit Extension Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 807,096	$ 255,370	$ 173,603
Loans And Leases
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	192,729	108,631	66,816
Home Equity Line of Credit
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	38,367	45,345	52,974
Credit Card Receivable
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	29,346	26,807	21,153
Commercial Lines
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	544,095	68,158	27,332
Standby Letters of Credit
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 2,559	$ 6,428	$ 5,328

Commitments and Contingencies Unfunded Commitments to Extend Credit - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Unfunded Commitments to Extend Credit
Other Commitment, Due in Next Twelve Months	$ 400	$ 3,308
Other Commitment, Due in Second Year	3,308
Other Commitment Percentage Increase In Year Three	5.00%	5.00%
Other Commitment Percentage Increase in Year Two		5.00%
Loan Purchase Commitments
Unfunded Commitments to Extend Credit
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset		$ 84,134

Commitments and Contingencies Guarantees - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 51,548,000	$ 53,066,000	$ 56,365,000
Obligation to Repurchase Receivables Sold
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	34,000	32,000	26,798
Recourse Related To Servicing Receivables
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	27,640	30,364	32,100
Residential MBS - agency
Loss Contingencies [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	21,048,000	17,639,000
Mortgage-backed Securities, Issued by Private Enterprises
Loss Contingencies [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 25,037,000	$ 25,031,000

Commitments and Contingencies Indemnifications - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Margin Loans Indemnification Guarantee	Dec. 31, 2011 Margin Loans Indemnification Guarantee	Dec. 31, 2010 Margin Loans Indemnification Guarantee	Jun. 30, 2012 Everbank Reverse Mortgage Indemnification Guarantee	Dec. 31, 2011 Everbank Reverse Mortgage Indemnification Guarantee
Guarantor Obligations [Line Items]
Sale of Stock, Ownership Percentage Before Sale						68.00%	68.00%
Escrow Deposit	$ 1,058,462	$ 969,241				$ 3,400	$ 3,400
Guarantor Obligations, Maximum Exposure, Undiscounted			986	801	1,251	1,882	1,882
Guarantor Obligations, Current Carrying Value						$ 500	$ 500

Commitments and Contingencies Operating Lease - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 FLORIDA sqft	Jun. 30, 2012 FLORIDA
Operating Leased Assets [Line Items]
Operating Lease, Term				11 years
Operating Lease Occupancy Space In Square Feet				269,168
Operating Leases, Future Minimum Payments Due	$ 39,482			$ 46,278	$ 46,278
Operating Leases, Rent Expense, Net	$ 11,342	$ 10,019	$ 5,100

Commitments and Contingencies Federal Reserve Requirement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Cash Reserve Deposit Required and Made	$ 101,355	$ 102,454	$ 10,416

Commitments and Contingencies Legal Actions - Additional Information (Detail) (Unfavorable Regulatory Action, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 2,000

Segment Information Number of Segments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Number of Reportable Segments	3

Segment Information Financial Information by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income (expense)	$ 124,984		$ 112,910	$ 240,607		$ 226,603		$ 452,310		$ 465,340		$ 277,383
Total net revenue	199,107		165,843	387,923		345,389		685,413		823,147		509,481
Depreciation and amortization	9,287		5,185	18,091		9,643		24,155		14,888		9,216
Income before income taxes	17,567		35,128	36,207		51,404		81,514		249,873		88,390
Total assets	15,040,824		12,520,174	15,040,824		12,520,174		13,041,678		12,007,886		8,060,179
Tygris Indemnification Asset, Write Offs				8,680				8,680		22,023		0
Banking And Wealth Management
Segment Reporting Information [Line Items]
Net interest income (expense)	114,801		105,107	221,346		211,032		419,415		434,811		253,352
Total net revenue	140,406		120,835	272,179		242,666		504,760	[1]	497,197		286,171
Intersegment revenue	(2,277)		(1,805)	(4,901)		(4,061)		(9,248)		(603)		9,383
Depreciation and amortization	7,080		3,104	13,470		5,662		15,923		7,945		2,661
Income before income taxes	59,819		66,386	121,652		111,251	[2]	241,146	[1]	233,521		85,300
Total assets	13,327,046		11,140,910	13,327,046		11,140,910		11,658,702	[1]	10,117,289	[3]	6,522,869
Mortgage Banking
Segment Reporting Information [Line Items]
Net interest income (expense)	11,790		9,487	22,286		18,909		39,536		38,298		32,708
Total net revenue	60,314	[4]	46,691	118,683	[4]	101,351		182,571	[1]	259,740		231,860
Intersegment revenue	2,277		1,805	4,901		4,061		9,248		603		(9,383)
Depreciation and amortization	409		540	996		1,098		2,063		2,272		2,526
Income before income taxes	(7,872)	[4]	(2,035)	(22,394)	[4]	(2,388)		(38,765)	[1]	32,313		77,065
Total assets	1,902,152		1,482,997	1,902,152		1,482,997		1,557,421		1,957,897		1,543,370
Corporate Services
Segment Reporting Information [Line Items]
Net interest income (expense)	(1,607)		(1,684)	(3,025)		(3,338)		(6,641)		(7,769)		(8,677)
Total net revenue	(1,613)		(1,683)	(2,939)		1,372		(1,918)		66,210	[3]	(8,550)
Depreciation and amortization	1,798		1,541	3,625		2,883		6,169		4,671		4,029
Income before income taxes	(34,380)		(29,223)	(63,051)		(57,459)		(120,867)		(15,961)	[3]	(73,975)
Total assets	124,406		130,615	124,406		130,615		99,886		49,325		24,148
Eliminations
Segment Reporting Information [Line Items]
Net interest income (expense)
Total net revenue
Intersegment revenue
Depreciation and amortization
Income before income taxes
Total assets	$ (312,780)		$ (234,348)	$ (312,780)		$ (234,348)		$ (274,331)		$ (116,625)		$ (30,208)

[1]	Segment earnings in the Mortgage Banking segment included a $39,455 charge for MSR impairment. Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
[2]	Segment earnings in the Banking and Wealth Management segment included an $8,680 charge for the write off of the remaining Tygris indemnification asset for the six months ended June 30, 2011
[3]	Segment earnings in the Corporate Services segment included a $68,056 bargain purchase gain from the acquisition of TCFG. Segment earnings in the Banking and Wealth Management segment included a $22,023 write down of the Tygris indemnification asset. Total assets in the Banking and Wealth Management segment includes $9,999 of goodwill related to the Bank of Florida Acquisition.
[4]	Segment earnings in the Mortgage Banking segment included a $30,135 charge for MSR impairment for the three months ended June 30, 2012 and a $45,279 charge for MSR impairment for the six months ended June 30, 2012

Segment Information Financial Information by Reportable Segments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Valuation Allowance for Impairment of Recognized Servicing Assets, Provisions	$ 30,135	$ 45,279	$ 39,455
Gain on Purchase of Business			0	68,056	0
Tygris Indemnification Asset, Write Offs		8,680	8,680	22,023	0
Goodwill			10,238	10,238	239
Banking And Wealth Management | Bank Of Florida
Segment Reporting Information [Line Items]
Goodwill			$ 9,999

Subsequent Events Purchase of Business Property Lending, Inc - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Mortgage Servicing Rights MSR Net	$ 415,962	$ 489,496	$ 573,196
Subsequent Event | Business Property Lending, Inc. [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	2,406,000
Mortgage Servicing Rights MSR Net	2,813,000
Subsequent Event | Business Property Lending, Inc. [Member] | Commercial and Commercial Real Estate
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross	$ 2,320,000

Subsequent Events FHLB Borrowings - Additional Information (Detail) (Subsequent Event, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Federal Home Loan Bank Advances, New Contract
Subsequent Event [Line Items]
Number of Federal Home Loan Bank advances	5
Advances by Federal Home Loan Bank	$ 636,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	2.28%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	3.28%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.94%
Federal Home Loan Bank Weighted Average Maturity	13 years
Federal Home Loan Bank Advances, Existing Contract, Modified
Subsequent Event [Line Items]
Number of Federal Home Loan Bank advances	5
Advances by Federal Home Loan Bank	$ 250,000
Federal Home Loan Bank Advances, Existing Contract, Modified | Post-modification Period
Subsequent Event [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	1.89%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	1.58%
Federal Home Loan Bank Weighted Average Maturity	7 years
Federal Home Loan Bank Advances, Existing Contract, Modified | Pre-modification Period
Subsequent Event [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	0.73%
Federal Home Loan Bank Weighted Average Maturity	2 years

Subsequent Events Private Placement of Common Stock Pursuant to Conversion of Escrowed Cash - Additional Information (Detail) (Subsequent Event, Tygris, USD $)
In Thousands, except Share data, unless otherwise specified	1 Months Ended
Aug. 31, 2012
Subsequent Event | Tygris
Subsequent Events
Cash in Escrow Related to TCFG	$ 48,654
Conversion of Stock, Shares Issued	4,032,662
Common Stock, Price per Share on Conversion of TCFG Escrow Cash	$ 12.065

Organization and Basis of Presentation, Change in Accounting Estimate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Organization and Basis of Presentation
Financing Receivable Allowance for Credit Losses Period Increase Decrease Change in Estimate	$ 1,907	$ 1,907

Organization and Basis of Presentation, Stock Split - Additional Information (Detail)	1 Months Ended
Jan. 27, 2011
Organization and Basis of Presentation
Common Stock, Conversion Basis	15 for 1 split of its common stock
Stock Split	15

Recent Accounting Pronouncements Troubled Debt Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Receivables, Change in Method of Calculating Impairment, Recorded Investment	$ 23,663
Allowance for Credit Losses, Change in Method of Calculating Impairment	$ 2,819

Discontinued Operations PMC Dissolution - Additional Information (Detail) (Price line Mortgage Company LLC, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0
Ever Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	9,285
Price line Com Incorporated
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,921

Textual - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010	Dec. 31, 2011 Tygris	Feb. 05, 2010 Tygris Y	Feb. 04, 2010 Tygris	May 28, 2010 Bank Of Florida D Y	Dec. 31, 2011 Bank Of Florida	Dec. 31, 2010 Bank Of Florida	Dec. 31, 2010 Tygris	Dec. 31, 2010 Tygris	Dec. 31, 2009 Tygris	May 28, 2010 Bank Of Florida	Dec. 31, 2010 Bank Of Florida
Business Acquisition [Line Items]
Effective Date of Acquisition																Feb 5, 2010		May 28, 2010
Business Acquisition Purchase Price Allocation Bargain Purchase Gain																$ 68,056
Business Acquisition, Cost of Acquired Entity, Transaction Costs															6,093	6,093			6,087
Business Combination, Acquisition Related Costs																2,784	3,309
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables											538,137
TCFG Acquisition Contractual Net Investments Under Contract											806,177
TCFG Acquisition Gross Contractual Amounts Due											938,000
TCFG Acquisition Gross Contractual Amounts Due											648,100
Shares Held in Escrow Related to TCFG									5,950,046	9,470,010
Cash in Escrow Relatedt o TCFG										50,000
Length of Escrow										5
Percentage of Net Losses For Release of Shares from Escrow TCFG										2.00%
Percentage of Average Purchased Loans and Leases TCFG										44,526
FDIC Clawback Liability								141,628
Percentage of Average Purchased Loans and Leases TCFG										17.50%
Interest Income (Expense), Net	124,984	112,910	240,607	226,603	452,310	465,340	277,383								134,985
Noninterest Income	74,123	52,933	147,316	118,785	233,103	357,807	232,098								20,051
Income before income taxes	17,567	35,128	36,207	51,404	81,514	249,873	88,390								55,541
Percentage Reimbursed of Net Losses in Excess												80.00%
Amount in Excess EB Reimbursement by FDIC												385,645
Loss Sharing Length on Single Family Residential												10
Loss Sharing Length on All Other Loans												5
Amount of Days from End of Loss Sharing Agreemement EB Reiumburse FDIC												45
FDIC Clawback Liability												37,592	43,317	39,311
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents											69,480	147,202						147,702
Goodwill Amount												9,999						9,999
Business Acquisiion, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount												$ 0

Acquisition Activities Tygris Acquisition Information (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 05, 2010
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 291,511

Acquisition Activities Tygris Day Before Acquisition Date Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 04, 2010 Tygris	May 28, 2010 Bank Of Florida
Business Acquisition [Line Items]
Cash	$ 69,480	$ 147,702
Lease financing receivables	538,137
Investment securities		162,275
Equipment under operating leases	10,692
Loans, net (covered assets)		888,760
OREO (covered assets)		22,132
Core deposit premium	6,259	3,200
Indemnification asset	30,766
Deferred tax asset, net	113,195	5,765
Premises and equipment	2,166
Other assets	6,815	155,797
Goodwill		9,999
Total Assets Acquired	777,510	1,395,630
Accounts payable and accrued expenses	33,544
Liabilities Assumed Noninterest-bearing deposits		104,088
Interest rate derivatives	12,079
Interest-bearing deposits		1,102,748
Borrowings	372,320	149,240
Other liabilities		39,554
Total Liabilities Assumed	417,943	1,395,630
Total Identifiable Net Assets	$ 359,567

Acquisition Activities Tygris Pro Forma Results (Detail) (Tygris, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Tygris
Business Acquisition [Line Items]
Business Acquisition Proforma Net Interest Income after Provision for Loan and Leases Losses	$ 400,547	$ 313,064
Business Acquisitions Pro Forma Noninterest Income	290,581	237,851
Business Acquisition, Pro Forma Net Income (Loss)	147,993	117,132
Business Acquisitions Net Income Attributable To Common Shareholders	$ 112,795	$ 89,197
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 1.51	$ 1.27
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 1.47	$ 1.25

Investment Securities Investments Classified by Contractual Maturity Date (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 1,862,965	$ 1,930,109	$ 2,010,309
Available-for-sale Securities, Fair Value Disclosure	1,850,526	1,903,922	2,041,605
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	190,615	189,518	32,928
Held-to-maturity Securities, Fair Value Disclosure	196,382	194,350	31,824
Available for sale and held to maturity securities amortized cost		2,119,627	2,043,237
Available for sale and held to maturity securities fair value disclosure		2,098,272	2,073,429
Asset-backed securities (ABS)
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	10,554	10,573	10,611
Available-for-sale Securities, Fair Value Disclosure	7,616	7,477	8,128
Available For Sale Securities Debt Maturities Yield After Ten Years		1.23%
Residential CMO securities - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	70	96	139
Available-for-sale Securities, Fair Value Disclosure	77	104	148
Available For Sale Securities Debt Maturities Yield		6.14%
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	146,163	159,882	6,800
Held-to-maturity Securities, Fair Value Disclosure	152,003	165,833	7,090
Held To Maturity Securities Debt Maturities Yield		3.14%
Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,851,998	1,919,046	1,998,977
Available-for-sale Securities, Fair Value Disclosure	1,842,331	1,895,818	2,032,663
Available For Sale Securities Debt Maturities Yield		3.95%
Residential MBS - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	266	317	505
Available-for-sale Securities, Fair Value Disclosure	281	338	540
Available For Sale Securities Debt Maturities Yield		4.39%
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	34,176	19,132	20,959
Held-to-maturity Securities, Fair Value Disclosure	36,174	20,596	21,874
Held To Maturity Securities Debt Maturities Yield		4.65%
Equity Securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	77	77	77
Available-for-sale Securities, Fair Value Disclosure	221	185	126
Corporate securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount		10,504
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value		7,921
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	10,276	10,504	5,169
Held-to-maturity Securities, Fair Value Disclosure	$ 8,205	$ 7,921	$ 2,860
Held To Maturity Securities Debt Maturities Yield After Ten Years		3.79%

Investment Securities Other Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities
Federal Home Loan Bank Stock		$ 96,371	$ 95,550
Securities for Reverse Repurchase Agreements			25,000
Other Investments, Other		2,021	8,506
Other Investments	$ 133,282	$ 98,392	$ 129,056

Loans and Leases Held for Investment, Net Lease Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Held for Investment, Net
Lease financing receivables	$ 685,836	$ 650,084
Residuals	41,157	48,797
Unearned income	(84,523)	(97,718)
Lease financing receivables, net of unearned income	642,470	601,163
Net deferred lease origination costs	10,788	4,667
Purchased lease discounts	(64,757)	(154,387)
Capital Leases Net Investment In Direct Financing Leases Gross of Allowance for Loan and Lease Losses	588,501	451,443
Allowance for loan and lease losses	(3,766)	(2,454)
Lease financing receivables, net	584,735	448,989
Capital Leases, Future Minimum Payments Due, Next Twelve Months	254,290
Capital Leases, Future Minimum Payments Due in Two Years	193,786
Capital Leases, Future Minimum Payments Due in Three Years	120,486
Capital Leases, Future Minimum Payments Due in Four Years	70,016
Capital Leases, Future Minimum Payments Due in Five Years	34,280
Capital Leases, Future Minimum Payments Due Thereafter	12,978
Capital Leases, Future Minimum Payments Due	$ 685,836

Loans and Leases Held for Investment, Net Concentration of Credit Risk, Five Highes Concentration Percentages by State (Detail)	12 Months Ended
Dec. 31, 2011
California
Concentration Risk [Line Items]
Percentage of United States Population	12.00%
FLORIDA
Concentration Risk [Line Items]
Percentage of United States Population	6.00%
Texas
Concentration Risk [Line Items]
Percentage of United States Population	8.00%
New York
Concentration Risk [Line Items]
Percentage of United States Population	6.00%
New Jersey
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
North Carolina
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
Washington
Concentration Risk [Line Items]
Percentage of United States Population	2.00%
Illinois
Concentration Risk [Line Items]
Percentage of United States Population	4.00%
Georgia
Concentration Risk [Line Items]
Percentage of United States Population	3.00%
Residential Mortgage | California
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	18.00%
Residential Mortgage | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	13.00%
Residential Mortgage | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	10.00%
Residential Mortgage | New York
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%
Residential Mortgage | New Jersey
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	5.00%
Commercial and Commercial Real Estate | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	81.00%
Commercial and Commercial Real Estate | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	5.00%
Commercial and Commercial Real Estate | North Carolina
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	1.00%
Commercial and Commercial Real Estate | Washington
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	1.00%
Commercial and Commercial Real Estate | Georgia
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	2.00%
Lease financing receivables | California
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	14.00%
Lease financing receivables | FLORIDA
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	8.00%
Lease financing receivables | Texas
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	12.00%
Lease financing receivables | New York
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%
Lease financing receivables | Illinois
Concentration Risk [Line Items]
Commercial and Commercial Real Estate	7.00%

Allowance for Loan and Lease Losses Impaired Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Financing Receivable, Average Investment	$ 208,575	$ 228,453	$ 216,812	$ 235,896	$ 251,274	$ 275,672	$ 244,332
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 1,134	$ 1,258	$ 2,375	$ 2,138	$ 4,805	$ 21,480	$ 21,365

Premises and Equipmen (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 94,948	$ 86,375
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(51,210)	(42,323)
Property, Plant and Equipment, Net	52,037	43,738	44,052
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		70,296	65,151
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		9,104	8,111
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		7,852	7,567
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,446	5,546
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,250

Premises and Equipmen - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation, Depletion and Amortization	$ 11,909	$ 10,100	$ 8,508
Equipment Leased to Other Party
Depreciation	11,030
Accumulated Depreciation	$ 12,627

Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Assets
Margin Deposit Assets		$ 170,656	$ 31,580
Servicing Advances on Mortgage Loans		94,229	111,262
Interest Receivable		78,167	53,021
Foreclosure Claims Receivable		69,572	99,991
Other Real Estate		62,120	56,616	24,087	18,010
Derivative Assets (Liabilities), at Fair Value, Net		47,693	98,509
Corporate advances		44,120	52,912
Prepaid Expense		12,463	34,711
Goodwill		10,238	10,238	239
Intangible Assets, Net (Excluding Goodwill)		7,404	8,621
FDIC Indemnification Asset		0	8,680
Other Assets, Miscellaneous		50,134	55,280
Other assets	$ 768,164	$ 646,796	$ 621,421

Other Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Servicing Advances on Mortgage Loans	$ 17,082	$ 2,127
Foreclosure claims receivable, allowance	2,537	3,091
Other real estate owned, valuation allowance	$ 15,031	$ 10,408

Other Assets Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance, beginning of year	$ 56,616	$ 24,087	$ 18,010
Other Real Estate, Additions	65,230	80,801	32,713
Real Estate Owned, Valuation Allowance, Provision	(14,471)	(16,034)	(3,204)
Other Real Estate, Disposals	(45,255)	(32,238)	(23,432)
Balance, end of year	$ 62,120	$ 56,616	$ 24,087

Goodwill and Intangible Assets Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Goodwill
Balance, beginning of year	$ 239	$ 10,238
Goodwill, Period Increase (Decrease)	9,999
Balance, end of year	$ 10,238	$ 10,238

Goodwill and Intangible Assets Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Feb. 05, 2010 Tygris	Dec. 31, 2011 Tygris Technology Platform	Feb. 05, 2010 Tygris Technology Platform	Dec. 31, 2011 Tygris Customer Relationships	Feb. 05, 2010 Tygris Customer Relationships	Dec. 31, 2011 Tygris Operating Lease Intangible	Feb. 05, 2010 Tygris Operating Lease Intangible	May 28, 2010 Bank Of Florida	Dec. 31, 2011 Bank Of Florida Core Deposits	May 28, 2010 Bank Of Florida Core Deposits	Dec. 31, 2011 Technology Platform	Dec. 31, 2010 Technology Platform	Dec. 31, 2011 Core Deposits	Dec. 31, 2010 Core Deposits	Dec. 31, 2011 Customer Relationships	Dec. 31, 2010 Customer Relationships	Dec. 31, 2011 Operating Lease Intangible	Dec. 31, 2010 Operating Lease Intangible
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,408
Weighted Average Amortization Period				6 years		10 years		1 year 6 months			7 years
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,408
Finite-lived Intangible Assets, Fair Value Disclosure	9,459	9,459	6,259		4,137		2,613		(491)	3,200		3,200	4,137	4,137	3,200	3,200	2,613	2,613	(491)	(491)
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,408
Finite-Lived Intangible Assets, Accumulated Amortization	(2,055)	(838)											(1,322)	(632)	(724)	(267)	(500)	(239)	491	300
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,408
Finite-Lived Intangible Assets, Amortization Expense, Year Five	776
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	996
Finite-Lived Intangible Assets, Net	$ 7,404	$ 8,621											$ 2,815	$ 3,505	$ 2,476	$ 2,933	$ 2,113	$ 2,374		$ (191)

Goodwill and Intangible Assets Textual - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of Intangible Assets	$ 1,217	$ 838	$ 0

Deposit Deposit by Type (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits
Noninterest-bearing Deposit Liabilities	$ 1,356,769	$ 1,234,615	$ 1,136,619
Interest-bearing Deposit Liabilities, Domestic		2,124,306	2,003,314
Market-based money market accounts		455,204	379,207
Savings and money market accounts, excluding market-based		3,759,045	3,457,351
Market-based time		901,053	854,388
Time, excluding market-based		1,791,540	1,852,175
Deposits	$ 10,803,743	$ 10,265,763	$ 9,683,054

Deposit - Addtional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument, Unamortized Discount (Premium), Net	$ 1,442	$ 1,698
Unamortized Options Related to Index-linked Time Deposits	11,616	10,587
Index-linked Time Deposits	$ 206,899	$ 154,322

Deposit Schedule Of Time Deposit Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Time Deposit Maturities, Next Twelve Months	$ 1,852,747
Time Deposit Maturities, Year Two	213,163
Time Deposit Maturities, Year Three	91,679
Time Deposit Maturities, Year Four	280,306
Time Deposit Maturities, Year Five	208,579
Time Deposit Maturities, Year Six	34,806
Time Deposit Maturities, Year Seven	0
Time Deposit Maturities, Year Eight	24,371
Time Deposits	$ 2,705,651

Deposit Deposits Denominated in Foreign Currency (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits
Noninterest-bearing Deposit Liabilities, Foreign	$ 333	$ 953
Interest-bearing Foreign Deposit, Money Market	397,941	334,342
Interest-bearing Foreign Deposit, Time Deposits	694,154	700,066
Deposits, Foreign	$ 1,092,428	$ 1,035,361

Deposit Deposits Denominated in Foreign Currency by Currency (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits, Foreign	$ 1,092,428	$ 1,035,361
Foreign currency denominated in Australian Dollars
Deposits, Foreign	257,792	236,074
Foreign currency denominated in Chinese Renminbi
Deposits, Foreign	119,852	99,382
Foreign currency denominated in Canadian Dollars
Deposits, Foreign	117,989	108,478
Foreign currency denominated in Norwegian Krone
Deposits, Foreign	115,368	104,029
Foreign currency denominated in Brazilian Real
Deposits, Foreign	98,544	99,600
Foreign currency denominated in Swiss Franc
Deposits, Foreign	94,077	88,286
Foreign currency denominated in Euro
Deposits, Foreign	62,883	89,631
Foreign currency denominated in New Zealand Dollar
Deposits, Foreign	59,185	65,782
Foreign currency denominated in Singapore Dollar
Deposits, Foreign	57,607	32,488
Foreign currency denominated in South African Rand
Deposits, Foreign	25,835	31,190
Foreign currency denominated in other currencies
Deposits, Foreign	$ 83,296	$ 80,421

Other Borrowings Schedule of Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively		$ 1,237,485	$ 866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively		20,394	20,714
Notes payable			20
Other borrowings	$ 2,503,636	$ 1,257,879	$ 887,389

Other Borrowings Schedule of Other Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
FHLB advances, unamortized premium	$ 1,199	$ 2,487
Securities sold under agreements to repurchase, unamortized premium	$ 394	$ 714

Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense, Federal Home Loan Bank Advances	$ 31,912	$ 35,959	$ 46,793

Other Borrowings Schedule of Advances from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 846,786	$ 720,168
Federal Home Loan Bank, Advances, Maturities Summary, Convertible	44,000	44,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	345,500	100,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 1,236,286	$ 864,168

Other Borrowings Schedule of Advances from FHLB (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate Advance
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	2.45%	3.63%
Convertible Debt
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	4.42%	4.42%
Overnight Advance
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	0.36%	0.47%

Other Borrowings Contractual Maturity Dates for FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Borrowings
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 692,428
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	252,858
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	100,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	81,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	80,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Six	25,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Seven	0
Federal Home Loan Bank Advances, Maturities Summary, Due in Year Eight	5,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 1,236,286	$ 864,168

Other Borrowings Detail of Other Borrowings Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Tygris	Feb. 28, 2010 Tygris	Jun. 30, 2010 Bank Of Florida
Federal Home Loan Bank Borrowings, Percentage of Bank Assets		40.00%
Loan Categories Pledged to Secure Federal Home Loan Bank Advances		4
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt		$ 8,468,850	$ 5,360,259
Pledged Financial Instruments, Not Separately Reported, Securities for Federal Home Loan Bank		231,056	144,192
Pledged Assets, Lendable Value		2,071,704	1,116,322
Pledged Assets, Lendable Value, Amount Eligible to be Borrowed		832,593	252,154
Extinguishment of Debt, Amount					30,985	324,397	72,621
Repayments of Long-term Debt		5,620	386,157	0	33,603	344,116
Payments for (Proceeds from) Hedge, Investing Activities						12,079	72,705
Gains (Losses) on Extinguishment of Debt	$ 5,735	$ 0	$ (10,341)	$ 0	$ 2,618	$ 7,640	$ 84

Trust Preferred Securities Balances, Purchases & Interest Expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended
	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jan. 01, 2011 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037	Dec. 31, 2010 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037	Jan. 01, 2011 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	Dec. 31, 2011 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	Dec. 31, 2010 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	May 31, 2010 Group Twenty [Member]	May 31, 2010 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Number of Unconsolidated Trusts		8
Junior Subordinated Notes		$ 103,750	$ 113,750		$ 103,750		$ 10,000		$ 15,750	$ 15,750
Payments for Repurchase of Trust Preferred Securities						10,000					4,250	5,000
Gains (Losses) on Extinguishment of Debt	5,735	0	(10,341)	0				4,400
Interest Expense, Trust Preferred Securities		$ 6,641	$ 7,769	$ 8,676

Trust Preferred Securities Outstanding Trust Preferred Securities by Maturity Date (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Junior Subordinated Notes	$ 103,750	$ 103,750	$ 113,750
Fixed at 10.25%, Maturity Jul 2031
Junior Subordinated Notes		15,000	15,000
Three-month LIBOR, plus 3.58%, Maturity Jul 2031
Junior Subordinated Notes		15,000	15,000
Three-month LIBOR, plus 1.99%, Maturity Jul 2031
Junior Subordinated Notes		10,000	10,000
Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035
Junior Subordinated Notes		10,000	10,000
Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035
Junior Subordinated Notes		10,000	10,000
Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036
Junior Subordinated Notes		15,750	15,750
Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037
Junior Subordinated Notes		15,000	15,000
Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037
Junior Subordinated Notes		13,000	13,000
Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Junior Subordinated Notes			$ 10,000

Trust Preferred Securities Outstanding Trust Preferred Securities by Maturity Date (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed at 10.25%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	10.25%	10.25%
Three-month LIBOR, plus 3.58%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	4.01%	3.87%
Debt Instrument Basis Spread On Variable Rate	3.58%	3.58%
Three-month LIBOR, plus 1.99%, Maturity Jul 2031
Debt Instrument, Interest Rate, Stated Percentage	2.39%	2.28%
Debt Instrument Basis Spread On Variable Rate	1.99%	1.99%
Fixed at 6.40% to Aug 2015, Thereafter, Three-month LIBOR, plus 1.80%, Maturity Aug 2035
Debt Instrument, Interest Rate, Stated Percentage	6.40%	6.40%
Debt Instrument Basis Spread On Variable Rate	1.80%	1.80%
Fixed at 6.08% to Nov 2015, Thereafter, Three-month LIBOR, plus 1.49%, Maturity Nov 2035
Debt Instrument, Interest Rate, Stated Percentage	6.08%	6.08%
Debt Instrument Basis Spread On Variable Rate	1.49%	1.49%
Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036
Debt Instrument, Interest Rate, Stated Percentage	6.74%	6.74%
Debt Instrument Basis Spread On Variable Rate	1.74%	1.74%
Fixed at 6.63% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Jun, 2037
Debt Instrument, Interest Rate, Stated Percentage	6.63%	6.63%
Debt Instrument Basis Spread On Variable Rate	1.70%	1.70%
Fixed at 7.38% to Jun 2012, Thereafter, Three-month LIBOR, plus 1.70%, Maturity Sep 2037
Debt Instrument, Interest Rate, Stated Percentage	7.38%	7.38%
Debt Instrument Basis Spread On Variable Rate	1.70%	1.70%
Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Debt Instrument, Interest Rate, Stated Percentage	7.34%	7.34%
Debt Instrument Basis Spread On Variable Rate	1.75%	1.75%

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gains to earnings	$ 0	$ 0	$ 0	$ (2,739)
Losses associated with current period transactions	(7,581)	(378)	13,705	(10,550)
OTTI loss (noncredit portion), net of accretion	0	0	0	502	320	733	(1,051)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	2,883	144	(5,146)	4,696
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	11,769	9,861	8,726	7,451
Total accumulated other comprehensive (loss) income	(113,094)		(113,094)		(107,749)	(5,056)	20,063
Net unrealized gains (losses) due to changes in fair value	(32,932)	(27,715)	(26,304)	(22,829)
Debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year				19,712	19,712	29,497	11,500
Reclassification of unrealized gains to earnings					(15,892)	(21,975)	(3,869)
Losses associated with current period transactions					(40,711)	4,660	33,697
OTTI loss (noncredit portion), net of accretion					(502)	1,159	(1,661)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax					21,196	6,371	(10,170)
Balance, end of year					(16,197)	19,712	29,497
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax					42,095	7,481	(4,223)
Balance, beginning of year				(14,493)	(14,493)	(1,483)	(8,364)
Net unrealized gains (losses) due to changes in fair value					(110,755)	(20,491)	11,104
Balance, end of year					(83,153)	(14,493)	(1,483)
Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year				(10,275)	(10,275)	(7,951)	(2,358)
Losses associated with current period transactions					(4,816)	(9,015)	(12,854)
Reclassification of unrealized net losses to earnings					7,515	5,388	4,079
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax					(823)	1,303	3,182
Balance, end of year					$ (8,399)	$ (10,275)	$ (7,951)

General and Administrative Expense (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and Administrative Expense
Professional and Contract Services Expense						$ 63,867	$ 28,353	$ 13,362
Other Credit Related Expense						47,544	75,715	12,484
Foreclosed Real Estate Expense						35,306	21,617	21,661
Regulatory and other agency fees						29,032	14,899	15,286
Marketing and Advertising Expense						17,667	18,598	8,978
Loan origination expense						9,183	7,431	8,793
Loan Portfolio Expense						8,889	9,346	5,105
Tygris Indemnification Asset, Write Offs				8,680		8,680	22,023	0
Gains (Losses) on Extinguishment of Debt	(5,735)					0	10,341	0
Other Expenses						31,349	30,545	24,913
General and Administrative Expense		$ 76,600	$ 48,650	$ 147,534	$ 121,216	$ 251,517	$ 238,868	$ 110,582

Income Taxes Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)					$ (17,312)	$ 43,777	$ 41,858
Current State and Local Tax Expense (Benefit)					1,937	3,592	4,388
Current Income Tax Expense (Benefit)					(15,375)	47,369	46,246
Deferred Federal Income Tax Expense (Benefit)					46,705	8,744	(10,853)
Deferred State and Local Income Tax Expense (Benefit)					(2,545)	4,860	(540)
Deferred Income Tax Expense (Benefit)			(8,347)	39,272	44,160	13,604	(11,393)
Income Tax Expense (Benefit)	$ 6,395	$ 13,333	$ 13,189	$ 20,193	$ 28,785	$ 60,973	$ 34,853

Income Taxes Reconciliation of Federal Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate					$ 28,530	$ 87,456	$ 30,937
Income Tax Reconciliation, State and Local Income Taxes					(698)	6,583	1,605
Bargain Purchase Gain Income Tax Effect					0	(23,820)	0
Revaluation of Net Unrealized Built-in Loss Income Tax Effect					691	(7,840)	0
Transaction Costs, Income Tax Effect					0	143	1,097
Income Tax Reconciliation, Other Adjustments					262	(1,549)	1,214
Income Tax Expense (Benefit)	$ 6,395	$ 13,333	$ 13,189	$ 20,193	$ 28,785	$ 60,973	$ 34,853
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate					35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes					(0.86%)	2.63%	1.82%
Effective Income Tax Rate Reconciliation, Bargain Purchase Gain					0.00%	(9.53%)	0.00%
Effective Income Tax Rate Reconciliation, Revaluation of Net Unrealized Built-in Loss					0.85%	(3.14%)	0.00%
Effective Income Tax Rate Reconciliation, Transaction Costs					0.00%	0.06%	1.24%
Effective Income Tax Rate Reconciliation, Other Adjustments					0.32%	(0.62%)	1.37%
Effective Income Tax Rate, Continuing Operations	36.40%	38.00%	36.40%	39.30%	35.31%	24.40%	39.43%

Income Taxes Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Deferred Tax Assets, Federal NOL Carryforwards, Domestic		$ 73,240	$ 74,679
Deferred Tax Assets, State NOL Carryforwards		7,683	7,072
Deferred Tax Assets, Interest Rate Swaps		55,632	14,377
Deferred Tax Assets, Credit and Other Reserves		38,397	25,565
Deferred Tax Assets, Loans and Leases Receivable, Allowance		29,356	34,061
Deferred Tax Assets, Purchase Accounting		24,793	58,664
Deferred Tax Assets, FDIC Clawback Liability		16,360	13,745
Deferred Tax Assets, Nonaccrual Interest on Loans		10,307	8,150
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross		9,831
Deferred Tax Asset, Security and Loan Valuations		6,874	11,955
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost		5,800	4,559
Deferred Tax Assets, Other		8,330	8,882
Deferred Tax Assets, Gross		286,603	261,709
Deferred Tax Assets, Valuation Allowance		(3,904)	(3,893)
Deferred Tax Assets, Net of Valuation Allowance		282,699	257,816
Deferred Tax Liabilities, Leasing Arrangements		58,969	34,833
Deferred Tax Liabilities, Mortgage Servicing Rights		47,809	53,009
Deferred Tax Liabilities, Property, Plant and Equipment		5,169	3,428
Deferred Tax Liabilities, Tax Deferred Income		4,465	5,403
Deferred Tax Liabilities, Purchase Accounting		2,777	6,626
Deferred Tax Liabilities, Unrealized Gains on Trading Securities			11,365
Deferred Tax Liabilities, Other		11,876	9,827
Deferred Tax Liabilities, Gross		131,065	124,491
Deferred income taxes, net	$ 163,561	$ 151,634	$ 133,325

Income Taxes Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Unrecognized Tax Benefits, beiginning balance	$ 5,197	$ 346	$ 216
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	1,268
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions		4,851	130
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(2,279)
Unrecognized Tax Benefits, ending balance	$ 4,186	$ 5,197	$ 346

Employee Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans
Defined Contribution Plan, Percent Contributed by Employee, Minimum	1.00%
Defined Contribution Plan, Percent Contributed by Employee, Maximum	18.00%
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%
Defined Contribution Plan, Cost Recognized	$ 4,689	$ 3,613	$ 2,760
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 5,502	$ 4,600	$ 3,483

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,574,468
Share Based Compensation, Options, Vesting Period, Minimun	1 year
Share Based Compensation, Options, Vesting Period, Maximum	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Lower Limit	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Uppler Limit Range	10 years
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Lower Limit	0.00%
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Upper Limit	36.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 496
Share-based Compensation, Nonvested Stock, Period Compensation Expense is Recognized	1 year 5 months

Share-Based Compensation Compensation Expense and Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Allocated Share-based Compensation Expense	$ 3,732	$ 4,293	$ 5,799
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 1,318	$ 1,599	$ 2,287

Share-Based Compensation Options, Fair Value Inputs (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.67%	2.15%	1.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.33%	3.62%	2.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%	32.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	25.34%	25.84%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	25.99%	32.16%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	25.66%	27.25%	32.16%
Share Based Compensation, Fair Value Assumptions, Expected Term	8 years 9 months 18 days		8 years 7 months 6 days
Share Based Compensation, Fair Value Assumptions, Expected Term, Minimum		8 years 7 months 6 days
Share-Based Compensation, Fair Value Assumptions, Expected Term, Maximum		8 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%

Share-Based Compensation Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	11,336,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	741,187	1,564,665	364,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(523,845)	(27,000)	(110,250)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(20,250)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(11,250)
Share-based Compensation, Options, Cancelled	(15,750)
Outstanding, end of year	11,507,077	11,336,985
Share-based compensation, Options, Options Fully Vested and Excercisable	6,001,950
Share-based Compensation, Options, Options Expected to Vest	5,209,547
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, beginning of year	$ 10.36
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 15.9
Share-based Compensation, Options, Exercises in Period, Weighted Average Exercise Price	$ 3.06
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 15.9
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 5.33
Share-based Compensation, Options, Cancelled, Weighted Average Exercise Price	$ 12.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, end of year	$ 11.04	$ 10.36
Share-based compensation, Options, Options Fully Vested and Excersiable, Weighted Average Exercise Price	$ 8.24
Share-based Compensation, Options, Options, Expected to Vest, Weighted-Average Exercise Price	$ 14.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Share-based Compensation, Options, Options Fully Vested and Exercisable, Weighted-Average Remaining Contractual Term in Years	4 years 2 months 12 days
Share-based Compensation, Options, Options Expected to Vest, Weighted Average Remaining Contractual Term in Years	7 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 5,970	$ 79	$ 800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 38,856
Share-based Compensation, Options, Options Fully Vested and Exercisable at Year End, Intrinsic Value	33,538
Share-based Compensation, Options, Options Expected to Vest, Intrinsic Value	4,687

Share-Based Compensation Options, Additional Disclosures (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	741,187	1,564,665	364,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.29	$ 3.06	$ 3.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	523,845	27,000	110,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 5,970	$ 79	$ 800
Proceeds from Stock Options Exercised	$ 1,604	$ 208	$ 288

Share-Based Compensation Nonvested Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested Stock, Outstanding, beginning balance	629,265	671,160	632,400
Nonvested Stock, Issued in Period	14,175	19,410	64,665
Nonvested Stock, Vested in Period	(169,695)	(60,300)	(22,905)
Nonvested Stock, Forfeited in Period	(3,140)	(1,005)	(3,000)
Nonvested Stock, Outstanding ending Balance	470,605	629,265	671,160
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Nonvested Stock, Weighted Average Grant Date Fair Value, beginning balance	$ 7.13	$ 6.89	$ 6.78
Nonvested Stock, Issued in Period, Weighted Average Grant Date Fair Value	$ 14.33	$ 11.99	$ 7.92
Nonvested Stock, Vested in Period, Weighted Average Grant Date Fair Value	$ 6.56	$ 6.09	$ 6.51
Nonvested Stock, Forfeitures, Weighted Average Grant Date Fair Value	$ 11.69	$ 7.73	$ 7.73
Nonvested Stock, Weighted Average Grant Date Fair Value, ending Balance	$ 7.52	$ 7.13	$ 6.89

Commitments and Contingencies Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 8,989
Operating Leases, Future Minimum Payments, Due in Two Years	6,741
Operating Leases, Future Minimum Payments, Due in Three Years	6,138
Operating Leases, Future Minimum Payments, Due in Four Years	5,602
Operating Leases, Future Minimum Payments, Due in Five Years	4,711
Operating Leases, Future Minimum Payments, Due Thereafter	7,301
Operating Leases, Future Minimum Payments Due	$ 39,482

Variable Interest Entities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entities
Servicing Fees, Net	$ (21,794)	$ 25,328	$ (20,721)	$ 51,416	$ 53,961	$ 117,697	$ 92,220
Servicing Advances on Mortgage Loans					94,229	111,262
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets					2,082,751	2,069,238
Servicing Fees, Net					53,961	117,697	92,220
Servicing Advances on Mortgage Loans					$ 94,229	$ 111,262

Regulatory Matters - Additional Information (Detail)	Dec. 31, 2011
Regulatory Matters
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%
Core Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%

Regulatory Matters (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Core Capital to Adjusted Tangible Assets	4.00%
Capital to Risk Weighted Assets	8.00%
Scenario, Actual
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital	$ 1,048,199	$ 1,034,977
Tier One Leverage Capital	1,048,199	1,034,977
Capital	1,104,377	1,102,674
Tier One Risk Based Capital	1,026,612	1,021,736
Tangible Capital to Tangible Assets	8.00%	8.70%
Core Capital to Adjusted Tangible Assets	8.00%	8.70%
Capital to Risk Weighted Assets	15.70%	17.00%
Tier One Risk Based Capital to Risk Weighted Assets	14.60%	15.80%
For OCC Capital Adequacy Purposes
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible Capital	195,599	180,131
Tier One Leverage Capital	523,256	477,226
Capital	563,470	517,801
Tangible Capital to Tangible Assets	1.50%	1.50%
Core Capital to Adjusted Tangible Assets	4.00%	4.00%
Capital to Risk Weighted Assets	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	654,070	596,532
Capital	704,337	647,252
Tier One Risk Based Capital	$ 422,602	$ 388,351
Core Capital to Adjusted Tangible Assets	5.00%	5.00%
Capital to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital to Risk Weighted Assets	6.00%	6.00%

Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Parties
Loans and Leases Receivable, Related Parties	$ 4,793	$ 4,868
Related Party Deposit Liabilities	8,247	3,757
Related Party Transaction, Amounts of Transaction	$ 3,372	$ 3,303	$ 3,522

Condensed Parent Company Financial Information (Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 518,232	$ 294,981	$ 683,590	$ 1,169,221	$ 23,273	$ 62,922
Other assets	768,164	646,796		621,421
Total Assets	15,040,824	13,041,678	12,520,174	12,007,886	8,060,179
Accounts payable and accrued liabilities	448,326	446,621		310,495
Trust preferred securities (Note 16)	103,750	103,750		113,750
Total Liabilities	13,859,455	12,074,013		10,994,688
Shareholders' Equity (Note 17)	1,181,369	967,665	1,027,685	1,013,198	553,911	419,624
Total Liabilities and Shareholders' Equity	15,040,824	13,041,678		12,007,886
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		4,389		12,596	15,064	7,781
Investment in Subsidaries, Bank Subsidiary		1,070,888		1,116,902
Investment in Subsidaries, Nonbank Subsidiaries		4,760		3,654
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		1,075,648		1,120,556
Other assets		1,180		2,466
Total Assets		1,081,217		1,135,618
Accounts payable and accrued liabilities		6,408		4,757
Due to subsidiaries, net		3,394		3,913
Trust preferred securities (Note 16)		103,750		113,750
Total Liabilities		113,552		122,420
Shareholders' Equity (Note 17)		967,665		1,013,198
Total Liabilities and Shareholders' Equity		$ 1,081,217		$ 1,135,618

Condensed Parent Company Financial Information (Income statements) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Bargain purchase gain						$ 0	$ 68,056	$ 0
Gain on extinguishment of debt	5,735					0	(10,341)	0
Interest expense		(31,613)	(35,223)	(61,421)	(71,609)	(135,910)	(147,167)	(163,211)
Noninterest expense		(175,783)	(121,711)	(334,604)	(266,950)	(554,195)	(493,933)	(299,179)
Income (loss) before income tax benefit		17,567	35,128	36,207	51,404	81,514	249,873	88,390
Income tax benefit		(6,395)	(13,333)	(13,189)	(20,193)	(28,785)	(60,973)	(34,853)
Net Income		11,172	21,795	23,018	31,211	52,729	188,900	53,365
Parent Company
Condensed Financial Statements, Captions [Line Items]
Bargain purchase gain						0	68,056	0
Gain on extinguishment of debt						4,400	5,735
Other income						312	47	43
Total income						4,712	73,838	43
Interest expense						6,641	7,769	8,676
Noninterest expense						661	569	387
Total expense						7,302	8,338	9,063
Income (loss) before income tax benefit						(2,590)	65,500	(9,020)
Income tax benefit						(796)	(951)	(3,147)
Income (loss) before equity in earnings of subsidiaries						(1,794)	66,451	(5,873)
Equity in earnings of subsidiaries						54,523	122,449	59,238
Net Income						$ 52,729	$ 188,900	$ 53,365

Condensed Parent Company Financial Information (Cash flow) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income	$ 11,172	$ 21,795	$ 23,018	$ 31,211	$ 52,729	$ 188,900	$ 53,365
Deferred income taxes			(8,347)	39,272	44,160	13,604	(11,393)
Gain on Purchase of Business					0	(68,056)	0
Gain on extinguishment of debt					(4,400)	4,607	0
Other operating activities			(2,778)	2,665	439	935	1,654
Other assets			37,043	3,800	(60,646)	156,902	(29,697)
Accounts payable and accrued liabilities			1,638	6,093	26,672	71,101	(2,215)
Net cash provided by (used in) operating activities			(592,572)	583,382	(696,191)	187,616	(71,585)
Net cash used in investing activities			(1,158,133)	(1,544,740)	(1,158,039)	(625,682)	(916,612)
Proceeds from issuance of common stock			207,514	1,093	1,672	281	64,959
Net cash (used in) provided by financing activities			1,973,956	475,727	979,990	1,584,014	948,548
Net Increase (Decrease) in Cash and Cash Equivalents			223,251	(485,631)	(874,240)	1,145,948	(39,649)
Cash and cash equivalents at beginning of period			294,981	1,169,221	1,169,221	23,273	62,922
Cash and cash equivalents at end of period	518,232	683,590	518,232	683,590	294,981	1,169,221	23,273
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income					52,729	188,900	53,365
Equity in earnings of subsidiaries					(54,523)	(122,449)	(59,238)
Amortization of gain on interest rate swaps					(51)	666	0
Dividends received from bank subsidiary					8,800	6,800	6,800
Deferred income taxes					13	2,109	0
Gain on Purchase of Business					0	(68,056)	0
Gain on extinguishment of debt					(4,400)	(5,735)	0
Other operating activities					(50)	(11)	(51)
Other assets					(761)	(206)	376
Accounts payable and accrued liabilities					130	(516)	(179)
Due to subsidiaries					99	0	282
Net cash provided by (used in) operating activities					1,986	1,502	1,355
Capital contributions					(2,500)	(1)	(57,000)
Net cash used in investing activities					(2,500)	(1)	(57,000)
Purchase of trust preferred securities					(5,600)	(3,515)	0
Repurchase of common stock					(3,537)	(508)	(1,806)
Proceeds from issuance of common stock					1,672	281	64,959
Dividends paid					(228)	(227)	(225)
Net cash (used in) provided by financing activities					(7,693)	(3,969)	62,928
Net Increase (Decrease) in Cash and Cash Equivalents					(8,207)	(2,468)	7,283
Cash and cash equivalents at beginning of period				12,596	12,596	15,064	7,781
Cash and cash equivalents at end of period					$ 4,389	$ 12,596	$ 15,064

Subsequent Events MetLife Bank N.A. Warehouse Lending Division Acquisition - Additional Information (Detail) (Warehouse Lending Division, MetLife Bank, N.A.)	6 Months Ended	1 Months Ended
	Jun. 30, 2012	Apr. 02, 2012 Subsequent Event	Feb. 08, 2012 Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Date of Acquisition Agreement	Feb 8, 2012		Feb 8, 2012
Business Acquisition, Effective Date of Acquisition	Apr 2, 2012	Apr 2, 2012

Subsequent Events Series A Preferred Stock Special Cash Dividend - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 25, 2012 Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan 25, 2012
Dividends, Preferred Stock, Cash	$ 5,555	$ 113	$ 4,482